Schwab Capital Trust
Schwab® S&P 500 Index Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.3%
Aptiv plc	438,961	34,129,218
BorgWarner, Inc.	339,521	12,426,468
Ford Motor Co.	6,348,442	41,963,202
General Motors Co.	2,049,778	51,018,974
		139,537,862

Banks 3.5%
Bank of America Corp.	12,732,568	316,786,292
Citigroup, Inc.	3,398,767	169,972,338
Citizens Financial Group, Inc.	697,705	17,310,061
Comerica, Inc.	227,778	8,774,009
Fifth Third Bancorp	1,165,793	23,152,649
First Republic Bank	278,689	31,346,939
Huntington Bancshares, Inc.	1,660,055	15,388,710
JPMorgan Chase & Co.	4,971,038	480,401,112
KeyCorp	1,591,408	19,112,810
M&T Bank Corp.	210,139	22,264,227
People’s United Financial, Inc.	696,109	7,511,016
Regions Financial Corp.	1,567,725	17,025,493
SVB Financial Group *	84,436	18,936,462
The PNC Financial Services Group, Inc.	692,119	73,828,334
Truist Financial Corp.	2,198,537	82,357,196
U.S. Bancorp	2,236,916	82,407,985
Wells Fargo & Co.	6,081,539	147,538,136
Zions Bancorp NA	268,647	8,722,968
		1,542,836,737

Capital Goods 5.3%
3M Co.	938,115	141,158,164
A.O. Smith Corp.	219,980	10,589,837
Allegion plc	149,131	14,832,569
AMETEK, Inc.	375,792	35,042,604
Carrier Global Corp.	1,323,515	36,052,549
Caterpillar, Inc.	884,198	117,492,230
Cummins, Inc.	240,138	46,409,070
Deere & Co.	510,314	89,973,461
Dover Corp.	234,995	24,188,035
Eaton Corp. plc	652,220	60,741,249
Emerson Electric Co.	974,359	60,420,002
Fastenal Co.	937,923	44,119,898
Flowserve Corp.	214,867	5,988,343
Fortive Corp.	485,525	34,079,000
Fortune Brands Home & Security, Inc.	228,099	17,449,574
General Dynamics Corp.	378,814	55,587,166
General Electric Co.	14,278,319	86,669,396
Honeywell International, Inc.	1,145,827	171,152,179
Howmet Aerospace, Inc.	617,597	9,128,084
Huntington Ingalls Industries, Inc.	66,244	11,507,245
IDEX Corp.	122,985	20,270,388
Illinois Tool Works, Inc.	469,370	86,828,756
Ingersoll Rand, Inc. *	566,029	17,880,856
Security	Number of Shares	Value ($)
Jacobs Engineering Group, Inc.	213,135	18,191,072
Johnson Controls International plc	1,210,932	46,596,663
L3Harris Technologies, Inc.	352,006	59,253,170
Lockheed Martin Corp.	402,626	152,583,175
Masco Corp.	431,959	24,690,777
Northrop Grumman Corp.	253,088	82,256,131
Otis Worldwide Corp.	666,728	41,830,515
PACCAR, Inc.	562,936	47,894,595
Parker-Hannifin Corp.	208,760	37,351,339
Pentair plc	267,212	11,450,034
Quanta Services, Inc.	225,376	9,008,279
Raytheon Technologies Corp.	2,401,479	136,115,830
Rockwell Automation, Inc.	188,495	41,118,299
Roper Technologies, Inc.	170,346	73,666,128
Snap-on, Inc.	88,352	12,887,906
Stanley Black & Decker, Inc.	250,682	38,434,564
Teledyne Technologies, Inc. *	60,065	18,421,936
Textron, Inc.	370,069	12,930,211
The Boeing Co.	874,614	138,189,012
Trane Technologies plc	391,692	43,818,584
TransDigm Group, Inc.	81,761	35,286,412
United Rentals, Inc. *	117,947	18,325,425
W.W. Grainger, Inc.	70,416	24,049,177
Westinghouse Air Brake Technologies Corp.	292,880	18,214,207
Xylem, Inc.	293,877	21,447,144
		2,361,571,240

Commercial & Professional Services 0.8%
Cintas Corp.	137,967	41,648,098
Copart, Inc. *	338,153	31,532,767
Equifax, Inc.	198,693	32,299,534
IHS Markit Ltd.	649,990	52,473,693
Nielsen Holdings plc	585,745	8,452,300
Republic Services, Inc.	341,254	29,774,412
Robert Half International, Inc.	183,797	9,349,754
Rollins, Inc.	230,908	12,099,579
Verisk Analytics, Inc.	264,699	49,951,348
Waste Management, Inc.	633,770	69,461,192
		337,042,677

Consumer Durables & Apparel 1.0%
D.R. Horton, Inc.	540,229	35,741,551
Garmin Ltd.	235,834	23,250,874
Hanesbrands, Inc.	570,321	8,058,636
Hasbro, Inc.	207,951	15,130,515
Leggett & Platt, Inc.	217,134	8,704,902
Lennar Corp., Class A	446,362	32,294,291
Mohawk Industries, Inc. *	97,293	7,768,846
Newell Brands, Inc.	619,837	10,165,327
NIKE, Inc., Class B	2,022,894	197,454,683
NVR, Inc. *	5,667	22,272,160
PulteGroup, Inc.	410,427	17,894,617
PVH Corp.	116,177	5,653,173
Ralph Lauren Corp.	78,271	5,580,722

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tapestry, Inc.	455,623	6,087,123
Under Armour, Inc., Class A *	309,404	3,254,930
Under Armour, Inc., Class C *	313,942	2,979,310
VF Corp.	522,277	31,524,640
Whirlpool Corp.	100,586	16,407,588
		450,223,888

Consumer Services 1.5%
Carnival Corp. (a)	775,861	10,768,951
Chipotle Mexican Grill, Inc. *	41,799	48,284,533
Darden Restaurants, Inc.	212,744	16,147,270
Domino’s Pizza, Inc.	64,080	24,773,969
H&R Block, Inc.	320,597	4,648,656
Hilton Worldwide Holdings, Inc.	450,009	33,773,175
Las Vegas Sands Corp.	550,347	24,017,143
Marriott International, Inc., Class A	437,521	36,675,198
McDonald’s Corp.	1,212,718	235,606,853
MGM Resorts International	808,057	13,001,637
Norwegian Cruise Line Holdings Ltd. *	447,203	6,099,849
Royal Caribbean Cruises Ltd.	279,934	13,635,585
Starbucks Corp.	1,904,127	145,722,839
Wynn Resorts Ltd.	159,118	11,524,917
Yum! Brands, Inc.	492,353	44,828,741
		669,509,316

Diversified Financials 4.5%
American Express Co.	1,077,348	100,538,115
Ameriprise Financial, Inc.	198,702	30,526,588
Berkshire Hathaway, Inc., Class B *	3,172,946	621,199,368
BlackRock, Inc.	251,724	144,743,817
Capital One Financial Corp.	740,269	47,229,162
Cboe Global Markets, Inc.	179,436	15,736,537
CME Group, Inc.	585,782	97,345,253
Discover Financial Services	501,345	24,781,483
E*TRADE Financial Corp.	362,276	18,392,753
Franklin Resources, Inc.	445,880	9,385,774
Intercontinental Exchange, Inc.	893,639	86,486,383
Invesco Ltd.	611,421	6,138,667
MarketAxess Holdings, Inc.	61,607	31,832,337
Moody’s Corp.	263,157	74,026,064
Morgan Stanley	1,955,922	95,605,467
MSCI, Inc.	138,583	52,104,436
Nasdaq, Inc.	187,490	24,619,312
Northern Trust Corp.	340,893	26,708,967
Raymond James Financial, Inc.	199,418	13,855,563
S&P Global, Inc.	393,062	137,669,966
State Street Corp.	572,441	36,516,011
Synchrony Financial	878,544	19,442,179
T. Rowe Price Group, Inc.	370,759	51,201,818
The Bank of New York Mellon Corp.	1,312,699	47,060,259
The Charles Schwab Corp. (b)	1,860,069	61,661,287
The Goldman Sachs Group, Inc.	505,482	100,065,217
		1,974,872,783

Energy 2.5%
Apache Corp.	618,239	9,489,969
Baker Hughes Co.	1,076,263	16,671,314
Cabot Oil & Gas Corp.	652,825	12,207,827
Chevron Corp.	3,045,224	255,616,103
Concho Resources, Inc.	322,431	16,940,525
ConocoPhillips	1,746,510	65,302,009
Devon Energy Corp.	619,855	6,502,279
Diamondback Energy, Inc.	259,808	10,355,947
EOG Resources, Inc.	947,161	44,374,493
Exxon Mobil Corp.	6,895,699	290,171,014
Halliburton Co.	1,436,224	20,581,090
Security	Number of Shares	Value ($)
Hess Corp.	427,691	21,046,674
HollyFrontier Corp.	240,558	6,615,345
Kinder Morgan, Inc.	3,165,634	44,635,439
Marathon Oil Corp.	1,300,665	7,140,651
Marathon Petroleum Corp.	1,064,949	40,681,052
National Oilwell Varco, Inc.	629,693	7,247,766
Noble Energy, Inc.	778,818	7,780,392
Occidental Petroleum Corp.	1,473,860	23,198,556
ONEOK, Inc.	720,445	20,107,620
Phillips 66	711,056	44,099,693
Pioneer Natural Resources Co.	269,614	26,130,989
Schlumberger Ltd.	2,252,819	40,866,137
TechnipFMC plc	696,083	5,589,546
The Williams Cos., Inc.	1,986,804	38,007,560
Valero Energy Corp.	663,831	37,327,217
		1,118,687,207

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	720,429	234,521,252
Sysco Corp.	826,492	43,680,102
The Kroger Co.	1,279,954	44,529,600
Walgreens Boots Alliance, Inc.	1,200,312	48,864,702
Walmart, Inc.	2,311,351	299,088,819
		670,684,475

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	3,034,231	124,858,606
Archer-Daniels-Midland Co.	902,445	38,651,719
Brown-Forman Corp., Class B	298,802	20,718,931
Campbell Soup Co.	275,083	13,635,864
Conagra Brands, Inc.	797,813	29,878,097
Constellation Brands, Inc., Class A	273,608	48,756,946
General Mills, Inc.	988,723	62,556,504
Hormel Foods Corp.	459,345	23,362,287
Kellogg Co.	409,693	28,264,720
Lamb Weston Holdings, Inc.	239,399	14,383,092
McCormick & Co., Inc. - Non Voting Shares	201,156	39,205,304
Molson Coors Beverage Co., Class B	306,615	11,504,195
Mondelez International, Inc., Class A	2,327,545	129,155,472
Monster Beverage Corp. *	608,755	47,775,092
PepsiCo, Inc.	2,264,521	311,733,961
Philip Morris International, Inc.	2,540,270	195,118,139
The Coca-Cola Co.	6,306,702	297,928,602
The Hershey Co.	239,832	34,873,971
The JM Smucker Co.	186,781	20,424,502
The Kraft Heinz Co.	1,020,775	35,094,245
Tyson Foods, Inc., Class A	482,218	29,632,296
		1,557,512,545

Health Care Equipment & Services 6.8%
Abbott Laboratories	2,886,457	290,493,032
ABIOMED, Inc. *	73,686	22,101,379
Align Technology, Inc. *	116,727	34,296,727
AmerisourceBergen Corp.	242,414	24,287,459
Anthem, Inc.	410,902	112,504,968
Baxter International, Inc.	830,464	71,735,480
Becton, Dickinson & Co.	480,930	135,304,846
Boston Scientific Corp. *	2,330,779	89,898,146
Cardinal Health, Inc.	476,554	26,029,379
Centene Corp. *	945,372	61,685,523
Cerner Corp.	494,930	34,372,889
Cigna Corp. *	602,559	104,055,914
CVS Health Corp.	2,132,129	134,196,199
Danaher Corp.	1,026,915	209,285,277
DaVita, Inc. *	139,716	12,209,781

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DENTSPLY SIRONA, Inc.	359,439	16,030,979
DexCom, Inc. *	150,544	65,567,934
Edwards Lifesciences Corp. *	1,010,493	79,232,756
HCA Healthcare, Inc.	428,858	54,310,577
Henry Schein, Inc. *	233,894	16,075,535
Hologic, Inc. *	422,969	29,514,777
Humana, Inc.	215,863	84,715,434
IDEXX Laboratories, Inc. *	138,307	55,011,609
Intuitive Surgical, Inc. *	190,482	130,563,982
Laboratory Corp. of America Holdings *	157,823	30,447,213
McKesson Corp.	263,352	39,544,936
Medtronic plc	2,188,006	211,098,819
Quest Diagnostics, Inc.	218,807	27,803,806
ResMed, Inc.	235,631	47,717,634
STERIS plc	138,566	22,119,291
Stryker Corp.	526,301	101,733,983
Teleflex, Inc.	76,037	28,369,405
The Cooper Cos., Inc.	80,329	22,727,484
UnitedHealth Group, Inc.	1,547,581	468,576,575
Universal Health Services, Inc., Class B	127,222	13,981,698
Varian Medical Systems, Inc. *	148,528	21,197,916
West Pharmaceutical Services, Inc.	119,892	32,235,362
Zimmer Biomet Holdings, Inc.	336,707	45,408,306
		3,006,443,010

Household & Personal Products 2.0%
Church & Dwight Co., Inc.	399,760	38,508,881
Colgate-Palmolive Co.	1,399,315	108,027,118
Coty, Inc., Class A	491,994	1,825,298
Kimberly-Clark Corp.	555,725	84,492,429
The Clorox Co.	203,762	48,191,751
The Estee Lauder Cos., Inc., Class A	366,739	72,445,622
The Procter & Gamble Co.	4,040,938	529,847,790
		883,338,889

Insurance 1.9%
Aflac, Inc.	1,167,594	41,531,319
American International Group, Inc.	1,402,121	45,064,169
Aon plc, Class A	377,214	77,411,857
Arthur J. Gallagher & Co.	308,212	33,129,708
Assurant, Inc.	96,843	10,407,717
Chubb Ltd.	736,962	93,771,045
Cincinnati Financial Corp.	246,423	19,203,744
Everest Re Group Ltd.	65,174	14,259,420
Globe Life, Inc.	160,163	12,748,975
Lincoln National Corp.	316,360	11,790,737
Loews Corp.	396,555	14,438,568
Marsh & McLennan Cos., Inc.	833,449	97,180,153
MetLife, Inc.	1,256,104	47,543,536
Principal Financial Group, Inc.	417,189	17,701,329
Prudential Financial, Inc.	642,485	40,714,275
The Allstate Corp.	511,646	48,294,266
The Hartford Financial Services Group, Inc.	587,109	24,846,453
The Progressive Corp.	955,466	86,316,799
The Travelers Cos., Inc.	411,988	47,139,667
Unum Group	338,306	5,829,012
W.R. Berkley Corp.	231,663	14,305,190
Willis Towers Watson plc	209,613	44,020,826
		847,648,765

Materials 2.6%
Air Products & Chemicals, Inc.	360,708	103,389,734
Albemarle Corp.	173,263	14,287,267
Amcor plc *	2,578,690	26,560,507
Avery Dennison Corp.	136,120	15,427,841
Security	Number of Shares	Value ($)
Ball Corp.	530,208	39,039,215
Celanese Corp.	193,545	18,812,574
CF Industries Holdings, Inc.	351,126	11,000,778
Corteva, Inc. *	1,216,177	34,734,015
Dow, Inc. *	1,206,604	49,543,160
DuPont de Nemours, Inc.	1,197,502	64,042,407
Eastman Chemical Co.	221,261	16,512,708
Ecolab, Inc.	403,714	75,526,815
FMC Corp.	212,036	22,486,418
Freeport-McMoRan, Inc.	2,377,868	30,722,055
International Flavors & Fragrances, Inc.	173,384	21,837,715
International Paper Co.	644,742	22,430,574
Linde plc	856,740	209,995,541
LyondellBasell Industries N.V., Class A	420,925	26,316,231
Martin Marietta Materials, Inc.	101,050	20,935,539
Newmont Corp.	1,309,404	90,610,757
Nucor Corp.	488,047	20,473,572
Packaging Corp. of America	154,327	14,833,911
PPG Industries, Inc.	385,713	41,522,004
Sealed Air Corp.	255,923	9,131,333
The Mosaic Co.	577,693	7,781,525
The Sherwin-Williams Co.	131,909	85,466,479
Vulcan Materials Co.	216,964	25,475,913
WestRock Co.	424,626	11,405,454
		1,130,302,042

Media & Entertainment 9.0%
Activision Blizzard, Inc.	1,258,657	104,002,828
Alphabet, Inc., Class A *	489,586	728,479,488
Alphabet, Inc., Class C *	477,205	707,675,927
Charter Communications, Inc., Class A *	245,878	142,609,240
Comcast Corp., Class A	7,432,123	318,094,864
Discovery, Inc., Class A *	259,079	5,466,567
Discovery, Inc., Class C *	521,645	9,885,173
DISH Network Corp., Class A *	418,556	13,439,833
Electronic Arts, Inc. *	470,892	66,687,725
Facebook, Inc., Class A *	3,923,427	995,255,727
Fox Corp., Class A	563,910	14,531,961
Fox Corp., Class B *	258,291	6,656,159
Live Nation Entertainment, Inc. *	230,721	10,800,050
Netflix, Inc. *	717,540	350,790,955
News Corp., Class A	643,032	8,179,367
News Corp., Class B	189,200	2,414,192
Omnicom Group, Inc.	350,923	18,855,093
Take-Two Interactive Software, Inc. *	184,887	30,325,166
The Interpublic Group of Cos., Inc.	626,857	11,314,769
The Walt Disney Co.	2,946,817	344,600,780
Twitter, Inc. *	1,277,345	46,495,358
ViacomCBS, Inc., Class B	877,370	22,873,036
		3,959,434,258

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	2,875,670	272,929,840
Agilent Technologies, Inc.	502,927	48,446,958
Alexion Pharmaceuticals, Inc. *	359,319	36,826,604
Amgen, Inc.	959,910	234,861,180
Bio-Rad Laboratories, Inc., Class A *	35,018	18,380,598
Biogen, Inc. *	266,315	73,154,067
Bristol-Myers Squibb Co.	3,691,369	216,535,706
Eli Lilly & Co.	1,374,367	206,553,616
Gilead Sciences, Inc.	2,045,940	142,254,208
Illumina, Inc. *	240,071	91,745,533
Incyte Corp. *	295,538	29,187,333
IQVIA Holdings, Inc. *	289,121	45,793,875
Johnson & Johnson	4,299,515	626,697,306
Merck & Co., Inc.	4,118,637	330,479,433
Mettler-Toledo International, Inc. *	38,851	36,325,685

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mylan N.V. *	849,198	13,680,580
PerkinElmer, Inc.	182,530	21,704,642
Perrigo Co., plc	221,431	11,740,272
Pfizer, Inc.	9,063,181	348,751,205
Regeneron Pharmaceuticals, Inc. *	164,393	103,907,883
Thermo Fisher Scientific, Inc.	644,509	266,794,501
Vertex Pharmaceuticals, Inc. *	422,666	114,965,152
Waters Corp. *	101,359	21,604,671
Zoetis, Inc.	775,885	117,686,237
		3,431,007,085

Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	206,635	36,688,044
American Tower Corp.	723,186	189,033,589
Apartment Investment & Management Co., Class A	244,064	9,474,564
AvalonBay Communities, Inc.	230,400	35,278,848
Boston Properties, Inc.	236,468	21,066,934
CBRE Group, Inc., Class A *	544,640	23,860,678
Crown Castle International Corp.	679,469	113,267,482
Digital Realty Trust, Inc.	437,693	70,267,234
Duke Realty Corp.	597,584	24,016,901
Equinix, Inc.	144,605	113,584,335
Equity Residential	572,667	30,712,131
Essex Property Trust, Inc.	107,051	23,630,438
Extra Space Storage, Inc.	211,754	21,882,658
Federal Realty Investment Trust	115,099	8,782,054
Healthpeak Properties, Inc.	881,052	24,043,909
Host Hotels & Resorts, Inc.	1,155,210	12,453,164
Iron Mountain, Inc.	470,412	13,260,914
Kimco Realty Corp.	707,740	7,891,301
Mid-America Apartment Communities, Inc.	184,742	22,019,399
Prologis, Inc.	1,203,818	126,906,494
Public Storage	244,754	48,921,429
Realty Income Corp.	562,211	33,760,771
Regency Centers Corp.	277,607	11,390,215
SBA Communications Corp.	181,718	56,612,426
Simon Property Group, Inc.	497,703	31,031,782
SL Green Realty Corp.	125,208	5,822,172
UDR, Inc.	482,969	17,483,478
Ventas, Inc.	606,081	23,249,267
Vornado Realty Trust	259,707	8,965,086
Welltower, Inc.	678,462	36,338,425
Weyerhaeuser Co.	1,221,660	33,974,365
		1,235,670,487

Retailing 8.3%
Advance Auto Parts, Inc.	113,184	16,993,446
Amazon.com, Inc. *	683,634	2,163,482,847
AutoZone, Inc. *	38,011	45,895,242
Best Buy Co., Inc.	372,227	37,070,087
Booking Holdings, Inc. *	66,837	111,091,783
CarMax, Inc. *	266,464	25,839,014
Dollar General Corp.	410,912	78,237,645
Dollar Tree, Inc. *	385,807	36,015,083
eBay, Inc.	1,076,272	59,496,316
Expedia Group, Inc.	221,818	17,969,476
Genuine Parts Co.	234,004	21,095,461
Kohl’s Corp.	258,121	4,914,624
L Brands, Inc.	384,498	9,385,596
LKQ Corp. *	491,375	13,851,861
Lowe’s Cos., Inc.	1,231,145	183,329,802
O'Reilly Automotive, Inc. *	120,956	57,741,975
Ross Stores, Inc.	578,872	51,907,452
Target Corp.	816,727	102,809,595
The Gap, Inc.	347,386	4,644,551
Security	Number of Shares	Value ($)
The Home Depot, Inc.	1,754,899	465,908,136
The TJX Cos., Inc.	1,954,712	101,625,477
Tiffany & Co.	178,899	22,426,779
Tractor Supply Co.	189,399	27,034,813
Ulta Beauty, Inc. *	91,958	17,746,974
		3,676,514,035

Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc. *	1,913,209	148,139,773
Analog Devices, Inc.	601,179	69,045,408
Applied Materials, Inc.	1,495,908	96,231,762
Broadcom, Inc.	652,270	206,606,522
Intel Corp.	6,909,519	329,791,342
KLA Corp.	252,604	50,477,857
Lam Research Corp.	236,916	89,355,238
Maxim Integrated Products, Inc.	436,681	29,733,609
Microchip Technology, Inc.	399,386	40,629,538
Micron Technology, Inc. *	1,815,960	90,897,878
NVIDIA Corp.	1,003,674	426,149,944
Qorvo, Inc. *	187,273	23,999,035
QUALCOMM, Inc.	1,835,444	193,841,241
Skyworks Solutions, Inc.	271,250	39,488,575
Texas Instruments, Inc.	1,497,823	191,047,324
Xilinx, Inc.	395,653	42,473,349
		2,067,908,395

Software & Services 14.6%
Accenture plc, Class A	1,039,689	233,701,293
Adobe, Inc. *	786,093	349,276,842
Akamai Technologies, Inc. *	263,465	29,624,005
ANSYS, Inc. *	139,854	43,438,652
Autodesk, Inc. *	357,883	84,614,278
Automatic Data Processing, Inc.	701,874	93,286,073
Broadridge Financial Solutions, Inc.	188,058	25,263,712
Cadence Design Systems, Inc. *	454,459	49,649,646
Citrix Systems, Inc.	190,034	27,129,254
Cognizant Technology Solutions Corp., Class A	880,857	60,180,150
DXC Technology Co.	421,277	7,545,071
Fidelity National Information Services, Inc.	1,007,538	147,412,885
Fiserv, Inc. *	918,179	91,625,082
FleetCor Technologies, Inc. *	136,261	35,233,007
Fortinet, Inc. *	219,747	30,391,010
Gartner, Inc. *	144,329	17,989,166
Global Payments, Inc.	488,146	86,899,751
International Business Machines Corp.	1,448,518	178,080,803
Intuit, Inc.	425,119	130,243,708
Jack Henry & Associates, Inc.	124,547	22,206,730
Leidos Holdings, Inc.	218,845	20,825,290
Mastercard, Inc., Class A	1,442,207	444,964,126
Microsoft Corp.	12,374,159	2,536,826,337
NortonLifeLock, Inc.	887,699	19,041,144
Oracle Corp.	3,395,927	188,304,152
Paychex, Inc.	519,139	37,336,477
Paycom Software, Inc. *	79,010	22,468,074
PayPal Holdings, Inc. *	1,915,966	375,663,454
salesforce.com, Inc. *	1,469,857	286,401,636
ServiceNow, Inc. *	310,867	136,532,786
Synopsys, Inc. *	245,582	48,924,846
The Western Union Co.	672,991	16,340,221
Tyler Technologies, Inc. *	65,139	23,270,908
VeriSign, Inc. *	166,497	35,244,085
Visa, Inc., Class A	2,753,266	524,221,846
		6,460,156,500

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 8.2%
Amphenol Corp., Class A	481,326	50,905,038
Apple, Inc.	6,648,105	2,825,710,549
Arista Networks, Inc. *	87,897	22,833,004
CDW Corp.	233,335	27,125,194
Cisco Systems, Inc.	6,918,934	325,881,791
Corning, Inc.	1,233,958	38,252,698
F5 Networks, Inc. *	99,892	13,575,323
FLIR Systems, Inc.	212,754	8,863,332
Hewlett Packard Enterprise Co.	2,099,302	20,720,111
HP, Inc.	2,327,822	40,923,111
IPG Photonics Corp. *	57,655	10,320,822
Juniper Networks, Inc.	541,089	13,732,839
Keysight Technologies, Inc. *	306,532	30,619,481
Motorola Solutions, Inc.	278,189	38,890,821
NetApp, Inc.	362,540	16,060,522
Seagate Technology plc	370,120	16,736,826
TE Connectivity Ltd.	536,624	47,797,100
Western Digital Corp.	491,004	21,162,272
Xerox Holdings Corp. *	294,192	4,898,297
Zebra Technologies Corp., Class A *	86,995	24,423,846
		3,599,432,977

Telecommunication Services 1.9%
AT&T, Inc.	11,624,858	343,863,300
CenturyLink, Inc.	1,619,906	15,632,093
T-Mobile US, Inc. *	949,978	102,008,638
Verizon Communications, Inc.	6,754,605	388,254,695
		849,758,726

Transportation 1.8%
Alaska Air Group, Inc.	201,431	6,937,284
American Airlines Group, Inc. (a)	813,888	9,050,435
C.H. Robinson Worldwide, Inc.	220,178	20,635,082
CSX Corp.	1,249,824	89,162,444
Delta Air Lines, Inc.	929,184	23,201,724
Expeditors International of Washington, Inc.	272,448	23,024,580
FedEx Corp.	391,444	65,919,170
JB Hunt Transport Services, Inc.	137,003	17,728,188
Kansas City Southern	155,610	26,741,579
Norfolk Southern Corp.	418,016	80,346,855
Old Dominion Freight Line, Inc.	154,524	28,250,078
Southwest Airlines Co.	870,970	26,904,263
Union Pacific Corp.	1,106,712	191,848,525
United Airlines Holdings, Inc. *	413,735	12,983,004
United Parcel Service, Inc., Class B	1,148,397	163,945,156
		786,678,367

Utilities 3.1%
Alliant Energy Corp.	408,783	22,012,965
Ameren Corp.	404,259	32,437,742
American Electric Power Co., Inc.	808,440	70,237,267
American Water Works Co., Inc.	294,426	43,360,117
Atmos Energy Corp.	200,385	21,238,806
CenterPoint Energy, Inc.	891,956	16,956,084
CMS Energy Corp.	468,694	30,080,781
Consolidated Edison, Inc.	543,480	41,755,568
Dominion Energy, Inc.	1,367,475	110,806,499
DTE Energy Co.	312,992	36,191,265
Duke Energy Corp.	1,200,092	101,695,796
Edison International	618,927	34,455,666
Entergy Corp.	327,735	34,454,781
Security	Number of Shares	Value ($)
Evergy, Inc.	371,586	24,089,920
Eversource Energy	547,942	49,353,136
Exelon Corp.	1,588,775	61,342,603
FirstEnergy Corp.	881,185	25,554,365
NextEra Energy, Inc.	799,438	224,402,247
NiSource, Inc.	626,714	15,323,157
NRG Energy, Inc.	399,652	13,512,234
Pinnacle West Capital Corp.	181,630	15,089,820
PPL Corp.	1,248,343	33,230,891
Public Service Enterprise Group, Inc.	823,048	46,041,305
Sempra Energy	476,877	59,352,111
The AES Corp.	1,085,514	16,532,378
The Southern Co.	1,724,336	94,165,989
WEC Energy Group, Inc.	513,541	48,919,916
Xcel Energy, Inc.	855,898	59,091,198
		1,381,684,607
Total Common Stock
(Cost $20,748,780,193)		44,138,456,873

Warrants 0.0% of net assets

Energy 0.0%
Occidental Petroleum Corp., expires 08/03/27 *	184,233	1,031,702
Total Warrants
(Cost $—)		1,031,702

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.10% (c)	19,710,344	19,710,344
Total Other Investment Company
(Cost $19,710,344)		19,710,344
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets

Time Deposit 0.0%
JPMorgan Chase Bank
0.01%, 08/03/20 (d)	11,604,344	11,604,344
Total Short-Term Investment
(Cost $11,604,344)		11,604,344

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	438	71,470,650	1,226,309
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,827,854.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Dividends Received
The Charles Schwab Corp.	$74,967,791	$3,425,786	($2,365,650)	($872,271)	($13,494,369)	$61,661,287	1,860,069	$983,332

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$44,138,456,873	$—	$—	$44,138,456,873
Warrants	1,031,702	—	—	1,031,702
Other Investment Company[1]	19,710,344	—	—	19,710,344
Short-Term Investment[1]	—	11,604,344	—	11,604,344
Futures Contracts[2]	1,226,309	—	—	1,226,309
Total	$44,160,425,228	$11,604,344	$—	$44,172,029,572
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.1%
Aptiv plc	86,163	6,699,173
Autoliv, Inc.	25,633	1,666,914
BorgWarner, Inc.	67,247	2,461,240
Ford Motor Co.	1,254,808	8,294,281
General Motors Co.	405,384	10,090,008
Gentex Corp.	79,317	2,140,766
Harley-Davidson, Inc.	50,095	1,303,973
Lear Corp.	17,534	1,935,403
Tesla, Inc. *	47,246	67,597,687
Thor Industries, Inc.	17,859	2,035,747
		104,225,192

Banks 3.5%
Bank of America Corp.	2,518,960	62,671,725
Bank of Hawaii Corp.	12,588	712,858
Bank OZK	39,106	940,499
BOK Financial Corp.	9,347	520,628
CIT Group, Inc.	30,989	587,861
Citigroup, Inc.	670,921	33,552,759
Citizens Financial Group, Inc.	137,910	3,421,547
Comerica, Inc.	45,057	1,735,596
Commerce Bancshares, Inc.	32,485	1,860,091
Community Bank System, Inc.	17,025	957,316
Cullen/Frost Bankers, Inc.	18,693	1,347,018
East West Bancorp, Inc.	45,846	1,589,022
Essent Group Ltd.	35,671	1,278,092
F.N.B. Corp.	104,231	772,352
Fifth Third Bancorp	230,704	4,581,781
First Citizens BancShares, Inc., Class A	2,526	1,075,748
First Financial Bankshares, Inc.	45,931	1,374,256
First Hawaiian, Inc.	40,838	709,764
First Horizon National Corp.	180,741	1,675,469
First Republic Bank	55,057	6,192,811
Glacier Bancorp, Inc.	28,293	999,026
Hancock Whitney Corp.	28,796	548,852
Huntington Bancshares, Inc.	328,360	3,043,897
JPMorgan Chase & Co.	983,102	95,006,977
KeyCorp	315,253	3,786,189
M&T Bank Corp.	41,571	4,404,447
MGIC Investment Corp.	109,422	904,920
New York Community Bancorp, Inc.	146,117	1,538,612
PacWest Bancorp	38,272	699,421
People’s United Financial, Inc.	137,542	1,484,078
Pinnacle Financial Partners, Inc.	23,394	926,870
Popular, Inc.	28,721	1,065,836
Prosperity Bancshares, Inc.	29,936	1,663,244
Radian Group, Inc.	62,097	926,487
Regions Financial Corp.	309,917	3,365,699
Signature Bank	16,904	1,733,167
Sterling Bancorp	62,731	705,724
SVB Financial Group *	16,613	3,725,798
Synovus Financial Corp.	47,703	961,215
Security	Number of Shares	Value ($)
TCF Financial Corp.	49,387	1,357,649
TFS Financial Corp.	16,400	237,472
The PNC Financial Services Group, Inc.	136,880	14,600,990
Truist Financial Corp.	434,706	16,284,087
U.S. Bancorp	442,444	16,299,637
Umpqua Holdings Corp.	72,553	787,200
United Bankshares, Inc.	41,048	1,080,383
Valley National Bancorp	129,609	968,179
Webster Financial Corp.	29,638	808,228
Wells Fargo & Co.	1,202,576	29,174,494
Western Alliance Bancorp	29,982	1,077,853
Wintrust Financial Corp.	18,766	803,185
Zions Bancorp NA	52,987	1,720,488
		340,247,497

Capital Goods 5.5%
3M Co.	185,500	27,912,185
A.O. Smith Corp.	43,627	2,100,204
Acuity Brands, Inc.	12,915	1,279,877
AECOM *	52,158	1,887,598
Aerojet Rocketdyne Holdings, Inc. *	23,718	978,368
AGCO Corp.	19,802	1,299,605
Air Lease Corp.	34,403	902,047
Allegion plc	29,917	2,975,545
Allison Transmission Holdings, Inc.	36,624	1,368,273
AMETEK, Inc.	73,785	6,880,451
Armstrong World Industries, Inc.	15,294	1,089,545
Axon Enterprise, Inc. *	20,371	1,693,441
BWX Technologies, Inc.	30,965	1,688,212
Carlisle Cos., Inc.	17,782	2,117,481
Carrier Global Corp.	262,016	7,137,316
Caterpillar, Inc.	174,509	23,188,756
Colfax Corp. *	27,390	796,501
Crane Co.	15,943	901,896
Cummins, Inc.	47,550	9,189,513
Curtiss-Wright Corp.	13,431	1,196,971
Deere & Co.	100,981	17,803,960
Donaldson Co., Inc.	40,429	1,954,338
Dover Corp.	46,731	4,810,022
Eaton Corp. plc	129,083	12,021,500
EMCOR Group, Inc.	17,522	1,200,257
Emerson Electric Co.	192,838	11,957,884
Fastenal Co.	184,630	8,684,995
Flowserve Corp.	42,712	1,190,383
Fortive Corp.	95,299	6,689,037
Fortune Brands Home & Security, Inc.	44,975	3,440,587
Gates Industrial Corp. plc *	14,417	151,955
Generac Holdings, Inc. *	20,272	3,194,462
General Dynamics Corp.	74,963	11,000,071
General Electric Co.	2,824,132	17,142,481
Graco, Inc.	54,218	2,886,566
HD Supply Holdings, Inc. *	52,376	1,838,398
HEICO Corp.	13,213	1,270,034
HEICO Corp., Class A	23,513	1,799,920
Hexcel Corp.	26,521	989,233
Honeywell International, Inc.	226,232	33,792,274

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Howmet Aerospace, Inc.	123,246	1,821,576
Hubbell, Inc.	17,423	2,351,582
Huntington Ingalls Industries, Inc.	13,131	2,280,986
IDEX Corp.	24,474	4,033,805
Illinois Tool Works, Inc.	92,925	17,190,196
Ingersoll Rand, Inc. *	112,096	3,541,113
ITT, Inc.	27,666	1,597,158
Jacobs Engineering Group, Inc.	42,134	3,596,137
Johnson Controls International plc	239,551	9,217,922
L3Harris Technologies, Inc.	69,476	11,694,895
Lennox International, Inc.	11,321	3,035,613
Lincoln Electric Holdings, Inc.	19,036	1,720,664
Lockheed Martin Corp.	79,650	30,184,960
Masco Corp.	85,655	4,896,040
MasTec, Inc. *	18,881	751,086
Mercury Systems, Inc. *	18,189	1,408,374
Nordson Corp.	16,656	3,225,101
Northrop Grumman Corp.	50,070	16,273,251
nVent Electric plc	50,997	926,106
Oshkosh Corp.	21,835	1,718,851
Otis Worldwide Corp.	131,011	8,219,630
Owens Corning	34,745	2,101,030
PACCAR, Inc.	111,778	9,510,072
Parker-Hannifin Corp.	41,287	7,387,070
Parsons Corp. *	6,208	216,225
Pentair plc	52,757	2,260,637
Quanta Services, Inc.	44,530	1,779,864
Raytheon Technologies Corp.	474,125	26,873,405
RBC Bearings, Inc. *	8,223	1,006,660
Rexnord Corp.	38,335	1,110,565
Rockwell Automation, Inc.	37,300	8,136,622
Roper Technologies, Inc.	33,701	14,573,997
Sensata Technologies Holding plc *	50,484	1,917,382
SiteOne Landscape Supply, Inc. *	13,568	1,737,111
Snap-on, Inc.	17,722	2,585,108
Spirit AeroSystems Holdings, Inc., Class A	34,044	666,241
Stanley Black & Decker, Inc.	49,597	7,604,212
Teledyne Technologies, Inc. *	11,882	3,644,209
Textron, Inc.	73,951	2,583,848
The Boeing Co.	172,926	27,322,308
The Middleby Corp. *	17,584	1,460,527
The Timken Co.	21,912	1,000,502
The Toro Co.	34,872	2,488,117
Trane Technologies plc	77,026	8,616,899
TransDigm Group, Inc.	16,167	6,977,354
Trex Co., Inc. *	18,615	2,593,628
United Rentals, Inc. *	23,344	3,626,957
Univar Solutions, Inc. *	45,298	800,416
W.W. Grainger, Inc.	14,025	4,789,958
Watsco, Inc.	10,407	2,456,780
Westinghouse Air Brake Technologies Corp.	58,400	3,631,896
Woodward, Inc.	18,262	1,368,554
Xylem, Inc.	58,130	4,242,327
		537,157,669

Commercial & Professional Services 1.0%
ADT, Inc.	36,252	312,130
ASGN, Inc. *	17,301	1,184,427
Cintas Corp.	27,089	8,177,356
Clean Harbors, Inc. *	16,822	1,002,591
Copart, Inc. *	66,340	6,186,205
CoStar Group, Inc. *	12,676	10,771,558
Equifax, Inc.	38,987	6,337,727
FTI Consulting, Inc. *	11,887	1,419,783
IAA, Inc. *	43,350	1,879,223
IHS Markit Ltd.	128,843	10,401,495
ManpowerGroup, Inc.	18,677	1,284,791
Security	Number of Shares	Value ($)
MSA Safety, Inc.	11,634	1,378,978
Nielsen Holdings plc	116,401	1,679,666
Republic Services, Inc.	68,201	5,950,537
Robert Half International, Inc.	37,146	1,889,617
Rollins, Inc.	45,156	2,366,174
Stericycle, Inc. *	29,270	1,768,933
Tetra Tech, Inc.	17,302	1,533,822
The Brink’s Co.	16,117	714,789
TransUnion	61,478	5,506,585
TriNet Group, Inc. *	13,573	895,818
Verisk Analytics, Inc.	52,354	9,879,723
Waste Management, Inc.	125,293	13,732,113
		96,254,041

Consumer Durables & Apparel 1.2%
Brunswick Corp.	25,608	1,715,224
Capri Holdings Ltd. *	49,491	741,375
Carter’s, Inc.	13,909	1,094,917
Columbia Sportswear Co.	9,291	704,629
D.R. Horton, Inc.	106,157	7,023,347
Deckers Outdoor Corp. *	9,118	1,907,942
Garmin Ltd.	46,563	4,590,646
Hanesbrands, Inc.	112,760	1,593,299
Hasbro, Inc.	40,705	2,961,696
Helen of Troy Ltd. *	8,237	1,550,615
Leggett & Platt, Inc.	42,745	1,713,647
Lennar Corp., Class A	88,116	6,375,193
Lululemon Athletica, Inc. *	36,894	12,012,317
Mattel, Inc. *	112,498	1,249,853
Mohawk Industries, Inc. *	19,308	1,541,744
Newell Brands, Inc.	122,502	2,009,033
NIKE, Inc., Class B	399,902	39,034,434
NVR, Inc. *	1,119	4,397,838
Polaris, Inc.	18,593	1,926,793
PulteGroup, Inc.	81,112	3,536,483
PVH Corp.	22,916	1,115,093
Ralph Lauren Corp.	15,438	1,100,729
Skechers U.S.A., Inc., Class A *	44,697	1,308,728
Tapestry, Inc.	87,656	1,171,084
Tempur Sealy International, Inc. *	14,074	1,139,290
Toll Brothers, Inc.	37,512	1,432,958
Under Armour, Inc., Class A *	61,604	648,074
Under Armour, Inc., Class C *	64,030	607,645
VF Corp.	103,313	6,235,973
Whirlpool Corp.	20,019	3,265,499
		115,706,098

Consumer Services 1.6%
Aramark	81,798	1,727,574
Bright Horizons Family Solutions, Inc. *	18,843	2,020,723
Caesars Entertainment, Inc. *	49,504	1,537,099
Carnival Corp. (a)	153,533	2,131,038
Chegg, Inc. *	38,089	3,084,066
Chipotle Mexican Grill, Inc. *	8,263	9,545,087
Choice Hotels International, Inc.	10,274	863,427
Churchill Downs, Inc.	11,066	1,532,862
Cracker Barrel Old Country Store, Inc.	7,673	847,636
Darden Restaurants, Inc.	42,179	3,201,386
Domino’s Pizza, Inc.	12,682	4,902,988
Dunkin’ Brands Group, Inc.	25,857	1,777,152
frontdoor, Inc. *	27,789	1,166,999
Grand Canyon Education, Inc. *	15,490	1,374,583
H&R Block, Inc.	61,015	884,718
Hilton Worldwide Holdings, Inc.	89,801	6,739,565
Las Vegas Sands Corp.	108,529	4,736,206
Marriott International, Inc., Class A	86,464	7,247,845
Marriott Vacations Worldwide Corp.	11,623	984,003

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
McDonald’s Corp.	239,847	46,597,475
MGM Resorts International	159,759	2,570,522
Norwegian Cruise Line Holdings Ltd. *	88,431	1,206,199
Planet Fitness, Inc., Class A *	25,639	1,338,356
Royal Caribbean Cruises Ltd.	55,620	2,709,250
Service Corp. International	57,678	2,500,918
ServiceMaster Global Holdings, Inc. *	42,697	1,745,880
Starbucks Corp.	376,491	28,812,856
Texas Roadhouse, Inc.	21,380	1,201,342
The Wendy’s Co.	57,183	1,325,502
Vail Resorts, Inc.	12,827	2,463,169
Wyndham Destinations, Inc.	27,429	729,611
Wyndham Hotels & Resorts, Inc.	30,487	1,346,306
Wynn Resorts Ltd.	31,320	2,268,508
Yum! Brands, Inc.	96,897	8,822,472
		161,943,323

Diversified Financials 4.5%
Affiliated Managers Group, Inc.	15,297	1,052,281
AGNC Investment Corp.	181,648	2,470,413
Ally Financial, Inc.	120,655	2,425,165
American Express Co.	212,971	19,874,454
Ameriprise Financial, Inc.	39,301	6,037,813
Annaly Capital Management, Inc.	464,453	3,441,597
Berkshire Hathaway, Inc., Class B *	627,445	122,841,182
BlackRock, Inc.	49,762	28,613,648
Blackstone Mortgage Trust, Inc., Class A	47,122	1,134,226
Capital One Financial Corp.	145,501	9,282,964
Cboe Global Markets, Inc.	35,165	3,083,970
Chimera Investment Corp.	60,364	542,672
CME Group, Inc.	115,556	19,203,096
Credit Acceptance Corp. *	4,224	1,976,578
Discover Financial Services	99,207	4,903,802
E*TRADE Financial Corp.	70,765	3,592,739
Eaton Vance Corp.	36,812	1,330,386
Equitable Holdings, Inc.	131,324	2,686,889
FactSet Research Systems, Inc.	12,229	4,234,903
Franklin Resources, Inc.	89,175	1,877,134
Interactive Brokers Group, Inc., Class A	25,103	1,245,109
Intercontinental Exchange, Inc.	176,766	17,107,413
Invesco Ltd.	122,075	1,225,633
Janus Henderson Group plc	50,217	1,049,033
Jefferies Financial Group, Inc.	73,092	1,184,090
Lazard Ltd., Class A	35,274	1,034,234
LendingTree, Inc. *	2,535	877,845
LPL Financial Holdings, Inc.	25,486	2,013,904
MarketAxess Holdings, Inc.	12,179	6,292,889
Moody’s Corp.	52,005	14,629,006
Morgan Stanley	386,861	18,909,766
Morningstar, Inc.	6,432	1,080,833
MSCI, Inc.	27,416	10,307,868
Nasdaq, Inc.	37,080	4,868,975
New Residential Investment Corp.	135,696	1,076,069
Northern Trust Corp.	67,472	5,286,431
OneMain Holdings, Inc.	25,087	719,997
Raymond James Financial, Inc.	39,502	2,744,599
S&P Global, Inc.	77,779	27,242,095
Santander Consumer USA Holdings, Inc.	32,119	589,705
SEI Investments Co.	40,187	2,102,986
Starwood Property Trust, Inc.	91,804	1,372,470
State Street Corp.	113,173	7,219,306
Stifel Financial Corp.	22,626	1,096,908
Synchrony Financial	173,819	3,846,614
T. Rowe Price Group, Inc.	73,343	10,128,668
TD Ameritrade Holding Corp.	84,831	3,044,585
The Bank of New York Mellon Corp.	259,588	9,306,230
The Blackstone Group, Inc., Class A	216,045	11,510,878
The Charles Schwab Corp. (b)	367,476	12,181,829
Security	Number of Shares	Value ($)
The Goldman Sachs Group, Inc.	99,979	19,791,843
Two Harbors Investment Corp.	90,007	488,738
Voya Financial, Inc.	40,732	2,012,161
		444,194,622

Energy 2.3%
Apache Corp.	123,159	1,890,491
Baker Hughes Co.	212,090	3,285,274
Cabot Oil & Gas Corp.	129,179	2,415,647
Cheniere Energy, Inc. *	74,248	3,673,791
Chevron Corp.	602,392	50,564,784
Cimarex Energy Co.	32,384	792,113
Concho Resources, Inc.	63,432	3,332,717
ConocoPhillips	345,188	12,906,579
Continental Resources, Inc. (a)	26,348	455,557
CVR Energy, Inc.	8,884	170,573
Devon Energy Corp.	122,166	1,281,521
Diamondback Energy, Inc.	51,131	2,038,082
EOG Resources, Inc.	187,459	8,782,454
Exxon Mobil Corp.	1,364,104	57,401,496
Halliburton Co.	280,860	4,024,724
Helmerich & Payne, Inc.	35,325	629,845
Hess Corp.	84,600	4,163,166
HollyFrontier Corp.	48,614	1,336,885
Kinder Morgan, Inc.	626,336	8,831,338
Marathon Oil Corp.	253,489	1,391,655
Marathon Petroleum Corp.	209,270	7,994,114
Murphy Oil Corp.	45,849	605,665
National Oilwell Varco, Inc.	125,680	1,446,577
Noble Energy, Inc.	157,372	1,572,146
Occidental Petroleum Corp.	291,789	4,592,759
ONEOK, Inc.	142,606	3,980,133
Parsley Energy, Inc., Class A	102,129	1,121,376
PBF Energy, Inc., Class A	33,772	293,141
Phillips 66	140,654	8,723,361
Pioneer Natural Resources Co.	52,765	5,113,984
Schlumberger Ltd.	445,566	8,082,567
Targa Resources Corp.	76,159	1,392,187
TechnipFMC plc	138,686	1,113,649
The Williams Cos., Inc.	392,155	7,501,925
Transocean Ltd. *	189,158	385,882
Valero Energy Corp.	131,303	7,383,168
WPX Energy, Inc. *	135,647	809,813
		231,481,139

Food & Staples Retailing 1.4%
Casey’s General Stores, Inc.	11,918	1,897,226
Costco Wholesale Corp.	142,508	46,390,629
Performance Food Group Co. *	42,248	1,183,789
Sysco Corp.	163,523	8,642,190
The Kroger Co.	253,219	8,809,489
U.S. Foods Holding Corp. *	71,413	1,449,684
Walgreens Boots Alliance, Inc.	237,491	9,668,259
Walmart, Inc.	457,109	59,149,905
		137,191,171

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	599,038	24,650,414
Archer-Daniels-Midland Co.	178,425	7,641,943
Beyond Meat, Inc. *	3,426	431,333
Brown-Forman Corp., Class B	58,423	4,051,051
Bunge Ltd.	46,193	2,006,624
Campbell Soup Co.	54,452	2,699,186
Conagra Brands, Inc.	157,920	5,914,104
Constellation Brands, Inc., Class A	54,078	9,636,700
Darling Ingredients, Inc. *	53,153	1,484,563

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Flowers Foods, Inc.	61,687	1,403,379
General Mills, Inc.	195,613	12,376,435
Hormel Foods Corp.	90,890	4,622,665
Ingredion, Inc.	21,697	1,876,791
Kellogg Co.	81,064	5,592,605
Keurig Dr Pepper, Inc.	109,163	3,339,296
Lamb Weston Holdings, Inc.	46,782	2,810,663
Lancaster Colony Corp.	6,287	997,055
McCormick & Co., Inc. - Non Voting Shares	39,776	7,752,342
Molson Coors Beverage Co., Class B	60,395	2,266,020
Mondelez International, Inc., Class A	460,494	25,552,812
Monster Beverage Corp. *	120,461	9,453,779
PepsiCo, Inc.	447,845	61,650,343
Philip Morris International, Inc.	502,602	38,604,860
Pilgrim’s Pride Corp. *	16,389	251,571
Post Holdings, Inc. *	20,688	1,835,853
Sanderson Farms, Inc.	6,459	720,146
Seaboard Corp.	89	240,589
The Coca-Cola Co.	1,247,175	58,916,547
The Hershey Co.	47,457	6,900,722
The JM Smucker Co.	36,970	4,042,670
The Kraft Heinz Co.	202,017	6,945,345
Tyson Foods, Inc., Class A	94,592	5,812,678
		322,481,084

Health Care Equipment & Services 6.6%
Abbott Laboratories	570,812	57,446,520
ABIOMED, Inc. *	14,444	4,332,333
Align Technology, Inc. *	23,055	6,774,020
Amedisys, Inc. *	10,375	2,429,410
AmerisourceBergen Corp.	48,002	4,809,320
Anthem, Inc.	81,429	22,295,260
Baxter International, Inc.	164,283	14,190,766
Becton, Dickinson & Co.	95,114	26,759,373
Boston Scientific Corp. *	461,058	17,783,007
Cardinal Health, Inc.	93,695	5,117,621
Centene Corp. *	186,580	12,174,345
Cerner Corp.	97,816	6,793,321
Chemed Corp.	5,164	2,541,669
Cigna Corp. *	119,135	20,573,423
CVS Health Corp.	421,543	26,531,916
Danaher Corp.	203,091	41,389,946
DaVita, Inc. *	27,669	2,417,994
DENTSPLY SIRONA, Inc.	70,939	3,163,879
DexCom, Inc. *	29,797	12,977,785
Edwards Lifesciences Corp. *	200,046	15,685,607
Encompass Health Corp.	32,236	2,194,627
Globus Medical, Inc., Class A *	24,491	1,179,976
Guardant Health, Inc. *	16,720	1,424,210
Haemonetics Corp. *	15,892	1,393,093
HCA Healthcare, Inc.	84,826	10,742,365
HealthEquity, Inc. *	24,638	1,270,335
Henry Schein, Inc. *	46,328	3,184,123
Hill-Rom Holdings, Inc.	21,219	2,062,911
Hologic, Inc. *	83,640	5,836,399
Humana, Inc.	42,573	16,707,774
ICU Medical, Inc. *	6,082	1,117,446
IDEXX Laboratories, Inc. *	27,371	10,886,815
Insulet Corp. *	21,220	4,315,299
Integra LifeSciences Holdings Corp. *	22,980	1,097,295
Intuitive Surgical, Inc. *	37,598	25,771,173
Laboratory Corp. of America Holdings *	31,411	6,059,810
LHC Group, Inc. *	9,674	1,887,494
Masimo Corp. *	16,138	3,552,297
McKesson Corp.	52,153	7,831,295
Medtronic plc	432,696	41,746,510
Molina Healthcare, Inc. *	19,210	3,548,087
NuVasive, Inc. *	16,265	929,382
Security	Number of Shares	Value ($)
Penumbra, Inc. *	10,746	2,384,645
Quest Diagnostics, Inc.	43,155	5,483,706
ResMed, Inc.	46,610	9,438,991
STERIS plc	27,413	4,375,937
Stryker Corp.	104,112	20,124,850
Tandem Diabetes Care, Inc. *	18,384	1,920,393
Teladoc Health, Inc. *	23,886	5,676,030
Teleflex, Inc.	14,990	5,592,769
Tenet Healthcare Corp. *	34,031	899,780
The Cooper Cos., Inc.	15,912	4,501,982
UnitedHealth Group, Inc.	306,000	92,650,680
Universal Health Services, Inc., Class B	25,203	2,769,810
Varian Medical Systems, Inc. *	29,357	4,189,831
Veeva Systems, Inc., Class A *	43,454	11,496,625
West Pharmaceutical Services, Inc.	23,674	6,365,228
Wright Medical Group N.V. *	42,104	1,263,962
Zimmer Biomet Holdings, Inc.	66,574	8,978,170
		649,039,620

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	79,052	7,615,079
Colgate-Palmolive Co.	276,207	21,323,180
Coty, Inc., Class A	94,864	351,945
Herbalife Nutrition Ltd. *	30,162	1,545,501
Kimberly-Clark Corp.	109,994	16,723,488
The Clorox Co.	40,360	9,545,544
The Estee Lauder Cos., Inc., Class A	72,554	14,332,317
The Procter & Gamble Co.	799,476	104,827,293
		176,264,347

Insurance 2.1%
Aflac, Inc.	232,323	8,263,729
Alleghany Corp.	4,644	2,425,654
American Financial Group, Inc.	23,076	1,402,328
American International Group, Inc.	277,166	8,908,115
Aon plc, Class A	74,598	15,309,002
Arch Capital Group Ltd. *	131,345	4,038,859
Arthur J. Gallagher & Co.	61,397	6,599,563
Assurant, Inc.	19,345	2,079,007
Assured Guaranty Ltd.	28,026	611,808
Athene Holding Ltd., Class A *	38,370	1,237,432
Axis Capital Holdings Ltd.	27,148	1,089,178
Brighthouse Financial, Inc. *	30,412	861,876
Brown & Brown, Inc.	76,375	3,472,771
Chubb Ltd.	145,745	18,544,594
Cincinnati Financial Corp.	48,267	3,761,447
CNA Financial Corp.	8,422	280,453
Erie Indemnity Co., Class A	6,058	1,272,907
Everest Re Group Ltd.	12,945	2,832,237
Fidelity National Financial, Inc.	93,294	3,018,994
First American Financial Corp.	35,410	1,806,264
Globe Life, Inc.	31,956	2,543,698
Kemper Corp.	19,642	1,542,290
Lincoln National Corp.	61,410	2,288,751
Loews Corp.	78,360	2,853,088
Markel Corp. *	4,449	4,647,158
Marsh & McLennan Cos., Inc.	164,836	19,219,878
MetLife, Inc.	248,427	9,402,962
Old Republic International Corp.	92,941	1,493,562
Primerica, Inc.	13,231	1,583,221
Principal Financial Group, Inc.	82,564	3,503,190
Prudential Financial, Inc.	127,087	8,053,503
Reinsurance Group of America, Inc.	21,515	1,834,154
RenaissanceRe Holdings Ltd.	16,304	2,940,915
RLI Corp.	13,085	1,153,181
Selective Insurance Group, Inc.	19,390	1,053,653
The Allstate Corp.	101,156	9,548,115

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Hanover Insurance Group, Inc.	12,221	1,245,075
The Hartford Financial Services Group, Inc.	115,647	4,894,181
The Progressive Corp.	189,038	17,077,693
The Travelers Cos., Inc.	81,476	9,322,484
Unum Group	63,861	1,100,325
W.R. Berkley Corp.	45,656	2,819,258
Willis Towers Watson plc	41,485	8,712,265
		206,648,818

Materials 2.6%
Air Products & Chemicals, Inc.	71,188	20,404,616
Albemarle Corp.	34,478	2,843,056
Alcoa Corp. *	58,176	756,288
Amcor plc *	510,275	5,255,832
AptarGroup, Inc.	20,518	2,363,674
Arconic Corp. *	31,581	514,454
Ashland Global Holdings, Inc.	19,671	1,484,767
Avery Dennison Corp.	26,666	3,022,324
Axalta Coating Systems Ltd. *	67,813	1,505,449
Ball Corp.	104,879	7,722,241
Berry Global Group, Inc. *	42,944	2,146,771
Celanese Corp.	38,076	3,700,987
CF Industries Holdings, Inc.	69,705	2,183,858
Corteva, Inc. *	240,769	6,876,363
Crown Holdings, Inc. *	43,528	3,115,734
Dow, Inc. *	238,738	9,802,582
DuPont de Nemours, Inc.	236,571	12,651,817
Eagle Materials, Inc.	13,619	1,092,652
Eastman Chemical Co.	44,071	3,289,019
Ecolab, Inc.	79,876	14,943,202
FMC Corp.	41,479	4,398,848
Freeport-McMoRan, Inc.	466,341	6,025,126
Graphic Packaging Holding Co.	90,129	1,256,398
Huntsman Corp.	62,484	1,155,954
International Flavors & Fragrances, Inc.	34,519	4,347,668
International Paper Co.	126,775	4,410,502
Linde plc	169,533	41,554,234
LyondellBasell Industries N.V., Class A	83,015	5,190,098
Martin Marietta Materials, Inc.	20,009	4,145,465
NewMarket Corp.	2,325	871,433
Newmont Corp.	259,225	17,938,370
Nucor Corp.	97,772	4,101,535
Packaging Corp. of America	30,365	2,918,684
PPG Industries, Inc.	76,299	8,213,587
Reliance Steel & Aluminum Co.	20,596	2,023,763
Royal Gold, Inc.	20,934	2,929,295
RPM International, Inc.	41,336	3,372,604
Sealed Air Corp.	50,489	1,801,448
Sonoco Products Co.	32,554	1,684,344
Steel Dynamics, Inc.	68,191	1,869,115
The Mosaic Co.	110,370	1,486,684
The Scotts Miracle-Gro Co.	12,694	2,012,888
The Sherwin-Williams Co.	26,108	16,915,895
Valvoline, Inc.	60,071	1,232,657
Vulcan Materials Co.	42,642	5,007,024
W.R. Grace & Co.	17,586	811,242
Westlake Chemical Corp.	11,139	607,076
WestRock Co.	84,068	2,258,066
		256,215,689

Media & Entertainment 8.5%
Activision Blizzard, Inc.	248,913	20,567,681
Alphabet, Inc., Class A *	96,809	144,046,952
Alphabet, Inc., Class C *	94,362	139,935,071
Altice USA, Inc., Class A *	88,072	2,377,063
Cable One, Inc.	1,704	3,105,642
Charter Communications, Inc., Class A *	48,630	28,205,400
Security	Number of Shares	Value ($)
Cinemark Holdings, Inc.	35,543	420,474
Comcast Corp., Class A	1,469,516	62,895,285
Discovery, Inc., Class A *	51,498	1,086,608
Discovery, Inc., Class C *	102,784	1,947,757
DISH Network Corp., Class A *	83,317	2,675,309
Electronic Arts, Inc. *	93,159	13,193,178
Facebook, Inc., Class A *	775,798	196,796,679
Fox Corp., Class A	110,245	2,841,014
Fox Corp., Class B *	52,337	1,348,724
IAC/InterActiveCorp *	23,602	3,125,377
Liberty Broadband Corp., Class C *	49,148	6,746,546
Liberty Media Corp. - Liberty Formula One, Class C *	65,929	2,336,524
Liberty Media Corp. - Liberty SiriusXM, Class A *	26,933	936,999
Liberty Media Corp. - Liberty SiriusXM, Class C *	53,066	1,856,779
Live Nation Entertainment, Inc. *	46,013	2,153,868
Madison Square Garden Entertainment Corp. *	5,575	395,044
Madison Square Garden Sports Corp. *	5,575	856,822
Match Group, Inc. *	69,170	7,103,759
Netflix, Inc. *	141,848	69,346,650
News Corp., Class A	126,533	1,609,500
Nexstar Media Group, Inc., Class A	14,428	1,264,614
Omnicom Group, Inc.	69,389	3,728,271
Pinterest, Inc., Class A *	36,582	1,254,397
Roku, Inc. *	29,463	4,563,524
Sirius XM Holdings, Inc.	432,618	2,543,794
Snap, Inc., Class A *	263,236	5,901,751
Take-Two Interactive Software, Inc. *	36,930	6,057,259
TEGNA, Inc.	71,169	838,371
The Interpublic Group of Cos., Inc.	126,428	2,282,025
The New York Times Co., Class A	45,865	2,116,211
The Walt Disney Co.	582,680	68,138,599
TripAdvisor, Inc.	32,052	648,412
Twitter, Inc. *	252,562	9,193,257
ViacomCBS, Inc., Class B	173,196	4,515,220
Zillow Group, Inc., Class C *	44,984	3,076,456
Zynga, Inc., Class A *	309,568	3,043,053
		837,075,919

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
AbbVie, Inc.	568,680	53,973,419
ACADIA Pharmaceuticals, Inc. *	36,819	1,530,566
Agilent Technologies, Inc.	99,492	9,584,064
Alexion Pharmaceuticals, Inc. *	71,029	7,279,762
Allakos, Inc. *	7,972	598,458
Alnylam Pharmaceuticals, Inc. *	36,271	5,286,861
Amgen, Inc.	189,837	46,447,419
Arrowhead Pharmaceuticals, Inc. *	32,794	1,412,438
Avantor, Inc. *	86,835	1,917,317
Bio-Rad Laboratories, Inc., Class A *	6,843	3,591,822
Bio-Techne Corp.	12,386	3,408,132
Biogen, Inc. *	52,703	14,476,987
BioMarin Pharmaceutical, Inc. *	58,154	6,967,431
Bluebird Bio, Inc. *	20,807	1,262,985
Blueprint Medicines Corp. *	17,644	1,291,188
Bridgebio Pharma, Inc. *	6,866	193,209
Bristol-Myers Squibb Co.	730,037	42,823,970
Bruker Corp.	32,088	1,431,767
Catalent, Inc. *	52,726	4,605,089
Charles River Laboratories International, Inc. *	16,023	3,188,417
Elanco Animal Health, Inc. *	129,306	3,055,501
Eli Lilly & Co.	271,856	40,857,238
Exact Sciences Corp. *	46,114	4,369,301

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Exelixis, Inc. *	99,421	2,295,631
FibroGen, Inc. *	25,147	1,017,699
Gilead Sciences, Inc.	404,562	28,129,196
Global Blood Therapeutics, Inc. *	19,722	1,330,841
Horizon Therapeutics plc *	61,832	3,783,500
Illumina, Inc. *	47,489	18,148,396
Immunomedics, Inc. *	67,315	2,842,712
Incyte Corp. *	57,921	5,720,278
Intercept Pharmaceuticals, Inc. *	8,455	385,886
Ionis Pharmaceuticals, Inc. *	40,341	2,322,028
IQVIA Holdings, Inc. *	57,201	9,060,066
Jazz Pharmaceuticals plc *	17,564	1,901,303
Johnson & Johnson	850,383	123,951,826
Merck & Co., Inc.	814,591	65,362,782
Mettler-Toledo International, Inc. *	7,684	7,184,540
Mirati Therapeutics, Inc. *	11,952	1,449,897
Moderna, Inc. *	95,444	7,072,400
Mylan N.V. *	166,314	2,679,319
Nektar Therapeutics *	57,684	1,278,277
Neurocrine Biosciences, Inc. *	30,091	3,621,753
PerkinElmer, Inc.	36,042	4,285,754
Perrigo Co., plc	43,940	2,329,699
Pfizer, Inc.	1,792,312	68,968,166
PRA Health Sciences, Inc. *	20,601	2,195,243
Reata Pharmaceuticals, Inc., Class A *	8,654	1,278,196
Regeneron Pharmaceuticals, Inc. *	32,493	20,537,850
Repligen Corp. *	15,339	2,314,808
Sage Therapeutics, Inc. *	17,167	782,300
Sarepta Therapeutics, Inc. *	24,001	3,684,633
Seattle Genetics, Inc. *	37,265	6,196,052
Syneos Health, Inc. *	20,435	1,274,940
Thermo Fisher Scientific, Inc.	127,471	52,766,620
United Therapeutics Corp. *	14,140	1,576,186
Vertex Pharmaceuticals, Inc. *	83,664	22,756,608
Waters Corp. *	20,065	4,276,855
Zoetis, Inc.	153,032	23,211,894
		767,527,475

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	40,431	7,178,524
American Campus Communities, Inc.	44,654	1,591,469
American Homes 4 Rent, Class A	82,958	2,405,782
American Tower Corp.	142,970	37,370,928
Americold Realty Trust	64,961	2,621,176
Apartment Investment & Management Co., Class A	48,132	1,868,484
AvalonBay Communities, Inc.	45,112	6,907,549
Boston Properties, Inc.	46,613	4,152,752
Brixmor Property Group, Inc.	96,923	1,115,584
Camden Property Trust	31,646	2,873,773
CBRE Group, Inc., Class A *	107,530	4,710,889
CoreSite Realty Corp.	13,036	1,682,296
Cousins Properties, Inc.	48,055	1,476,250
Crown Castle International Corp.	134,328	22,392,478
CubeSmart	62,799	1,863,246
CyrusOne, Inc.	37,368	3,117,239
Digital Realty Trust, Inc.	86,611	13,904,530
Douglas Emmett, Inc.	53,967	1,572,598
Duke Realty Corp.	118,796	4,774,411
EastGroup Properties, Inc.	12,636	1,676,292
EPR Properties	24,637	705,357
Equinix, Inc.	28,527	22,407,388
Equity Commonwealth	39,015	1,231,704
Equity LifeStyle Properties, Inc.	58,317	3,984,217
Equity Residential	112,519	6,034,394
Essex Property Trust, Inc.	21,166	4,672,183
Extra Space Storage, Inc.	41,385	4,276,726
Federal Realty Investment Trust	22,781	1,738,190
Security	Number of Shares	Value ($)
First Industrial Realty Trust, Inc.	41,418	1,819,079
Gaming & Leisure Properties, Inc.	67,133	2,430,886
Healthcare Realty Trust, Inc.	43,342	1,269,921
Healthcare Trust of America, Inc., Class A	70,675	1,951,337
Healthpeak Properties, Inc.	174,449	4,760,713
Highwoods Properties, Inc.	33,502	1,284,467
Host Hotels & Resorts, Inc.	229,266	2,471,487
Hudson Pacific Properties, Inc.	50,127	1,181,493
Invitation Homes, Inc.	173,999	5,188,650
Iron Mountain, Inc.	91,794	2,587,673
JBG SMITH Properties	38,419	1,114,535
Jones Lang LaSalle, Inc.	16,719	1,653,676
Kilroy Realty Corp.	34,275	1,997,204
Kimco Realty Corp.	141,474	1,577,435
Lamar Advertising Co., Class A	27,931	1,835,905
Life Storage, Inc.	15,113	1,483,039
Medical Properties Trust, Inc.	171,084	3,443,921
Mid-America Apartment Communities, Inc.	37,006	4,410,745
National Retail Properties, Inc.	55,089	1,952,905
Omega Healthcare Investors, Inc.	73,540	2,381,225
Outfront Media, Inc.	47,093	678,610
Park Hotels & Resorts, Inc.	75,179	621,730
Prologis, Inc.	238,003	25,090,276
PS Business Parks, Inc.	6,312	870,740
Public Storage	48,441	9,682,387
Rayonier, Inc.	44,781	1,244,016
Realty Income Corp.	110,093	6,611,085
Regency Centers Corp.	54,942	2,254,270
Rexford Industrial Realty, Inc.	39,686	1,862,464
Ryman Hospitality Properties, Inc.	18,041	577,673
Sabra Health Care REIT, Inc.	67,048	988,288
SBA Communications Corp.	36,019	11,221,359
Service Properties Trust	53,012	355,180
Simon Property Group, Inc.	98,153	6,119,840
SL Green Realty Corp.	24,805	1,153,433
Spirit Realty Capital, Inc.	33,377	1,150,171
STAG Industrial, Inc.	48,751	1,589,283
STORE Capital Corp.	72,126	1,708,665
Sun Communities, Inc.	31,849	4,775,121
The Howard Hughes Corp. *	14,258	758,383
UDR, Inc.	95,668	3,463,182
Ventas, Inc.	119,741	4,593,265
VEREIT, Inc.	349,210	2,273,357
VICI Properties, Inc.	151,816	3,295,925
Vornado Realty Trust	50,252	1,734,699
Weingarten Realty Investors	38,809	662,082
Welltower, Inc.	134,207	7,188,127
Weyerhaeuser Co.	240,984	6,701,765
WP Carey, Inc.	55,770	3,980,305
		330,308,386

Retailing 7.8%
Aaron’s, Inc.	22,035	1,149,786
Advance Auto Parts, Inc.	22,078	3,314,791
Amazon.com, Inc. *	135,180	427,801,442
AutoNation, Inc. *	19,123	981,775
AutoZone, Inc. *	7,502	9,058,065
Best Buy Co., Inc.	73,074	7,277,440
Booking Holdings, Inc. *	13,220	21,973,359
Burlington Stores, Inc. *	21,083	3,963,604
CarMax, Inc. *	52,604	5,101,010
Carvana Co. *	17,893	2,772,520
Dollar General Corp.	81,312	15,481,805
Dollar Tree, Inc. *	76,321	7,124,565
eBay, Inc.	213,122	11,781,384
Etsy, Inc. *	38,542	4,562,602
Expedia Group, Inc.	43,890	3,555,529
Five Below, Inc. *	18,197	1,981,835

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Floor & Decor Holdings, Inc., Class A *	22,886	1,508,187
Foot Locker, Inc.	33,076	972,104
Genuine Parts Co.	46,720	4,211,808
GrubHub, Inc. *	29,944	2,163,155
Kohl’s Corp.	50,983	970,716
L Brands, Inc.	76,263	1,861,580
LKQ Corp. *	98,122	2,766,059
Lowe’s Cos., Inc.	243,416	36,247,077
Macy’s, Inc. (a)	101,576	615,551
Nordstrom, Inc. (a)	34,533	472,757
O'Reilly Automotive, Inc. *	23,922	11,419,884
Penske Automotive Group, Inc.	10,978	492,034
Pool Corp.	12,911	4,088,914
RH *	5,359	1,540,337
Ross Stores, Inc.	114,513	10,268,381
Target Corp.	161,146	20,285,058
The Gap, Inc.	68,808	919,963
The Home Depot, Inc.	346,995	92,123,703
The TJX Cos., Inc.	386,855	20,112,591
Tiffany & Co.	35,384	4,435,738
Tractor Supply Co.	37,475	5,349,181
Ulta Beauty, Inc. *	18,235	3,519,173
Wayfair, Inc., Class A *	21,940	5,838,015
Williams-Sonoma, Inc.	24,767	2,157,701
		762,221,179

Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc. *	377,400	29,222,082
Analog Devices, Inc.	118,889	13,654,402
Applied Materials, Inc.	295,375	19,001,474
Broadcom, Inc.	128,951	40,845,229
Cabot Microelectronics Corp.	9,526	1,435,759
Cirrus Logic, Inc. *	18,945	1,298,301
Cree, Inc. *	35,146	2,422,262
Enphase Energy, Inc. *	26,064	1,573,223
Entegris, Inc.	42,757	3,074,656
First Solar, Inc. *	24,927	1,484,403
Inphi Corp. *	15,601	2,038,427
Intel Corp.	1,366,426	65,219,513
KLA Corp.	49,977	9,986,904
Lam Research Corp.	46,857	17,672,586
Marvell Technology Group Ltd.	214,420	7,819,897
Maxim Integrated Products, Inc.	86,371	5,881,001
Microchip Technology, Inc.	78,865	8,022,936
Micron Technology, Inc. *	359,202	17,979,856
MKS Instruments, Inc.	17,745	2,261,423
Monolithic Power Systems, Inc.	13,478	3,571,805
NVIDIA Corp.	198,488	84,276,020
ON Semiconductor Corp. *	133,066	2,741,160
Qorvo, Inc. *	36,757	4,710,409
QUALCOMM, Inc.	362,929	38,328,932
Silicon Laboratories, Inc. *	14,254	1,432,669
Skyworks Solutions, Inc.	53,645	7,809,639
SolarEdge Technologies, Inc. *	16,083	2,816,133
Teradyne, Inc.	53,580	4,766,477
Texas Instruments, Inc.	296,274	37,789,749
Universal Display Corp.	13,816	2,410,201
Xilinx, Inc.	78,257	8,400,889
		449,948,417

Software & Services 15.1%
Accenture plc, Class A	205,624	46,220,163
ACI Worldwide, Inc. *	37,534	1,005,536
Adobe, Inc. *	155,449	69,069,100
Akamai Technologies, Inc. *	52,078	5,855,650
Alliance Data Systems Corp.	14,148	627,605
Alteryx, Inc., Class A *	16,144	2,833,111
Security	Number of Shares	Value ($)
Amdocs Ltd.	42,615	2,646,391
Anaplan, Inc. *	29,102	1,321,522
ANSYS, Inc. *	27,637	8,584,052
Aspen Technology, Inc. *	21,816	2,121,824
Autodesk, Inc. *	70,767	16,731,442
Automatic Data Processing, Inc.	138,847	18,454,155
Avalara, Inc. *	22,098	2,971,076
Black Knight, Inc. *	48,545	3,636,991
Blackbaud, Inc.	16,222	1,014,524
Booz Allen Hamilton Holding Corp.	44,630	3,648,949
Broadridge Financial Solutions, Inc.	37,132	4,988,313
CACI International, Inc., Class A *	8,126	1,688,745
Cadence Design Systems, Inc. *	89,828	9,813,709
CDK Global, Inc.	39,591	1,799,807
Ceridian HCM Holding, Inc. *	32,882	2,574,332
Citrix Systems, Inc.	37,260	5,319,238
Cognizant Technology Solutions Corp., Class A	174,074	11,892,736
Cornerstone OnDemand, Inc. *	16,593	589,217
Coupa Software, Inc. *	21,419	6,563,852
DocuSign, Inc. *	41,861	9,076,721
Dropbox, Inc., Class A *	72,810	1,656,427
DXC Technology Co.	81,117	1,452,805
Dynatrace, Inc. *	50,732	2,122,120
Elastic N.V. *	10,670	1,026,347
Envestnet, Inc. *	17,203	1,396,884
EPAM Systems, Inc. *	18,033	5,231,013
Euronet Worldwide, Inc. *	16,895	1,624,285
Fair Isaac Corp. *	9,376	4,117,845
Fidelity National Information Services, Inc.	199,245	29,151,536
FireEye, Inc. *	71,497	1,079,605
Fiserv, Inc. *	181,565	18,118,371
Five9, Inc. *	20,085	2,426,670
FleetCor Technologies, Inc. *	26,934	6,964,324
Fortinet, Inc. *	43,492	6,014,944
Gartner, Inc. *	28,780	3,587,139
Genpact Ltd.	50,318	2,003,663
Global Payments, Inc.	96,535	17,185,161
GoDaddy, Inc., Class A *	53,554	3,763,775
Guidewire Software, Inc. *	26,405	3,106,812
HubSpot, Inc. *	13,275	3,114,448
International Business Machines Corp.	286,311	35,199,074
Intuit, Inc.	84,064	25,754,688
j2 Global, Inc. *	14,961	848,588
Jack Henry & Associates, Inc.	24,590	4,384,397
KBR, Inc.	46,490	1,033,938
Leidos Holdings, Inc.	42,766	4,069,613
LogMeIn, Inc.	15,983	1,371,501
Manhattan Associates, Inc. *	20,211	1,936,012
Mastercard, Inc., Class A	285,265	88,012,810
MAXIMUS, Inc.	19,818	1,470,694
Medallia, Inc. *	8,911	273,835
Microsoft Corp.	2,446,991	501,657,625
MongoDB, Inc. *	11,743	2,690,086
New Relic, Inc. *	16,436	1,165,477
NortonLifeLock, Inc.	175,519	3,764,882
Nuance Communications, Inc. *	89,493	2,447,634
Nutanix, Inc., Class A *	49,367	1,095,454
Okta, Inc. *	37,362	8,256,255
Oracle Corp.	671,346	37,226,136
Palo Alto Networks, Inc. *	31,216	7,988,799
Paychex, Inc.	102,500	7,371,800
Paycom Software, Inc. *	15,638	4,446,978
Paylocity Holding Corp. *	11,760	1,566,432
PayPal Holdings, Inc. *	378,855	74,282,100
Pegasystems, Inc.	12,324	1,440,552
Perspecta, Inc.	45,051	964,091
Proofpoint, Inc. *	18,542	2,144,753
PTC, Inc. *	33,785	2,890,645

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Q2 Holdings, Inc. *	15,359	1,444,514
RealPage, Inc. *	28,139	1,773,038
RingCentral, Inc., Class A *	24,758	7,186,505
Sabre Corp.	89,255	674,768
salesforce.com, Inc. *	290,668	56,636,660
Science Applications International Corp.	15,974	1,277,600
ServiceNow, Inc. *	61,594	27,052,085
Slack Technologies, Inc. Class A *	20,668	610,739
Smartsheet, Inc., Class A *	29,646	1,415,300
SolarWinds Corp. *	21,428	393,418
Splunk, Inc. *	51,185	10,739,637
Square, Inc., Class A *	109,996	14,282,981
SS&C Technologies Holdings, Inc.	72,223	4,152,822
Synopsys, Inc. *	48,473	9,656,791
The Trade Desk, Inc., Class A *	13,122	5,922,221
The Western Union Co.	132,999	3,229,216
Twilio, Inc., Class A *	41,461	11,502,111
Tyler Technologies, Inc. *	12,870	4,597,807
Verint Systems, Inc. *	20,699	929,178
VeriSign, Inc. *	32,668	6,915,162
Visa, Inc., Class A	544,520	103,676,608
VMware, Inc., Class A *	25,849	3,624,288
WEX, Inc. *	14,080	2,229,850
Workday, Inc., Class A *	52,701	9,534,665
Zendesk, Inc. *	36,982	3,370,909
Zoom Video Communications, Inc., Class A *	9,239	2,345,874
Zscaler, Inc. *	21,206	2,753,599
		1,479,876,130

Technology Hardware & Equipment 7.5%
Amphenol Corp., Class A	95,121	10,059,997
Apple, Inc.	1,314,630	558,770,335
Arista Networks, Inc. *	17,318	4,498,697
Arrow Electronics, Inc. *	25,472	1,824,305
Avnet, Inc.	31,369	838,180
CDW Corp.	46,072	5,355,870
Ciena Corp. *	49,095	2,921,643
Cisco Systems, Inc.	1,368,416	64,452,394
Cognex Corp.	55,743	3,727,534
Coherent, Inc. *	7,919	1,099,395
Corning, Inc.	244,266	7,572,246
Dell Technologies, Inc., Class C *	49,675	2,972,055
Dolby Laboratories, Inc., Class A	20,770	1,445,592
F5 Networks, Inc. *	19,735	2,681,987
FLIR Systems, Inc.	42,559	1,773,008
Hewlett Packard Enterprise Co.	409,322	4,040,008
HP, Inc.	460,063	8,087,908
IPG Photonics Corp. *	11,544	2,066,491
Jabil, Inc.	43,907	1,530,598
Juniper Networks, Inc.	107,483	2,727,919
Keysight Technologies, Inc. *	60,427	6,036,053
Littelfuse, Inc.	7,933	1,409,297
Lumentum Holdings, Inc. *	24,269	2,252,891
Motorola Solutions, Inc.	54,661	7,641,608
National Instruments Corp.	37,512	1,331,676
NCR Corp. *	41,779	769,987
NetApp, Inc.	71,617	3,172,633
Pure Storage, Inc., Class A *	76,100	1,359,146
Seagate Technology plc	73,103	3,305,718
SYNNEX Corp.	13,280	1,656,547
TE Connectivity Ltd.	105,841	9,427,258
Trimble, Inc. *	80,927	3,602,061
Ubiquiti, Inc.	3,988	738,976
ViaSat, Inc. *	19,102	725,112
Western Digital Corp.	97,150	4,187,165
Security	Number of Shares	Value ($)
Xerox Holdings Corp. *	60,553	1,008,207
Zebra Technologies Corp., Class A *	17,221	4,834,796
		741,905,293

Telecommunication Services 1.8%
AT&T, Inc.	2,298,325	67,984,453
CenturyLink, Inc.	320,777	3,095,498
GCI Liberty, Inc., Class A *	30,899	2,422,173
Liberty Global plc, Class A *	53,029	1,241,144
Liberty Global plc, Class C *	125,516	2,856,744
T-Mobile US, Inc. *	187,850	20,171,333
Verizon Communications, Inc.	1,335,699	76,775,979
		174,547,324

Transportation 1.7%
Alaska Air Group, Inc.	38,344	1,320,567
AMERCO	2,586	821,650
American Airlines Group, Inc. (a)	161,113	1,791,577
C.H. Robinson Worldwide, Inc.	43,514	4,078,132
CSX Corp.	247,104	17,628,399
Delta Air Lines, Inc.	183,931	4,592,757
Expeditors International of Washington, Inc.	53,916	4,556,441
FedEx Corp.	77,547	13,058,915
JB Hunt Transport Services, Inc.	27,395	3,544,913
JetBlue Airways Corp. *	85,989	889,126
Kansas City Southern	30,785	5,290,402
Kirby Corp. *	19,773	914,304
Knight-Swift Transportation Holdings, Inc.	38,654	1,681,062
Landstar System, Inc.	12,389	1,508,732
Lyft, Inc., Class A *	68,562	2,004,067
Macquarie Infrastructure Corp.	25,805	773,118
Norfolk Southern Corp.	82,618	15,880,006
Old Dominion Freight Line, Inc.	30,270	5,533,961
Southwest Airlines Co.	173,868	5,370,783
Uber Technologies, Inc. *	67,441	2,040,765
Union Pacific Corp.	218,913	37,948,569
United Airlines Holdings, Inc. *	81,888	2,569,645
United Parcel Service, Inc., Class B	227,126	32,424,508
XPO Logistics, Inc. *	29,456	2,209,789
		168,432,188

Utilities 3.0%
ALLETE, Inc.	17,168	1,018,062
Alliant Energy Corp.	80,732	4,347,418
Ameren Corp.	79,300	6,363,032
American Electric Power Co., Inc.	159,935	13,895,153
American Water Works Co., Inc.	58,343	8,592,174
Atmos Energy Corp.	39,684	4,206,107
Avangrid, Inc.	17,935	892,984
Black Hills Corp.	20,082	1,161,945
CenterPoint Energy, Inc.	176,542	3,356,063
CMS Energy Corp.	92,783	5,954,813
Consolidated Edison, Inc.	107,570	8,264,603
Dominion Energy, Inc.	270,641	21,930,040
DTE Energy Co.	61,884	7,155,647
Duke Energy Corp.	236,709	20,058,721
Edison International	121,454	6,761,344
Entergy Corp.	64,873	6,820,099
Essential Utilities, Inc.	72,328	3,280,075
Evergy, Inc.	73,574	4,769,802
Eversource Energy	108,396	9,763,228
Exelon Corp.	314,457	12,141,185
FirstEnergy Corp.	175,735	5,096,315
Hawaiian Electric Industries, Inc.	35,348	1,281,718
IDACORP, Inc.	16,363	1,525,850

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MDU Resources Group, Inc.	65,119	1,366,197
National Fuel Gas Co.	29,327	1,189,796
New Jersey Resources Corp.	31,596	981,372
NextEra Energy, Inc.	157,952	44,337,126
NiSource, Inc.	124,034	3,032,631
NRG Energy, Inc.	79,123	2,675,149
OGE Energy Corp.	62,911	2,069,772
ONE Gas, Inc.	17,040	1,289,928
Ormat Technologies, Inc.	16,676	992,222
Pinnacle West Capital Corp.	36,180	3,005,834
PNM Resources, Inc.	26,026	1,099,078
Portland General Electric Co.	28,964	1,278,181
PPL Corp.	248,667	6,619,516
Public Service Enterprise Group, Inc.	163,506	9,146,526
Sempra Energy	94,351	11,742,925
Southwest Gas Holdings, Inc.	17,725	1,234,369
Spire, Inc.	16,296	1,004,811
The AES Corp.	213,884	3,257,453
The Southern Co.	340,089	18,572,260
UGI Corp.	66,381	2,213,143
Vistra Corp.	146,063	2,725,536
WEC Energy Group, Inc.	101,596	9,678,035
Xcel Energy, Inc.	169,307	11,688,955
		299,837,193
Total Common Stock
(Cost $2,589,199,227)		9,790,729,814

Warrants 0.0% of net assets

Energy 0.0%
Occidental Petroleum Corp., expires 08/03/27 *	36,474	204,252
Total Warrants
(Cost $—)		204,252
Security	Number of Shares	Value ($)
Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09% (c)	17,473,760	17,473,760

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.10% (c)	5,435,050	5,435,050
Total Other Investment Companies
(Cost $22,908,810)		22,908,810

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	201	32,798,175	688,143
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,190,530.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Dividends Received
The Charles Schwab Corp.	$15,595,187	$117,360	($787,770)	$23,998	($2,766,946)	$12,181,829	367,476	$198,390

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,790,729,814	$—	$—	$9,790,729,814
Warrants	204,252	—	—	204,252
Other Investment Companies[1]	22,908,810	—	—	22,908,810
Futures Contracts[2]	688,143	—	—	688,143
Total	$9,814,531,019	$—	$—	$9,814,531,019
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Small-Cap Index Fund®

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.4%
Adient plc *	188,860	3,142,630
American Axle & Manufacturing Holdings, Inc. *	242,722	1,713,617
Cooper Tire & Rubber Co.	108,170	3,359,760
Cooper-Standard Holdings, Inc. *	35,166	376,628
Dana, Inc.	309,666	3,539,482
Dorman Products, Inc. *	57,213	4,677,163
Fox Factory Holding Corp. *	82,897	7,377,833
Gentherm, Inc. *	70,573	2,736,115
LCI Industries	52,952	6,661,362
Modine Manufacturing Co. *	108,122	588,184
Motorcar Parts of America, Inc. *	40,414	672,691
Standard Motor Products, Inc.	45,100	2,051,148
Stoneridge, Inc. *	55,990	1,160,113
Tenneco, Inc., Class A *	109,968	814,863
The Goodyear Tire & Rubber Co.	497,352	4,481,141
Visteon Corp. *	59,599	4,327,483
Winnebago Industries, Inc.	67,009	4,048,014
Workhorse Group, Inc. *(a)	136,546	2,119,194
XPEL, Inc. *	35,938	604,837
		54,452,258

Banks 9.4%
1st Constitution Bancorp	18,970	234,469
1st Source Corp.	35,390	1,172,117
ACNB Corp.	18,209	375,105
Allegiance Bancshares, Inc.	40,816	995,502
Altabancorp	34,225	641,719
Amalgamated Bank, Class A	27,454	317,094
Amerant Bancorp, Inc. *	48,854	652,201
American National Bankshares, Inc.	22,702	498,536
Ameris Bancorp	142,423	3,286,411
Ames National Corp.	18,765	347,152
Arrow Financial Corp.	27,743	757,384
Atlantic Capital Bancshares, Inc. *	45,037	450,370
Atlantic Union Bankshares Corp.	167,867	3,788,758
Auburn National Bancorp, Inc.	5,043	229,457
Axos Financial, Inc. *	123,657	2,771,153
Banc of California, Inc.	96,230	1,031,586
BancFirst Corp.	40,393	1,759,519
BancorpSouth Bank	212,989	4,457,860
Bank First Corp.	13,536	842,075
Bank of Commerce Holdings	33,703	254,458
Bank of Marin Bancorp	28,598	898,263
Bank7 Corp.	6,103	60,481
BankFinancial Corp.	29,414	214,428
BankUnited, Inc.	197,477	3,977,187
Bankwell Financial Group, Inc.	14,019	208,883
Banner Corp.	74,945	2,655,301
Bar Harbor Bankshares	33,228	660,573
Baycom Corp. *	25,175	258,799
BCB Bancorp, Inc.	31,744	255,539
Security	Number of Shares	Value ($)
Berkshire Hills Bancorp, Inc.	96,680	962,933
Bogota Financial Corp. *	12,447	98,207
Boston Private Financial Holdings, Inc.	176,253	1,037,249
Bridge Bancorp, Inc.	36,004	651,312
Bridgewater Bancshares, Inc. *	47,102	437,578
Brookline Bancorp, Inc.	167,636	1,608,467
Bryn Mawr Bank Corp.	42,043	1,094,800
Business First Bancshares, Inc.	26,307	358,827
Byline Bancorp, Inc.	52,315	678,002
C&F Financial Corp.	7,223	211,995
Cadence BanCorp	266,531	2,081,607
California Bancorp, Inc. *	16,339	214,204
Cambridge Bancorp	13,739	744,516
Camden National Corp.	31,824	1,008,503
Capital Bancorp, Inc. *	16,145	171,460
Capital City Bank Group, Inc.	29,275	551,248
Capitol Federal Financial, Inc.	284,387	2,744,335
Capstar Financial Holdings, Inc.	34,460	349,769
Carter Bank & Trust	48,178	339,655
Cathay General Bancorp	163,030	3,942,065
CB Financial Services, Inc.	10,651	184,262
CBTX, Inc.	37,926	598,852
Central Pacific Financial Corp.	58,627	912,236
Central Valley Community Bancorp	22,606	297,043
Century Bancorp, Inc., Class A	5,964	415,333
Chemung Financial Corp.	7,551	203,953
ChoiceOne Financial Services, Inc.	14,717	419,434
CIT Group, Inc.	211,928	4,020,274
Citizens & Northern Corp.	28,745	508,786
Citizens Holdings Co.	10,094	217,627
City Holding Co.	33,998	2,123,515
Civista Bancshares, Inc.	34,018	446,656
CNB Financial Corp.	31,906	521,025
Coastal Financial Corp. *	19,575	261,718
Codorus Valley Bancorp, Inc.	20,002	235,024
Colony Bankcorp, Inc.	17,001	181,401
Columbia Banking System, Inc.	154,372	4,465,982
Columbia Financial, Inc. *	106,108	1,276,479
Community Bank System, Inc.	110,285	6,201,326
Community Bankers Trust Corp.	46,562	240,260
Community Trust Bancorp, Inc.	33,476	1,024,700
ConnectOne Bancorp, Inc.	79,932	1,102,262
County Bancorp, Inc.	10,794	200,337
CrossFirst Bankshares, Inc. *	103,316	947,408
Customers Bancorp, Inc. *	61,842	732,828
CVB Financial Corp.	277,904	5,021,725
Delmar Bancorp	21,396	124,525
Dime Community Bancshares, Inc.	61,866	726,616
Eagle Bancorp Montana, Inc.	13,613	210,321
Eagle Bancorp, Inc.	68,905	2,072,662
Enterprise Bancorp, Inc.	19,005	408,607
Enterprise Financial Services Corp.	51,434	1,494,672
Equity Bancshares, Inc., Class A *	31,297	442,540
Esquire Financial Holdings, Inc. *	14,581	226,735
ESSA Bancorp, Inc.	20,691	260,707
Essent Group Ltd.	233,396	8,362,579
Evans Bancorp, Inc.	10,141	223,609

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Farmers & Merchants Bancorp, Inc.	21,889	470,395
Farmers National Banc Corp.	56,030	605,684
FB Financial Corp.	38,331	973,991
Federal Agricultural Mortgage Corp., Class C	19,616	1,167,348
Fidelity D&D Bancorp, Inc.	8,491	387,699
Financial Institutions, Inc.	33,286	491,634
First BanCorp	459,695	2,500,741
First BanCorp (North Carolina)	61,983	1,280,569
First Bank	35,703	233,141
First Busey Corp.	108,512	1,855,555
First Business Financial Services, Inc.	17,671	262,768
First Capital, Inc. (a)	7,068	378,209
First Choice Bancorp	22,180	335,583
First Commonwealth Financial Corp.	208,476	1,640,706
First Community Bankshares, Inc.	37,666	736,747
First Community Corp.	15,465	207,231
First Financial Bancorp	207,965	2,893,833
First Financial Bankshares, Inc.	277,103	8,290,922
First Financial Corp.	29,023	970,239
First Foundation, Inc.	85,058	1,307,341
First Guaranty Bancshares, Inc.	7,821	92,210
First Internet Bancorp	20,162	295,373
First Interstate BancSystem, Inc., Class A	91,115	2,652,358
First Merchants Corp.	116,367	2,842,846
First Mid Bancshares, Inc.	31,497	768,842
First Midwest Bancorp, Inc.	245,474	2,978,827
First Northwest Bancorp	18,910	193,828
First Savings Financial Group, Inc.	4,032	171,360
First United Corp.	14,491	156,648
First Western Financial, Inc. *	13,490	190,344
Flagstar Bancorp, Inc.	76,459	2,399,283
Flushing Financial Corp.	58,437	647,482
FNCB Bancorp, Inc.	38,087	212,906
Franklin Financial Network, Inc.	29,834	787,618
Franklin Financial Services Corp.	8,719	210,302
FS Bancorp, Inc.	7,930	301,340
Fulton Financial Corp.	345,569	3,352,019
FVCBankcorp, Inc. *	25,088	247,368
German American Bancorp, Inc.	53,181	1,512,468
Glacier Bancorp, Inc.	205,522	7,256,982
Great Southern Bancorp, Inc.	23,824	859,332
Great Western Bancorp, Inc.	116,577	1,515,501
Greene County Bancorp, Inc.	6,540	140,806
Guaranty Bancshares, Inc.	15,053	407,936
Hancock Whitney Corp.	185,482	3,535,287
Hanmi Financial Corp.	65,671	606,143
HarborOne Bancorp, Inc. *	114,318	989,994
Hawthorn Bancshares, Inc.	12,308	203,328
HBT Financial, Inc.	21,092	253,526
Heartland Financial USA, Inc.	74,854	2,338,439
Heritage Commerce Corp.	125,374	850,036
Heritage Financial Corp.	77,715	1,469,979
Hilltop Holdings, Inc.	154,535	3,008,796
Home Bancorp, Inc.	16,999	397,437
Home BancShares, Inc.	327,301	5,344,825
HomeStreet, Inc.	49,392	1,305,924
HomeTrust Bancshares, Inc.	34,232	493,625
Hope Bancorp, Inc.	252,087	2,125,093
Horizon Bancorp, Inc.	92,229	932,435
Howard Bancorp, Inc. *	29,099	276,731
Independent Bank Corp.	70,707	4,562,016
Independent Bank Corp., Michigan	45,892	640,882
Independent Bank Group, Inc.	79,511	3,492,918
International Bancshares Corp.	114,563	3,485,006
Investar Holding Corp.	21,923	292,234
Investors Bancorp, Inc.	495,559	4,023,939
Kearny Financial Corp.	173,493	1,394,884
Lakeland Bancorp, Inc.	105,458	1,073,562
Security	Number of Shares	Value ($)
Lakeland Financial Corp.	52,006	2,301,786
Landmark Bancorp, Inc.	8,116	167,190
LCNB Corp.	26,012	325,670
Level One Bancorp, Inc.	11,014	178,096
Limestone Bancorp, Inc. *	10,875	115,058
Live Oak Bancshares, Inc.	60,505	1,029,190
Luther Burbank Corp.	39,892	381,766
Macatawa Bank Corp.	57,057	410,810
Mackinac Financial Corp.	19,127	174,056
MainStreet Bancshares, Inc. *	14,347	185,507
Mercantile Bank Corp.	33,951	722,817
Merchants Bancorp	19,224	354,298
Meridian Bancorp, Inc.	100,820	1,149,852
Meridian Corp. *	11,580	173,932
Meta Financial Group, Inc.	71,683	1,337,605
Metrocity Bankshares, Inc. (a)	37,308	502,912
Metropolitan Bank Holding Corp. *	14,869	439,825
Mid Penn Bancorp, Inc.	15,321	294,470
Middlefield Banc Corp.	12,889	227,362
Midland States Bancorp, Inc.	47,371	667,457
MidWestOne Financial Group, Inc.	31,618	571,653
MMA Capital Holdings, Inc. *	10,183	252,335
Mr Cooper Group, Inc. *	164,021	2,678,463
MVB Financial Corp.	20,696	273,601
National Bank Holdings Corp., Class A	63,333	1,759,391
National Bankshares, Inc.	13,300	333,564
NBT Bancorp, Inc.	91,202	2,716,908
Nicolet Bankshares, Inc. *	20,156	1,129,139
NMI Holdings, Inc., Class A *	142,877	2,217,451
Northeast Bank *	16,450	313,208
Northfield Bancorp, Inc.	95,359	916,400
Northrim BanCorp, Inc.	13,048	300,365
Northwest Bancshares, Inc.	251,157	2,473,896
Norwood Financial Corp.	12,153	294,346
Oak Valley Bancorp	14,367	183,898
OceanFirst Financial Corp.	125,464	1,922,108
Oconee Federal Financial Corp.	2,234	56,766
OFG Bancorp	109,149	1,427,669
Ohio Valley Banc Corp.	9,204	181,319
Old National Bancorp	352,610	4,933,014
Old Second Bancorp, Inc.	61,431	511,106
OP Bancorp	27,171	169,004
Origin Bancorp, Inc.	47,412	1,125,561
Orrstown Financial Services, Inc.	23,418	318,485
Pacific Premier Bancorp, Inc.	181,136	3,805,657
Park National Corp.	30,686	2,631,631
Parke Bancorp, Inc.	22,760	266,064
PCB Bancorp	26,504	243,837
PCSB Financial Corp.	31,462	349,857
Peapack-Gladstone Financial Corp.	39,068	636,027
Penns Woods Bancorp, Inc.	14,533	293,567
PennyMac Financial Services, Inc.	99,861	4,819,292
Peoples Bancorp of North Carolina, Inc.	9,505	157,308
Peoples Bancorp, Inc.	39,929	801,375
Peoples Financial Services Corp.	15,069	541,128
Pioneer Bancorp, Inc. *	25,214	219,362
Plumas Bancorp	10,030	209,326
Ponce de Leon Federal Bank *	15,660	142,506
Preferred Bank	29,716	1,106,921
Premier Financial Bancorp, Inc.	28,453	301,602
Premier Financial Corp.	79,786	1,410,616
Professional Holding Corp., Class A *	10,023	113,360
Provident Bancorp, Inc.	17,972	141,080
Provident Financial Holdings, Inc.	12,133	148,023
Provident Financial Services, Inc.	129,440	1,766,856
Prudential Bancorp, Inc.	18,550	207,760
QCR Holdings, Inc.	31,922	953,829
Radian Group, Inc.	411,244	6,135,760
RBB Bancorp	35,792	458,138

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Red River Bancshares, Inc.	10,526	421,461
Reliant Bancorp, Inc.	33,105	488,299
Renasant Corp.	116,733	2,711,708
Republic Bancorp, Inc., Class A	20,925	632,353
Republic First Bancorp, Inc. *	98,971	230,602
Richmond Mutual BanCorp., Inc.	26,890	310,042
Riverview Bancorp, Inc.	44,326	216,311
S&T Bancorp, Inc.	82,683	1,777,684
Salisbury Bancorp, Inc.	5,473	199,272
Sandy Spring Bancorp, Inc.	98,688	2,281,667
SB Financial Group, Inc.	15,310	190,150
SB One Bancorp	17,668	327,035
Seacoast Banking Corp. of Florida *	109,824	2,073,477
Security National Financial Corp., Class A *	20,463	125,847
Select Bancorp, Inc. *	33,934	265,025
ServisFirst Bancshares, Inc.	104,623	3,828,156
Shore Bancshares, Inc.	26,992	250,216
Sierra Bancorp	30,147	529,984
Silvergate Capital Corp., Class A *	33,239	454,377
Simmons First National Corp., Class A	232,539	3,857,822
SmartFinancial, Inc.	30,171	430,238
South Plains Financial, Inc.	23,056	308,028
South State Corp.	150,517	7,173,640
Southern First Bancshares, Inc. *	15,651	381,884
Southern Missouri Bancorp, Inc.	16,493	359,712
Southern National Bancorp of Virginia, Inc.	43,466	365,984
Southside Bancshares, Inc.	68,169	1,888,281
Spirit of Texas Bancshares, Inc. *	29,294	341,275
Standard AVB Financial Corp.	8,321	166,919
Sterling Bancorp, Inc.	35,705	108,900
Stock Yards Bancorp, Inc.	43,420	1,697,288
Summit Financial Group, Inc.	24,709	371,623
Territorial Bancorp, Inc.	16,954	372,479
Texas Capital Bancshares, Inc. *	108,197	3,594,304
The Bancorp, Inc. *	111,143	1,048,078
The Bank of N.T. Butterfield & Son Ltd.	112,003	2,915,438
The Bank of Princeton	12,068	217,103
The Community Financial Corp.	11,221	252,697
The First BanCorp, Inc.	21,565	434,319
The First Bancshares, Inc.	44,646	888,902
The First of Long Island Corp.	48,596	724,566
The Hingham Institution For Savings	3,060	538,560
Timberland Bancorp, Inc.	15,866	264,328
Tompkins Financial Corp.	30,659	1,978,425
Towne Bank	143,466	2,530,740
TriCo Bancshares	56,834	1,591,352
TriState Capital Holdings, Inc. *	59,474	788,030
Triumph Bancorp, Inc. *	47,436	1,242,823
TrustCo Bank Corp.	204,553	1,184,362
Trustmark Corp.	135,177	3,044,186
UMB Financial Corp.	93,702	4,666,360
United Bankshares, Inc.	266,308	7,009,227
United Community Banks, Inc.	167,541	3,004,010
United Security Bancshares	28,174	176,369
Unity Bancorp, Inc.	16,985	212,482
Univest Financial Corp.	61,967	947,475
Valley National Bancorp	857,679	6,406,862
Veritex Holdings, Inc.	103,532	1,731,055
Walker & Dunlop, Inc.	60,594	3,054,544
Washington Federal, Inc.	162,170	3,785,048
Washington Trust Bancorp, Inc.	36,826	1,227,779
Waterstone Financial, Inc.	48,696	744,075
WesBanco, Inc.	139,807	2,772,373
West Bancorp, Inc.	34,896	572,643
Westamerica Bancorp	56,083	3,385,170
Western New England Bancorp, Inc.	50,649	255,271
WSFS Financial Corp.	107,318	3,061,783
		368,383,154

Security	Number of Shares	Value ($)
Capital Goods 9.9%
AAON, Inc.	88,375	5,236,219
AAR Corp.	72,298	1,244,972
Advanced Drainage Systems, Inc.	106,049	5,196,401
Aegion Corp. *	65,735	1,013,634
Aerojet Rocketdyne Holdings, Inc. *	157,679	6,504,259
Aerovironment, Inc. *	46,512	3,560,494
Alamo Group, Inc.	21,174	2,183,251
Albany International Corp., Class A	65,953	3,171,020
Allied Motion Technologies, Inc.	15,793	595,396
Alpha Pro Tech Ltd. *(a)	26,358	573,814
Alta Equipment Group, Inc. *	36,734	279,178
Altra Industrial Motion Corp.	138,740	4,749,070
Ameresco, Inc., Class A *	52,772	1,460,729
American Superconductor Corp. *	47,616	442,829
American Woodmark Corp. *	36,419	2,936,100
API Group Corp. *	300,666	4,188,277
Apogee Enterprises, Inc.	55,440	1,196,950
Applied Industrial Technologies, Inc.	82,847	5,229,303
Arcosa, Inc.	104,456	4,410,132
Argan, Inc.	31,819	1,365,035
Astec Industries, Inc.	48,034	2,137,033
Astronics Corp. *	50,213	436,853
Atkore International Group, Inc. *	101,553	2,708,419
AZZ, Inc.	56,258	1,776,628
Barnes Group, Inc.	100,622	3,709,933
Beacon Roofing Supply, Inc. *	117,214	3,652,388
Bloom Energy Corp., Class A *	183,416	2,230,339
Blue Bird Corp. *	33,599	420,995
BMC Stock Holdings, Inc. *	144,485	3,698,816
Builders FirstSource, Inc. *	248,404	5,884,691
Caesarstone Ltd.	46,935	538,344
CAI International, Inc. *	35,142	604,794
Chart Industries, Inc. *	77,670	5,322,725
CIRCOR International, Inc. *	43,013	1,127,801
Columbus McKinnon Corp.	49,940	1,654,512
Comfort Systems USA, Inc.	77,324	3,843,776
Concrete Pumping Holdings, Inc. *	56,380	210,861
Construction Partners, Inc., Class A *	40,675	673,171
Cornerstone Building Brands, Inc. *	93,729	531,443
CSW Industrials, Inc.	30,360	2,027,744
Cubic Corp.	67,289	2,826,138
Douglas Dynamics, Inc.	48,687	1,721,085
Ducommun, Inc. *	23,359	839,756
DXP Enterprises, Inc. *	35,619	601,249
Dycom Industries, Inc. *	65,816	2,818,899
EMCOR Group, Inc.	116,881	8,006,348
Encore Wire Corp.	43,612	2,188,886
Energy Recovery, Inc. *	81,744	620,437
Enerpac Tool Group Corp.	117,038	2,212,018
EnerSys	91,380	6,146,219
EnPro Industries, Inc.	44,682	2,132,672
ESCO Technologies, Inc.	55,001	4,726,786
EVI Industries, Inc. *(a)	10,452	264,227
Evoqua Water Technologies Corp. *	184,217	3,542,493
Federal Signal Corp.	128,456	3,970,575
Fluor Corp.	302,806	3,085,593
Foundation Building Materials, Inc. *	44,110	605,630
Franklin Electric Co., Inc.	98,759	5,337,924
FuelCell Energy, Inc. *	458,906	1,023,360
GATX Corp.	74,886	4,567,297
Gencor Industries, Inc. *	19,194	229,752
General Finance Corp. *	21,569	126,826
Gibraltar Industries, Inc. *	69,969	3,618,797
GMS, Inc. *	89,673	2,101,038
Graham Corp.	20,244	266,411
Granite Construction, Inc.	101,156	1,715,606
Great Lakes Dredge & Dock Corp. *	137,000	1,145,320

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Griffon Corp.	79,364	1,815,055
H&E Equipment Services, Inc.	69,068	1,214,906
HC2 Holdings, Inc. *	94,312	255,586
Helios Technologies, Inc.	62,889	2,379,091
Herc Holdings, Inc. *	52,440	1,758,838
Hillenbrand, Inc.	158,605	4,636,024
Hurco Cos., Inc.	14,015	388,776
Hyster-Yale Materials Handling, Inc.	21,285	794,143
IES Holdings, Inc. *	17,330	412,974
Insteel Industries, Inc.	39,424	734,863
JELD-WEN Holding, Inc. *	145,535	2,852,486
John Bean Technologies Corp.	67,295	6,309,579
Kadant, Inc.	24,531	2,661,859
Kaman Corp.	59,006	2,330,147
Kennametal, Inc.	178,775	4,819,774
Kratos Defense & Security Solutions, Inc. *	227,468	4,096,699
L.B. Foster Co., Class A *	21,470	301,868
Lawson Products, Inc. *	9,518	284,398
Lindsay Corp.	23,241	2,253,680
LSI Industries, Inc.	55,194	323,437
Luxfer Holdings plc	61,503	781,088
Lydall, Inc. *	36,840	596,808
Masonite International Corp. *	52,415	4,421,205
MasTec, Inc. *	122,055	4,855,348
Maxar Technologies, Inc. *	130,151	2,315,386
Mayville Engineering Co., Inc. *	15,611	118,487
Meritor, Inc. *	148,893	3,387,316
Miller Industries, Inc.	23,911	677,877
Moog, Inc., Class A	63,702	3,422,071
MRC Global, Inc. *	169,939	1,011,137
Mueller Industries, Inc.	119,663	3,345,777
Mueller Water Products, Inc., Class A	336,487	3,405,248
MYR Group, Inc. *	34,442	1,262,988
National Presto Industries, Inc.	10,997	939,034
Navistar International Corp. *	107,174	3,432,783
Nesco Holdings, Inc. *	28,555	95,945
NN, Inc.	88,775	466,957
Northwest Pipe Co. *	20,262	503,511
NOW, Inc. *	233,123	1,837,009
NV5 Global, Inc. *	22,887	1,298,608
Omega Flex, Inc.	6,270	763,372
Orion Energy Systems, Inc. *	57,521	227,783
PAE, Inc. *	127,356	1,003,565
Park Aerospace Corp.	39,828	429,346
Park-Ohio Holdings Corp.	18,496	266,712
Parsons Corp. *	48,612	1,693,156
Patrick Industries, Inc.	48,007	3,070,048
PGT Innovations, Inc. *	123,536	2,108,760
Plug Power, Inc. *	697,024	5,374,055
Powell Industries, Inc.	19,573	519,663
Preformed Line Products Co.	6,542	322,259
Primoris Services Corp.	103,618	1,660,997
Proto Labs, Inc. *	57,513	6,908,462
Quanex Building Products Corp.	70,049	984,188
Raven Industries, Inc.	76,573	1,654,743
RBC Bearings, Inc. *	52,854	6,470,387
Resideo Technologies, Inc. *	266,136	3,534,286
REV Group, Inc.	59,887	389,266
Rexnord Corp.	228,971	6,633,290
Rush Enterprises, Inc., Class A	57,481	2,734,946
Rush Enterprises, Inc., Class B	9,651	384,110
Simpson Manufacturing Co., Inc.	93,627	9,040,623
SiteOne Landscape Supply, Inc. *	89,742	11,489,668
SPX Corp. *	92,365	3,879,330
SPX FLOW, Inc. *	91,262	3,657,781
Standex International Corp.	26,493	1,418,700
Sterling Construction Co., Inc. *	59,620	614,086
Sunrun, Inc. *	249,449	9,152,284
Systemax, Inc.	27,043	606,034
Security	Number of Shares	Value ($)
Tennant Co.	39,146	2,607,907
Terex Corp.	144,907	2,731,497
Textainer Group Holdings Ltd. *	114,595	967,182
The Eastern Co.	11,372	185,477
The ExOne Co. *(a)	24,224	212,202
The Gorman-Rupp Co.	37,812	1,144,191
The Greenbrier Cos., Inc.	69,481	1,787,746
The Manitowoc Co., Inc. *	72,782	775,856
The Shyft Group Inc	73,500	1,387,680
Thermon Group Holdings, Inc. *	70,580	956,359
Titan Machinery, Inc. *	39,945	434,002
TPI Composites, Inc. *	65,383	1,672,497
Transcat, Inc. *	14,889	415,403
TriMas Corp. *	92,683	2,168,782
Triton International Ltd.	109,595	3,448,955
Triumph Group, Inc.	111,050	752,919
Tutor Perini Corp. *	87,897	1,034,548
UFP Industries, Inc.	128,582	7,486,044
Ultralife Corp. *	19,577	138,997
Vectrus, Inc. *	24,687	1,085,981
Veritiv Corp. *	27,944	427,823
Vicor Corp. *	38,186	3,111,013
Vivint Solar, Inc. *	106,024	2,156,528
Wabash National Corp.	114,055	1,299,086
Watts Water Technologies, Inc., Class A	58,902	4,941,289
Welbilt, Inc. *	281,534	1,711,727
WESCO International, Inc. *	105,582	4,103,972
Willis Lease Finance Corp. *	6,012	117,234
WillScot Mobile Mini Holdings Corp. *	344,212	5,183,833
		385,407,067

Commercial & Professional Services 3.5%
ABM Industries, Inc.	144,212	5,177,211
Acacia Research Corp. *	99,552	394,226
ACCO Brands Corp.	198,924	1,296,984
Advanced Disposal Services, Inc. *	158,749	4,787,870
Akerna Corp. *(a)	19,321	126,166
ASGN, Inc. *	109,266	7,480,350
Barrett Business Services, Inc.	16,064	846,252
BG Staffing, Inc.	18,724	170,014
Brady Corp., Class A	104,282	4,793,844
BrightView Holdings, Inc. *	67,779	821,481
Casella Waste Systems, Inc., Class A *	98,846	5,477,057
CBIZ, Inc. *	109,473	2,647,057
CECO Environmental Corp. *	64,967	435,279
Cimpress plc *	38,142	3,814,200
CompX International, Inc.	2,729	37,742
Covanta Holding Corp.	255,938	2,518,430
CRA International, Inc.	16,008	668,654
Deluxe Corp.	89,680	2,531,666
Ennis, Inc.	55,139	953,905
Exponent, Inc.	110,379	9,278,459
Forrester Research, Inc. *	23,536	826,349
Franklin Covey Co. *	26,971	487,905
GP Strategies Corp. *	28,716	213,360
Harsco Corp. *	167,569	2,674,401
Healthcare Services Group, Inc.	160,560	4,205,066
Heidrick & Struggles International, Inc.	41,319	835,883
Heritage-Crystal Clean, Inc. *	32,917	458,534
Herman Miller, Inc.	126,990	2,975,376
HNI Corp.	91,823	2,727,143
Huron Consulting Group, Inc. *	48,889	2,332,983
ICF International, Inc.	38,983	2,635,641
Insperity, Inc.	78,088	5,220,964
Interface, Inc.	124,316	992,042
KAR Auction Services, Inc.	277,521	4,198,893
Kelly Services, Inc., Class A	72,388	1,072,066
Kforce, Inc.	42,387	1,222,441

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kimball International, Inc., Class B	77,535	848,233
Knoll, Inc.	107,898	1,263,486
Korn Ferry	117,543	3,302,958
Mastech Digital, Inc. *	8,387	180,321
Matthews International Corp., Class A	65,340	1,411,344
McGrath RentCorp	52,016	3,017,968
Mistras Group, Inc. *	37,960	133,999
NL Industries, Inc.	20,253	74,126
PICO Holdings, Inc. *	37,639	305,629
Pitney Bowes, Inc.	373,462	1,247,363
Quad Graphics, Inc.	73,795	229,502
Red Violet, Inc. *(a)	13,948	213,544
Resources Connection, Inc.	65,960	745,348
SP Plus Corp. *	49,707	789,844
Steelcase, Inc., Class A	185,723	1,992,808
Team, Inc. *	65,585	259,061
Tetra Tech, Inc.	115,752	10,261,415
The Brink’s Co.	108,128	4,795,477
TriNet Group, Inc. *	88,449	5,837,634
TrueBlue, Inc. *	77,080	1,189,344
U.S. Ecology, Inc.	67,191	2,330,184
UniFirst Corp.	32,377	6,037,663
Upwork, Inc. *	198,802	2,986,006
Viad Corp.	43,255	625,467
VSE Corp.	18,739	527,128
Willdan Group, Inc. *	22,188	547,156
		138,488,902

Consumer Durables & Apparel 3.9%
Acushnet Holdings Corp.	73,459	2,795,115
Beazer Homes USA, Inc. *	61,531	688,532
Callaway Golf Co.	200,539	3,820,268
Casper Sleep, Inc. *(a)	18,150	167,524
Cavco Industries, Inc. *	18,620	3,730,145
Century Communities, Inc. *	63,158	2,249,688
Clarus Corp.	49,568	593,825
Crocs, Inc. *	143,287	5,149,735
Deckers Outdoor Corp. *	60,145	12,585,341
Escalade, Inc.	22,596	346,849
Ethan Allen Interiors, Inc.	49,925	591,112
Fossil Group, Inc. *	99,605	329,692
G-III Apparel Group Ltd. *	94,771	937,285
GoPro, Inc., Class A *	278,585	1,473,715
Green Brick Partners, Inc. *	51,228	706,946
Hamilton Beach Brands Holding Co., Class A	15,203	231,086
Helen of Troy Ltd. *	54,356	10,232,517
Hooker Furniture Corp.	24,745	529,543
Installed Building Products, Inc. *	49,126	3,886,358
iRobot Corp. *	59,428	4,319,821
Johnson Outdoors, Inc., Class A	11,214	981,898
KB Home	189,645	6,379,658
Kontoor Brands, Inc. *	110,302	2,113,386
La-Z-Boy, Inc.	95,573	2,720,008
Lakeland Industries, Inc. *	16,503	390,461
Legacy Housing Corp. *	17,818	244,819
LGI Homes, Inc. *	47,874	5,462,902
Lifetime Brands, Inc.	25,133	177,188
M.D.C. Holdings, Inc.	109,327	4,901,129
M/I Homes, Inc. *	60,228	2,507,292
Malibu Boats, Inc., Class A *	44,032	2,588,201
Marine Products Corp.	15,402	197,608
MasterCraft Boat Holdings, Inc. *	39,956	827,089
Meritage Homes Corp. *	79,782	7,912,779
Movado Group, Inc.	33,816	325,986
Nautilus, Inc. *	63,863	666,091
Oxford Industries, Inc.	35,183	1,510,758
Purple Innovation, Inc. *	30,817	751,010
Security	Number of Shares	Value ($)
Rocky Brands, Inc.	14,917	339,362
Skyline Champion Corp. *	116,888	3,299,748
Smith & Wesson Brands, Inc. *	117,047	2,796,253
Sonos, Inc. *	170,527	2,728,432
Steven Madden Ltd.	176,641	3,741,256
Sturm, Ruger & Co., Inc.	36,168	2,942,990
Superior Group of Cos., Inc.	22,508	433,279
Taylor Morrison Home Corp. *	271,411	6,364,588
The Lovesac Co. *	19,184	609,667
TopBuild Corp. *	71,017	9,368,563
TRI Pointe Group, Inc. *	278,793	4,661,419
Tupperware Brands Corp.	105,736	1,631,506
Turtle Beach Corp. *	29,026	532,337
Unifi, Inc. *	28,846	344,998
Universal Electronics, Inc. *	29,057	1,338,656
Vera Bradley, Inc. *	44,872	196,764
Vista Outdoor, Inc. *	124,924	2,142,447
VOXX International Corp. *	42,662	278,156
Wolverine World Wide, Inc.	171,353	4,119,326
YETI Holdings, Inc. *	159,581	7,801,915
		151,695,022

Consumer Services 3.6%
Accel Entertainment, Inc. *	91,045	727,450
Adtalem Global Education, Inc. *	111,600	3,832,344
American Public Education, Inc. *	31,091	905,059
Aspen Group, Inc. *	39,982	351,842
BBX Capital Corp.	26,061	362,769
Biglari Holdings, Inc., Class A *	244	77,155
Biglari Holdings, Inc., Class B *	1,562	101,421
BJ’s Restaurants, Inc.	40,038	803,162
Bloomin’ Brands, Inc.	187,411	2,158,975
Bluegreen Vacations Corp.	11,032	79,430
Boyd Gaming Corp.	174,817	4,137,918
Brinker International, Inc.	93,866	2,524,057
Caesars Entertainment, Inc. *	291,888	9,063,122
Carriage Services, Inc.	35,665	788,553
Carrols Restaurant Group, Inc. *	74,545	457,706
Century Casinos, Inc. *	57,453	231,536
Churchill Downs, Inc.	81,560	11,297,691
Chuy’s Holdings, Inc. *	35,783	569,308
Collectors Universe, Inc.	19,626	746,966
Cracker Barrel Old Country Store, Inc.	51,307	5,667,884
Dave & Buster’s Entertainment, Inc. (a)	100,163	1,236,011
Del Taco Restaurants, Inc. *	64,331	492,132
Denny’s Corp. *	117,086	1,040,309
Dine Brands Global, Inc.	33,390	1,516,908
El Pollo Loco Holdings, Inc. *	38,659	763,902
Everi Holdings, Inc. *	175,183	995,039
Fiesta Restaurant Group, Inc. *	38,782	251,307
Franchise Group, Inc. (a)	41,318	1,012,291
GAN Ltd *	15,989	309,387
Golden Entertainment, Inc. *	36,093	308,595
Hilton Grand Vacations, Inc. *	183,121	3,717,356
Houghton Mifflin Harcourt Co. *	223,115	660,420
International Game Technology plc	213,165	2,101,807
Jack in the Box, Inc.	48,676	3,996,786
K12, Inc. *	85,864	3,931,713
Kura Sushi USA, Inc., Class A *	7,069	73,447
Laureate Education, Inc., Class A *	230,428	2,921,827
Lindblad Expeditions Holdings, Inc. *	55,518	402,506
Marriott Vacations Worldwide Corp.	87,095	7,373,463
Monarch Casino & Resort, Inc. *	27,192	984,079
Nathan’s Famous, Inc.	6,214	316,479
Noodles & Co. *	67,376	468,263
OneSpaWorld Holdings Ltd.	96,900	538,764
Papa John’s International, Inc.	69,621	6,591,020
Penn National Gaming, Inc. *	287,467	9,730,758

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Perdoceo Education Corp. *	148,424	2,137,306
PlayAGS, Inc. *	55,864	188,820
RCI Hospitality Holdings, Inc.	19,112	230,873
Red Robin Gourmet Burgers, Inc. *	27,032	236,260
Red Rock Resorts, Inc., Class A	141,931	1,555,564
Regis Corp. *	51,452	395,151
Ruth’s Hospitality Group, Inc.	58,246	389,957
Scientific Games Corp., Class A *	122,371	2,150,058
SeaWorld Entertainment, Inc. *	108,744	1,573,526
Shake Shack, Inc., Class A *	75,425	3,661,884
Strategic Education, Inc.	47,266	5,965,442
Target Hospitality Corp. *	68,698	98,238
Texas Roadhouse, Inc.	141,264	7,937,624
The Cheesecake Factory, Inc. (a)	90,779	2,178,696
Twin River Worldwide Holdings, Inc.	39,276	846,791
Universal Technical Institute, Inc. *	62,170	461,923
Vivint Smart Home, Inc. *(a)	150,484	2,309,929
Wingstop, Inc.	63,652	9,945,625
WW International, Inc. *	101,151	2,607,673
		141,490,257

Diversified Financials 3.7%
A-Mark Precious Metals, Inc. *	10,565	254,511
Alerus Financial Corp.	32,209	624,210
Anworth Mortgage Asset Corp.	208,768	377,870
Apollo Commercial Real Estate Finance, Inc.	331,171	3,079,890
Arbor Realty Trust, Inc.	222,413	2,266,388
Ares Commercial Real Estate Corp.	66,668	608,679
Arlington Asset Investment Corp., Class A	77,363	210,427
ARMOUR Residential REIT, Inc.	138,017	1,289,079
Artisan Partners Asset Management, Inc., Class A	116,748	4,229,780
Assetmark Financial Holdings, Inc. *	35,225	981,016
Associated Capital Group, Inc., Class A	4,096	165,642
Atlanticus Holdings Corp. *	10,849	88,636
B. Riley Financial, Inc.	41,745	1,064,915
Banco Latinoamericano de Comercio Exterior, S.A., Class E	66,738	778,832
BGC Partners, Inc., Class A	657,834	1,822,200
Blackstone Mortgage Trust, Inc., Class A	296,158	7,128,523
Blucora, Inc. *	102,238	1,205,386
BrightSphere Investment Group, Inc. *	133,653	1,796,296
Broadmark Realty Capital, Inc. (a)	275,567	2,540,728
Cannae Holdings, Inc. *	181,742	6,848,039
Capstead Mortgage Corp.	205,580	1,264,317
Cherry Hill Mortgage Investment Corp.	32,626	301,138
Chimera Investment Corp.	412,002	3,703,898
Cohen & Steers, Inc.	52,479	3,158,186
Colony Credit Real Estate, Inc.	181,166	1,141,346
Cowen, Inc., Class A	57,584	948,409
Curo Group Holdings Corp.	39,396	275,378
Diamond Hill Investment Group, Inc.	6,672	760,808
Donnelley Financial Solutions, Inc. *	65,433	565,995
Dynex Capital, Inc.	47,824	738,881
Ellington Financial, Inc.	89,058	1,047,322
Ellington Residential Mortgage REIT	19,467	215,110
Encore Capital Group, Inc. *	66,853	2,442,140
Enova International, Inc. *	63,239	1,017,516
EZCORP, Inc., Class A *	104,201	596,030
Federated Hermes, Inc.	207,789	5,477,318
FirstCash, Inc.	87,374	5,036,237
Focus Financial Partners, Inc., Class A *	67,537	2,495,492
GAMCO Investors, Inc., Class A	12,035	141,893
Granite Point Mortgage Trust, Inc.	118,705	806,007
Great Ajax Corp.	44,600	384,452
Green Dot Corp., Class A *	109,526	5,551,873
Greenhill & Co., Inc.	30,198	361,772
Security	Number of Shares	Value ($)
GWG Holdings, Inc. *(a)	6,185	42,058
Hamilton Lane, Inc., Class A	47,331	3,419,191
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	151,710	5,314,401
Houlihan Lokey, Inc.	95,243	5,219,316
Invesco Mortgage Capital, Inc. (a)	356,977	1,095,919
KKR Real Estate Finance Trust, Inc.	61,676	1,026,905
Ladder Capital Corp. REIT	228,106	1,772,384
LendingClub Corp. *	148,484	775,087
Marlin Business Services Corp.	18,213	133,683
MFA Financial, Inc.	973,060	2,559,148
Moelis & Co., Class A	113,358	3,376,935
Morgan Group Holding Co. *	91	1,133
Navient Corp.	410,464	3,267,293
Nelnet, Inc., Class A	37,999	2,203,942
New York Mortgage Trust, Inc.	815,573	2,136,801
Oportun Financial Corp. *	41,866	598,684
Oppenheimer Holdings, Inc., Class A	20,082	425,538
Orchid Island Capital, Inc.	143,573	737,965
PennyMac Mortgage Investment Trust	212,568	4,006,907
Piper Sandler Cos.	37,317	2,310,295
PJT Partners, Inc., Class A	50,451	2,700,642
PRA Group, Inc. *	97,022	3,838,190
Pzena Investment Management, Inc., Class A	37,290	195,400
Ready Capital Corp.	78,474	629,362
Redwood Trust, Inc.	244,935	1,746,387
Regional Management Corp. *	18,036	273,967
Safeguard Scientifics, Inc.	39,793	226,422
Sculptor Capital Management, Inc.	39,190	487,132
Siebert Financial Corp. *	21,989	76,082
Silvercrest Asset Management Group, Inc., Class A	20,498	225,478
Stifel Financial Corp.	143,324	6,948,348
StoneX Group, Inc. *	34,956	1,834,491
SWK Holdings Corp. *	7,615	96,101
TPG RE Finance Trust, Inc.	129,339	1,122,663
Two Harbors Investment Corp.	587,305	3,189,066
Value Line, Inc.	2,468	60,836
Virtus Investment Partners, Inc.	15,792	2,146,449
Waddell & Reed Financial, Inc., Class A	137,808	2,010,619
Western Asset Mortgage Capital Corp.	106,332	224,361
Westwood Holdings Group, Inc.	17,318	196,733
WisdomTree Investments, Inc.	312,951	1,126,624
World Acceptance Corp. *	10,666	792,484
		146,363,987

Energy 2.2%
Adams Resources & Energy, Inc.	4,755	100,663
Antero Resources Corp. *	523,460	1,549,442
Arch Resources, Inc.	32,657	1,013,020
Archrock, Inc.	277,784	1,850,041
Ardmore Shipping Corp.	70,613	290,219
Aspen Aerogels, Inc. *	44,066	279,819
Berry Corp.	146,143	687,603
Bonanza Creek Energy, Inc. *	40,396	734,803
Brigham Minerals, Inc., Class A	65,371	724,311
Bristow Group, Inc. *	13,692	219,209
Cactus, Inc., Class A	102,032	2,307,964
ChampionX Corp. *	399,655	3,800,719
Clean Energy Fuels Corp. *	285,442	679,352
CNX Resources Corp. *	398,627	3,846,751
Comstock Resources, Inc. *	43,331	232,254
CONSOL Energy, Inc. *	55,112	324,059
Contango Oil & Gas Co. *	193,401	344,254
CVR Energy, Inc.	64,004	1,228,877
Delek US Holdings, Inc.	133,961	2,341,638
DHT Holdings, Inc.	240,537	1,366,250

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diamond S Shipping, Inc. *	60,010	526,888
DMC Global, Inc.	31,383	922,032
Dorian LPG Ltd. *	74,810	638,877
Dril-Quip, Inc. *	74,918	2,494,020
Earthstone Energy, Inc., Class A *	50,385	132,513
Energy Fuels, Inc. *(a)	251,988	430,899
Evolution Petroleum Corp.	57,687	151,140
Exterran Corp. *	56,144	279,036
Falcon Minerals Corp.	83,507	209,603
Frank’s International N.V. *	333,911	761,317
Frontline Ltd. (a)	252,437	2,019,496
Golar LNG Ltd.	196,361	1,472,707
Goodrich Petroleum Corp. *	18,729	139,531
Green Plains, Inc. *	72,158	933,003
Gulfport Energy Corp. *	342,824	346,252
Helix Energy Solutions Group, Inc. *	308,124	1,291,040
International Seaways, Inc.	53,021	915,673
Kosmos Energy Ltd.	869,401	1,399,736
Liberty Oilfield Services, Inc., Class A	135,709	766,756
Magnolia Oil & Gas Corp., Class A *	268,893	1,607,980
Matador Resources Co. *	237,430	2,060,892
Matrix Service Co. *	56,139	491,497
Montage Resources Corp. *	44,440	190,648
Nabors Industries Ltd.	14,894	631,655
NACCO Industries, Inc., Class A	7,792	170,177
National Energy Services Reunited Corp. *	44,545	298,006
Newpark Resources, Inc. *	187,744	354,836
NextDecade Corp. *(a)	45,447	70,443
NexTier Oilfield Solutions, Inc. *	348,824	879,036
Nordic American Tankers Ltd. (a)	311,009	1,415,091
Oceaneering International, Inc. *	214,005	1,202,708
Oil States International, Inc. *	130,637	585,254
Overseas Shipholding Group, Inc., Class A *	142,340	328,805
Ovintiv, Inc. (a)	562,402	5,449,675
Par Pacific Holdings, Inc. *	86,405	640,261
Patterson-UTI Energy, Inc.	392,962	1,522,728
PBF Energy, Inc., Class A	206,998	1,796,743
PDC Energy, Inc. *	214,456	3,058,143
Peabody Energy Corp. *	135,441	422,576
Penn Virginia Corp. *	29,324	290,601
PrimeEnergy Resources Corp. *	1,079	76,879
ProPetro Holding Corp. *	173,697	932,753
Range Resources Corp.	460,094	2,972,207
Renewable Energy Group, Inc. *	81,709	2,253,534
REX American Resources Corp. *	12,180	830,067
RPC, Inc. *	123,103	365,616
Scorpio Tankers, Inc.	110,362	1,458,986
SEACOR Holdings, Inc. *	41,385	1,203,476
Select Energy Services, Inc., Class A *	128,500	570,540
SFL Corp., Ltd.	199,504	1,657,878
SM Energy Co.	242,992	716,826
Solaris Oilfield Infrastructure, Inc., Class A	62,168	451,340
Southwestern Energy Co. *	1,166,577	2,834,782
Talos Energy, Inc. *	23,880	162,623
Tellurian, Inc. *(a)	315,137	281,039
Tidewater, Inc. *	86,319	536,904
Transocean Ltd. *	1,253,770	2,557,691
Uranium Energy Corp. *	391,259	378,856
US Silica Holdings, Inc.	160,185	565,453
W&T Offshore, Inc. *	201,111	454,511
Whiting Petroleum Corp. *(a)	195,630	152,591
World Fuel Services Corp.	134,238	3,158,620
		87,792,694

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.9%
BJ’s Wholesale Club Holdings, Inc. *	294,125	11,779,706
HF Foods Group, Inc. *(a)	76,617	678,827
Ingles Markets, Inc., Class A	30,836	1,241,149
Natural Grocers by Vitamin Cottage, Inc.	19,294	305,424
Performance Food Group Co. *	281,795	7,895,896
PriceSmart, Inc.	49,014	3,204,045
Rite Aid Corp. *	118,192	1,791,791
SpartanNash, Co.	76,403	1,606,373
The Andersons, Inc.	66,256	942,160
The Chefs’ Warehouse, Inc. *	53,439	616,152
United Natural Foods, Inc. *	114,587	2,274,552
Village Super Market, Inc., Class A	18,142	458,086
Weis Markets, Inc.	20,671	1,029,829
		33,823,990

Food, Beverage & Tobacco 1.9%
Alico, Inc.	11,041	333,217
B&G Foods, Inc. (a)	136,985	3,960,236
Bridgford Foods Corp. *	3,608	58,089
Cal-Maine Foods, Inc. *	67,915	2,984,525
Calavo Growers, Inc.	35,230	2,035,237
Celsius Holdings, Inc. *	74,040	1,086,167
Coca-Cola Consolidated, Inc.	10,077	2,313,276
Craft Brew Alliance, Inc. *	24,462	362,282
Darling Ingredients, Inc. *	345,539	9,650,904
Farmer Brothers Co. *	34,576	172,188
Fresh Del Monte Produce, Inc.	67,186	1,517,060
Freshpet, Inc. *	83,272	7,998,276
Hostess Brands, Inc. *	262,558	3,329,235
J&J Snack Foods Corp.	32,188	3,963,308
John B. Sanfilippo & Son, Inc.	18,972	1,672,761
Lancaster Colony Corp.	40,725	6,458,578
Landec Corp. *	54,529	514,754
Limoneira Co.	35,058	472,582
MGP Ingredients, Inc.	27,725	1,005,586
National Beverage Corp. *(a)	25,488	1,635,055
New Age Beverages Corp. *(a)	189,855	430,971
Primo Water Corp.	336,294	4,778,738
Sanderson Farms, Inc.	43,223	4,819,148
Seneca Foods Corp., Class A *	14,091	552,085
The Simply Good Foods Co. *	183,277	4,405,979
Tootsie Roll Industries, Inc.	34,681	1,099,388
Turning Point Brands, Inc.	21,745	714,976
Universal Corp.	52,041	2,194,049
Vector Group Ltd.	288,785	2,547,084
		73,065,734

Health Care Equipment & Services 7.3%
1Life Healthcare, Inc. *	45,980	1,361,468
Accelerate Diagnostics, Inc. *(a)	65,771	955,653
Accuray, Inc. *	195,332	435,590
AdaptHealth Corp. *	16,893	329,076
Addus HomeCare Corp. *	29,552	2,849,108
Allscripts Healthcare Solutions, Inc. *	346,716	3,120,444
Alphatec Holdings, Inc. *	95,898	476,613
American Renal Associates Holdings, Inc. *	29,498	190,262
AMN Healthcare Services, Inc. *	100,380	5,514,877
AngioDynamics, Inc. *	79,632	657,760
Antares Pharma, Inc. *	354,163	924,365
Apollo Medical Holdings, Inc. *	21,719	363,793
Apyx Medical Corp. *	72,894	327,294
Aspira Women’s Health, Inc. *(a)	101,650	454,375
AtriCure, Inc. *	83,777	3,418,939
Atrion Corp.	3,019	1,872,082
Avalon GloboCare Corp. *(a)	44,971	72,853

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Avanos Medical, Inc. *	102,232	3,135,455
AxoGen, Inc. *	78,396	891,363
Axonics Modulation Technologies, Inc. *	65,357	2,768,523
Bellerophon Therapeutics, Inc. *	7,410	95,144
Beyond Air, Inc. *(a)	28,160	174,874
BioLife Solutions, Inc. *	15,598	301,509
BioSig Technologies, Inc. *	45,666	411,907
BioTelemetry, Inc. *	72,080	3,067,725
Brookdale Senior Living, Inc. *	396,034	1,097,014
Cantel Medical Corp.	81,579	3,854,608
Cardiovascular Systems, Inc. *	74,396	2,267,590
Cerus Corp. *	346,998	2,474,096
Chembio Diagnostics, Inc. *(a)	41,983	232,166
Co-Diagnostics, Inc. *(a)	55,909	1,341,816
Community Health Systems, Inc. *	183,151	912,092
Computer Programs & Systems, Inc.	27,676	683,044
CONMED Corp.	58,286	4,810,926
CorVel Corp. *	19,115	1,519,451
Covetrus, Inc. *	210,467	4,663,949
Cross Country Healthcare, Inc. *	77,861	504,929
CryoLife, Inc. *	79,582	1,544,687
CryoPort, Inc. *	71,891	2,382,468
Cutera, Inc. *	36,100	513,703
CytoSorbents Corp. *	74,324	711,652
Electromed, Inc. *	14,954	248,087
Enzo Biochem, Inc. *	92,538	220,240
Evolent Health, Inc., Class A *	162,721	1,895,700
Exagen, Inc. *	10,253	127,650
Five Star Senior Living, Inc. *	40,592	184,288
FONAR Corp. *	13,539	333,330
Fulgent Genetics, Inc. *	20,826	548,765
GenMark Diagnostics, Inc. *	145,449	2,597,719
Glaukos Corp. *	90,851	3,970,189
Hanger, Inc. *	79,817	1,393,605
Health Catalyst, Inc. *	69,169	2,413,998
HealthEquity, Inc. *	159,492	8,223,408
HealthStream, Inc. *	55,852	1,226,231
Heska Corp. *	14,887	1,432,427
HMS Holdings Corp. *	189,417	6,156,052
ICAD, Inc. *	43,314	399,355
InfuSystem Holdings, Inc. *	31,126	380,048
Inogen, Inc. *	39,705	1,218,943
Inovalon Holdings, Inc., Class A *	157,985	3,717,387
Inspire Medical Systems, Inc. *	56,241	5,588,106
Integer Holdings Corp. *	70,134	4,612,713
IntriCon Corp. *	16,915	182,682
Invacare Corp.	71,391	502,593
iRadimed Corp. *	12,445	277,275
iRhythm Technologies, Inc. *	58,187	7,243,118
Lantheus Holdings, Inc. *	142,150	1,916,182
LeMaitre Vascular, Inc.	35,778	1,049,369
LHC Group, Inc. *	65,215	12,724,099
LivaNova plc *	104,997	4,886,560
Magellan Health, Inc. *	50,288	3,729,861
MEDNAX, Inc. *	178,161	3,559,657
Meridian Bioscience, Inc. *	90,667	2,220,435
Merit Medical Systems, Inc. *	116,318	5,201,741
Mesa Laboratories, Inc.	8,676	2,055,691
Milestone Scientific, Inc. *(a)	75,430	145,580
Misonix, Inc. *	31,096	386,523
NantHealth, Inc. *(a)	58,065	261,293
National HealthCare Corp.	27,103	1,607,750
National Research Corp.	28,816	1,647,987
Natus Medical, Inc. *	72,690	1,350,580
Nemaura Medical, Inc. *	14,458	91,664
Neogen Corp. *	113,239	8,693,358
Nevro Corp. *	72,060	9,581,098
NextGen Healthcare, Inc. *	118,490	1,732,324
NuVasive, Inc. *	110,508	6,314,427
Security	Number of Shares	Value ($)
Omnicell, Inc. *	91,308	6,418,039
Ontrak, Inc. *(a)	16,934	647,895
OptimizeRx Corp. *	31,025	439,004
Option Care Health, Inc. *	73,170	861,943
OraSure Technologies, Inc. *	134,329	2,438,071
Orthofix Medical, Inc. *	40,225	1,235,310
OrthoPediatrics Corp. *	25,752	1,086,477
Owens & Minor, Inc.	134,161	2,157,309
Patterson Cos., Inc.	181,948	4,832,539
PAVmed, Inc. *	77,257	153,741
PetIQ, Inc. *	44,366	1,618,915
Phreesia, Inc. *	61,097	1,836,576
Progyny, Inc. *	56,791	1,512,060
Pulse Biosciences, Inc. *(a)	30,026	307,766
Quotient Ltd. *	130,414	1,022,446
R1 RCM, Inc. *	229,595	3,138,564
RadNet, Inc. *	92,209	1,465,201
Repro-Med Systems, Inc. *	52,482	547,387
Retractable Technologies, Inc. *	28,557	341,827
Rockwell Medical, Inc. *(a)	148,170	254,852
Schrodinger, Inc. *	29,783	2,155,694
SeaSpine Holdings Corp. *	56,380	528,281
Select Medical Holdings Corp. *	233,465	4,445,174
Sharps Compliance Corp. *	30,750	235,238
Shockwave Medical, Inc. *	57,440	2,832,941
SI-BONE, Inc. *	54,664	934,754
Sientra, Inc. *	100,012	380,046
Silk Road Medical, Inc. *	68,240	3,170,430
Simulations Plus, Inc.	27,197	1,914,669
Soliton, Inc. *	12,645	81,434
STAAR Surgical Co. *	96,950	5,641,520
Stereotaxis, Inc. *	95,206	366,543
Surgalign Holdings, Inc. *	122,511	344,256
Surgery Partners, Inc. *	48,560	741,511
Surmodics, Inc. *	28,508	1,348,143
Tabula Rasa HealthCare, Inc. *	43,866	2,465,269
Tactile Systems Technology, Inc. *	39,498	1,618,628
Tela Bio, Inc. *	11,686	136,025
Tenet Healthcare Corp. *	224,448	5,934,405
The Ensign Group, Inc.	109,804	5,049,886
The Joint Corp. *	28,747	415,107
The Pennant Group, Inc. *	55,888	1,400,553
The Providence Service Corp. *	25,865	2,095,324
Tivity Health, Inc. *	93,420	1,225,670
TransMedics Group, Inc. *	42,622	769,753
Triple-S Management Corp., Class B *	49,627	965,741
U.S. Physical Therapy, Inc.	27,161	2,255,993
Utah Medical Products, Inc.	7,353	599,269
Vapotherm, Inc. *	41,066	2,145,288
Varex Imaging Corp. *	80,704	1,265,439
Venus Concept, Inc. *(a)	39,646	113,388
Viemed Healthcare, Inc. *	74,090	803,136
ViewRay, Inc. *	240,142	665,193
Vocera Communications, Inc. *	67,910	2,089,591
VolitionRX Ltd. *	50,583	163,383
Wright Medical Group N.V. *	276,355	8,296,177
Zynex, Inc. *(a)	35,708	682,737
		286,527,842

Household & Personal Products 0.6%
BellRing Brands, Inc., Class A *	85,886	1,706,555
Central Garden & Pet Co. *	21,026	796,044
Central Garden & Pet Co., Class A *	84,529	2,928,930
Edgewell Personal Care Co. *	117,093	3,499,910
elf Beauty, Inc. *	56,854	1,015,413
Inter Parfums, Inc.	38,328	1,567,232
Lifevantage Corp. *	29,459	378,254
Medifast, Inc.	24,285	4,058,752

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nature’s Sunshine Products, Inc. *	18,214	173,215
Oil-Dri Corp. of America	11,076	385,113
Revlon, Inc., Class A *(a)	14,442	91,273
USANA Health Sciences, Inc. *	24,941	2,024,710
Veru, Inc. *	106,971	302,728
WD-40 Co.	29,288	5,756,556
		24,684,685

Insurance 2.4%
Ambac Financial Group, Inc. *	97,974	1,254,067
American Equity Investment Life Holding Co.	195,151	4,966,593
AMERISAFE, Inc.	41,049	2,604,970
Argo Group International Holdings Ltd.	69,567	2,331,190
Benefytt Technologies, Inc. *	22,455	694,309
BRP Group, Inc., Class A *	42,845	747,645
Citizens, Inc. *	107,403	616,493
CNO Financial Group, Inc.	307,906	4,649,381
Crawford & Co., Class A	34,321	251,573
Donegal Group, Inc., Class A	23,505	328,600
eHealth, Inc. *	54,813	3,789,771
Employers Holdings, Inc.	63,882	2,077,443
Enstar Group Ltd. *	25,871	4,345,034
FBL Financial Group, Inc., Class A	20,877	726,102
FedNat Holding Co.	26,577	248,761
Genworth Financial, Inc., Class A *	1,087,498	2,218,496
Global Indemnity Ltd.	17,487	399,578
Goosehead Insurance, Inc., Class A *	27,640	2,856,041
Greenlight Capital Re Ltd., Class A *	61,932	400,081
HCI Group, Inc.	13,090	584,076
Heritage Insurance Holdings, Inc.	54,001	640,992
Horace Mann Educators Corp.	88,957	3,343,004
Independence Holding Co.	9,712	321,079
Investors Title Co.	2,783	320,268
James River Group Holdings Ltd.	64,058	2,967,167
Kinsale Capital Group, Inc.	44,768	8,725,283
MBIA, Inc. *	149,828	1,200,122
National General Holdings Corp.	146,325	4,973,587
National Western Life Group, Inc., Class A	5,530	1,077,189
NI Holdings, Inc. *	19,067	314,224
Palomar Holdings, Inc. *	41,459	3,786,865
ProAssurance Corp.	115,752	1,701,554
ProSight Global, Inc. *	18,794	147,721
Protective Insurance Corp., Class B	19,116	244,685
RLI Corp.	85,150	7,504,269
Safety Insurance Group, Inc.	31,453	2,380,048
Selective Insurance Group, Inc.	127,170	6,910,418
State Auto Financial Corp.	38,177	592,125
Stewart Information Services Corp.	49,942	2,095,067
Third Point Reinsurance Ltd. *	173,581	1,352,196
Tiptree, Inc.	53,210	268,710
Trupanion, Inc. *	63,809	3,226,821
United Fire Group, Inc.	45,413	1,152,128
United Insurance Holdings Corp.	43,428	321,367
Universal Insurance Holdings, Inc.	60,638	1,061,771
Vericity, Inc.	3,971	33,356
Watford Holdings Ltd. *	36,792	603,757
		93,355,977

Materials 4.1%
Advanced Emissions Solutions, Inc.	34,706	144,377
AdvanSix, Inc. *	58,853	732,720
AgroFresh Solutions, Inc. *	63,989	156,133
Alcoa Corp. *	402,943	5,238,259
Allegheny Technologies, Inc. *	271,956	2,363,298
American Vanguard Corp.	62,143	836,445
Amyris, Inc. *(a)	151,372	647,872
Security	Number of Shares	Value ($)
Arconic Corp. *	213,850	3,483,617
Avient Corp.	195,956	4,683,348
Balchem Corp.	69,203	6,938,293
Boise Cascade Co.	84,011	3,914,072
Caledonia Mining Corp. plc	24,036	551,145
Carpenter Technology Corp.	101,316	2,265,426
Century Aluminum Co. *	107,178	933,520
Chase Corp.	15,755	1,584,323
Clearwater Paper Corp. *	34,665	1,279,832
Cleveland-Cliffs, Inc.	845,862	4,381,565
Coeur Mining, Inc. *	520,605	4,128,398
Commercial Metals Co.	255,946	5,292,963
Compass Minerals International, Inc.	73,202	3,728,910
Domtar Corp.	117,729	2,471,132
Ferro Corp. *	175,249	2,048,661
Ferroglobe Representation & Warranty Insurance *(b)	108,500	—
Forterra, Inc. *	41,092	533,785
FutureFuel Corp.	55,983	737,856
GCP Applied Technologies, Inc. *	104,504	2,384,781
Gold Resource Corp.	140,746	617,875
Greif, Inc., Class A	54,972	1,912,476
Greif, Inc., Class B	12,937	508,295
H.B. Fuller Co.	110,841	5,025,531
Hawkins, Inc.	20,599	1,061,466
Haynes International, Inc.	26,553	487,513
Hecla Mining Co.	1,121,652	6,191,519
Ingevity Corp. *	89,176	5,215,012
Innospec, Inc.	52,607	3,954,468
Intrepid Potash, Inc. *	204,632	185,417
Kaiser Aluminum Corp.	33,910	2,100,725
Koppers Holdings, Inc. *	44,363	1,116,617
Kraton Corp. *	66,743	877,670
Kronos Worldwide, Inc.	47,591	534,923
Livent Corp. *	313,865	1,967,934
Louisiana-Pacific Corp.	242,575	7,682,350
Marrone Bio Innovations, Inc. *	144,843	160,776
Materion Corp.	43,721	2,510,460
Minerals Technologies, Inc.	73,430	3,442,398
Myers Industries, Inc.	77,157	1,161,984
Neenah, Inc.	36,218	1,615,685
Novagold Resources, Inc. *	511,172	4,661,889
O-I Glass, Inc. *	336,893	3,517,163
Olympic Steel, Inc.	19,559	206,934
Orion Engineered Carbons S.A.	129,915	1,325,133
P.H. Glatfelter Co.	94,629	1,507,440
PQ Group Holdings, Inc. *	82,655	1,014,177
Quaker Chemical Corp.	28,559	5,540,446
Ranpak Holdings Corp. *	62,384	509,677
Rayonier Advanced Materials, Inc.	133,422	388,258
Ryerson Holding Corp. *	34,841	196,155
Schnitzer Steel Industries, Inc., Class A	55,893	1,028,431
Schweitzer-Mauduit International, Inc.	67,006	2,179,705
Sensient Technologies Corp.	91,234	4,763,327
Stepan Co.	46,347	5,061,092
Summit Materials, Inc., Class A *	253,487	3,731,329
SunCoke Energy, Inc.	178,854	570,544
TimkenSteel Corp. *	96,779	355,179
Trecora Resources *	51,951	298,718
Tredegar Corp.	56,307	894,155
Trinseo S.A.	81,874	1,776,666
Tronox Holdings plc, Class A *	191,485	1,459,116
UFP Technologies, Inc. *	14,795	638,256
United States Lime & Minerals, Inc.	4,265	384,746
United States Steel Corp. (a)	471,250	3,138,525
US Concrete, Inc. *	33,919	841,870
Verso Corp., Class A	75,784	925,323

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Warrior Met Coal, Inc.	109,824	1,748,398
Worthington Industries, Inc.	79,939	2,991,317
		161,445,794

Media & Entertainment 1.5%
AMC Entertainment Holdings, Inc., Class A (a)	111,235	449,389
AMC Networks, Inc., Class A *	82,913	1,915,290
Boston Omaha Corp., Class A *	24,411	388,135
Cardlytics, Inc. *	55,588	3,692,155
Cargurus, Inc. *	185,080	5,346,961
Cars.com, Inc. *	145,801	1,183,904
Central European Media Enterprises Ltd., Class A *	188,963	752,073
Cinemark Holdings, Inc.	229,503	2,715,021
comScore, Inc. *	125,921	377,763
Daily Journal Corp. *	2,411	684,724
DHI Group, Inc. *	106,368	265,920
Emerald Holding, Inc.	53,276	144,911
Entercom Communications Corp., Class A	251,636	352,290
Entravision Communications Corp., Class A	124,684	164,583
Eros International plc *(a)	155,216	440,814
Eventbrite, Inc., Class A *	136,894	1,166,337
EverQuote, Inc., Class A *	30,305	1,650,107
Fluent, Inc. *	88,752	161,529
Gaia, Inc. *	25,331	232,539
Gannett Co., Inc.	283,390	419,417
Glu Mobile, Inc. *	277,669	2,621,195
Gray Television, Inc. *	192,406	2,759,102
Hemisphere Media Group, Inc. *	35,321	310,825
IHeartMedia, Inc., Class A *	129,048	1,078,841
IMAX Corp. *	106,713	1,204,790
Liberty Media Corp. - Liberty Braves, Class A *	21,501	406,584
Liberty Media Corp. - Liberty Braves, Class C *	78,022	1,455,110
Liberty TripAdvisor Holdings, Inc., Class A *	152,640	378,547
LiveXLive Media, Inc. *	64,674	195,962
Loral Space & Communications, Inc.	27,316	496,332
Meredith Corp.	85,526	1,228,153
MSG Networks, Inc., Class A *	86,000	819,580
National CineMedia, Inc.	132,754	327,902
QuinStreet, Inc. *	102,286	1,194,189
Saga Communications, Inc., Class A	8,051	188,232
Scholastic Corp.	62,579	1,497,516
Sinclair Broadcast Group, Inc., Class A	110,736	2,281,162
TechTarget, Inc. *	50,333	1,826,585
TEGNA, Inc.	471,040	5,548,851
The E.W. Scripps Co., Class A	120,843	1,375,193
The Marcus Corp.	48,422	668,708
The Meet Group, Inc. *	146,240	911,075
Tribune Publishing Co.	33,688	328,458
TrueCar, Inc. *	229,806	864,071
WideOpenWest, Inc. *	112,877	616,308
Yelp, Inc. *	150,437	3,757,916
		56,845,049

Pharmaceuticals, Biotechnology & Life Sciences 12.7%
89bio, Inc. *	6,258	190,118
Abeona Therapeutics, Inc. *	128,511	366,256
AcelRx Pharmaceuticals, Inc. *(a)	177,178	193,124
ADMA Biologics, Inc. *	129,849	463,561
Aduro Biotech, Inc. *	139,339	392,936
Adverum Biotechnologies, Inc. *	156,451	2,623,683
Aeglea BioTherapeutics, Inc. *	90,512	620,007
Security	Number of Shares	Value ($)
Aerie Pharmaceuticals, Inc. *	79,096	914,350
Affimed N.V. *	156,665	553,027
Agenus, Inc. *	298,481	907,382
Agile Therapeutics, Inc. *	146,352	365,880
Aimmune Therapeutics, Inc. *	98,698	1,303,801
Akcea Therapeutics, Inc. *	35,478	384,582
Akebia Therapeutics, Inc. *	279,603	3,123,166
Akero Therapeutics, Inc. *	24,112	846,572
Albireo Pharma, Inc. *	28,681	810,525
Alector, Inc. *	99,839	1,564,477
Allakos, Inc. *	52,368	3,931,266
Allogene Therapeutics, Inc. *	103,966	3,812,433
AMAG Pharmaceuticals, Inc. *	66,485	635,264
Amicus Therapeutics, Inc. *	546,655	7,899,165
Amneal Pharmaceuticals, Inc. *	213,773	925,637
Amphastar Pharmaceuticals, Inc. *	76,299	1,527,506
AnaptysBio, Inc. *	46,174	829,285
Anavex Life Sciences Corp. *(a)	110,310	465,508
ANI Pharmaceuticals, Inc. *	20,362	602,919
Anika Therapeutics, Inc. *	30,117	1,096,259
Apellis Pharmaceuticals, Inc. *	128,600	3,329,454
Applied Genetic Technologies Corp. *	50,309	265,632
Applied Therapeutics, Inc. *	28,758	741,956
Aprea Therapeutics, Inc. *	15,498	425,110
Aptinyx, Inc. *	52,911	199,474
Aquestive Therapeutics, Inc. *(a)	42,831	225,291
Aravive, Inc. *	26,214	154,400
Arcturus Therapeutics Holding *	28,112	1,468,290
Arcus Biosciences, Inc. *	70,292	1,383,347
Arcutis Biotherapeutics, Inc. *(a)	20,426	545,374
Ardelyx, Inc. *	157,498	889,864
Arena Pharmaceuticals, Inc. *	121,071	7,432,549
Arrowhead Pharmaceuticals, Inc. *	215,470	9,280,293
Arvinas, Inc. *	62,620	1,972,530
Assembly Biosciences, Inc. *	65,459	1,453,190
Atara Biotherapeutics, Inc. *	122,773	1,521,158
Athenex, Inc. *	156,877	1,664,465
Athersys, Inc. *(a)	373,904	957,194
Atreca, Inc. Class A *	45,865	593,952
Avenue Therapeutics, Inc. *	14,314	145,001
AVEO Pharmaceuticals, Inc. *	29,347	125,018
Avid Bioservices, Inc. *	122,049	905,604
Avrobio, Inc. *	66,585	1,128,616
Axcella Health, Inc. *	20,711	92,992
Axsome Therapeutics, Inc. *	59,428	4,238,999
Aytu BioScience, Inc. *(a)	49,328	68,566
Beam Therapeutics, Inc. *	26,711	516,591
Beyondspring, Inc. *	29,211	322,197
BioCryst Pharmaceuticals, Inc. *	329,000	1,339,030
BioDelivery Sciences International, Inc. *	191,429	802,088
Biohaven Pharmaceutical Holding Co., Ltd. *	101,377	6,492,183
BioSpecifics Technologies Corp. *	13,479	844,594
Bioxcel Therapeutics, Inc. *	22,816	1,034,934
Black Diamond Therapeutics, Inc. *	26,489	736,924
Blueprint Medicines Corp. *	116,416	8,519,323
BrainStorm Cell Therapeutics, Inc. *	57,494	779,044
Bridgebio Pharma, Inc. *	156,220	4,396,031
Cabaletta Bio, Inc. *	27,803	317,788
Calithera Biosciences, Inc. *	141,791	666,418
Calyxt, Inc. *	22,977	101,329
Cara Therapeutics, Inc. *	87,964	1,446,128
CareDx, Inc. *	91,975	3,067,366
CASI Pharmaceuticals, Inc. *	116,133	224,137
Cassava Sciences, Inc. *	49,937	158,300
Castle Biosciences, Inc. *	22,105	855,906
Catabasis Pharmaceuticals, Inc. *	38,952	225,143
Catalyst Biosciences, Inc. *	37,619	192,233
Catalyst Pharmaceuticals, Inc. *	209,365	900,270

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CEL-SCI Corp. *(a)	71,112	889,611
Cellular Biomedicine Group, Inc. *	26,835	353,417
Centogene N.V. *	8,792	111,658
Cerecor, Inc. *	62,069	169,448
Champions Oncology, Inc. *	15,491	135,391
Checkpoint Therapeutics, Inc. *	88,073	198,164
ChemoCentryx, Inc. *	95,561	5,037,020
Chiasma, Inc. *	78,934	344,942
Chimerix, Inc. *	105,781	328,979
ChromaDex Corp. *	87,916	444,855
Cidara Therapeutics, Inc. *	71,983	262,738
Clovis Oncology, Inc. *(a)	155,892	902,615
Codexis, Inc. *	115,522	1,366,625
Cohbar, Inc. *	52,717	78,548
Coherus Biosciences, Inc. *	124,031	2,181,705
Collegium Pharmaceutical, Inc. *	73,998	1,167,688
Concert Pharmaceuticals, Inc. *	61,641	571,412
Constellation Pharmaceuticals, Inc. *	57,678	1,550,961
ContraFect Corp. *	29,047	161,501
Corbus Pharmaceuticals Holdings, Inc. *	140,772	882,640
Corcept Therapeutics, Inc. *	206,230	3,083,139
CorMedix, Inc. *(a)	53,659	238,783
Cortexyme, Inc. *	33,966	1,353,545
Crinetics Pharmaceuticals, Inc. *	58,338	809,731
Cue Biopharma, Inc. *	59,836	1,131,499
Cyclerion Therapeutics, Inc. *	49,126	187,661
Cymabay Therapeutics, Inc. *	148,258	526,316
Cytokinetics, Inc. *	120,185	2,598,400
CytomX Therapeutics, Inc. *	95,525	669,630
Deciphera Pharmaceuticals, Inc. *	80,134	3,715,814
Denali Therapeutics, Inc. *	135,351	3,169,920
Dermtech, Inc. *	17,455	184,848
Dicerna Pharmaceuticals, Inc. *	139,796	3,005,614
Durect Corp. *	426,173	835,299
Dyadic International, Inc. *(a)	41,580	360,914
Dynavax Technologies Corp. *	193,125	1,566,244
Eagle Pharmaceuticals, Inc. *	23,535	1,091,789
Editas Medicine, Inc. *	119,327	3,503,441
Eidos Therapeutics, Inc. *	23,587	945,839
Eiger BioPharmaceuticals, Inc. *	48,976	492,209
Eloxx Pharmaceuticals, Inc. *	59,140	165,001
Emergent BioSolutions, Inc. *	95,799	10,656,681
Enanta Pharmaceuticals, Inc. *	40,747	1,868,250
Endo International plc *	483,745	1,683,433
Enochian Biosciences, Inc. *(a)	29,338	112,951
Epizyme, Inc. *	191,357	2,648,381
Esperion Therapeutics, Inc. *(a)	55,558	2,090,648
Eton Pharmaceuticals, Inc. *(a)	31,722	211,903
Evelo Biosciences, Inc. *(a)	29,924	114,010
Evofem Biosciences, Inc. *	101,092	302,265
Evolus, Inc. *(a)	46,888	152,855
Exicure, Inc. *	127,823	286,324
Fate Therapeutics, Inc. *	134,179	4,195,777
Fennec Pharmaceuticals, Inc. *	46,584	393,402
FibroGen, Inc. *	178,637	7,229,439
Five Prime Therapeutics, Inc. *	57,715	340,519
Flexion Therapeutics, Inc. *	73,869	1,002,402
Fluidigm Corp. *	152,083	1,070,664
Fortress Biotech, Inc. *	125,213	347,466
Frequency Therapeutics, Inc. *(a)	60,866	1,286,707
Fulcrum Therapeutics, Inc. *	26,769	424,824
G1 Therapeutics, Inc. *	73,508	1,078,362
Galectin Therapeutics, Inc. *(a)	77,488	202,244
Galera Therapeutics, Inc. *	18,833	131,078
Genprex, Inc. *(a)	61,485	207,204
Geron Corp. *	393,653	625,908
GlycoMimetics, Inc. *	72,245	284,645
Gossamer Bio, Inc. *	105,831	1,261,506
Gritstone Oncology, Inc. *	64,097	205,431
Security	Number of Shares	Value ($)
Halozyme Therapeutics, Inc. *	291,976	7,938,827
Harpoon Therapeutics, Inc. *	22,807	251,105
Harrow Health, Inc. *	48,205	264,163
Harvard Bioscience, Inc. *	81,212	252,569
Heron Therapeutics, Inc. *	188,222	3,066,136
Homology Medicines, Inc. *	73,285	963,698
Hookipa Pharma, Inc. *	26,791	258,801
iBio, Inc. *(a)	103,618	460,064
Ideaya Biosciences, Inc. *	25,923	326,889
IGM Biosciences, Inc. *	15,296	768,777
IMARA, Inc. *	10,654	215,104
Immunic, Inc. *	7,415	127,538
ImmunoGen, Inc. *	367,201	1,509,196
Immunovant, Inc. *	41,198	931,487
Innoviva, Inc. *	135,567	1,836,255
Inovio Pharmaceuticals, Inc. *(a)	309,441	6,015,533
Insmed, Inc. *	217,461	5,680,081
Intellia Therapeutics, Inc. *	93,734	1,669,403
Intercept Pharmaceuticals, Inc. *	55,571	2,536,260
Intersect ENT, Inc. *	70,088	1,204,813
Intra-Cellular Therapies, Inc. *	117,858	2,336,535
Invitae Corp. *	248,203	7,247,528
Ironwood Pharmaceuticals, Inc. *	342,994	3,145,255
IVERIC bio, Inc. *	97,247	389,961
Jounce Therapeutics, Inc. *	37,163	170,207
Kadmon Holdings, Inc. *	346,681	1,268,852
Kala Pharmaceuticals, Inc. *	85,319	746,541
Kaleido Biosciences, Inc. *(a)	21,346	127,436
KalVista Pharmaceuticals, Inc. *	29,421	289,208
Karuna Therapeutics, Inc. *	33,272	2,721,650
Karyopharm Therapeutics, Inc. *	150,385	2,413,679
Keros Therapeutics, Inc. *	15,030	482,463
Kezar Life Sciences, Inc. *	55,689	243,361
Kindred Biosciences, Inc. *	77,623	255,380
Kiniksa Pharmaceuticals Ltd., Class A *	40,991	800,144
Kodiak Sciences, Inc. *	61,910	2,868,290
Krystal Biotech, Inc. *	25,768	1,063,961
Kura Oncology, Inc. *	113,433	1,864,839
La Jolla Pharmaceutical Co. *(a)	38,945	155,001
Lannett Co., Inc. *	69,224	411,883
Lexicon Pharmaceuticals, Inc. *(a)	90,397	175,370
Ligand Pharmaceuticals, Inc. *	31,004	3,633,049
Liquidia Technologies, Inc. *	43,860	242,546
LogicBio Therapeutics, Inc. *	25,920	203,213
Luminex Corp.	91,172	3,318,661
Lyra Therapeutics, Inc. *	8,857	118,684
MacroGenics, Inc. *	102,790	2,610,866
Madrigal Pharmaceuticals, Inc. *	18,700	1,918,807
Magenta Therapeutics, Inc. *	36,511	256,307
Mallinckrodt plc *(a)	182,616	407,234
MannKind Corp. *	459,190	716,336
Marinus Pharmaceuticals, Inc. *	182,578	306,731
Marker Therapeutics, Inc. *(a)	65,513	131,681
MediciNova, Inc. *(a)	88,909	553,014
Medpace Holdings, Inc. *	58,567	6,989,971
MEI Pharma, Inc. *	222,723	618,056
MeiraGTx Holdings plc *	44,256	574,885
Menlo Therapeutics, Inc. *	229,596	369,650
Mersana Therapeutics, Inc. *	98,020	1,948,638
Minerva Neurosciences, Inc. *	70,282	244,933
Mirati Therapeutics, Inc. *	78,885	9,569,539
Mirum Pharmaceuticals, Inc. *(a)	11,078	244,602
Molecular Templates, Inc. *	52,258	573,270
Momenta Pharmaceuticals, Inc. *	253,413	7,473,149
Morphic Holding, Inc. *	29,525	664,608
Mustang Bio, Inc. *	63,812	196,541
MyoKardia, Inc. *	106,664	9,613,626
Myriad Genetics, Inc. *	152,280	1,838,020
NanoString Technologies, Inc. *	81,130	2,929,604

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NantKwest, Inc. *(a)	61,983	692,970
Natera, Inc. *	149,989	7,202,472
NeoGenomics, Inc. *	222,318	8,499,217
Neoleukin Therapeutics, Inc. *	64,013	619,646
Neubase Therapeutics, Inc. *	37,238	276,865
NeuroBo Pharmaceuticals, Inc. *(a)	9,221	59,107
NextCure, Inc. *	35,523	316,865
NGM Biopharmaceuticals, Inc. *	50,584	925,181
Novavax, Inc. *	125,210	17,917,551
Nymox Pharmaceutical Corp. *(a)	84,937	273,497
Ocular Therapeutix, Inc. *	110,534	866,587
Odonate Therapeutics, Inc. *	28,170	1,024,543
Omeros Corp. *(a)	113,223	1,452,651
Oncocyte Corp. *	93,225	125,854
OPKO Health, Inc. *	855,155	4,404,048
Optinose, Inc. *	66,486	338,746
Organogenesis Holdings, Inc. *	43,636	160,581
Orgenesis, Inc. *(a)	38,955	215,032
ORIC Pharmaceuticals, Inc. *(a)	18,788	377,075
Osmotica Pharmaceuticals plc *	25,694	137,463
Ovid therapeutics, Inc. *	92,295	595,303
Oyster Point Pharma, Inc. *	10,826	242,178
Pacific Biosciences of California, Inc. *	313,448	1,169,161
Pacira BioSciences, Inc. *	88,711	4,667,086
Paratek Pharmaceuticals, Inc. *	87,947	384,328
Passage Bio, Inc. *	29,285	458,017
PDL BioPharma, Inc. *	245,089	779,383
Personalis, Inc. *	42,109	733,118
Pfenex, Inc. *	74,323	526,950
PhaseBio Pharmaceuticals, Inc. *	32,407	129,628
Phathom Pharmaceuticals, Inc. *	23,328	775,889
Phibro Animal Health Corp., Class A	44,090	1,022,668
Pieris Pharmaceuticals, Inc. *	106,944	274,846
Precigen, Inc. *(a)	142,767	601,049
Precision BioSciences, Inc. *	98,457	626,187
Prestige Consumer Healthcare, Inc. *	108,255	4,026,003
Prevail Therapeutics, Inc. *	30,880	462,274
Principia Biopharma, Inc. *	63,171	5,281,096
Protagonist Therapeutics, Inc. *	48,692	765,925
Protara Therapeutics, Inc. *	4,343	108,314
Prothena Corp. plc *	66,344	812,051
Provention Bio, Inc. *	91,334	948,960
PTC Therapeutics, Inc. *	132,771	6,151,280
Puma Biotechnology, Inc. *	65,456	674,851
Quanterix Corp. *	40,817	1,318,797
Radius Health, Inc. *	96,606	1,212,405
Rapt Therapeutics, Inc. *(a)	23,648	510,797
Recro Pharma, Inc. *	43,109	176,316
REGENXBIO, Inc. *	73,097	2,419,511
Relmada Therapeutics, Inc. *	30,300	1,102,011
Replimune Group, Inc. *	37,103	740,947
Retrophin, Inc. *	88,727	1,763,893
Revance Therapeutics, Inc. *	121,802	2,859,911
REVOLUTION Medicines, Inc. *	31,601	762,216
Rhythm Pharmaceuticals, Inc. *	72,574	1,394,872
Rigel Pharmaceuticals, Inc. *	360,472	829,086
Rocket Pharmaceuticals, Inc. *	72,892	1,715,149
Rubius Therapeutics, Inc. *	77,264	379,366
Sangamo Therapeutics, Inc. *	247,257	2,677,793
Satsuma Pharmaceuticals, Inc. *	19,799	467,454
Savara, Inc. *	100,055	199,109
Scholar Rock Holding Corp. *	48,967	552,837
scPharmaceuticals, Inc. *	11,548	86,610
Selecta Biosciences, Inc. *	146,180	347,908
Seres Therapeutics, Inc. *	94,756	354,387
SIGA Technologies, Inc. *	117,052	751,474
Soleno Therapeutics, Inc. *	72,057	123,938
Solid Biosciences, Inc. *(a)	53,275	140,113
Sorrento Therapeutics, Inc. *(a)	376,842	3,361,431
Security	Number of Shares	Value ($)
Spectrum Pharmaceuticals, Inc. *	248,566	743,212
Spero Therapeutics, Inc. *	31,050	363,285
SpringWorks Therapeutics, Inc. *	45,304	1,931,310
Stoke Therapeutics, Inc. *	26,326	663,152
Strongbridge Biopharma plc *	75,231	253,529
Supernus Pharmaceuticals, Inc. *	105,073	2,339,450
Sutro Biopharma, Inc. *	36,153	280,909
Syndax Pharmaceuticals, Inc. *	58,084	819,565
Syros Pharmaceuticals, Inc. *	89,507	849,421
TCR2 Therapeutics, Inc. *	35,105	588,009
TG Therapeutics, Inc. *	207,376	4,060,422
TherapeuticsMD, Inc. *(a)	509,245	942,103
Theravance Biopharma, Inc. *	98,429	1,911,491
Translate Bio, Inc. *	109,204	1,658,809
Tricida, Inc. *	61,052	816,876
Turning Point Therapeutics, Inc. *	59,819	3,543,079
Twist Bioscience Corp. *	64,303	3,603,540
Tyme Technologies, Inc. *(a)	141,257	168,096
Ultragenyx Pharmaceutical, Inc. *	121,938	9,530,674
UNITY Biotechnology, Inc. *	70,955	669,106
UroGen Pharma Ltd. *	41,796	923,274
Vanda Pharmaceuticals, Inc. *	115,921	1,168,484
Vaxart, Inc. *	95,989	901,337
VBI Vaccines, Inc. *	370,176	1,506,616
Veracyte, Inc. *	107,385	3,830,423
Verastem, Inc. *	352,681	472,593
Vericel Corp. *	97,047	1,600,305
Verrica Pharmaceuticals, Inc. *	27,075	177,612
Viela Bio, Inc. *	43,179	1,580,783
Viking Therapeutics, Inc. *	141,415	992,733
Vir Biotechnology, Inc. *	99,484	4,751,356
Voyager Therapeutics, Inc. *	55,746	617,108
vTv Therapeutics, Inc., Class A *(a)	20,946	49,223
WaVe Life Sciences Ltd. *	44,263	388,629
X4 Pharmaceuticals, Inc. *	34,674	257,281
XBiotech, Inc. *(a)	30,771	447,410
Xencor, Inc. *	119,298	3,589,677
Xeris Pharmaceuticals, Inc. *(a)	80,445	230,073
XOMA Corp. *(a)	13,117	219,054
Y-mAbs Therapeutics, Inc. *	64,124	2,252,676
Zentalis Pharmaceuticals, Inc. *	22,294	769,143
ZIOPHARM Oncology, Inc. *	451,902	1,342,149
Zogenix, Inc. *	119,543	2,843,928
		494,404,994

Real Estate 6.9%
Acadia Realty Trust	183,272	2,206,595
Agree Realty Corp.	114,505	7,668,400
Alexander & Baldwin, Inc.	155,649	1,839,771
Alexander’s, Inc.	4,619	1,163,018
Alpine Income Property Trust, Inc.	14,585	204,773
Altisource Portfolio Solutions S.A. *	9,847	132,245
American Assets Trust, Inc.	108,540	2,930,580
American Finance Trust, Inc.	235,709	1,721,854
American Realty Investors, Inc. *	2,246	20,753
Armada Hoffler Properties, Inc.	120,862	1,165,110
Bluerock Residential Growth REIT, Inc.	50,457	365,309
BRT Apartments Corp.	21,140	218,165
CareTrust REIT, Inc.	205,207	3,697,830
CatchMark Timber Trust, Inc., Class A	104,726	1,022,126
Chatham Lodging Trust	97,770	509,382
CIM Commercial Trust Corp.	23,639	241,118
City Office REIT, Inc.	101,192	875,311
Clipper Realty, Inc.	32,449	216,759
Colony Capital, Inc.	1,035,696	1,988,536
Columbia Property Trust, Inc.	244,934	2,929,411
Community Healthcare Trust, Inc.	45,101	2,062,469
CoreCivic, Inc.	255,085	2,272,807

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CorEnergy Infrastructure Trust, Inc.	30,108	263,746
CorePoint Lodging, Inc.	85,533	478,129
CTO Realty Growth, Inc.	9,754	386,649
Cushman & Wakefield plc *	238,324	2,550,067
DiamondRock Hospitality Co.	428,249	1,978,510
Diversified Healthcare Trust	511,756	1,993,290
Easterly Government Properties, Inc.	161,962	3,959,971
EastGroup Properties, Inc.	83,006	11,011,576
Essential Properties Realty Trust, Inc.	195,911	3,154,167
eXp World Holdings, Inc. *	51,366	1,020,642
Farmland Partners, Inc.	56,059	387,368
Forestar Group, Inc. *	35,378	612,393
Four Corners Property Trust, Inc.	151,028	3,805,906
Franklin Street Properties Corp.	223,621	1,174,010
Front Yard Residential Corp.	106,471	923,104
FRP Holdings, Inc. *	14,235	556,873
Getty Realty Corp.	72,847	2,158,457
Gladstone Commercial Corp.	72,484	1,319,209
Gladstone Land Corp.	40,887	657,463
Global Medical REIT, Inc.	88,514	1,052,431
Global Net Lease, Inc.	194,353	3,235,977
Griffin Industrial Realty, Inc.	5,557	273,404
Healthcare Realty Trust, Inc.	290,163	8,501,776
Hersha Hospitality Trust	72,500	345,100
Independence Realty Trust, Inc.	204,571	2,352,566
Industrial Logistics Properties Trust	138,783	2,929,709
Innovative Industrial Properties, Inc.	35,865	3,738,209
Investors Real Estate Trust	26,053	1,883,632
iStar, Inc.	158,569	1,840,986
Jernigan Capital, Inc.	47,426	664,438
Kennedy-Wilson Holdings, Inc.	262,468	3,895,025
Kite Realty Group Trust	178,538	1,762,170
Lexington Realty Trust	550,554	6,386,426
LTC Properties, Inc.	83,415	3,098,867
Mack-Cali Realty Corp.	196,047	2,826,998
Marcus & Millichap, Inc. *	50,136	1,365,705
Maui Land & Pineapple Co., Inc. *	14,430	150,216
Monmouth Real Estate Investment Corp.	203,219	2,932,450
National Health Investors, Inc.	92,288	5,721,856
National Storage Affiliates Trust	133,147	4,103,591
New Senior Investment Group, Inc.	177,272	602,725
Newmark Group, Inc., Class A	307,859	1,252,986
NexPoint Residential Trust, Inc.	46,359	1,772,305
Office Properties Income Trust	103,176	2,594,876
One Liberty Properties, Inc.	34,346	582,852
Pebblebrook Hotel Trust	280,324	2,971,434
Physicians Realty Trust	436,979	7,883,101
Piedmont Office Realty Trust, Inc., Class A	270,923	4,391,662
Plymouth Industrial REIT, Inc.	31,753	421,362
PotlatchDeltic Corp.	140,841	6,029,403
Preferred Apartment Communities, Inc., Class A	102,379	740,200
PS Business Parks, Inc.	43,256	5,967,165
QTS Realty Trust, Inc., Class A	128,973	9,279,607
Rafael Holdings, Inc., Class B *	19,702	275,237
RE/MAX Holdings, Inc., Class A	38,310	1,240,095
Realogy Holdings Corp.	245,362	2,222,980
Redfin Corp. *	206,319	8,578,744
Retail Opportunity Investments Corp.	245,520	2,668,802
Retail Properties of America, Inc., Class A	461,770	2,936,857
Retail Value, Inc.	35,316	447,101
RLJ Lodging Trust	353,380	2,830,574
RPT Realty	173,796	1,081,011
Ryman Hospitality Properties, Inc.	108,391	3,470,680
Sabra Health Care REIT, Inc.	441,687	6,510,466
Safehold, Inc.	37,305	1,881,291
Saul Centers, Inc.	25,356	778,683
Seritage Growth Properties, Class A *(a)	73,393	683,289
Service Properties Trust	351,151	2,352,712
Security	Number of Shares	Value ($)
SITE Centers Corp.	329,646	2,416,305
STAG Industrial, Inc.	321,869	10,492,929
Stratus Properties, Inc. *	12,991	248,128
Summit Hotel Properties, Inc.	222,793	1,154,068
Sunstone Hotel Investors, Inc.	461,339	3,450,816
Tanger Factory Outlet Centers, Inc. (a)	195,226	1,255,303
Tejon Ranch Co. *	45,559	653,772
Terreno Realty Corp.	143,172	8,699,131
The GEO Group, Inc.	253,933	2,699,308
The Macerich Co. (a)	303,926	2,318,955
The RMR Group, Inc., Class A	32,717	940,941
The St. Joe Co. *	70,913	1,461,517
Transcontinental Realty Investors, Inc. *	2,895	68,033
UMH Properties, Inc.	78,971	971,343
Uniti Group, Inc.	415,574	4,114,183
Universal Health Realty Income Trust	27,675	1,925,627
Urban Edge Properties	250,140	2,621,467
Urstadt Biddle Properties, Inc., Class A	63,701	624,907
Washington Real Estate Investment Trust	177,110	3,960,180
Whitestone REIT	85,767	566,062
Xenia Hotels & Resorts, Inc.	241,614	1,923,247
		267,919,806

Retailing 3.7%
1-800-Flowers.com, Inc., Class A *	53,642	1,515,386
Aaron’s, Inc.	144,965	7,564,274
Abercrombie & Fitch Co., Class A	132,834	1,279,191
America’s Car-Mart, Inc. *	13,135	1,249,927
American Eagle Outfitters, Inc.	323,669	3,236,690
Asbury Automotive Group, Inc. *	41,444	4,150,617
At Home Group, Inc. *	102,593	1,274,205
Bed Bath & Beyond, Inc. (a)	272,965	2,953,481
Big Lots, Inc.	84,212	3,312,900
Boot Barn Holdings, Inc. *	61,584	1,192,266
Caleres, Inc.	83,141	524,620
Camping World Holdings, Inc., Class A	70,505	2,581,893
CarParts.com, Inc. *	45,430	624,435
Chico’s FAS, Inc.	261,071	331,560
Citi Trends, Inc.	23,504	404,739
Conn’s, Inc. *	38,216	380,631
Core-Mark Holding Co., Inc.	95,745	2,539,157
Designer Brands, Inc., Class A	130,960	773,974
Dillard’s, Inc., Class A (a)	16,249	382,664
Duluth Holdings, Inc., Class B *(a)	22,416	165,654
Envela Corp. *	16,555	70,028
Express, Inc. *	142,249	143,671
Funko, Inc., Class A *	51,749	286,689
GameStop Corp., Class A *(a)	123,260	494,273
Genesco, Inc. *	30,686	477,167
Greenlane Holdings, Inc., Class A *	21,662	83,615
Group 1 Automotive, Inc.	37,450	3,146,549
Groupon, Inc. *	49,547	760,546
GrowGeneration Corp. *	61,845	521,972
Guess?, Inc.	94,137	973,377
Haverty Furniture Cos., Inc.	36,285	515,973
Hibbett Sports, Inc. *	35,550	824,405
Hudson Ltd., Class A *	85,046	372,501
Lands’ End, Inc. *	25,427	219,181
Liquidity Services, Inc. *	60,095	309,489
Lithia Motors, Inc., Class A	47,363	10,853,231
Lumber Liquidators Holdings, Inc. *	61,636	1,375,716
Macy’s, Inc. (a)	671,142	4,067,121
Magnite, Inc. *	222,129	1,333,885
MarineMax, Inc. *	44,402	1,231,711
Monro, Inc.	70,921	3,992,852
Murphy USA, Inc. *	59,194	7,837,878
National Vision Holdings, Inc. *	172,606	5,521,666
OneWater Marine, Inc., Class A *	10,036	250,900

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Overstock.com, Inc. *	86,325	6,525,307
PetMed Express, Inc. (a)	42,203	1,316,734
Quotient Technology, Inc. *	183,266	1,467,961
Rent-A-Center, Inc.	104,211	3,013,782
RH *	35,962	10,336,558
Sally Beauty Holdings, Inc. *	242,276	2,812,824
Shoe Carnival, Inc.	20,269	497,604
Shutterstock, Inc.	41,709	2,266,467
Signet Jewelers Ltd.	112,436	1,207,563
Sleep Number Corp. *	58,115	2,702,347
Sonic Automotive, Inc., Class A	50,984	1,943,510
Sportsman’s Warehouse Holdings, Inc. *	92,208	1,483,627
Stamps.com, Inc. *	35,537	9,249,570
Stitch Fix, Inc., Class A *(a)	120,610	2,671,511
The Buckle, Inc.	62,467	1,001,346
The Cato Corp., Class A	44,994	323,507
The Children’s Place, Inc.	30,490	744,261
The Container Store Group, Inc. *	32,932	113,615
The Michaels Cos., Inc. *	160,621	1,153,259
The ODP Corp.	112,596	2,484,994
The RealReal Inc *	133,350	1,818,894
Tilly’s, Inc., Class A	47,252	283,985
Urban Outfitters, Inc. *	147,863	2,445,654
Waitr Holdings, Inc. *	163,734	874,340
Weyco Group, Inc.	12,841	236,531
Winmark Corp.	6,345	1,008,728
Zumiez, Inc. *	45,102	1,041,856
		143,128,995

Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc. *	81,620	6,004,783
Alpha & Omega Semiconductor Ltd. *	43,563	474,401
Ambarella, Inc. *	70,973	3,213,657
Amkor Technology, Inc. *	215,210	2,925,780
Atomera, Inc. *(a)	30,899	328,765
Axcelis Technologies, Inc. *	70,436	2,072,227
AXT, Inc. *	84,737	405,890
Brooks Automation, Inc.	156,231	8,506,778
Cabot Microelectronics Corp.	62,444	9,411,560
CEVA, Inc. *	46,362	1,863,752
Cohu, Inc.	88,812	1,672,330
CyberOptics Corp. *	15,148	596,074
Diodes, Inc. *	91,126	4,688,433
DSP Group, Inc. *	46,988	697,772
FormFactor, Inc. *	163,958	4,728,549
GSI Technology, Inc. *	34,625	198,055
Ichor Holdings Ltd. *	47,517	1,559,508
Impinj, Inc. *	36,372	858,379
Lattice Semiconductor Corp. *	288,597	8,972,481
MACOM Technology Solutions Holdings, Inc. *	100,930	4,265,302
MaxLinear, Inc. *	143,692	3,642,592
NeoPhotonics Corp. *	104,040	947,804
NVE Corp.	10,102	547,932
Onto Innovation, Inc. *	101,857	3,852,232
PDF Solutions, Inc. *	62,305	1,531,457
Photronics, Inc. *	136,570	1,622,452
Pixelworks, Inc. *	81,736	260,738
Power Integrations, Inc.	63,276	7,721,570
Rambus, Inc. *	243,349	3,591,831
Semtech Corp. *	138,590	7,723,621
Silicon Laboratories, Inc. *	93,056	9,353,058
SiTime Corp. *	10,858	577,103
SMART Global Holdings, Inc. *	30,492	850,422
SunPower Corp. *	164,951	1,538,993
Synaptics, Inc. *	73,047	5,845,221
Security	Number of Shares	Value ($)
Ultra Clean Holdings, Inc. *	84,840	2,552,836
Veeco Instruments, Inc. *	104,864	1,417,761
		117,022,099

Software & Services 7.7%
8x8, Inc. *	218,315	3,471,208
A10 Networks, Inc. *	132,935	1,074,115
ACI Worldwide, Inc. *	246,374	6,600,359
Agilysys, Inc. *	39,128	820,123
Alarm.com Holdings, Inc. *	97,378	6,820,355
Altair Engineering, Inc., Class A *	90,114	3,631,594
American Software, Inc., Class A	64,455	1,061,574
Appfolio, Inc., Class A *	34,336	4,780,258
Appian Corp. *(a)	70,563	3,589,540
Asure Software, Inc. *	28,849	186,076
Avaya Holdings Corp. *	198,361	2,511,250
Benefitfocus, Inc. *	61,642	721,828
Blackbaud, Inc.	106,233	6,643,812
Blackline, Inc. *	107,894	9,592,856
Bottomline Technologies (DE), Inc. *	93,029	4,489,580
Box, Inc., Class A *	317,222	5,694,135
Brightcove, Inc. *	84,612	895,195
Cardtronics plc, Class A *	77,068	1,720,928
Cass Information Systems, Inc.	30,668	1,098,834
Cerence, Inc. *	78,771	3,124,058
ChannelAdvisor Corp. *	58,765	1,197,043
Cloudera, Inc. *	439,331	4,951,260
CommVault Systems, Inc. *	89,699	3,953,932
Conduent, Inc. *	355,529	679,060
Cornerstone OnDemand, Inc. *	129,852	4,611,045
CSG Systems International, Inc.	70,097	2,953,187
Digimarc Corp. *	26,262	369,244
Digital Turbine, Inc. *	176,300	2,447,044
Domo, Inc., Class B *	54,575	1,756,224
Ebix, Inc.	56,826	1,253,297
eGain Corp. *	45,319	449,111
Endurance International Group Holdings, Inc. *	142,512	808,043
Envestnet, Inc. *	114,192	9,272,390
EVERTEC, Inc.	129,349	4,016,286
Evo Payments, Inc., Class A *	87,194	1,978,432
ExlService Holdings, Inc. *	72,224	4,626,669
Forescout Technologies, Inc. *	103,275	2,993,942
GlobalSCAPE, Inc.	30,709	292,657
GreenSky, Inc., Class A *	133,876	755,730
Grid Dynamics Holdings, Inc. *	46,785	312,524
GTT Communications, Inc. *(a)	68,669	432,615
GTY Technology Holdings, Inc. *	95,320	309,790
I3 Verticals, Inc., Class A *	31,864	770,472
Information Services Group, Inc. *	74,878	153,500
Intelligent Systems Corp. *	15,485	469,505
International Money Express, Inc. *	28,554	384,908
j2 Global, Inc. *	99,491	5,643,130
KBR, Inc.	306,374	6,813,758
Limelight Networks, Inc. *	250,419	1,570,127
LivePerson, Inc. *	130,728	5,618,689
LiveRamp Holdings, Inc. *	141,029	6,426,692
Majesco *	15,678	204,598
ManTech International Corp., Class A	58,318	4,057,766
MAXIMUS, Inc.	131,412	9,752,085
MicroStrategy, Inc., Class A *	16,828	2,085,326
Mimecast Ltd *	121,190	5,687,447
Mitek Systems, Inc. *	86,374	886,197
MobileIron, Inc. *	205,756	1,281,860
Model N, Inc. *	72,922	2,804,580
MoneyGram International, Inc. *	133,651	465,105
NIC, Inc.	141,033	3,091,443
OneSpan, Inc. *	71,400	2,223,396

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Park City Group, Inc. *	26,481	115,722
Paysign, Inc. *(a)	66,477	620,895
Perficient, Inc. *	69,749	2,734,858
Perspecta, Inc.	299,439	6,407,995
PFSweb, Inc. *	30,104	238,725
Ping Identity Holding Corp. *	53,601	1,841,730
Priority Technology Holdings, Inc. *	13,581	29,878
Progress Software Corp.	96,273	3,356,077
PROS Holdings, Inc. *	84,369	2,752,960
Q2 Holdings, Inc. *	106,497	10,016,043
QAD, Inc., Class A	24,889	983,364
Qualys, Inc. *	73,097	9,026,018
Rapid7, Inc. *	108,234	6,447,499
Repay Holdings Corp. *	78,961	1,747,407
Rimini Street, Inc. *	42,856	226,708
Rosetta Stone, Inc. *	50,414	1,349,583
SailPoint Technologies Holding, Inc. *	189,203	5,959,894
Sapiens International Corp. NV	55,316	1,690,457
Seachange International, Inc. *	64,744	101,648
SecureWorks Corp., Class A *	19,273	230,505
ServiceSource International, Inc. *	187,071	291,831
ShotSpotter, Inc. *	17,319	399,030
Smith Micro Software, Inc. *	71,997	297,348
Sprout Social, Inc., Class A *	17,115	494,452
SPS Commerce, Inc. *	75,472	5,673,230
StarTek, Inc. *	34,785	169,751
SVMK, Inc. *	256,325	6,146,673
Sykes Enterprises, Inc. *	84,373	2,316,883
Synchronoss Technologies, Inc. *	85,994	283,780
Telenav, Inc. *	71,551	370,992
Tenable Holdings, Inc. *	130,790	4,437,705
The Hackett Group, Inc.	53,871	742,881
TTEC Holdings, Inc.	39,175	1,859,245
Tucows, Inc., Class A *	20,158	1,219,761
Unisys Corp. *	133,379	1,585,876
Upland Software, Inc. *	49,264	1,695,667
Varonis Systems, Inc. *	66,977	7,256,958
Verint Systems, Inc. *	137,703	6,181,488
Veritone, Inc. *(a)	49,482	560,136
Verra Mobility Corp. *	287,056	2,936,583
VirnetX Holding Corp.	136,388	705,126
Virtusa Corp. *	61,604	2,501,122
Workiva, Inc. *	82,599	4,617,284
Xperi Holding Corp.	230,359	4,247,822
Yext, Inc. *	217,202	3,653,338
Zix Corp. *	117,780	838,005
Zuora, Inc., Class A *	210,225	2,447,019
		299,145,739

Technology Hardware & Equipment 3.5%
3D Systems Corp. *	250,169	1,648,614
Acacia Communications, Inc. *	83,568	5,680,953
ADTRAN, Inc.	103,424	1,284,526
Akoustis Technologies, Inc. *(a)	66,888	531,091
Applied Optoelectronics, Inc. *(a)	42,108	598,355
Arlo Technologies, Inc. *	167,702	707,702
Avid Technology, Inc. *	67,356	554,340
Badger Meter, Inc.	62,617	3,919,824
Bel Fuse, Inc., Class B	20,501	250,112
Belden, Inc.	94,669	2,991,540
Benchmark Electronics, Inc.	78,002	1,588,121
CalAmp Corp. *	70,707	557,171
Calix, Inc. *	103,993	2,132,896
Cambium Networks Corp. *	12,132	146,797
Casa Systems, Inc. *	66,070	370,653
Clearfield, Inc. *	23,802	443,669
Comtech Telecommunications Corp.	52,341	859,439
CTS Corp.	68,777	1,365,911
Security	Number of Shares	Value ($)
Daktronics, Inc.	77,921	324,931
DASAN Zhone Solutions, Inc. *	25,876	261,606
Diebold Nixdorf, Inc. *	151,314	1,054,659
Digi International, Inc. *	62,459	757,003
Eastman Kodak Co. *(a)	33,038	721,880
ePlus, Inc. *	28,675	2,137,434
Extreme Networks, Inc. *	251,642	1,144,971
Fabrinet *	78,985	5,736,681
FARO Technologies, Inc. *	38,307	2,291,908
Fitbit, Inc., Class A *	512,577	3,352,254
Genasys, Inc. *	70,743	297,121
Harmonic, Inc. *	204,401	1,140,558
II-VI, Inc. *	213,230	10,815,026
Immersion Corp. *	38,274	258,350
Infinera Corp. *	333,235	2,629,224
Inseego Corp. *(a)	145,753	1,964,750
Insight Enterprises, Inc. *	74,524	3,714,276
Intellicheck, Inc. *	34,250	250,710
InterDigital, Inc.	66,155	3,970,623
Intevac, Inc. *	49,834	295,017
Iteris, Inc. *	84,492	392,043
Itron, Inc. *	86,180	5,994,681
Kimball Electronics, Inc. *	51,433	683,030
Knowles Corp. *	189,821	2,896,668
KVH Industries, Inc. *	34,626	281,163
Luna Innovations, Inc. *	62,320	353,354
Methode Electronics, Inc.	77,743	2,192,353
MTS Systems Corp.	41,895	777,152
Napco Security Technologies, Inc. *	25,311	667,704
NETGEAR, Inc. *	62,457	1,920,553
NetScout Systems, Inc. *	152,321	3,878,093
nLight, Inc. *	73,687	1,707,328
Novanta, Inc. *	73,602	7,631,055
OSI Systems, Inc. *	36,261	2,573,081
PAR Technology Corp. *	34,636	1,065,403
PC Connection, Inc.	23,836	1,041,633
PCTEL, Inc. *	37,870	248,049
Plantronics, Inc.	72,128	1,441,839
Plexus Corp. *	61,697	4,583,470
Powerfleet, Inc. *	58,847	263,635
Quantum Corp. *	63,039	274,220
Research Frontiers, Inc. *(a)	57,115	193,049
Resonant, Inc. *(a)	106,683	294,445
Ribbon Communications, Inc. *	146,722	645,577
Rogers Corp. *	39,981	4,765,335
Sanmina Corp. *	144,090	4,276,591
ScanSource, Inc. *	54,600	1,253,070
Super Micro Computer, Inc. *	95,273	2,887,248
TTM Technologies, Inc. *	213,496	2,628,136
Viavi Solutions, Inc. *	491,174	6,792,936
Vishay Intertechnology, Inc.	285,786	4,483,982
Vishay Precision Group, Inc. *	26,752	680,838
Wrap Technologies, Inc. *(a)	24,620	241,276
		138,759,686

Telecommunication Services 1.2%
Alaska Communications Systems Group, Inc.	111,862	255,045
Anterix, Inc. *	28,743	1,252,620
ATN International, Inc.	24,187	1,393,897
Bandwidth, Inc., Class A *	41,191	5,963,633
Boingo Wireless, Inc. *	94,462	1,364,976
Cincinnati Bell, Inc. *	107,027	1,606,475
Cogent Communications Holdings, Inc.	91,245	8,222,087
Consolidated Communications Holdings, Inc. *	156,848	1,144,990
Gogo, Inc. *(a)	123,715	360,011
IDT Corp., Class B *	31,756	206,732

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Iridium Communications, Inc. *	252,964	6,928,684
Liberty Latin America Ltd., Class A *	98,954	1,017,247
Liberty Latin America Ltd., Class C *	241,660	2,472,182
Ooma, Inc. *	44,410	672,367
ORBCOMM, Inc. *	160,941	677,562
Shenandoah Telecommunications Co.	103,445	5,200,180
Spok Holdings, Inc.	38,372	384,487
Vonage Holdings Corp. *	497,621	5,946,571
		45,069,746

Transportation 1.3%
Air Transport Services Group, Inc. *	126,214	3,075,835
Allegiant Travel Co.	28,172	3,156,109
ArcBest Corp.	54,373	1,652,395
Atlas Air Worldwide Holdings, Inc. *	55,248	2,877,316
Avis Budget Group, Inc. *	113,189	2,931,595
Costamare, Inc.	105,723	481,040
Covenant Logistics Group, Inc. *	26,818	451,883
Daseke, Inc. *	96,578	402,730
Eagle Bulk Shipping, Inc. *(a)	92,453	224,661
Echo Global Logistics, Inc. *	56,057	1,405,069
Forward Air Corp.	59,993	3,119,036
Genco Shipping & Trading Ltd.	36,975	251,060
Hawaiian Holdings, Inc.	98,285	1,168,609
Heartland Express, Inc.	97,650	1,980,830
Hertz Global Holdings, Inc. *	187,937	272,509
Hub Group, Inc., Class A *	70,350	3,721,515
Marten Transport Ltd.	84,551	2,250,748
Matson, Inc.	91,929	3,348,054
Mesa Air Group, Inc. *	61,387	190,300
P.A.M. Transportation Services, Inc. *	4,100	115,046
Pangaea Logistics Solutions Ltd	23,042	47,006
Radiant Logistics, Inc. *	85,976	365,398
Safe Bulkers, Inc. *	110,082	146,409
Saia, Inc. *	56,536	6,753,225
Scorpio Bulkers, Inc.	11,675	171,156
SkyWest, Inc.	105,768	2,782,756
Spirit Airlines, Inc. *(a)	185,593	2,934,225
Universal Logistics Holdings, Inc.	16,120	296,124
US Xpress Enterprises, Inc., Class A *	46,884	429,457
Werner Enterprises, Inc.	131,159	5,769,029
		52,771,125

Utilities 3.4%
ALLETE, Inc.	112,055	6,644,861
American States Water Co.	79,237	6,091,741
Artesian Resources Corp., Class A	17,422	611,164
Atlantic Power Corp. *	196,160	384,474
Avista Corp.	144,841	5,377,946
Black Hills Corp.	135,042	7,813,530
Brookfield Infrastructure Corp.	69,848	3,187,863
Cadiz, Inc. *	43,106	457,786
California Water Service Group	104,537	4,899,649
Chesapeake Utilities Corp.	34,631	2,925,973
Clearway Energy, Inc., Class A	74,562	1,708,215
Clearway Energy, Inc., Class C	171,475	4,207,996
Consolidated Water Co., Ltd.	31,751	389,585
Genie Energy Ltd., Class B	28,082	228,307
Global Water Resources, Inc.	28,090	291,855
MGE Energy, Inc.	75,008	4,975,281
Middlesex Water Co.	36,797	2,357,216
New Jersey Resources Corp.	205,003	6,367,393
Northwest Natural Holding Co.	65,430	3,499,851
NorthWestern Corp.	109,011	6,132,959
ONE Gas, Inc.	112,732	8,533,812
Ormat Technologies, Inc.	85,889	5,110,395
Otter Tail Corp.	86,108	3,293,631
Security	Number of Shares	Value ($)
PNM Resources, Inc.	170,942	7,218,881
Portland General Electric Co.	193,305	8,530,550
Pure Cycle Corp. *	41,728	376,804
RGC Resources, Inc.	16,591	384,911
SJW Group.	56,656	3,538,734
South Jersey Industries, Inc.	198,802	4,638,051
Southwest Gas Holdings, Inc.	118,599	8,259,234
Spark Energy, Inc., Class A	24,901	188,003
Spire, Inc.	108,005	6,659,588
Sunnova Energy International, Inc. *	69,779	1,745,173
TerraForm Power, Inc., Class A (b)	188,539	4,034,815
The York Water Co.	27,953	1,294,503
Unitil Corp.	31,809	1,372,558
		133,733,288
Total Common Stock
(Cost $3,293,695,550)		3,895,777,890

Rights 0.0% of net assets

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Omthera Pharmaceuticals, Inc. CVR *(b)	8,400	—
Oncternal Therapeutics, Inc. CVR *(b)	1,506	3,087
Tobira Therapeutics, Inc. CVR *(b)	14,029	167,575
		170,662
Total Rights
(Cost $3,929)		185,545

Warrants 0.0% of net assets

Energy 0.0%
Pulse Biosciences, Inc., expires 05/14/25 *(b)	738	5,395
Total Warrants
(Cost $—)		5,395

Other Investment Company 2.1% of net assets

Securities Lending Collateral 2.1%
Wells Fargo Government Money Market Fund, Select Class 0.10% (c)	80,932,177	80,932,177
Total Other Investment Company
(Cost $80,932,177)		80,932,177
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets

Time Deposit 0.0%
Australia & New Zealand Banking Group Ltd.
0.01%, 08/03/20 (d)	1,111,520	1,111,520
Total Short-Term Investment
(Cost $1,111,520)		1,111,520

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/18/20	184	13,595,760	(97,196)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $76,424,823.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,600,598,808	$—	$—	$3,600,598,808
Materials	161,445,794	—	—*	161,445,794
Utilities	129,698,473	—	4,034,815	133,733,288
Rights[1]
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	170,662*	170,662
Warrants[1]
Energy	—	—	5,395	5,395
Other Investment Company[1]	80,932,177	—	—	80,932,177
Short-Term Investment[1]	—	1,111,520	—	1,111,520
Liabilities
Futures Contracts[2]	(97,196)	—	—	(97,196)
Total	$3,972,578,056	$1,111,520	$4,225,755	$3,977,915,331
*	Level 3 amount shown includes securities determined to have no value at July 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Total Stock Market Index Fund®

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.1%
Adient plc *	30,290	504,026
American Axle & Manufacturing Holdings, Inc. *	37,198	262,618
Aptiv plc	94,650	7,359,037
Autoliv, Inc.	27,770	1,805,883
BorgWarner, Inc.	73,050	2,673,630
Calamos Asset Management, Inc. Escrow *(a)	5,000	—
Cooper Tire & Rubber Co.	18,311	568,740
Cooper-Standard Holdings, Inc. *	6,229	66,713
Dana, Inc.	53,165	607,676
Delphi Technologies plc *	29,887	448,006
Dorman Products, Inc. *	10,202	834,013
Ford Motor Co.	1,386,093	9,162,075
Fox Factory Holding Corp. *	13,913	1,238,257
Garrett Motion, Inc. *	26,315	154,732
General Motors Co.	444,571	11,065,372
Gentex Corp.	84,954	2,292,908
Gentherm, Inc. *	11,532	447,096
Harley-Davidson, Inc.	55,085	1,433,863
LCI Industries	9,130	1,148,554
Lear Corp.	19,067	2,104,615
Modine Manufacturing Co. *	17,500	95,200
Motorcar Parts of America, Inc. *	5,552	92,413
NII Holdings, Inc. Escrow *(a)	28,127	61,036
Shiloh Industries, Inc. *	4,387	6,230
Standard Motor Products, Inc.	6,796	309,082
Stoneridge, Inc. *	10,196	211,261
Strattec Security Corp.	1,500	32,415
Tenneco, Inc., Class A *	22,341	165,547
Tesla, Inc. *	51,536	73,735,647
The Goodyear Tire & Rubber Co.	81,683	735,964
Thor Industries, Inc.	19,360	2,206,846
Veoneer, Inc. *	34,040	342,102
Visteon Corp. *	9,724	706,060
Winnebago Industries, Inc.	11,705	707,099
Workhorse Group, Inc. *(b)	20,586	319,495
XPEL, Inc. *	4,445	74,809
		123,979,020

Banks 3.7%
1st Constitution Bancorp	2,000	24,720
1st Source Corp.	5,295	175,370
ACNB Corp.	2,463	50,738
Allegiance Bancshares, Inc.	7,867	191,876
Altabancorp	5,381	100,894
Amalgamated Bank, Class A	6,975	80,561
Amerant Bancorp, Inc. *	8,788	117,320
American National Bankshares, Inc.	4,310	94,648
American River Bankshares	3,244	31,856
Ameris Bancorp	22,504	519,280
AmeriServ Financial, Inc.	10,799	30,993
Security	Number of Shares	Value ($)
Ames National Corp.	2,389	44,197
Arrow Financial Corp.	4,986	136,118
Associated Banc-Corp.	54,272	696,852
Atlantic Capital Bancshares, Inc. *	7,985	79,850
Atlantic Union Bankshares Corp.	29,178	658,547
Auburn National Bancorp, Inc.	1,391	63,291
Axos Financial, Inc. *	19,991	447,998
Banc of California, Inc.	17,916	192,060
BancFirst Corp.	6,788	295,685
BancorpSouth Bank	34,911	730,687
Bank First Corp.	2,265	140,906
Bank of America Corp.	2,746,462	68,331,975
Bank of Commerce Holdings	5,000	37,750
Bank of Hawaii Corp.	14,212	804,826
Bank of Marin Bancorp	3,742	117,536
Bank OZK	42,925	1,032,346
BankFinancial Corp.	4,321	31,500
BankUnited, Inc.	31,580	636,021
Bankwell Financial Group, Inc.	2,000	29,800
Banner Corp.	12,659	448,508
Bar Harbor Bankshares	5,502	109,380
Baycom Corp. *	4,870	50,064
BCB Bancorp, Inc.	4,200	33,810
Berkshire Hills Bancorp, Inc.	16,351	162,856
BOK Financial Corp.	11,253	626,792
Boston Private Financial Holdings, Inc.	28,203	165,975
Bridge Bancorp, Inc.	5,500	99,495
Bridgewater Bancshares, Inc. *	4,163	38,674
Brookline Bancorp, Inc.	26,142	250,832
Bryn Mawr Bank Corp.	6,152	160,198
Business First Bancshares, Inc.	9,863	134,531
Byline Bancorp, Inc.	9,933	128,732
C&F Financial Corp.	1,200	35,220
Cadence BanCorp	41,959	327,700
California Bancorp, Inc. *	4,859	63,701
Cambridge Bancorp	3,286	178,068
Camden National Corp.	4,903	155,376
Capital Bancorp, Inc. *	5,118	54,353
Capital City Bank Group, Inc.	5,225	98,387
Capitol Federal Financial, Inc.	48,563	468,633
Capstar Financial Holdings, Inc.	2,802	28,440
Carter Bank & Trust	8,134	57,345
Cathay General Bancorp	24,528	593,087
CB Financial Services, Inc.	1,482	25,639
CBTX, Inc.	6,037	95,324
Central Pacific Financial Corp.	8,622	134,158
Central Valley Community Bancorp	3,755	49,341
Century Bancorp, Inc., Class A	1,223	85,170
Chemung Financial Corp.	968	26,146
CIT Group, Inc.	35,794	679,012
Citigroup, Inc.	732,611	36,637,876
Citizens & Northern Corp.	4,229	74,853
Citizens Community Bancorp, Inc.	3,744	24,785
Citizens Financial Group, Inc.	149,244	3,702,744
Citizens Holdings Co.	2,747	59,225
City Holding Co.	5,897	368,327
Civista Bancshares, Inc.	3,796	49,841

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CNB Financial Corp.	5,361	87,545
Coastal Financial Corp. *	4,438	59,336
Codorus Valley Bancorp, Inc.	2,828	33,229
Colony Bankcorp, Inc.	2,706	28,873
Columbia Banking System, Inc.	26,491	766,385
Columbia Financial, Inc. *	19,578	235,523
Comerica, Inc.	49,823	1,919,182
Commerce Bancshares, Inc.	35,704	2,044,411
Community Bank System, Inc.	18,906	1,063,084
Community Bankers Trust Corp.	7,000	36,120
Community Trust Bancorp, Inc.	5,256	160,886
ConnectOne Bancorp, Inc.	11,372	156,820
County Bancorp, Inc.	2,567	47,644
Cullen/Frost Bankers, Inc.	20,148	1,451,865
Customers Bancorp, Inc. *	10,510	124,544
CVB Financial Corp.	47,985	867,089
Dime Community Bancshares, Inc.	9,580	112,517
Eagle Bancorp Montana, Inc.	2,558	39,521
Eagle Bancorp, Inc.	12,070	363,066
East West Bancorp, Inc.	50,958	1,766,204
Enterprise Bancorp, Inc.	2,816	60,544
Enterprise Financial Services Corp.	9,438	274,268
Equity Bancshares, Inc., Class A *	5,288	74,772
Esquire Financial Holdings, Inc. *	1,750	27,213
ESSA Bancorp, Inc.	2,841	35,797
Essent Group Ltd.	38,799	1,390,168
Evans Bancorp, Inc.	1,382	30,473
F.N.B. Corp.	112,543	833,944
Farmers & Merchants Bancorp, Inc.	4,577	98,360
Farmers National Banc Corp.	7,093	76,675
Fauquier Bankshares, Inc.	2,085	29,399
FB Financial Corp.	5,492	139,552
Federal Agricultural Mortgage Corp., Class C	2,925	174,067
Fidelity D&D Bancorp, Inc.	800	36,528
Fifth Third Bancorp	249,797	4,960,968
Financial Institutions, Inc.	4,637	68,488
First BanCorp	75,196	409,066
First BanCorp (North Carolina)	10,445	215,794
First Bank	6,451	42,125
First Busey Corp.	16,944	289,742
First Business Financial Services, Inc.	2,369	35,227
First Capital, Inc.	1,074	57,470
First Choice Bancorp	2,370	35,858
First Citizens BancShares, Inc., Class A	2,810	1,196,695
First Commonwealth Financial Corp.	32,758	257,805
First Community Bankshares, Inc.	4,583	89,643
First Community Corp.	2,104	28,194
First Financial Bancorp	32,014	445,475
First Financial Bankshares, Inc.	49,779	1,489,388
First Financial Corp.	3,997	133,620
First Financial Northwest, Inc.	2,467	22,450
First Foundation, Inc.	11,843	182,027
First Guaranty Bancshares, Inc.	2,349	27,695
First Hawaiian, Inc.	44,256	769,169
First Horizon National Corp.	189,525	1,756,897
First Internet Bancorp	4,592	67,273
First Interstate BancSystem, Inc., Class A	12,583	366,291
First Merchants Corp.	19,863	485,253
First Mid Bancshares, Inc.	6,521	159,178
First Midwest Bancorp, Inc.	39,319	477,136
First Northwest Bancorp	3,416	35,014
First Republic Bank	60,599	6,816,176
First Savings Financial Group, Inc.	860	36,550
First United Corp.	2,475	26,755
Flagstar Bancorp, Inc.	11,375	356,947
Flushing Financial Corp.	10,119	112,119
FNCB Bancorp, Inc.	4,152	23,210
Franklin Financial Network, Inc.	3,791	100,082
Security	Number of Shares	Value ($)
Franklin Financial Services Corp.	1,600	38,592
FS Bancorp, Inc.	938	35,644
Fulton Financial Corp.	56,139	544,548
FVCBankcorp, Inc. *	5,555	54,772
German American Bancorp, Inc.	9,856	280,305
Glacier Bancorp, Inc.	32,256	1,138,959
Great Southern Bancorp, Inc.	3,639	131,259
Great Western Bancorp, Inc.	18,522	240,786
Greene County Bancorp, Inc.	1,473	31,714
Guaranty Bancshares, Inc.	2,780	75,338
Guaranty Federal Bancshares, Inc.	1,961	28,944
Hancock Whitney Corp.	28,840	549,690
Hanmi Financial Corp.	10,693	98,696
HarborOne Bancorp, Inc. *	19,941	172,689
Hawthorn Bancshares, Inc.	1,731	28,596
HBT Financial, Inc.	4,303	51,722
Heartland Financial USA, Inc.	11,104	346,889
Heritage Commerce Corp.	22,589	153,153
Heritage Financial Corp.	14,397	272,319
Hilltop Holdings, Inc.	25,847	503,241
Home Bancorp, Inc.	1,946	45,497
Home BancShares, Inc.	51,875	847,119
HomeStreet, Inc.	9,269	245,072
HomeTrust Bancshares, Inc.	6,004	86,578
Hope Bancorp, Inc.	47,307	398,798
Horizon Bancorp, Inc.	12,027	121,593
Howard Bancorp, Inc. *	4,800	45,648
Huntington Bancshares, Inc.	358,627	3,324,472
Independent Bank Corp.	12,257	790,822
Independent Bank Corp., Michigan	7,335	102,433
Independent Bank Group, Inc.	12,943	568,586
International Bancshares Corp.	19,695	599,122
Investar Holding Corp.	2,523	33,632
Investors Bancorp, Inc.	70,194	569,975
JPMorgan Chase & Co.	1,072,325	103,629,488
Kearny Financial Corp.	33,934	272,829
KeyCorp	343,467	4,125,039
Lakeland Bancorp, Inc.	15,000	152,700
Lakeland Financial Corp.	10,005	442,821
Landmark Bancorp, Inc.	2,724	56,114
LCNB Corp.	4,536	56,791
Level One Bancorp, Inc.	3,011	48,688
Live Oak Bancshares, Inc.	7,662	130,331
Luther Burbank Corp.	6,821	65,277
M&T Bank Corp.	44,987	4,766,373
Macatawa Bank Corp.	7,248	52,186
Mackinac Financial Corp.	2,963	26,963
MainStreet Bancshares, Inc. *	3,000	38,790
Malvern Bancorp, Inc. *	1,956	23,628
Mercantile Bank Corp.	5,614	119,522
Merchants Bancorp	5,609	103,374
Meridian Bancorp, Inc.	18,271	208,381
Meridian Corp. *	2,531	38,016
Meta Financial Group, Inc.	11,373	212,220
Metrocity Bankshares, Inc. (b)	10,648	143,535
Metropolitan Bank Holding Corp. *	2,381	70,430
MGIC Investment Corp.	117,784	974,074
Mid Penn Bancorp, Inc.	1,996	38,363
Middlefield Banc Corp.	1,808	31,893
Midland States Bancorp, Inc.	7,038	99,165
MidWestOne Financial Group, Inc.	3,261	58,959
MMA Capital Holdings, Inc. *	1,499	37,145
Mr Cooper Group, Inc. *	25,993	424,466
MVB Financial Corp.	3,423	45,252
National Bank Holdings Corp., Class A	9,231	256,437
National Bankshares, Inc.	2,688	67,415
NBT Bancorp, Inc.	16,748	498,923
New York Community Bancorp, Inc.	163,968	1,726,583
Nicolet Bankshares, Inc. *	2,665	149,293

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NMI Holdings, Inc., Class A *	28,739	446,029
Northeast Bank *	1,965	37,414
Northfield Bancorp, Inc.	16,254	156,201
Northrim BanCorp, Inc.	2,596	59,760
Northwest Bancshares, Inc.	38,222	376,487
Norwood Financial Corp.	1,600	38,752
Oak Valley Bancorp	2,528	32,358
OceanFirst Financial Corp.	21,028	322,149
Ocwen Financial Corp. *	33,720	40,127
OFG Bancorp	16,312	213,361
Ohio Valley Banc Corp.	1,139	22,438
Old National Bancorp	59,649	834,490
Old Second Bancorp, Inc.	10,602	88,209
Origin Bancorp, Inc.	7,855	186,478
Orrstown Financial Services, Inc.	2,174	29,566
Pacific Mercantile Bancorp *	4,589	17,025
Pacific Premier Bancorp, Inc.	28,045	589,225
PacWest Bancorp	41,311	754,959
Park National Corp.	4,958	425,198
Parke Bancorp, Inc.	2,462	28,781
PCB Bancorp	6,102	56,138
PCSB Financial Corp.	6,385	71,001
Peapack-Gladstone Financial Corp.	5,216	84,916
Penns Woods Bancorp, Inc.	2,250	45,450
PennyMac Financial Services, Inc.	14,649	706,961
People’s United Financial, Inc.	152,462	1,645,065
Peoples Bancorp of North Carolina, Inc.	1,427	23,617
Peoples Bancorp, Inc.	6,847	137,419
Peoples Financial Services Corp.	2,448	87,908
Pinnacle Financial Partners, Inc.	25,044	992,243
Pioneer Bancorp, Inc. *	5,272	45,866
Plumas Bancorp	1,860	38,818
Ponce de Leon Federal Bank *	3,464	31,522
Popular, Inc.	31,894	1,183,586
Preferred Bank	5,001	186,287
Premier Financial Bancorp, Inc.	2,848	30,189
Premier Financial Corp.	13,975	247,078
Professional Holding Corp., Class A *	5,294	59,875
Prosperity Bancshares, Inc.	32,997	1,833,313
Provident Bancorp, Inc.	1,515	11,893
Provident Financial Holdings, Inc.	2,246	27,401
Provident Financial Services, Inc.	21,746	296,833
Prudential Bancorp, Inc.	2,109	23,621
QCR Holdings, Inc.	6,599	197,178
Radian Group, Inc.	69,916	1,043,147
RBB Bancorp	4,010	51,328
Red River Bancshares, Inc.	2,891	115,756
Regions Financial Corp.	339,829	3,690,543
Reliant Bancorp, Inc.	8,436	124,431
Renasant Corp.	21,291	494,590
Republic Bancorp, Inc., Class A	2,950	89,149
Republic First Bancorp, Inc. *	17,184	40,039
Richmond Mutual BanCorp., Inc.	7,448	85,875
Riverview Bancorp, Inc.	5,400	26,352
S&T Bancorp, Inc.	13,976	300,484
Salisbury Bancorp, Inc.	1,041	37,903
Sandy Spring Bancorp, Inc.	19,237	444,759
SB Financial Group, Inc.	2,430	30,181
SB One Bancorp	1,887	34,928
Seacoast Banking Corp. of Florida *	17,503	330,457
Select Bancorp, Inc. *	5,100	39,831
ServisFirst Bancshares, Inc.	16,569	606,260
Severn Bancorp, Inc.	5,134	30,907
Shore Bancshares, Inc.	4,629	42,911
Sierra Bancorp	4,155	73,045
Signature Bank	18,545	1,901,419
Simmons First National Corp., Class A	38,643	641,087
SmartFinancial, Inc.	4,105	58,537
Sound Financial Bancorp, Inc.	1,293	36,398
Security	Number of Shares	Value ($)
South State Corp.	24,586	1,171,769
Southern First Bancshares, Inc. *	1,875	45,750
Southern Missouri Bancorp, Inc.	3,020	65,866
Southern National Bancorp of Virginia, Inc.	6,730	56,667
Southside Bancshares, Inc.	10,547	292,152
Spirit of Texas Bancshares, Inc. *	3,720	43,338
Standard AVB Financial Corp.	1,872	37,552
Sterling Bancorp	67,222	756,247
Sterling Bancorp, Inc.	7,691	23,458
Stock Yards Bancorp, Inc.	7,278	284,497
Summit Financial Group, Inc.	3,433	51,632
SVB Financial Group *	18,215	4,085,078
Synovus Financial Corp.	51,358	1,034,864
TCF Financial Corp.	53,302	1,465,272
Territorial Bancorp, Inc.	2,571	56,485
Texas Capital Bancshares, Inc. *	17,582	584,074
TFS Financial Corp.	19,782	286,443
The Bancorp, Inc. *	15,734	148,372
The Bank of Princeton	1,521	27,363
The Community Financial Corp.	1,476	33,240
The First BanCorp, Inc.	3,885	78,244
The First Bancshares, Inc.	8,998	179,150
The First of Long Island Corp.	9,143	136,322
The Hingham Institution For Savings	534	93,984
The PNC Financial Services Group, Inc.	149,208	15,916,017
Timberland Bancorp, Inc.	2,502	41,683
Tompkins Financial Corp.	4,024	259,669
Towne Bank	22,138	390,514
TriCo Bancshares	9,785	273,980
TriState Capital Holdings, Inc. *	7,935	105,139
Triumph Bancorp, Inc. *	8,044	210,753
Truist Financial Corp.	473,733	17,746,038
TrustCo Bank Corp.	36,703	212,510
Trustmark Corp.	23,087	519,919
U.S. Bancorp	481,842	17,751,059
UMB Financial Corp.	15,587	776,233
Umpqua Holdings Corp.	75,835	822,810
Union Bankshares, Inc.	1,200	21,792
United Bankshares, Inc.	44,335	1,166,897
United Community Banks, Inc.	27,233	488,288
United Security Bancshares	4,123	25,810
Unity Bancorp, Inc.	2,299	28,760
Univest Financial Corp.	11,205	171,324
Valley National Bancorp	137,428	1,026,587
Veritex Holdings, Inc.	15,506	259,260
Walker & Dunlop, Inc.	10,059	507,074
Washington Federal, Inc.	26,742	624,158
Washington Trust Bancorp, Inc.	4,849	161,666
Waterstone Financial, Inc.	9,659	147,590
Webster Financial Corp.	32,488	885,948
Wells Fargo & Co.	1,313,786	31,872,448
WesBanco, Inc.	23,047	457,022
West Bancorp, Inc.	4,641	76,159
Westamerica Bancorp	9,950	600,582
Western Alliance Bancorp	33,189	1,193,145
Western New England Bancorp, Inc.	10,349	52,159
Wintrust Financial Corp.	20,500	877,400
WSFS Financial Corp.	17,604	502,242
Zions Bancorp NA	58,333	1,894,073
		422,616,879

Capital Goods 5.7%
3M Co.	202,513	30,472,131
A.O. Smith Corp.	48,113	2,316,160
AAON, Inc.	14,695	870,679
AAR Corp.	12,256	211,048
Acuity Brands, Inc.	14,092	1,396,517

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Advanced Drainage Systems, Inc.	18,364	899,836
AECOM *	56,738	2,053,348
Aegion Corp. *	12,259	189,034
Aerojet Rocketdyne Holdings, Inc. *	26,090	1,076,212
Aerovironment, Inc. *	7,884	603,520
AGCO Corp.	22,466	1,474,444
Air Lease Corp.	36,625	960,307
Alamo Group, Inc.	3,373	347,790
Albany International Corp., Class A	10,638	511,475
Allegion plc	32,438	3,226,283
Allied Motion Technologies, Inc.	1,959	73,854
Allison Transmission Holdings, Inc.	39,983	1,493,765
Alpha Pro Tech Ltd. *(b)	4,213	91,717
Alta Equipment Group, Inc. *	11,534	87,658
Altra Industrial Motion Corp.	23,497	804,302
Ameresco, Inc., Class A *	5,440	150,579
American Superconductor Corp. *	5,600	52,080
American Woodmark Corp. *	5,572	449,215
AMETEK, Inc.	80,656	7,521,172
API Group Corp. *	38,000	529,340
Apogee Enterprises, Inc.	9,481	204,695
Applied Industrial Technologies, Inc.	13,758	868,405
Arcosa, Inc.	17,207	726,480
Argan, Inc.	4,405	188,974
Armstrong Flooring, Inc. *	7,547	22,415
Armstrong World Industries, Inc.	16,797	1,196,618
Astec Industries, Inc.	8,809	391,912
Astronics Corp. *	7,122	61,961
Atkore International Group, Inc. *	15,845	422,586
Axon Enterprise, Inc. *	21,242	1,765,847
AZZ, Inc.	9,021	284,883
Babcock & Wilcox Enterprises, Inc. *	12,254	28,184
Barnes Group, Inc.	16,937	624,467
Beacon Roofing Supply, Inc. *	24,990	778,688
Bloom Energy Corp., Class A *	6,100	74,176
Blue Bird Corp. *	6,024	75,481
BlueLinx Holdings, Inc. *	2,241	30,724
BMC Stock Holdings, Inc. *	24,109	617,190
Builders FirstSource, Inc. *	41,981	994,530
BWX Technologies, Inc.	33,686	1,836,561
CAI International, Inc. *	4,600	79,166
Carlisle Cos., Inc.	19,363	2,305,746
Carrier Global Corp.	287,644	7,835,423
Caterpillar, Inc.	190,483	25,311,381
Chart Industries, Inc. *	13,075	896,030
CIRCOR International, Inc. *	7,526	197,332
Colfax Corp. *	28,587	831,310
Columbus McKinnon Corp.	8,311	275,343
Comfort Systems USA, Inc.	12,917	642,104
Commercial Vehicle Group, Inc. *	7,300	17,082
Concrete Pumping Holdings, Inc. *	15,505	57,989
Construction Partners, Inc., Class A *	12,670	209,688
Cornerstone Building Brands, Inc. *	14,252	80,809
CPI Aerostructures, Inc. *	6,418	20,987
Crane Co.	17,455	987,429
CSW Industrials, Inc.	4,946	330,343
Cubic Corp.	10,678	448,476
Cummins, Inc.	51,768	10,004,684
Curtiss-Wright Corp.	14,821	1,320,848
Deere & Co.	110,287	19,444,701
Donaldson Co., Inc.	44,111	2,132,326
Douglas Dynamics, Inc.	7,724	273,043
Dover Corp.	50,843	5,233,270
Ducommun, Inc. *	3,200	115,040
DXP Enterprises, Inc. *	4,731	79,859
Dycom Industries, Inc. *	11,476	491,517
Eaton Corp. plc	140,785	13,111,307
EMCOR Group, Inc.	18,640	1,276,840
Emerson Electric Co.	210,211	13,035,184
Security	Number of Shares	Value ($)
Encore Wire Corp.	7,393	371,055
Energous Corp. *	5,300	16,324
Energy Recovery, Inc. *	9,780	74,230
Enerpac Tool Group Corp.	19,179	362,483
EnerSys	15,369	1,033,719
EnPro Industries, Inc.	7,727	368,810
ESCO Technologies, Inc.	9,626	827,258
EVI Industries, Inc. *(b)	1,400	35,392
Evoqua Water Technologies Corp. *	25,169	484,000
Fastenal Co.	201,042	9,457,016
Federal Signal Corp.	21,858	675,631
Flowserve Corp.	45,825	1,277,143
Fluor Corp.	51,045	520,149
Fortive Corp.	103,868	7,290,495
Fortune Brands Home & Security, Inc.	48,739	3,728,533
Foundation Building Materials, Inc. *	5,200	71,396
Franklin Electric Co., Inc.	14,084	761,240
FreightCar America, Inc. *	3,100	4,960
FuelCell Energy, Inc. *(b)	79,457	177,189
Gates Industrial Corp. plc *	17,841	188,044
GATX Corp.	12,164	741,882
Gencor Industries, Inc. *	3,540	42,374
Generac Holdings, Inc. *	22,179	3,494,967
General Dynamics Corp.	81,720	11,991,593
General Electric Co.	3,080,859	18,700,814
General Finance Corp. *	9,231	54,278
Gibraltar Industries, Inc. *	12,646	654,051
GMS, Inc. *	14,254	333,971
Graco, Inc.	58,550	3,117,202
GrafTech International Ltd.	17,928	108,823
Graham Corp.	2,809	36,966
Granite Construction, Inc.	17,068	289,473
Great Lakes Dredge & Dock Corp. *	26,015	217,485
Griffon Corp.	14,664	335,366
H&E Equipment Services, Inc.	9,632	169,427
HC2 Holdings, Inc. *	22,677	61,455
HD Supply Holdings, Inc. *	56,799	1,993,645
HEICO Corp.	14,368	1,381,052
HEICO Corp., Class A	25,589	1,958,838
Helios Technologies, Inc.	10,858	410,758
Herc Holdings, Inc. *	8,885	298,003
Hexcel Corp.	29,991	1,118,664
Hillenbrand, Inc.	25,607	748,493
Honeywell International, Inc.	247,190	36,922,770
Houston Wire & Cable Co. *	8,228	20,652
Howmet Aerospace, Inc.	135,318	2,000,000
Hubbell, Inc.	19,279	2,602,087
Huntington Ingalls Industries, Inc.	14,154	2,458,691
Hurco Cos., Inc.	2,000	55,480
Hyster-Yale Materials Handling, Inc.	3,600	134,316
IDEX Corp.	26,324	4,338,722
IES Holdings, Inc. *	4,126	98,323
Illinois Tool Works, Inc.	101,032	18,689,910
Ingersoll Rand, Inc. *	122,449	3,868,164
Insteel Industries, Inc.	5,095	94,971
ITT, Inc.	30,097	1,737,500
Jacobs Engineering Group, Inc.	45,074	3,847,066
JELD-WEN Holding, Inc. *	24,661	483,356
John Bean Technologies Corp.	10,923	1,024,140
Johnson Controls International plc	261,305	10,055,016
Kadant, Inc.	3,843	417,004
Kaman Corp.	10,367	409,393
Kennametal, Inc.	29,530	796,129
Kratos Defense & Security Solutions, Inc. *	32,995	594,240
L.B. Foster Co., Class A *	3,200	44,992
L3Harris Technologies, Inc.	76,405	12,861,254
Lawson Products, Inc. *	3,088	92,269
Lennox International, Inc.	12,254	3,285,788

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lincoln Electric Holdings, Inc.	21,197	1,915,997
Lindsay Corp.	3,692	358,013
LiqTech International, Inc. *(b)	5,399	36,497
Lockheed Martin Corp.	86,877	32,923,777
LSI Industries, Inc.	6,398	37,492
Lydall, Inc. *	5,500	89,100
Manitex International, Inc. *	4,549	20,516
Masco Corp.	92,775	5,303,019
Masonite International Corp. *	8,921	752,486
MasTec, Inc. *	21,332	848,587
Maxar Technologies, Inc. *	21,013	373,821
Mercury Systems, Inc. *	19,567	1,515,073
Meritor, Inc. *	25,068	570,297
Miller Industries, Inc.	3,410	96,673
Moog, Inc., Class A	10,511	564,651
MRC Global, Inc. *	31,160	185,402
MSC Industrial Direct Co., Inc., Class A	16,366	1,080,320
Mueller Industries, Inc.	19,369	541,557
Mueller Water Products, Inc., Class A	58,841	595,471
MYR Group, Inc. *	7,674	281,406
National Presto Industries, Inc.	1,664	142,089
Navistar International Corp. *	22,953	735,185
NN, Inc.	15,065	79,242
Nordson Corp.	17,944	3,474,497
Northrop Grumman Corp.	54,579	17,738,721
Northwest Pipe Co. *	2,896	71,966
NOW, Inc. *	38,877	306,351
NV5 Global, Inc. *	3,797	215,442
nVent Electric plc	54,394	987,795
Omega Flex, Inc.	1,330	161,927
Orion Energy Systems, Inc. *	14,948	59,194
Orion Group Holdings, Inc. *	8,139	23,440
Oshkosh Corp.	23,664	1,862,830
Otis Worldwide Corp.	143,321	8,991,960
Owens Corning	38,229	2,311,708
PACCAR, Inc.	120,878	10,284,300
PAE, Inc. *	17,793	140,209
Park Aerospace Corp.	6,594	71,083
Park-Ohio Holdings Corp.	3,600	51,912
Parker-Hannifin Corp.	45,052	8,060,704
Parsons Corp. *	6,853	238,690
Patrick Industries, Inc.	7,687	491,584
Pentair plc	57,515	2,464,518
PGT Innovations, Inc. *	19,928	340,171
Plug Power, Inc. *	101,507	782,619
Powell Industries, Inc.	2,862	75,986
Preformed Line Products Co.	1,000	49,260
Primoris Services Corp.	13,997	224,372
Proto Labs, Inc. *	9,622	1,155,795
Quanex Building Products Corp.	10,061	141,357
Quanta Services, Inc.	48,477	1,937,626
Raven Industries, Inc.	11,752	253,961
Raytheon Technologies Corp.	517,615	29,338,418
RBC Bearings, Inc. *	8,636	1,057,219
Regal Beloit Corp.	14,536	1,336,876
Resideo Technologies, Inc. *	41,983	557,534
REV Group, Inc.	7,500	48,750
Rexnord Corp.	42,363	1,227,256
Rockwell Automation, Inc.	40,672	8,872,190
Roper Technologies, Inc.	36,872	15,945,296
Rush Enterprises, Inc., Class A	11,326	538,891
Rush Enterprises, Inc., Class B	750	29,850
Sensata Technologies Holding plc *	55,015	2,089,470
Simpson Manufacturing Co., Inc.	13,900	1,342,184
SiteOne Landscape Supply, Inc. *	14,916	1,909,695
Snap-on, Inc.	18,931	2,761,465
Spirit AeroSystems Holdings, Inc., Class A	37,936	742,408
SPX Corp. *	16,928	710,976
Security	Number of Shares	Value ($)
SPX FLOW, Inc. *	15,093	604,927
Standex International Corp.	4,408	236,048
Stanley Black & Decker, Inc.	54,146	8,301,665
Sterling Construction Co., Inc. *	7,334	75,540
Sunrun, Inc. *	27,853	1,021,927
Systemax, Inc.	3,800	85,158
Teledyne Technologies, Inc. *	12,967	3,976,979
Tennant Co.	7,027	468,139
Terex Corp.	21,913	413,060
Textron, Inc.	80,856	2,825,109
The Boeing Co.	188,772	29,825,976
The Eastern Co.	1,864	30,402
The ExOne Co. *(b)	4,754	41,645
The Gorman-Rupp Co.	5,933	179,533
The Greenbrier Cos., Inc.	11,186	287,816
The Manitowoc Co., Inc. *	12,331	131,448
The Middleby Corp. *	19,887	1,651,814
The Shyft Group Inc	9,445	178,322
The Timken Co.	24,132	1,101,867
The Toro Co.	37,763	2,694,390
Thermon Group Holdings, Inc. *	13,548	183,575
Titan International, Inc.	13,787	20,543
Titan Machinery, Inc. *	5,599	60,833
TPI Composites, Inc. *	10,617	271,583
Trane Technologies plc	84,132	9,411,847
Transcat, Inc. *	2,013	56,163
TransDigm Group, Inc.	17,795	7,679,966
Trex Co., Inc. *	20,593	2,869,223
TriMas Corp. *	15,539	363,613
Trinity Industries, Inc.	33,570	655,622
Triton International Ltd.	17,182	540,718
Triumph Group, Inc.	16,938	114,840
Tutor Perini Corp. *	11,769	138,521
Twin Disc, Inc. *	3,405	19,953
UFP Industries, Inc.	21,520	1,252,894
Ultralife Corp. *	4,422	31,396
United Rentals, Inc. *	25,564	3,971,879
Univar Solutions, Inc. *	47,972	847,665
Valmont Industries, Inc.	7,730	936,876
Vectrus, Inc. *	4,452	195,843
Veritiv Corp. *	3,278	50,186
Vicor Corp. *	6,877	560,269
Virgin Galactic Holdings, Inc. *(b)	29,212	655,809
Vivint Solar, Inc. *	17,131	348,445
W.W. Grainger, Inc.	15,281	5,218,920
Wabash National Corp.	19,725	224,668
Watsco, Inc.	11,461	2,705,598
Watts Water Technologies, Inc., Class A	10,137	850,393
Welbilt, Inc. *	46,762	284,313
WESCO International, Inc. *	18,553	721,155
Westinghouse Air Brake Technologies Corp.	63,573	3,953,605
Willis Lease Finance Corp. *	1,177	22,951
WillScot Mobile Mini Holdings Corp. *	55,680	838,541
Woodward, Inc.	20,023	1,500,524
Xylem, Inc.	62,922	4,592,048
		645,827,250

Commercial & Professional Services 1.1%
ABM Industries, Inc.	23,031	826,813
Acacia Research Corp. *	15,357	60,814
ACCO Brands Corp.	34,735	226,472
ADT, Inc.	35,715	307,506
Advanced Disposal Services, Inc. *	25,384	765,581
Aqua Metals, Inc. *	12,685	12,558
ASGN, Inc. *	18,496	1,266,236
Barrett Business Services, Inc.	3,084	162,465
BG Staffing, Inc.	1,811	16,444

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Brady Corp., Class A	17,257	793,304
BrightView Holdings, Inc. *	11,485	139,198
Casella Waste Systems, Inc., Class A *	15,213	842,952
CBIZ, Inc. *	19,217	464,667
CECO Environmental Corp. *	9,324	62,471
Cimpress plc *	8,536	853,600
Cintas Corp.	29,601	8,935,654
Clean Harbors, Inc. *	18,469	1,100,752
Copart, Inc. *	72,973	6,804,732
CoreLogic, Inc.	27,679	1,886,601
CoStar Group, Inc. *	13,829	11,751,331
Covanta Holding Corp.	44,230	435,223
CRA International, Inc.	2,542	106,179
Deluxe Corp.	14,100	398,043
DLH Holdings Corp. *	7,975	81,026
Ennis, Inc.	8,919	154,299
Equifax, Inc.	42,566	6,919,529
Exponent, Inc.	17,886	1,503,497
Forrester Research, Inc. *	3,376	118,531
Franklin Covey Co. *	2,861	51,755
FTI Consulting, Inc. *	13,278	1,585,924
GP Strategies Corp. *	5,086	37,789
Harsco Corp. *	28,455	454,142
Healthcare Services Group, Inc.	26,959	706,056
Heidrick & Struggles International, Inc.	5,759	116,505
Heritage-Crystal Clean, Inc. *	3,533	49,215
Herman Miller, Inc.	20,697	484,931
Hill International, Inc. *	13,292	19,273
HNI Corp.	16,018	475,735
Hudson Technologies, Inc. *	14,328	15,331
Huron Consulting Group, Inc. *	8,402	400,943
IAA, Inc. *	46,894	2,032,855
ICF International, Inc.	6,209	419,791
IHS Markit Ltd.	140,222	11,320,122
InnerWorkings, Inc. *	9,011	24,780
Insperity, Inc.	13,333	891,444
Interface, Inc.	19,952	159,217
KAR Auction Services, Inc.	44,400	671,772
Kelly Services, Inc., Class A	13,781	204,097
Kforce, Inc.	6,775	195,391
Kimball International, Inc., Class B	11,882	129,989
Knoll, Inc.	15,973	187,044
Korn Ferry	18,537	520,890
ManpowerGroup, Inc.	20,515	1,411,227
Mastech Digital, Inc. *	1,998	42,957
Matthews International Corp., Class A	10,170	219,672
McGrath RentCorp	8,505	493,460
Mistras Group, Inc. *	11,187	39,490
MSA Safety, Inc.	12,644	1,498,693
Nielsen Holdings plc	126,949	1,831,874
PICO Holdings, Inc. *	7,559	61,379
Pitney Bowes, Inc.	56,836	189,832
Quad Graphics, Inc.	9,800	30,478
Red Violet, Inc. *	1,276	19,536
Republic Services, Inc.	74,160	6,470,460
Resources Connection, Inc.	11,300	127,690
Robert Half International, Inc.	39,611	2,015,012
Rollins, Inc.	49,774	2,608,158
RR Donnelley & Sons Co.	19,875	22,459
SP Plus Corp. *	8,482	134,779
Steelcase, Inc., Class A	33,780	362,459
Stericycle, Inc. *	32,254	1,949,271
Team, Inc. *	12,824	50,655
Tetra Tech, Inc.	19,290	1,710,059
The Brink’s Co.	18,917	838,969
TransUnion	66,441	5,951,120
TriNet Group, Inc. *	15,030	991,980
TrueBlue, Inc. *	14,540	224,352
U.S. Ecology, Inc.	8,442	292,769
Security	Number of Shares	Value ($)
UniFirst Corp.	5,416	1,009,976
Upwork, Inc. *	21,190	318,274
Verisk Analytics, Inc.	57,092	10,773,831
Viad Corp.	7,132	103,129
VSE Corp.	2,601	73,166
Waste Management, Inc.	136,564	14,967,414
Willdan Group, Inc. *	4,309	106,260
		125,092,309

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	11,316	430,574
Bassett Furniture Industries, Inc.	5,330	46,744
Beazer Homes USA, Inc. *	12,172	136,205
Brunswick Corp.	27,707	1,855,815
Callaway Golf Co.	33,432	636,880
Capri Holdings Ltd. *	53,797	805,879
Carter’s, Inc.	15,451	1,216,303
Cavco Industries, Inc. *	3,109	622,826
Century Communities, Inc. *	9,960	354,775
Clarus Corp.	6,014	72,048
Columbia Sportswear Co.	10,217	774,857
Crocs, Inc. *	23,515	845,129
Culp, Inc.	5,320	59,052
D.R. Horton, Inc.	116,194	7,687,395
Deckers Outdoor Corp. *	9,883	2,068,018
Delta Apparel, Inc. *	1,907	26,851
Escalade, Inc.	3,955	60,709
Ethan Allen Interiors, Inc.	7,327	86,752
Flexsteel Industries, Inc.	1,900	29,963
Fossil Group, Inc. *	12,996	43,017
G-III Apparel Group Ltd. *	15,332	151,633
Garmin Ltd.	51,409	5,068,413
Genius Brands International, Inc. *(b)	16,736	24,435
GoPro, Inc., Class A *	49,702	262,924
Green Brick Partners, Inc. *	7,100	97,980
Hamilton Beach Brands Holding Co., Class A	1,750	26,600
Hanesbrands, Inc.	124,043	1,752,728
Hasbro, Inc.	44,986	3,273,181
Helen of Troy Ltd. *	8,762	1,649,446
Hooker Furniture Corp.	5,161	110,445
Hovnanian Enterprises, Inc., Class A *	2,020	47,066
Installed Building Products, Inc. *	7,447	589,132
iRobot Corp. *	9,703	705,311
Johnson Outdoors, Inc., Class A	2,482	217,324
KB Home	31,792	1,069,483
Kontoor Brands, Inc. *	15,411	295,275
La-Z-Boy, Inc.	16,047	456,698
Lakeland Industries, Inc. *	1,417	33,526
Legacy Housing Corp. *	5,534	76,037
Leggett & Platt, Inc.	47,048	1,886,154
Lennar Corp., Class A	101,075	7,312,776
Levi Strauss & Co., Class A	15,208	184,929
LGI Homes, Inc. *	7,676	875,908
Lifetime Brands, Inc.	5,000	35,250
Lululemon Athletica, Inc. *	40,333	13,132,021
M.D.C. Holdings, Inc.	18,241	817,744
M/I Homes, Inc. *	9,900	412,137
Malibu Boats, Inc., Class A *	7,676	451,195
Marine Products Corp.	3,933	50,460
MasterCraft Boat Holdings, Inc. *	8,275	171,293
Mattel, Inc. *	125,698	1,396,505
Meritage Homes Corp. *	12,324	1,222,294
Mohawk Industries, Inc. *	21,311	1,701,683
Movado Group, Inc.	5,167	49,810
Nautilus, Inc. *	11,457	119,497
Newell Brands, Inc.	135,666	2,224,922
NIKE, Inc., Class B	436,061	42,563,914

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NVR, Inc. *	1,222	4,802,643
Oxford Industries, Inc.	5,331	228,913
Peloton Interactive, Inc., Class A *	8,791	599,722
Polaris, Inc.	19,866	2,058,714
PulteGroup, Inc.	88,003	3,836,931
Purple Innovation, Inc. *	5,221	127,236
PVH Corp.	25,053	1,219,079
Ralph Lauren Corp.	17,193	1,225,861
Rocky Brands, Inc.	1,800	40,950
Skechers U.S.A., Inc., Class A *	46,669	1,366,468
Skyline Champion Corp. *	17,394	491,033
Smith & Wesson Brands, Inc. *	18,556	443,303
Sonos, Inc. *	22,107	353,712
Steven Madden Ltd.	27,804	588,889
Sturm, Ruger & Co., Inc.	6,025	490,254
Superior Group of Cos., Inc.	3,200	61,600
Tapestry, Inc.	98,783	1,319,741
Taylor Morrison Home Corp. *	44,548	1,044,651
Tempur Sealy International, Inc. *	15,525	1,256,749
The Lovesac Co. *	4,280	136,018
Toll Brothers, Inc.	40,623	1,551,799
TopBuild Corp. *	11,848	1,562,988
TRI Pointe Group, Inc. *	47,999	802,543
Tupperware Brands Corp.	180	2,777
Turtle Beach Corp. *	2,910	53,369
Under Armour, Inc., Class A *	66,741	702,115
Under Armour, Inc., Class C *	67,872	644,105
Unifi, Inc. *	4,248	50,806
Universal Electronics, Inc. *	5,443	250,759
Vera Bradley, Inc. *	5,909	25,911
VF Corp.	113,032	6,822,612
Vista Outdoor, Inc. *	22,384	383,886
VOXX International Corp. *	12,288	80,118
Vuzix Corp. *(b)	7,800	32,136
Whirlpool Corp.	22,046	3,596,144
Wolverine World Wide, Inc.	27,313	656,605
YETI Holdings, Inc. *	23,396	1,143,830
ZAGG, Inc. *	8,000	22,800
		148,453,691

Consumer Services 1.7%
Accel Entertainment, Inc. *	18,244	145,770
Adtalem Global Education, Inc. *	18,133	622,687
American Public Education, Inc. *	5,600	163,016
Aramark	89,486	1,889,944
Aspen Group, Inc. *	4,985	43,868
BBX Capital Corp.	4,083	56,835
Biglari Holdings, Inc., Class B *	678	44,023
BJ’s Restaurants, Inc.	9,235	185,254
Bloomin’ Brands, Inc.	28,402	327,191
Bluegreen Vacations Corp.	2,223	16,006
Boyd Gaming Corp.	29,221	691,661
Bright Horizons Family Solutions, Inc. *	20,437	2,191,664
Brinker International, Inc.	16,470	442,878
Caesars Entertainment, Inc. *	53,908	1,673,843
Carnival Corp. (b)	167,795	2,328,995
Carriage Services, Inc.	6,911	152,802
Carrols Restaurant Group, Inc. *	10,038	61,633
Century Casinos, Inc. *	7,935	31,978
Chegg, Inc. *	41,802	3,384,708
Chipotle Mexican Grill, Inc. *	9,039	10,441,491
Choice Hotels International, Inc.	10,703	899,480
Churchill Downs, Inc.	12,538	1,736,764
Chuy’s Holdings, Inc. *	5,160	82,096
Collectors Universe, Inc.	2,500	95,150
Cracker Barrel Old Country Store, Inc.	8,495	938,443
Darden Restaurants, Inc.	45,976	3,489,578
Dave & Buster’s Entertainment, Inc. (b)	17,879	220,627
Security	Number of Shares	Value ($)
Del Taco Restaurants, Inc. *	10,395	79,522
Denny’s Corp. *	21,100	187,473
Dine Brands Global, Inc.	5,538	251,591
Domino’s Pizza, Inc.	13,784	5,329,032
DraftKings, Inc., Class A *	86,368	2,882,532
Drive Shack, Inc. *	17,215	30,815
Dunkin’ Brands Group, Inc.	28,781	1,978,118
El Pollo Loco Holdings, Inc. *	6,221	122,927
Everi Holdings, Inc. *	27,873	158,319
Extended Stay America, Inc.	63,483	724,341
Fiesta Restaurant Group, Inc. *	7,980	51,710
Franchise Group, Inc. (b)	3,465	84,893
frontdoor, Inc. *	30,234	1,269,677
Golden Entertainment, Inc. *	6,136	52,463
Graham Holdings Co., Class B	1,524	607,116
Grand Canyon Education, Inc. *	17,002	1,508,757
H&R Block, Inc.	67,923	984,883
Hilton Grand Vacations, Inc. *	29,833	605,610
Hilton Worldwide Holdings, Inc.	97,201	7,294,935
Hyatt Hotels Corp., Class A	12,399	595,152
Inspired Entertainment, Inc. *	6,626	21,866
J Alexander’s Holdings, Inc. *	6,429	25,845
Jack in the Box, Inc.	8,383	688,328
K12, Inc. *	14,172	648,936
Las Vegas Sands Corp.	117,667	5,134,988
Laureate Education, Inc., Class A *	35,961	455,985
Lindblad Expeditions Holdings, Inc. *	7,500	54,375
Marriott International, Inc., Class A	95,115	7,973,015
Marriott Vacations Worldwide Corp.	13,189	1,116,581
McDonald’s Corp.	261,579	50,819,568
MGM Resorts International	174,818	2,812,822
Monarch Casino & Resort, Inc. *	4,320	156,341
Nathan’s Famous, Inc.	842	42,883
Noodles & Co. *	12,000	83,400
Norwegian Cruise Line Holdings Ltd. *	97,376	1,328,209
OneSpaWorld Holdings Ltd.	12,005	66,748
Papa John’s International, Inc.	8,032	760,389
Penn National Gaming, Inc. *	46,170	1,562,854
Perdoceo Education Corp. *	25,565	368,136
Planet Fitness, Inc., Class A *	28,383	1,481,593
Playa Hotels & Resorts N.V. *	16,595	60,240
PlayAGS, Inc. *	10,460	35,355
Potbelly Corp. *	7,813	27,346
RCI Hospitality Holdings, Inc.	2,500	30,200
Red Lion Hotels Corp. *	7,000	16,450
Red Robin Gourmet Burgers, Inc. *	3,624	31,674
Red Rock Resorts, Inc., Class A	25,517	279,666
Regis Corp. *	10,203	78,359
Royal Caribbean Cruises Ltd.	60,186	2,931,660
Ruth’s Hospitality Group, Inc.	8,878	59,438
Scientific Games Corp., Class A *	20,963	368,320
SeaWorld Entertainment, Inc. *	13,437	194,433
Select Interior Concepts, Inc., Class A *	7,504	35,119
Service Corp. International	63,526	2,754,487
ServiceMaster Global Holdings, Inc. *	46,975	1,920,808
Shake Shack, Inc., Class A *	12,805	621,683
Six Flags Entertainment Corp.	28,927	503,041
Starbucks Corp.	410,852	31,442,504
Strategic Education, Inc.	7,719	974,215
Target Hospitality Corp. *	12,493	17,865
Texas Roadhouse, Inc.	22,890	1,286,189
The Cheesecake Factory, Inc. (b)	14,852	356,448
The Wendy’s Co.	63,619	1,474,688
Twin River Worldwide Holdings, Inc.	6,465	139,385
Universal Technical Institute, Inc. *	13,059	97,028
Vail Resorts, Inc.	14,111	2,709,735
Vivint Smart Home, Inc. *	15,548	238,662
Wingstop, Inc.	10,365	1,619,531
WW International, Inc. *	16,524	425,989

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Wyndham Destinations, Inc.	29,925	796,005
Wyndham Hotels & Resorts, Inc.	33,142	1,463,551
Wynn Resorts Ltd.	34,465	2,496,300
XpresSpa Group, Inc. *(b)	10,211	39,414
Yum! Brands, Inc.	105,711	9,624,987
Zovio, Inc. *	21,047	82,925
		197,994,813

Diversified Financials 4.6%
Affiliated Managers Group, Inc.	16,448	1,131,458
AG Mortgage Investment Trust, Inc. (b)	14,385	40,134
AGNC Investment Corp.	194,929	2,651,034
Ally Financial, Inc.	132,803	2,669,340
American Express Co.	231,750	21,626,910
Ameriprise Financial, Inc.	42,837	6,581,048
Annaly Capital Management, Inc.	505,350	3,744,644
Anworth Mortgage Asset Corp.	50,580	91,550
Apollo Commercial Real Estate Finance, Inc.	51,018	474,467
Apollo Global Management, Inc.	72,722	3,570,650
Arbor Realty Trust, Inc.	31,801	324,052
Ares Commercial Real Estate Corp.	10,752	98,166
Ares Management Corp., Class A	26,057	1,040,717
Arlington Asset Investment Corp., Class A	11,092	30,170
ARMOUR Residential REIT, Inc.	22,015	205,620
Artisan Partners Asset Management, Inc., Class A	21,284	771,119
Ashford, Inc. *	868	4,305
Assetmark Financial Holdings, Inc. *	4,688	130,561
Associated Capital Group, Inc., Class A	1,241	50,186
B. Riley Financial, Inc.	6,039	154,055
Berkshire Hathaway, Inc., Class B *	684,579	134,026,877
BGC Partners, Inc., Class A	93,111	257,917
BlackRock, Inc.	54,235	31,185,667
Blackstone Mortgage Trust, Inc., Class A	51,327	1,235,441
Blucora, Inc. *	15,753	185,728
BrightSphere Investment Group, Inc. *	24,528	329,656
Broadmark Realty Capital, Inc.	43,702	402,932
Cannae Holdings, Inc. *	29,875	1,125,690
Capital One Financial Corp.	160,180	10,219,484
Capstead Mortgage Corp.	40,081	246,498
Cboe Global Markets, Inc.	38,795	3,402,322
Cherry Hill Mortgage Investment Corp.	7,830	72,271
Chimera Investment Corp.	69,303	623,034
CME Group, Inc.	126,164	20,965,934
Cohen & Steers, Inc.	7,591	456,826
Colony Credit Real Estate, Inc.	30,690	193,347
Cowen, Inc., Class A	8,211	135,235
Credit Acceptance Corp. *	4,626	2,164,690
Curo Group Holdings Corp.	6,544	45,743
Diamond Hill Investment Group, Inc.	1,017	115,969
Discover Financial Services	108,556	5,365,923
Donnelley Financial Solutions, Inc. *	11,301	97,754
Dynex Capital, Inc.	7,748	119,707
E*TRADE Financial Corp.	78,249	3,972,702
Eaton Vance Corp.	38,920	1,406,569
Elevate Credit, Inc. *	5,396	10,414
Ellington Financial, Inc.	14,178	166,733
Ellington Residential Mortgage REIT	2,688	29,702
Encore Capital Group, Inc. *	10,375	378,999
Enova International, Inc. *	10,313	165,936
Equitable Holdings, Inc.	139,500	2,854,170
Evercore, Inc., Class A	15,059	832,763
Exantas Capital Corp.	9,433	21,036
EZCORP, Inc., Class A *	14,614	83,592
FactSet Research Systems, Inc.	13,214	4,576,008
Federated Hermes, Inc.	34,115	899,271
Security	Number of Shares	Value ($)
FirstCash, Inc.	14,771	851,400
Focus Financial Partners, Inc., Class A *	12,062	445,691
Franklin Resources, Inc.	96,568	2,032,756
GAMCO Investors, Inc., Class A	2,351	27,718
Granite Point Mortgage Trust, Inc.	19,886	135,026
Great Ajax Corp.	5,175	44,609
Great Elm Capital Group, Inc. *	11,791	30,657
Green Dot Corp., Class A *	17,587	891,485
Greenhill & Co., Inc.	6,539	78,337
Hamilton Lane, Inc., Class A	10,109	730,274
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	25,759	902,338
Houlihan Lokey, Inc.	17,123	938,340
Hunt Cos. Finance Trust, Inc.	13,059	28,860
Interactive Brokers Group, Inc., Class A	27,189	1,348,574
Intercontinental Exchange, Inc.	192,507	18,630,827
Invesco Ltd.	135,059	1,355,992
Invesco Mortgage Capital, Inc. (b)	61,827	189,809
Janus Henderson Group plc	54,392	1,136,249
Jefferies Financial Group, Inc.	80,334	1,301,411
KKR & Co., Inc.	197,053	6,969,765
KKR Real Estate Finance Trust, Inc.	8,629	143,673
Ladder Capital Corp. REIT	36,027	279,930
Lazard Ltd., Class A	40,739	1,194,467
Legg Mason, Inc.	28,327	1,416,067
LendingClub Corp. *	20,331	106,128
LendingTree, Inc. *	2,738	948,142
LPL Financial Holdings, Inc.	27,937	2,207,582
MarketAxess Holdings, Inc.	13,363	6,904,662
Marlin Business Services Corp.	4,000	29,360
Medallion Financial Corp. *	10,486	34,499
MFA Financial, Inc.	152,167	400,199
Moelis & Co., Class A	19,623	584,569
Moody’s Corp.	56,733	15,958,993
Morgan Group Holding Co. *	28	343
Morgan Stanley	420,777	20,567,580
Morningstar, Inc.	7,104	1,193,756
MSCI, Inc.	30,014	11,284,664
Nasdaq, Inc.	40,545	5,323,964
Navient Corp.	62,470	497,261
Nelnet, Inc., Class A	7,909	458,722
New Residential Investment Corp.	144,632	1,146,932
New York Mortgage Trust, Inc.	127,968	335,276
Nexpoint Real Estate Finance, Inc.	3,462	55,046
Northern Trust Corp.	73,142	5,730,676
On Deck Capital, Inc. *	20,000	29,200
OneMain Holdings, Inc.	26,737	767,352
Oportun Financial Corp. *	3,745	53,554
Oppenheimer Holdings, Inc., Class A	3,500	74,165
Orchid Island Capital, Inc.	30,714	157,870
PennyMac Mortgage Investment Trust	34,997	659,693
Piper Sandler Cos.	5,280	326,885
PJT Partners, Inc., Class A	7,493	401,100
PRA Group, Inc. *	15,864	627,580
Pzena Investment Management, Inc., Class A	8,430	44,173
Raymond James Financial, Inc.	42,692	2,966,240
Ready Capital Corp.	12,925	103,659
Redwood Trust, Inc.	43,139	307,581
Regional Management Corp. *	3,000	45,570
S&P Global, Inc.	84,777	29,693,144
Safeguard Scientifics, Inc.	7,000	39,830
Santander Consumer USA Holdings, Inc.	33,909	622,569
Sculptor Capital Management, Inc.	5,600	69,608
SEI Investments Co.	43,535	2,278,187
Siebert Financial Corp. *	3,682	12,740
Silvercrest Asset Management Group, Inc., Class A	3,213	35,343
SLM Corp.	132,633	897,925

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Starwood Property Trust, Inc.	97,349	1,455,368
State Street Corp.	123,706	7,891,206
Stifel Financial Corp.	24,979	1,210,982
StoneX Group, Inc. *	6,044	317,189
Synchrony Financial	187,028	4,138,930
T. Rowe Price Group, Inc.	79,980	11,045,238
TD Ameritrade Holding Corp.	92,931	3,335,294
The Bank of New York Mellon Corp.	283,370	10,158,814
The Blackstone Group, Inc., Class A	235,218	12,532,415
The Carlyle Group, Inc.	40,916	1,164,879
The Charles Schwab Corp. (c)	401,482	13,309,128
The Goldman Sachs Group, Inc.	108,946	21,566,950
TPG RE Finance Trust, Inc.	27,845	241,695
Tradeweb Markets, Inc., Class A	27,285	1,475,300
Two Harbors Investment Corp.	95,345	517,723
Victory Capital Holdings, Inc., Class A	3,900	69,225
Virtu Financial, Inc., Class A	26,912	667,418
Virtus Investment Partners, Inc.	2,565	348,635
Voya Financial, Inc.	43,697	2,158,632
Waddell & Reed Financial, Inc., Class A	22,429	327,239
Western Asset Mortgage Capital Corp.	15,107	31,876
Westwood Holdings Group, Inc.	2,653	30,138
WisdomTree Investments, Inc.	38,043	136,955
World Acceptance Corp. *	2,084	154,841
		523,135,373

Energy 2.4%
Abraxas Petroleum Corp. *	81,152	16,393
Adams Resources & Energy, Inc.	1,166	24,684
Altus Midstream Co. *	894	12,123
Amplify Energy Corp.	11,998	14,638
Antero Midstream Corp.	101,003	572,687
Antero Resources Corp. *	74,733	221,210
Apache Corp.	136,421	2,094,062
Arch Resources, Inc.	5,290	164,096
Archrock, Inc.	54,873	365,454
Aspen Aerogels, Inc. *	6,261	39,757
Baker Hughes Co.	233,779	3,621,237
Berry Corp.	15,620	73,492
Bonanza Creek Energy, Inc. *	5,626	102,337
Brigham Minerals, Inc., Class A	9,000	99,720
Bristow Group, Inc. *	2,307	36,935
Cabot Oil & Gas Corp.	141,263	2,641,618
Cactus, Inc., Class A	15,987	361,626
Callon Petroleum Co. *(b)	131,881	150,344
ChampionX Corp. *	68,325	649,771
Cheniere Energy, Inc. *	80,817	3,998,825
Chevron Corp.	657,551	55,194,831
Cimarex Energy Co.	35,644	871,852
Clean Energy Fuels Corp. *	36,000	85,680
CNX Resources Corp. *	67,875	654,994
Comstock Resources, Inc. *	20,824	111,617
Concho Resources, Inc.	69,688	3,661,408
ConocoPhillips	377,750	14,124,072
CONSOL Energy, Inc. *	8,270	48,628
Contango Oil & Gas Co. *	29,038	51,688
Continental Resources, Inc.	28,202	487,613
Core Laboratories N.V.	16,569	353,417
CVR Energy, Inc.	10,411	199,891
Dawson Geophysical Co. *	14,633	26,339
Delek US Holdings, Inc.	26,175	457,539
Devon Energy Corp.	137,057	1,437,728
Diamond S Shipping, Inc. *	8,382	73,594
Diamondback Energy, Inc.	55,715	2,220,800
DMC Global, Inc.	4,394	129,096
Dorian LPG Ltd. *	11,000	93,940
Dril-Quip, Inc. *	11,715	389,992
Earthstone Energy, Inc., Class A *	5,613	14,762
Security	Number of Shares	Value ($)
EOG Resources, Inc.	205,495	9,627,441
EQT Corp.	88,811	1,289,536
Equitrans Midstream Corp.	147,352	1,421,947
Evolution Petroleum Corp.	8,679	22,739
Exterran Corp. *	9,906	49,233
Exxon Mobil Corp.	1,488,903	62,653,038
Falcon Minerals Corp.	13,000	32,630
Forum Energy Technologies, Inc. *	33,550	16,795
Frank’s International N.V. *	42,473	96,838
FTS International, Inc. *	490	2,911
Geospace Technologies Corp. *	7,458	56,308
Goodrich Petroleum Corp. *	3,169	23,609
Green Plains, Inc. *	13,339	172,473
Gulf Island Fabrication, Inc. *	4,500	13,320
Hallador Energy Co.	8,706	5,499
Halliburton Co.	312,162	4,473,281
Helix Energy Solutions Group, Inc. *	52,600	220,394
Helmerich & Payne, Inc.	39,011	695,566
Hess Corp.	92,236	4,538,934
HighPoint Resources Corp. *	33,805	12,217
HollyFrontier Corp.	52,019	1,430,522
Independence Contract Drilling, Inc. *	575	1,926
International Seaways, Inc.	8,633	149,092
ION Geophysical Corp. *	3,676	10,109
Kinder Morgan, Inc.	685,494	9,665,465
KLX Energy Services Holdings, Inc. *	1,729	17,288
Kosmos Energy Ltd.	123,816	199,344
Liberty Oilfield Services, Inc., Class A	16,890	95,428
Lonestar Resources US, Inc., Class A *	6,800	2,583
Magnolia Oil & Gas Corp., Class A *	34,040	203,559
Mammoth Energy Services, Inc. *	4,000	5,560
Marathon Oil Corp.	281,048	1,542,954
Marathon Petroleum Corp.	229,122	8,752,460
Matador Resources Co. *	39,449	342,417
Matrix Service Co. *	8,000	70,040
Montage Resources Corp. *	2,898	12,432
Murphy Oil Corp.	52,194	689,483
Nabors Industries Ltd.	2,588	109,757
NACCO Industries, Inc., Class A	1,900	41,496
National Oilwell Varco, Inc.	142,047	1,634,961
Natural Gas Services Group, Inc. *	4,213	26,879
NCS Multistage Holdings, Inc. *	4,000	2,300
Newpark Resources, Inc. *	27,584	52,134
NexTier Oilfield Solutions, Inc. *	55,546	139,976
Nine Energy Service, Inc. *(b)	4,359	8,108
Noble Energy, Inc.	169,617	1,694,474
Northern Oil & Gas, Inc. *	84,525	67,747
Oasis Petroleum, Inc. *	98,252	62,881
Occidental Petroleum Corp.	321,258	5,056,601
Oceaneering International, Inc. *	40,936	230,060
Oil States International, Inc. *	23,526	105,396
ONEOK, Inc.	155,335	4,335,400
Overseas Shipholding Group, Inc., Class A *	18,500	42,735
Ovintiv, Inc.	94,520	915,899
Pacific Ethanol, Inc. *	22,969	53,977
Panhandle Oil & Gas, Inc., Class A	6,200	13,640
Par Pacific Holdings, Inc. *	12,907	95,641
Parsley Energy, Inc., Class A	110,016	1,207,976
Patterson-UTI Energy, Inc.	66,559	257,916
PBF Energy, Inc., Class A	34,678	301,005
PDC Energy, Inc. *	33,648	479,820
Penn Virginia Corp. *	3,770	37,361
Phillips 66	153,769	9,536,753
Pioneer Natural Resources Co.	58,095	5,630,567
ProPetro Holding Corp. *	32,169	172,748
QEP Resources, Inc.	77,176	113,449
Range Resources Corp.	74,623	482,065
Renewable Energy Group, Inc. *	14,753	406,888

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
REX American Resources Corp. *	1,646	112,175
Ring Energy, Inc. *	20,681	22,749
RPC, Inc. *	17,418	51,731
SandRidge Energy, Inc. *	8,633	11,223
Schlumberger Ltd.	491,463	8,915,139
SEACOR Holdings, Inc. *	7,085	206,032
SEACOR Marine Holdings, Inc. *	10,065	24,760
Select Energy Services, Inc., Class A *	32,143	142,715
SilverBow Resources, Inc. *	1,839	6,565
SM Energy Co.	35,926	105,982
Solaris Oilfield Infrastructure, Inc., Class A	9,189	66,712
Southwestern Energy Co. *	193,835	471,019
Talos Energy, Inc. *	6,353	43,264
Targa Resources Corp.	81,708	1,493,622
TechnipFMC plc	147,197	1,181,992
Tellurian, Inc. *(b)	28,096	25,056
TETRA Technologies, Inc. *	33,023	22,228
The Williams Cos., Inc.	427,321	8,174,651
Tidewater, Inc. *	12,517	77,856
Torchlight Energy Resources, Inc. *	33,032	10,593
Transocean Ltd. *	195,370	398,555
U.S. Well Services, Inc. *	10,920	4,325
Uranium Energy Corp. *	39,550	38,296
VAALCO Energy, Inc. *	20,055	23,063
Valero Energy Corp.	144,227	8,109,884
W&T Offshore, Inc. *	25,000	56,500
World Fuel Services Corp.	22,400	527,072
WPX Energy, Inc. *	142,630	851,501
		269,057,731

Food & Staples Retailing 1.4%
BJ’s Wholesale Club Holdings, Inc. *	44,224	1,771,171
Casey’s General Stores, Inc.	13,124	2,089,210
Costco Wholesale Corp.	155,338	50,567,179
Grocery Outlet Holding Corp. *	21,935	964,921
HF Foods Group, Inc. *	11,138	98,683
Ingles Markets, Inc., Class A	6,108	245,847
Natural Grocers by Vitamin Cottage, Inc.	2,400	37,992
Performance Food Group Co. *	46,046	1,290,209
PriceSmart, Inc.	8,304	542,832
Rite Aid Corp. *	19,024	288,404
SpartanNash, Co.	13,213	277,803
Sprouts Farmers Market, Inc. *	42,873	1,130,990
Sysco Corp.	179,621	9,492,970
The Andersons, Inc.	12,706	180,679
The Chefs’ Warehouse, Inc. *	9,323	107,494
The Kroger Co.	275,499	9,584,610
U.S. Foods Holding Corp. *	77,897	1,581,309
United Natural Foods, Inc. *	18,511	367,443
Village Super Market, Inc., Class A	3,931	99,258
Walgreens Boots Alliance, Inc.	258,932	10,541,122
Walmart, Inc.	498,112	64,455,693
Weis Markets, Inc.	5,868	292,344
		156,008,163

Food, Beverage & Tobacco 3.2%
22nd Century Group, Inc. *	28,273	22,401
Alico, Inc.	475	14,336
Altria Group, Inc.	653,752	26,901,895
Archer-Daniels-Midland Co.	196,746	8,426,631
B&G Foods, Inc.	23,882	690,429
Beyond Meat, Inc. *	3,777	475,524
Brown-Forman Corp., Class A	19,538	1,235,583
Brown-Forman Corp., Class B	63,988	4,436,928
Bunge Ltd.	50,281	2,184,207
Cal-Maine Foods, Inc. *	10,307	452,941
Security	Number of Shares	Value ($)
Calavo Growers, Inc.	6,736	389,139
Campbell Soup Co.	59,685	2,958,585
Celsius Holdings, Inc. *	12,799	187,761
Coca-Cola Consolidated, Inc.	1,696	389,334
Conagra Brands, Inc.	171,747	6,431,925
Constellation Brands, Inc., Class A	59,186	10,546,945
Craft Brew Alliance, Inc. *	3,000	44,430
Darling Ingredients, Inc. *	57,811	1,614,661
Farmer Brothers Co. *	4,500	22,410
Flowers Foods, Inc.	68,235	1,552,346
Fresh Del Monte Produce, Inc.	11,734	264,954
Freshpet, Inc. *	12,038	1,156,250
General Mills, Inc.	212,808	13,464,362
Hormel Foods Corp.	97,746	4,971,362
Hostess Brands, Inc. *	43,750	554,750
Ingredion, Inc.	23,705	2,050,482
J&J Snack Foods Corp.	5,365	660,592
John B. Sanfilippo & Son, Inc.	3,617	318,911
Kellogg Co.	87,602	6,043,662
Keurig Dr Pepper, Inc.	118,992	3,639,965
Lamb Weston Holdings, Inc.	51,279	3,080,842
Lancaster Colony Corp.	7,092	1,124,720
Landec Corp. *	9,100	85,904
Limoneira Co.	4,500	60,660
McCormick & Co., Inc. - Non Voting Shares	43,551	8,488,090
MGP Ingredients, Inc.	4,637	168,184
Molson Coors Beverage Co., Class B	66,668	2,501,383
Mondelez International, Inc., Class A	502,519	27,884,779
Monster Beverage Corp. *	131,539	10,323,181
National Beverage Corp. *	4,003	256,792
New Age Beverages Corp. *(b)	25,010	56,773
PepsiCo, Inc.	488,330	67,223,508
Philip Morris International, Inc.	548,147	42,103,171
Pilgrim’s Pride Corp. *	17,681	271,403
Post Holdings, Inc. *	22,968	2,038,180
RiceBran Technologies *	12,444	9,358
Sanderson Farms, Inc.	7,034	784,256
Seaboard Corp.	95	256,809
Seneca Foods Corp., Class A *	2,000	78,360
The Alkaline Water Co., Inc. *	16,336	32,999
The Boston Beer Co., Inc., Class A *	3,436	2,784,672
The Coca-Cola Co.	1,360,562	64,272,949
The Hain Celestial Group, Inc. *	27,410	931,392
The Hershey Co.	51,994	7,560,448
The JM Smucker Co.	39,885	4,361,425
The Kraft Heinz Co.	218,498	7,511,961
The Simply Good Foods Co. *	28,499	685,116
Tootsie Roll Industries, Inc.	6,110	193,687
TreeHouse Foods, Inc. *	20,033	877,846
Turning Point Brands, Inc.	4,184	137,570
Tyson Foods, Inc., Class A	103,971	6,389,018
Universal Corp.	9,019	380,241
Vector Group Ltd.	41,360	364,795
		365,384,173

Health Care Equipment & Services 6.7%
1Life Healthcare, Inc. *	7,549	223,526
Abbott Laboratories	622,485	62,646,890
ABIOMED, Inc. *	15,773	4,730,954
Acadia Healthcare Co., Inc. *	30,729	916,031
Accelerate Diagnostics, Inc. *(b)	10,300	149,659
Accuray, Inc. *	28,423	63,383
AdaptHealth Corp. *	3,358	65,414
Addus HomeCare Corp. *	4,546	438,280
Align Technology, Inc. *	25,291	7,431,002
Allscripts Healthcare Solutions, Inc. *	53,720	483,480
Alphatec Holdings, Inc. *	17,902	88,973

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Amedisys, Inc. *	11,265	2,637,812
American Renal Associates Holdings, Inc. *	4,023	25,948
AmerisourceBergen Corp.	52,025	5,212,385
AMN Healthcare Services, Inc. *	15,960	876,842
AngioDynamics, Inc. *	11,450	94,577
Antares Pharma, Inc. *	62,307	162,621
Anthem, Inc.	88,727	24,293,453
Apollo Medical Holdings, Inc. *	11,327	189,727
Apyx Medical Corp. *	8,600	38,614
AtriCure, Inc. *	16,264	663,734
Atrion Corp.	475	294,548
Avanos Medical, Inc. *	17,115	524,917
AxoGen, Inc. *	11,943	135,792
Axonics Modulation Technologies, Inc. *	6,671	282,584
Baxter International, Inc.	179,000	15,462,020
Becton, Dickinson & Co.	103,815	29,207,312
Bellerophon Therapeutics, Inc. *	4,176	53,620
Beyond Air, Inc. *(b)	8,170	50,736
BioLife Solutions, Inc. *	6,771	130,883
BioSig Technologies, Inc. *	8,008	72,232
BioTelemetry, Inc. *	12,185	518,594
Boston Scientific Corp. *	502,774	19,391,993
Brookdale Senior Living, Inc. *	69,175	191,615
Cantel Medical Corp.	13,357	631,118
Capital Senior Living Corp. *	1,618	1,048
Cardinal Health, Inc.	103,305	5,642,519
Cardiovascular Systems, Inc. *	11,626	354,360
Castlight Health, Inc., Class B *	20,805	22,886
Centene Corp. *	204,286	13,329,661
Cerner Corp.	107,270	7,449,902
Cerus Corp. *	57,125	407,301
Change Healthcare, Inc. *	79,446	926,340
Chembio Diagnostics, Inc. *(b)	7,487	41,403
Chemed Corp.	5,540	2,726,733
Cigna Corp. *	129,703	22,398,411
Co-Diagnostics, Inc. *(b)	7,865	188,760
Community Health Systems, Inc. *	34,809	173,349
Computer Programs & Systems, Inc.	3,700	91,316
Conformis, Inc. *	21,969	16,505
CONMED Corp.	10,244	845,540
CorVel Corp. *	3,002	238,629
Covetrus, Inc. *	33,231	736,399
Cross Country Healthcare, Inc. *	14,856	96,341
CryoLife, Inc. *	12,053	233,949
CryoPort, Inc. *	14,093	467,042
Cutera, Inc. *	4,219	60,036
CVS Health Corp.	459,737	28,935,847
CytoSorbents Corp. *	9,756	93,414
Danaher Corp.	221,394	45,120,097
DaVita, Inc. *	30,057	2,626,681
DENTSPLY SIRONA, Inc.	76,941	3,431,569
DexCom, Inc. *	32,571	14,185,973
Edwards Lifesciences Corp. *	218,033	17,095,968
Ekso Bionics Holdings, Inc. *	1,406	9,167
Electromed, Inc. *	3,981	66,045
Encompass Health Corp.	35,123	2,391,174
Envista Holdings Corp. *	56,582	1,237,448
Enzo Biochem, Inc. *	13,471	32,061
Evolent Health, Inc., Class A *	22,871	266,447
Five Star Senior Living, Inc. *	5,708	25,914
FONAR Corp. *	1,870	46,039
Fulgent Genetics, Inc. *	5,517	145,373
Genesis Healthcare, Inc. *	32,553	28,572
GenMark Diagnostics, Inc. *	23,488	419,496
Glaukos Corp. *	14,090	615,733
Globus Medical, Inc., Class A *	27,392	1,319,747
Guardant Health, Inc. *	18,223	1,552,235
Haemonetics Corp. *	18,086	1,585,419
Security	Number of Shares	Value ($)
Hanger, Inc. *	13,820	241,297
HCA Healthcare, Inc.	92,577	11,723,951
Health Catalyst, Inc. *	3,066	107,003
HealthEquity, Inc. *	26,867	1,385,263
HealthStream, Inc. *	7,648	167,912
Henry Schein, Inc. *	50,582	3,476,501
Heska Corp. *	3,412	328,303
Hill-Rom Holdings, Inc.	23,290	2,264,254
HMS Holdings Corp. *	32,631	1,060,508
Hologic, Inc. *	90,716	6,330,162
HTG Molecular Diagnostics, Inc. *	18,640	12,375
Humana, Inc.	46,504	18,250,495
ICAD, Inc. *	5,445	50,203
ICU Medical, Inc. *	6,955	1,277,842
IDEXX Laboratories, Inc. *	29,848	11,872,042
InfuSystem Holdings, Inc. *	4,288	52,356
Inogen, Inc. *	6,823	209,466
Inovalon Holdings, Inc., Class A *	28,884	679,641
Inspire Medical Systems, Inc. *	5,414	537,935
Insulet Corp. *	23,179	4,713,681
Integer Holdings Corp. *	11,589	762,209
Integra LifeSciences Holdings Corp. *	25,697	1,227,032
IntriCon Corp. *	4,256	45,965
Intuitive Surgical, Inc. *	41,030	28,123,603
Invacare Corp.	9,218	64,895
iRadimed Corp. *	1,334	29,722
iRhythm Technologies, Inc. *	9,782	1,217,663
Laboratory Corp. of America Holdings *	34,419	6,640,113
Lantheus Holdings, Inc. *	23,570	317,724
LeMaitre Vascular, Inc.	5,247	153,895
LHC Group, Inc. *	10,507	2,050,021
LivaNova plc *	17,771	827,062
Livongo Health, Inc. *	5,021	638,922
Magellan Health, Inc. *	7,831	580,825
Masimo Corp. *	17,507	3,853,641
McKesson Corp.	57,114	8,576,238
MEDNAX, Inc. *	29,765	594,705
Medtronic plc	472,069	45,545,217
Meridian Bioscience, Inc. *	14,540	356,085
Merit Medical Systems, Inc. *	20,268	906,385
Mesa Laboratories, Inc.	1,318	312,287
Milestone Scientific, Inc. *(b)	21,743	41,964
Misonix, Inc. *	7,008	87,109
Molina Healthcare, Inc. *	20,962	3,871,681
National HealthCare Corp.	3,965	235,204
National Research Corp.	3,945	225,615
Natus Medical, Inc. *	13,282	246,780
Neogen Corp. *	18,220	1,398,749
Neuronetics, Inc. *	8,872	23,688
Nevro Corp. *	12,083	1,606,556
NextGen Healthcare, Inc. *	16,383	239,519
NuVasive, Inc. *	17,797	1,016,921
Omnicell, Inc. *	15,517	1,090,690
Ontrak, Inc. *(b)	2,607	99,744
OptimizeRx Corp. *	3,035	42,945
Option Care Health, Inc. *	11,326	133,420
OraSure Technologies, Inc. *	25,771	467,744
Orthofix Medical, Inc. *	6,531	200,567
OrthoPediatrics Corp. *	3,885	163,908
Owens & Minor, Inc.	25,718	413,545
Patterson Cos., Inc.	31,422	834,568
Penumbra, Inc. *	11,799	2,618,316
PetIQ, Inc. *	6,200	226,238
Phreesia, Inc. *	6,618	198,937
Premier, Inc., Class A *	23,402	818,368
Progyny, Inc. *	3,526	93,880
Psychemedics Corp.	2,969	13,687
Pulse Biosciences, Inc. *(b)	2,908	29,807
Quest Diagnostics, Inc.	47,066	5,980,677

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Quidel Corp. *	13,463	3,802,894
R1 RCM, Inc. *	36,442	498,162
RadNet, Inc. *	14,117	224,319
Repro-Med Systems, Inc. *	4,895	51,055
ResMed, Inc.	50,795	10,286,495
Rockwell Medical, Inc. *(b)	13,042	22,432
Schrodinger, Inc. *	5,017	363,130
SeaSpine Holdings Corp. *	7,349	68,860
Select Medical Holdings Corp. *	39,510	752,270
Senseonics Holdings, Inc. *	26,000	12,420
Sensus Healthcare, Inc. *	5,903	17,178
Sharps Compliance Corp. *	7,560	57,834
Shockwave Medical, Inc. *	3,909	192,792
SI-BONE, Inc. *	6,811	116,468
Sientra, Inc. *	12,323	46,827
Silk Road Medical, Inc. *	4,622	214,738
Simulations Plus, Inc.	4,349	306,170
SmileDirectClub, Inc. *(b)	20,803	175,785
Soliton, Inc. *	4,273	27,518
STAAR Surgical Co. *	10,272	597,728
Stereotaxis, Inc. *	16,205	62,389
STERIS plc	30,106	4,805,821
Stryker Corp.	113,412	21,922,540
Surgalign Holdings, Inc. *	18,100	50,861
Surgery Partners, Inc. *	5,591	85,375
Surmodics, Inc. *	4,200	198,618
Tabula Rasa HealthCare, Inc. *	7,830	440,046
Tactile Systems Technology, Inc. *	6,321	259,035
Tandem Diabetes Care, Inc. *	19,918	2,080,634
Teladoc Health, Inc. *	26,328	6,256,323
Teleflex, Inc.	16,332	6,093,469
Tenet Healthcare Corp. *	37,243	984,705
The Cooper Cos., Inc.	17,415	4,927,226
The Ensign Group, Inc.	17,784	817,886
The Joint Corp. *	3,340	48,230
The Pennant Group, Inc. *	8,273	207,321
The Providence Service Corp. *	4,117	333,518
Tivity Health, Inc. *	16,969	222,633
TransMedics Group, Inc. *	4,281	77,315
Triple-S Management Corp., Class B *	6,987	135,967
U.S. Physical Therapy, Inc.	5,147	427,510
UnitedHealth Group, Inc.	333,773	101,059,789
Universal Health Services, Inc., Class B	27,729	3,047,417
Utah Medical Products, Inc.	1,365	111,248
Vapotherm, Inc. *	6,833	356,956
Varex Imaging Corp. *	14,217	222,923
Varian Medical Systems, Inc. *	31,789	4,536,926
Veeva Systems, Inc., Class A *	47,365	12,531,358
ViewRay, Inc. *	38,091	105,512
Vocera Communications, Inc. *	10,583	325,639
VolitionRX Ltd. *	15,384	49,690
West Pharmaceutical Services, Inc.	25,983	6,986,049
Wright Medical Group N.V. *	44,821	1,345,526
Zimmer Biomet Holdings, Inc.	73,120	9,860,963
Zynex, Inc. *(b)	5,451	104,223
		754,963,060

Household & Personal Products 1.8%
BellRing Brands, Inc., Class A *	13,740	273,014
Central Garden & Pet Co. *	4,210	159,391
Central Garden & Pet Co., Class A *	13,239	458,731
Church & Dwight Co., Inc.	86,646	8,346,609
Colgate-Palmolive Co.	301,619	23,284,987
Coty, Inc., Class A	100,228	371,846
Edgewell Personal Care Co. *	18,438	551,112
elf Beauty, Inc. *	10,527	188,012
Energizer Holdings, Inc.	22,274	1,116,596
Herbalife Nutrition Ltd. *	33,181	1,700,194
Security	Number of Shares	Value ($)
Inter Parfums, Inc.	5,865	239,820
Kimberly-Clark Corp.	119,810	18,215,912
Lifevantage Corp. *	5,280	67,795
Medifast, Inc.	3,897	651,306
Natural Health Trends Corp.	2,166	11,436
Nature’s Sunshine Products, Inc. *	5,329	50,679
Nu Skin Enterprises, Inc., Class A	18,865	846,095
Oil-Dri Corp. of America	1,600	55,632
Revlon, Inc., Class A *(b)	3,255	20,572
Reynolds Consumer Products, Inc.	17,830	607,290
Spectrum Brands Holdings, Inc.	14,158	766,797
The Clorox Co.	43,990	10,404,075
The Estee Lauder Cos., Inc., Class A	79,098	15,625,019
The Procter & Gamble Co.	871,519	114,273,571
USANA Health Sciences, Inc. *	4,282	347,613
Veru, Inc. *	15,200	43,016
WD-40 Co.	5,025	987,664
		199,664,784

Insurance 2.1%
Aflac, Inc.	252,534	8,982,634
Alleghany Corp.	5,021	2,622,569
Ambac Financial Group, Inc. *	15,031	192,397
American Equity Investment Life Holding Co.	31,647	805,416
American Financial Group, Inc.	26,238	1,594,483
American International Group, Inc.	303,035	9,739,545
American National Group, Inc.	3,761	276,998
AMERISAFE, Inc.	7,229	458,752
Aon plc, Class A	81,174	16,658,528
Arch Capital Group Ltd. *	142,774	4,390,300
Argo Group International Holdings Ltd.	11,607	388,951
Arthur J. Gallagher & Co.	66,526	7,150,880
Assurant, Inc.	21,297	2,288,789
Assured Guaranty Ltd.	30,928	675,158
Athene Holding Ltd., Class A *	41,102	1,325,540
Axis Capital Holdings Ltd.	29,897	1,199,468
Benefytt Technologies, Inc. *	3,371	104,231
Brighthouse Financial, Inc. *	33,696	954,945
Brown & Brown, Inc.	81,791	3,719,037
BRP Group, Inc., Class A *	5,914	103,199
Chubb Ltd.	158,827	20,209,147
Cincinnati Financial Corp.	53,349	4,157,488
Citizens, Inc. *	22,044	126,533
CNA Financial Corp.	9,550	318,015
CNO Financial Group, Inc.	51,690	780,519
Crawford & Co., Class A	4,938	36,196
Crawford & Co., Class B	5,800	38,570
Donegal Group, Inc., Class A	5,782	80,832
eHealth, Inc. *	8,839	611,128
Employers Holdings, Inc.	11,759	382,403
Enstar Group Ltd. *	5,294	889,127
Erie Indemnity Co., Class A	6,443	1,353,803
Everest Re Group Ltd.	14,237	3,114,913
FBL Financial Group, Inc., Class A	3,305	114,948
FedNat Holding Co.	4,085	38,236
Fidelity National Financial, Inc.	101,834	3,295,348
First American Financial Corp.	38,843	1,981,381
Genworth Financial, Inc., Class A *	174,782	356,555
Global Indemnity Ltd.	2,000	45,700
Globe Life, Inc.	34,249	2,726,220
Goosehead Insurance, Inc., Class A *	4,086	422,206
Greenlight Capital Re Ltd., Class A *	12,115	78,263
Hallmark Financial Services, Inc. *	9,052	25,708
HCI Group, Inc.	2,926	130,558
Heritage Insurance Holdings, Inc.	9,756	115,804
Horace Mann Educators Corp.	14,260	535,891
Independence Holding Co.	2,346	77,559

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Investors Title Co.	416	47,873
James River Group Holdings Ltd.	11,384	527,307
Kemper Corp.	21,510	1,688,965
Kingstone Cos., Inc.	2,696	14,558
Kinsale Capital Group, Inc.	7,444	1,450,836
Lincoln National Corp.	68,394	2,549,044
Loews Corp.	85,664	3,119,026
Maiden Holdings Ltd. *	18,900	26,649
Markel Corp. *	4,829	5,044,084
Marsh & McLennan Cos., Inc.	179,085	20,881,311
MBIA, Inc. *	23,883	191,303
Mercury General Corp.	9,807	420,818
MetLife, Inc.	270,719	10,246,714
National General Holdings Corp.	21,670	736,563
National Western Life Group, Inc., Class A	704	137,132
NI Holdings, Inc. *	2,860	47,133
Old Republic International Corp.	100,464	1,614,456
Palomar Holdings, Inc. *	6,261	571,880
Primerica, Inc.	14,322	1,713,771
Principal Financial Group, Inc.	88,859	3,770,287
ProAssurance Corp.	18,940	278,418
ProSight Global, Inc. *	4,459	35,048
Protective Insurance Corp., Class B	4,607	58,970
Prudential Financial, Inc.	139,262	8,825,033
Reinsurance Group of America, Inc.	24,215	2,064,329
RenaissanceRe Holdings Ltd.	17,754	3,202,467
RLI Corp.	13,764	1,213,021
Safety Insurance Group, Inc.	5,451	412,477
Selective Insurance Group, Inc.	20,690	1,124,295
State Auto Financial Corp.	5,500	85,305
Stewart Information Services Corp.	9,355	392,442
The Allstate Corp.	110,036	10,386,298
The Hanover Insurance Group, Inc.	13,210	1,345,835
The Hartford Financial Services Group, Inc.	127,020	5,375,486
The Progressive Corp.	205,612	18,574,988
The Travelers Cos., Inc.	88,999	10,183,266
Third Point Reinsurance Ltd. *	32,236	251,118
Tiptree, Inc.	7,504	37,895
Trupanion, Inc. *	11,100	561,327
United Fire Group, Inc.	8,730	221,480
United Insurance Holdings Corp.	6,439	47,649
Universal Insurance Holdings, Inc.	9,563	167,448
Unum Group	71,355	1,229,447
W.R. Berkley Corp.	49,902	3,081,449
White Mountains Insurance Group Ltd.	1,071	942,619
Willis Towers Watson plc	45,418	9,538,234
		240,110,925

Materials 2.7%
Advanced Emissions Solutions, Inc.	5,901	24,548
AdvanSix, Inc. *	8,959	111,540
AgroFresh Solutions, Inc. *	10,000	24,400
Air Products & Chemicals, Inc.	77,544	22,226,437
Albemarle Corp.	37,466	3,089,446
Alcoa Corp. *	64,376	836,888
Allegheny Technologies, Inc. *	43,781	380,457
Amcor plc *	557,617	5,743,455
American Vanguard Corp.	9,646	129,835
Amyris, Inc. *(b)	27,872	119,292
AptarGroup, Inc.	22,484	2,590,157
Arconic Corp. *	33,829	551,074
Ashland Global Holdings, Inc.	20,800	1,569,984
Avery Dennison Corp.	29,123	3,300,801
Avient Corp.	32,939	787,242
Axalta Coating Systems Ltd. *	73,084	1,622,465
Balchem Corp.	11,652	1,168,229
Security	Number of Shares	Value ($)
Ball Corp.	115,122	8,476,433
Berry Global Group, Inc. *	46,380	2,318,536
Boise Cascade Co.	12,963	603,946
Cabot Corp.	21,091	769,400
Carpenter Technology Corp.	16,523	369,454
Celanese Corp.	40,973	3,982,576
Century Aluminum Co. *	14,114	122,933
CF Industries Holdings, Inc.	75,316	2,359,650
Chase Corp.	2,673	268,797
Clearwater Paper Corp. *	5,366	198,113
Cleveland-Cliffs, Inc.	143,210	741,828
Coeur Mining, Inc. *	86,224	683,756
Commercial Metals Co.	41,029	848,480
Compass Minerals International, Inc.	11,822	602,213
Contura Energy, Inc. *	6,988	27,742
Corteva, Inc. *	263,685	7,530,844
Crown Holdings, Inc. *	47,004	3,364,546
Domtar Corp.	19,344	406,031
Dow, Inc. *	261,769	10,748,235
DuPont de Nemours, Inc.	258,381	13,818,216
Eagle Materials, Inc.	14,491	1,162,613
Eastman Chemical Co.	47,813	3,568,284
Ecolab, Inc.	86,970	16,270,348
Element Solutions, Inc. *	76,011	825,479
Ferro Corp. *	30,061	351,413
Flotek Industries, Inc. *	16,539	22,824
FMC Corp.	45,784	4,855,393
Forterra, Inc. *	9,076	117,897
Freeport-McMoRan, Inc.	510,786	6,599,355
FutureFuel Corp.	9,399	123,879
GCP Applied Technologies, Inc. *	19,258	439,468
Gold Resource Corp.	19,195	84,266
Graphic Packaging Holding Co.	101,329	1,412,526
Greif, Inc., Class A	10,164	353,606
H.B. Fuller Co.	17,701	802,563
Hawkins, Inc.	3,679	189,579
Haynes International, Inc.	3,574	65,619
Hecla Mining Co.	183,136	1,010,911
Huntsman Corp.	70,940	1,312,390
Ingevity Corp. *	14,839	867,785
Innospec, Inc.	9,038	679,386
International Flavors & Fragrances, Inc.	37,766	4,756,628
International Paper Co.	138,098	4,804,429
Intrepid Potash, Inc. *	27,197	24,643
Kaiser Aluminum Corp.	6,075	376,346
Koppers Holdings, Inc. *	6,542	164,662
Kraton Corp. *	9,654	126,950
Kronos Worldwide, Inc.	6,230	70,025
Linde plc	184,728	45,278,680
Livent Corp. *	54,430	341,276
Loop Industries, Inc. *(b)	4,729	48,661
Louisiana-Pacific Corp.	40,157	1,271,772
LSB Industries, Inc. *	5,600	5,880
LyondellBasell Industries N.V., Class A	90,824	5,678,316
Marrone Bio Innovations, Inc. *	27,730	30,780
Martin Marietta Materials, Inc.	21,920	4,541,386
Materion Corp.	7,145	410,266
McEwen Mining, Inc. *	126,062	173,966
Mercer International, Inc.	14,607	108,822
Minerals Technologies, Inc.	12,903	604,893
Myers Industries, Inc.	14,310	215,509
Neenah, Inc.	6,513	290,545
NewMarket Corp.	2,533	949,394
Newmont Corp.	282,368	19,539,866
Northern Technologies International Corp.	3,248	28,030
Nucor Corp.	106,887	4,483,910
O-I Glass, Inc. *	56,848	593,493
Olin Corp.	56,546	635,577

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Olympic Steel, Inc.	2,550	26,979
P.H. Glatfelter Co.	17,901	285,163
Packaging Corp. of America	33,364	3,206,948
PPG Industries, Inc.	82,867	8,920,633
PQ Group Holdings, Inc. *	13,423	164,700
Quaker Chemical Corp.	4,697	911,218
Ranpak Holdings Corp. *	8,300	67,811
Rayonier Advanced Materials, Inc.	17,736	51,612
Reliance Steel & Aluminum Co.	22,565	2,217,237
Resolute Forest Products, Inc. *	28,000	84,840
Royal Gold, Inc.	22,993	3,217,410
RPM International, Inc.	45,054	3,675,956
Ryerson Holding Corp. *	4,659	26,230
Schnitzer Steel Industries, Inc., Class A	9,050	166,520
Schweitzer-Mauduit International, Inc.	10,032	326,341
Sealed Air Corp.	55,282	1,972,462
Sensient Technologies Corp.	14,680	766,443
Silgan Holdings, Inc.	26,115	998,899
Sonoco Products Co.	35,418	1,832,527
Steel Dynamics, Inc.	74,842	2,051,419
Stepan Co.	7,314	798,689
Summit Materials, Inc., Class A *	39,293	578,393
SunCoke Energy, Inc.	29,816	95,113
Synalloy Corp. *	2,200	15,620
Tecnoglass, Inc.	4,997	24,735
The Chemours Co.	59,723	1,106,667
The Mosaic Co.	124,176	1,672,651
The Scotts Miracle-Gro Co.	13,703	2,172,885
The Sherwin-Williams Co.	28,403	18,402,872
TimkenSteel Corp. *	10,796	39,621
Trecora Resources *	10,224	58,788
Tredegar Corp.	8,263	131,216
Trinseo S.A.	14,067	305,254
Tronox Holdings plc, Class A *	35,242	268,544
UFP Technologies, Inc. *	3,202	138,134
United States Lime & Minerals, Inc.	1,011	91,202
United States Steel Corp. (b)	77,769	517,941
Universal Stainless & Alloy Products, Inc. *	1,800	12,942
US Concrete, Inc. *	6,497	161,256
Valvoline, Inc.	63,880	1,310,818
Venator Materials plc *	13,280	22,974
Verso Corp., Class A	11,750	143,467
Vulcan Materials Co.	46,597	5,471,420
W.R. Grace & Co.	19,891	917,572
Warrior Met Coal, Inc.	18,646	296,844
Westlake Chemical Corp.	12,523	682,503
WestRock Co.	90,051	2,418,770
Worthington Industries, Inc.	13,511	505,582
		308,522,089

Media & Entertainment 8.2%
Activision Blizzard, Inc.	270,631	22,362,240
Alphabet, Inc., Class A *	105,607	157,137,936
Alphabet, Inc., Class C *	102,983	152,719,670
Altice USA, Inc., Class A *	97,423	2,629,447
AMC Entertainment Holdings, Inc., Class A (b)	22,090	89,244
AMC Networks, Inc., Class A *	14,615	337,607
ANGI Homeservices, Inc., Class A *(b)	22,425	354,091
Boston Omaha Corp., Class A *	2,600	41,340
Cable One, Inc.	1,861	3,391,784
Cardlytics, Inc. *	7,425	493,168
Cargurus, Inc. *	24,433	705,869
Cars.com, Inc. *	21,136	171,624
Central European Media Enterprises Ltd., Class A *	38,514	153,286
Charter Communications, Inc., Class A *	53,032	30,758,560
Security	Number of Shares	Value ($)
Cinedigm Corp., Class A *	23,490	33,356
Cinemark Holdings, Inc.	37,192	439,981
Clear Channel Outdoor Holdings, Inc. *	120,149	110,117
Comcast Corp., Class A	1,603,049	68,610,497
comScore, Inc. *	18,690	56,070
Cumulus Media, Inc., Class A *	6,971	27,396
Daily Journal Corp. *	427	121,268
DHI Group, Inc. *	17,016	42,540
Discovery, Inc., Class A *	55,751	1,176,346
Discovery, Inc., Class C *	111,036	2,104,132
DISH Network Corp., Class A *	91,731	2,945,482
Electronic Arts, Inc. *	101,405	14,360,976
Emerald Holding, Inc.	7,527	20,473
Entercom Communications Corp., Class A	55,637	77,892
Entravision Communications Corp., Class A	23,831	31,457
Eventbrite, Inc., Class A *	12,976	110,556
EverQuote, Inc., Class A *	3,535	192,481
Facebook, Inc., Class A *	846,463	214,722,269
Fluent, Inc. *	13,431	24,444
Fox Corp., Class A	118,974	3,065,960
Fox Corp., Class B *	57,388	1,478,889
Gaia, Inc. *	3,400	31,212
Gannett Co., Inc.	55,113	81,567
Glu Mobile, Inc. *	45,278	427,424
Gray Television, Inc. *	28,501	408,704
Hemisphere Media Group, Inc. *	4,890	43,032
IAC/InterActiveCorp *	25,868	3,425,441
IHeartMedia, Inc., Class A *	20,035	167,493
John Wiley & Sons, Inc., Class A	15,690	530,793
Lee Enterprises, Inc. *	15,450	13,352
Liberty Broadband Corp., Class A *	8,502	1,147,855
Liberty Broadband Corp., Class C *	53,891	7,397,618
Liberty Media Corp. - Liberty Braves, Class A *	2,953	55,841
Liberty Media Corp. - Liberty Braves, Class C *	12,455	232,286
Liberty Media Corp. - Liberty Formula One, Class A *	8,605	284,739
Liberty Media Corp. - Liberty Formula One, Class C *	73,219	2,594,881
Liberty Media Corp. - Liberty SiriusXM, Class A *	29,393	1,022,582
Liberty Media Corp. - Liberty SiriusXM, Class C *	58,719	2,054,578
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	61,437
Lions Gate Entertainment Corp., Class A *	23,373	179,037
Lions Gate Entertainment Corp., Class B *	34,368	244,356
Live Nation Entertainment, Inc. *	50,398	2,359,130
LiveXLive Media, Inc. *	8,492	25,731
Loral Space & Communications, Inc.	4,480	81,402
Madison Square Garden Entertainment Corp. *	6,349	449,890
Madison Square Garden Sports Corp. *	6,349	975,778
Marchex, Inc., Class B *	10,570	16,489
Match Group, Inc. *	75,453	7,748,990
MDC Partners, Inc., Class A *	9,467	20,922
Meredith Corp.	14,298	205,319
MSG Networks, Inc., Class A *	16,477	157,026
National CineMedia, Inc.	18,547	45,811
Netflix, Inc. *	154,753	75,655,647
News Corp., Class A	136,807	1,740,185
News Corp., Class B	41,136	524,895
Nexstar Media Group, Inc., Class A	16,002	1,402,575

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Omnicom Group, Inc.	75,542	4,058,872
Pinterest, Inc., Class A *	41,675	1,429,036
QuinStreet, Inc. *	14,714	171,786
Reading International, Inc., Class A *	4,446	19,385
Roku, Inc. *	32,082	4,969,181
Saga Communications, Inc., Class A	1,496	34,976
Scholastic Corp.	10,758	257,439
Sciplay Corp., Class A *	8,602	125,761
Sinclair Broadcast Group, Inc., Class A	19,623	404,234
Sirius XM Holdings, Inc.	477,799	2,809,458
Snap, Inc., Class A *	290,372	6,510,140
Take-Two Interactive Software, Inc. *	40,354	6,618,863
TechTarget, Inc. *	9,109	330,566
TEGNA, Inc.	77,751	915,907
The E.W. Scripps Co., Class A	18,724	213,079
The Interpublic Group of Cos., Inc.	135,456	2,444,981
The Marcus Corp.	7,772	107,331
The Meet Group, Inc. *	20,844	129,858
The New York Times Co., Class A	50,827	2,345,158
The Walt Disney Co.	635,787	74,348,932
Travelzoo *	3,496	21,430
Tribune Publishing Co.	7,731	75,377
TripAdvisor, Inc.	37,467	757,957
TrueCar, Inc. *	39,721	149,351
Twitter, Inc. *	276,284	10,056,738
ViacomCBS, Inc., Class B	194,689	5,075,542
Warner Music Group Corp., Class A *	27,905	841,336
WideOpenWest, Inc. *	13,374	73,022
World Wrestling Entertainment, Inc., Class A	15,955	743,663
Yelp, Inc. *	23,968	598,721
Zillow Group, Inc., Class A *	13,467	916,968
Zillow Group, Inc., Class C *	48,331	3,305,357
Zynga, Inc., Class A *	337,235	3,315,020
		927,087,891

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
10X Genomics, Inc., Class A *	4,107	404,006
89bio, Inc. *	2,363	71,788
AbbVie, Inc.	619,793	58,824,554
Abeona Therapeutics, Inc. *	16,276	46,387
ACADIA Pharmaceuticals, Inc. *	40,201	1,671,156
Acceleron Pharma, Inc. *	18,033	1,788,333
AcelRx Pharmaceuticals, Inc. *	28,438	30,997
Acer Therapeutics, Inc. *	1,495	5,576
Aclaris Therapeutics, Inc. *	20,505	44,086
Acorda Therapeutics, Inc. *	15,538	9,770
Actinium Pharmaceuticals, Inc. *	80,219	46,230
Adamis Pharmaceuticals Corp. *	16,516	19,489
Adaptive Biotechnologies Corp. *	8,629	322,034
ADMA Biologics, Inc. *	23,778	84,887
Aduro Biotech, Inc. *	28,735	81,033
Adverum Biotechnologies, Inc. *	22,126	371,053
Aeglea BioTherapeutics, Inc. *	18,334	125,588
Aerie Pharmaceuticals, Inc. *	16,193	187,191
Aerpio Pharmaceuticals, Inc. *	12,835	16,044
Agenus, Inc. *	55,732	169,425
AgeX Therapeutics, Inc. *	10,645	11,284
Agile Therapeutics, Inc. *	31,320	78,300
Agilent Technologies, Inc.	108,322	10,434,658
Agios Pharmaceuticals, Inc. *	21,377	968,806
AIM ImmunoTech, Inc. *	20,316	59,323
Aimmune Therapeutics, Inc. *	15,127	199,828
Akcea Therapeutics, Inc. *	4,993	54,124
Akebia Therapeutics, Inc. *	51,571	576,048
Akero Therapeutics, Inc. *	3,951	138,720
Albireo Pharma, Inc. *	5,648	159,612
Aldeyra Therapeutics, Inc. *	6,642	42,708
Security	Number of Shares	Value ($)
Alector, Inc. *	13,729	215,133
Alexion Pharmaceuticals, Inc. *	77,922	7,986,226
Alimera Sciences, Inc. *	2,627	15,420
Alkermes plc *	55,175	993,702
Allakos, Inc. *	8,598	645,452
Allena Pharmaceuticals, Inc. *	6,539	8,108
Allogene Therapeutics, Inc. *	22,110	810,774
Alnylam Pharmaceuticals, Inc. *	40,043	5,836,668
Altimmune, Inc. *	4,335	115,224
AMAG Pharmaceuticals, Inc. *	9,201	87,916
Amgen, Inc.	206,840	50,607,543
Amicus Therapeutics, Inc. *	90,148	1,302,639
Amneal Pharmaceuticals, Inc. *	43,587	188,732
Amphastar Pharmaceuticals, Inc. *	12,144	243,123
Ampio Pharmaceuticals, Inc. *(b)	73,284	76,215
AnaptysBio, Inc. *	7,720	138,651
Anavex Life Sciences Corp. *	15,874	66,988
ANI Pharmaceuticals, Inc. *	3,733	110,534
Anika Therapeutics, Inc. *	4,606	167,658
Anixa Biosciences, Inc. *	9,149	25,434
Apellis Pharmaceuticals, Inc. *	17,605	455,793
Applied Genetic Technologies Corp. *	12,820	67,690
Applied Therapeutics, Inc. *	3,257	84,031
Aprea Therapeutics, Inc. *	2,294	62,924
Aptinyx, Inc. *	17,590	66,314
Aquestive Therapeutics, Inc. *(b)	11,077	58,265
Aravive, Inc. *	1,524	8,976
Arcturus Therapeutics Holding *	5,481	286,273
Arcus Biosciences, Inc. *	14,657	288,450
Arcutis Biotherapeutics, Inc. *(b)	4,374	116,786
Ardelyx, Inc. *	23,062	130,300
Arena Pharmaceuticals, Inc. *	19,533	1,199,131
Arrowhead Pharmaceuticals, Inc. *	36,228	1,560,340
Arvinas, Inc. *	5,515	173,723
Assembly Biosciences, Inc. *	11,682	259,340
Assertio Holdings, Inc. *	18,832	16,960
Atara Biotherapeutics, Inc. *	21,018	260,413
Athenex, Inc. *	18,260	193,739
Athersys, Inc. *(b)	66,911	171,292
Atreca, Inc. Class A *	3,759	48,679
Avantor, Inc. *	94,683	2,090,601
AVEO Pharmaceuticals, Inc. *	2,862	12,192
Avid Bioservices, Inc. *	13,897	103,116
Avrobio, Inc. *	9,553	161,923
Axcella Health, Inc. *	10,482	47,064
Axsome Therapeutics, Inc. *	9,355	667,292
Baudax Bio, Inc. *(b)	2,350	8,272
Beam Therapeutics, Inc. *	5,492	106,215
Bio-Rad Laboratories, Inc., Class A *	7,505	3,939,299
Bio-Techne Corp.	13,480	3,709,157
BioCryst Pharmaceuticals, Inc. *	51,140	208,140
BioDelivery Sciences International, Inc. *	25,796	108,085
Biogen, Inc. *	57,268	15,730,947
Biohaven Pharmaceutical Holding Co., Ltd. *	16,183	1,036,359
BioMarin Pharmaceutical, Inc. *	63,965	7,663,647
BioSpecifics Technologies Corp. *	2,891	181,150
Bioxcel Therapeutics, Inc. *	3,606	163,568
Black Diamond Therapeutics, Inc. *	5,042	140,268
Bluebird Bio, Inc. *	22,701	1,377,951
Blueprint Medicines Corp. *	18,802	1,375,930
BrainStorm Cell Therapeutics, Inc. *	11,287	152,939
Bridgebio Pharma, Inc. *	7,785	219,070
Bristol-Myers Squibb Co.	795,950	46,690,427
Bruker Corp.	36,256	1,617,743
Cabaletta Bio, Inc. *	4,700	53,721
Calithera Biosciences, Inc. *	23,390	109,933
Cara Therapeutics, Inc. *	16,617	273,183
CareDx, Inc. *	13,780	459,563

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CASI Pharmaceuticals, Inc. *	25,215	48,665
Castle Biosciences, Inc. *	1,117	43,250
Catabasis Pharmaceuticals, Inc. *	13,893	80,302
Catalent, Inc. *	57,433	5,016,198
Catalyst Biosciences, Inc. *	5,715	29,204
Catalyst Pharmaceuticals, Inc. *	28,204	121,277
CEL-SCI Corp. *(b)	14,273	178,555
Celcuity, Inc. *	2,500	13,250
Celldex Therapeutics, Inc. *	8,808	90,634
Cellular Biomedicine Group, Inc. *	2,900	38,193
Celsion Corp. *	17,195	18,915
Cerecor, Inc. *	5,381	14,690
Charles River Laboratories International, Inc. *	17,375	3,457,451
Checkpoint Therapeutics, Inc. *	29,706	66,839
ChemoCentryx, Inc. *	17,047	898,547
Chiasma, Inc. *	22,407	97,919
Chimerix, Inc. *	15,000	46,650
ChromaDex Corp. *	12,690	64,211
Cidara Therapeutics, Inc. *(b)	19,932	72,752
Clearside Biomedical, Inc. *	26,575	43,583
Clovis Oncology, Inc. *(b)	33,097	191,632
Codexis, Inc. *	17,581	207,983
Cohbar, Inc. *	14,681	21,875
Coherus Biosciences, Inc. *	19,857	349,285
Collegium Pharmaceutical, Inc. *	11,957	188,681
Concert Pharmaceuticals, Inc. *	10,357	96,009
Constellation Pharmaceuticals, Inc. *	5,973	160,614
ContraFect Corp. *	3,915	21,767
Corbus Pharmaceuticals Holdings, Inc. *	21,103	132,316
Corcept Therapeutics, Inc. *	35,050	523,997
CorMedix, Inc. *(b)	5,920	26,344
Cortexyme, Inc. *	1,589	63,322
Crinetics Pharmaceuticals, Inc. *	8,974	124,559
Cue Biopharma, Inc. *	8,970	169,623
Cyclerion Therapeutics, Inc. *	5,131	19,600
Cymabay Therapeutics, Inc. *	20,365	72,296
Cytokinetics, Inc. *	22,346	483,121
CytomX Therapeutics, Inc. *	15,748	110,393
Deciphera Pharmaceuticals, Inc. *	6,645	308,129
Denali Therapeutics, Inc. *	25,902	606,625
Dicerna Pharmaceuticals, Inc. *	21,946	471,839
Durect Corp. *	60,997	119,554
Dyadic International, Inc. *(b)	9,040	78,467
Dynavax Technologies Corp. *	38,144	309,348
Eagle Pharmaceuticals, Inc. *	3,241	150,350
Editas Medicine, Inc. *	21,531	632,150
Eidos Therapeutics, Inc. *	2,511	100,691
Eiger BioPharmaceuticals, Inc. *	10,377	104,289
Elanco Animal Health, Inc. *	142,129	3,358,508
Eli Lilly & Co.	296,277	44,527,470
Eloxx Pharmaceuticals, Inc. *	6,055	16,893
Emergent BioSolutions, Inc. *	15,694	1,745,801
Enanta Pharmaceuticals, Inc. *	5,853	268,360
Endo International plc *	76,529	266,321
Enochian Biosciences, Inc. *(b)	7,176	27,628
Epizyme, Inc. *	28,073	388,530
Esperion Therapeutics, Inc. *(b)	8,439	317,560
Eton Pharmaceuticals, Inc. *(b)	16,755	111,923
Evofem Biosciences, Inc. *	5,166	15,446
Evolus, Inc. *(b)	10,566	34,445
Exact Sciences Corp. *	50,426	4,777,863
Exelixis, Inc. *	109,476	2,527,801
Exicure, Inc. *	16,798	37,628
EyePoint Pharmaceuticals, Inc. *	14,600	10,366
Fate Therapeutics, Inc. *	24,581	768,648
FibroGen, Inc. *	29,051	1,175,694
Five Prime Therapeutics, Inc. *	14,036	82,812
Flexion Therapeutics, Inc. *	17,854	242,279
Security	Number of Shares	Value ($)
Fluidigm Corp. *	20,340	143,194
Forte Biosciences, Inc. *	353	6,654
Fortress Biotech, Inc. *	29,965	83,153
Frequency Therapeutics, Inc. *	3,548	75,005
Fulcrum Therapeutics, Inc. *	3,029	48,070
G1 Therapeutics, Inc. *	10,022	147,023
Galectin Therapeutics, Inc. *(b)	8,013	20,914
Geron Corp. *	124,831	198,481
Gilead Sciences, Inc.	440,872	30,653,830
Global Blood Therapeutics, Inc. *	21,893	1,477,340
GlycoMimetics, Inc. *	11,422	45,003
Gossamer Bio, Inc. *	19,746	235,372
Gritstone Oncology, Inc. *	3,670	11,762
Halozyme Therapeutics, Inc. *	41,819	1,137,059
Harpoon Therapeutics, Inc. *	3,414	37,588
Harrow Health, Inc. *	6,848	37,527
Harvard Bioscience, Inc. *	7,316	22,753
Heron Therapeutics, Inc. *	27,636	450,190
Homology Medicines, Inc. *	10,003	131,539
Horizon Therapeutics plc *	67,284	4,117,108
iBio, Inc. *(b)	38,315	170,119
Idera Pharmaceuticals, Inc. *	6,495	12,925
IGM Biosciences, Inc. *	4,378	220,038
Illumina, Inc. *	51,707	19,760,347
IMARA, Inc. *	2,286	46,154
ImmunoGen, Inc. *	60,129	247,130
Immunomedics, Inc. *	73,545	3,105,805
Immunovant, Inc. *	9,764	220,764
Incyte Corp. *	63,037	6,225,534
Infinity Pharmaceuticals, Inc. *	29,948	26,504
Innoviva, Inc. *	25,683	347,876
Inovio Pharmaceuticals, Inc. *(b)	53,171	1,033,644
Insmed, Inc. *	35,278	921,461
Intellia Therapeutics, Inc. *	16,250	289,413
Intercept Pharmaceuticals, Inc. *	8,908	406,561
Intersect ENT, Inc. *	10,273	176,593
Intra-Cellular Therapies, Inc. *	20,345	403,340
Invitae Corp. *	40,342	1,177,986
Ionis Pharmaceuticals, Inc. *	44,734	2,574,889
Iovance Biotherapeutics, Inc. *	46,865	1,362,366
IQVIA Holdings, Inc. *	62,520	9,902,543
Ironwood Pharmaceuticals, Inc. *	57,811	530,127
IVERIC bio, Inc. *	9,361	37,538
Jazz Pharmaceuticals plc *	19,521	2,113,148
Johnson & Johnson	927,474	135,188,610
Jounce Therapeutics, Inc. *	8,460	38,747
Kadmon Holdings, Inc. *	57,518	210,516
Kala Pharmaceuticals, Inc. *	16,458	144,008
KalVista Pharmaceuticals, Inc. *	3,000	29,490
Karuna Therapeutics, Inc. *	3,629	296,852
Karyopharm Therapeutics, Inc. *	23,124	371,140
Keros Therapeutics, Inc. *	3,046	97,777
Kezar Life Sciences, Inc. *	11,085	48,441
Kindred Biosciences, Inc. *	18,803	61,862
Kiniksa Pharmaceuticals Ltd., Class A *	6,056	118,213
Kodiak Sciences, Inc. *	9,164	424,568
Krystal Biotech, Inc. *	4,398	181,593
Kura Oncology, Inc. *	15,348	252,321
La Jolla Pharmaceutical Co. *(b)	9,862	39,251
Lannett Co., Inc. *	8,800	52,360
Lexicon Pharmaceuticals, Inc. *(b)	18,214	35,335
Ligand Pharmaceuticals, Inc. *	5,614	657,849
Lineage Cell Therapeutics, Inc. *	66,180	54,268
Liquidia Technologies, Inc. *	2,763	15,279
Luminex Corp.	14,584	530,858
MacroGenics, Inc. *	17,720	450,088
Madrigal Pharmaceuticals, Inc. *	3,520	361,187
Magenta Therapeutics, Inc. *	7,928	55,655
MannKind Corp. *	76,925	120,003

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marinus Pharmaceuticals, Inc. *	22,321	37,499
Marker Therapeutics, Inc. *(b)	8,200	16,482
Matinas BioPharma Holdings, Inc. *	35,096	27,442
MediciNova, Inc. *	10,435	64,906
Medpace Holdings, Inc. *	9,670	1,154,114
MEI Pharma, Inc. *	32,178	89,294
Menlo Therapeutics, Inc. *	56,167	90,429
Merck & Co., Inc.	888,648	71,305,116
Merrimack Pharmaceuticals, Inc.	7,188	23,864
Mersana Therapeutics, Inc. *	18,829	374,321
Mettler-Toledo International, Inc. *	8,402	7,855,870
Minerva Neurosciences, Inc. *	8,467	29,508
Mirati Therapeutics, Inc. *	13,516	1,639,626
Mirum Pharmaceuticals, Inc. *(b)	4,255	93,950
Moderna, Inc. *	104,137	7,716,552
Molecular Templates, Inc. *	8,381	91,940
Momenta Pharmaceuticals, Inc. *	40,861	1,204,991
Morphic Holding, Inc. *	3,280	73,833
Mustang Bio, Inc. *	12,479	38,435
Mylan N.V. *	184,311	2,969,250
MyoKardia, Inc. *	18,771	1,691,830
Myriad Genetics, Inc. *	24,574	296,608
NanoString Technologies, Inc. *	13,381	483,188
NantKwest, Inc. *(b)	10,488	117,256
Natera, Inc. *	23,891	1,147,246
Nektar Therapeutics *	62,015	1,374,252
NeoGenomics, Inc. *	38,645	1,477,398
Neoleukin Therapeutics, Inc. *	9,946	96,277
Neos Therapeutics, Inc. *	21,090	14,164
Neubase Therapeutics, Inc. *	6,234	46,350
Neurocrine Biosciences, Inc. *	32,815	3,949,613
NextCure, Inc. *	2,706	24,138
NGM Biopharmaceuticals, Inc. *	1,468	26,850
Novavax, Inc. *	20,564	2,942,708
Ocular Therapeutix, Inc. *	21,913	171,798
Odonate Therapeutics, Inc. *	4,197	152,645
Omeros Corp. *(b)	19,743	253,303
Oncocyte Corp. *	9,386	12,671
OPKO Health, Inc. *	147,982	762,107
Optinose, Inc. *	5,946	30,295
Organogenesis Holdings, Inc. *	6,071	22,341
Organovo Holdings, Inc. *	33,744	22,234
Orgenesis, Inc. *	9,467	52,258
ORIC Pharmaceuticals, Inc. *(b)	3,386	67,957
Otonomy, Inc. *	8,686	30,488
Ovid therapeutics, Inc. *	8,556	55,186
Oyster Point Pharma, Inc. *	4,006	89,614
Pacific Biosciences of California, Inc. *	47,700	177,921
Pacira BioSciences, Inc. *	14,769	776,997
Palatin Technologies, Inc. *	56,900	32,809
Paratek Pharmaceuticals, Inc. *	17,405	76,060
Passage Bio, Inc. *	5,390	84,300
PDL BioPharma, Inc. *	45,080	143,354
PerkinElmer, Inc.	38,792	4,612,757
Perrigo Co., plc	48,431	2,567,812
Personalis, Inc. *	5,665	98,628
Pfenex, Inc. *	8,600	60,974
Pfizer, Inc.	1,955,465	75,246,293
PhaseBio Pharmaceuticals, Inc. *	8,241	32,964
Phathom Pharmaceuticals, Inc. *	4,189	139,326
Phibro Animal Health Corp., Class A	6,184	143,438
Pieris Pharmaceuticals, Inc. *	19,437	49,953
PolarityTE, Inc. *	4,800	7,584
PPD, Inc. *	22,294	654,775
PRA Health Sciences, Inc. *	22,616	2,409,961
Precigen, Inc. *(b)	32,517	136,897
Prestige Consumer Healthcare, Inc. *	18,007	669,680
Prevail Therapeutics, Inc. *	4,126	61,766
Principia Biopharma, Inc. *	6,309	527,432
Security	Number of Shares	Value ($)
Protagonist Therapeutics, Inc. *	8,380	131,817
Proteostasis Therapeutics, Inc. *	7,700	11,319
Prothena Corp. plc *	14,018	171,580
Provention Bio, Inc. *	10,886	113,106
PTC Therapeutics, Inc. *	22,415	1,038,487
Puma Biotechnology, Inc. *	12,061	124,349
Quanterix Corp. *	4,871	157,382
Radius Health, Inc. *	14,153	177,620
Rapt Therapeutics, Inc. *	2,130	46,008
Reata Pharmaceuticals, Inc., Class A *	9,487	1,401,230
Recro Pharma, Inc. *	5,876	24,033
Regeneron Pharmaceuticals, Inc. *	35,406	22,379,070
REGENXBIO, Inc. *	10,810	357,811
Relmada Therapeutics, Inc. *	4,357	158,464
Repligen Corp. *	16,663	2,514,613
Replimune Group, Inc. *	3,655	72,990
resTORbio, Inc. *	5,465	13,608
Retrophin, Inc. *	18,117	360,166
Revance Therapeutics, Inc. *	17,210	404,091
REVOLUTION Medicines, Inc. *	7,430	179,212
Rhythm Pharmaceuticals, Inc. *	10,913	209,748
Rigel Pharmaceuticals, Inc. *	48,200	110,860
Rocket Pharmaceuticals, Inc. *	14,208	334,314
Royalty Pharma plc, Class A *	27,240	1,172,682
Rubius Therapeutics, Inc. *	14,159	69,521
Sage Therapeutics, Inc. *	19,758	900,372
Sangamo Therapeutics, Inc. *	39,121	423,680
Sarepta Therapeutics, Inc. *	26,257	4,030,975
Satsuma Pharmaceuticals, Inc. *	2,719	64,196
Savara, Inc. *	8,700	17,313
Scholar Rock Holding Corp. *	4,699	53,052
scPharmaceuticals, Inc. *	7,411	55,583
SCYNEXIS, Inc. *	11,044	71,565
Seattle Genetics, Inc. *	40,872	6,795,787
Selecta Biosciences, Inc. *	14,661	34,893
Seres Therapeutics, Inc. *	14,438	53,998
Sesen Bio, Inc. *	11,000	11,440
SIGA Technologies, Inc. *	17,097	109,763
Sorrento Therapeutics, Inc. *(b)	60,796	542,300
Spectrum Pharmaceuticals, Inc. *	35,369	105,753
Spero Therapeutics, Inc. *	4,404	51,527
Spring Bank Pharmaceuticals, Inc. *	3,900	6,045
SpringWorks Therapeutics, Inc. *	3,476	148,182
Stoke Therapeutics, Inc. *	3,770	94,966
Strongbridge Biopharma plc *	27,016	91,044
Supernus Pharmaceuticals, Inc. *	20,133	448,261
Sutro Biopharma, Inc. *	12,078	93,846
Syndax Pharmaceuticals, Inc. *	8,335	117,607
Syneos Health, Inc. *	21,529	1,343,194
Synlogic, Inc. *	4,700	10,622
Syros Pharmaceuticals, Inc. *	15,634	148,367
T2 Biosystems, Inc. *(b)	47,515	78,875
TCR2 Therapeutics, Inc. *	5,730	95,978
Teligent, Inc. *	1,289	2,758
TG Therapeutics, Inc. *	34,100	667,678
TherapeuticsMD, Inc. *(b)	66,164	122,403
Theravance Biopharma, Inc. *	16,642	323,188
Thermo Fisher Scientific, Inc.	138,939	57,513,799
Translate Bio, Inc. *	17,999	273,405
Trevena, Inc. *	31,860	73,915
Tricida, Inc. *	9,420	126,040
Turning Point Therapeutics, Inc. *	6,980	413,425
Twist Bioscience Corp. *	11,079	620,867
Tyme Technologies, Inc. *(b)	21,100	25,109
Ultragenyx Pharmaceutical, Inc. *	19,808	1,548,193
United Therapeutics Corp. *	15,502	1,728,008
UNITY Biotechnology, Inc. *	12,594	118,761
Urovant Sciences Ltd. *	3,443	28,026
Vanda Pharmaceuticals, Inc. *	17,728	178,698

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Vaxart, Inc. *	20,634	193,753
VBI Vaccines, Inc. *	82,952	337,615
Veracyte, Inc. *	16,005	570,898
Verastem, Inc. *	47,595	63,777
Vericel Corp. *	16,052	264,697
Verrica Pharmaceuticals, Inc. *	6,711	44,024
Vertex Pharmaceuticals, Inc. *	91,330	24,841,760
Viela Bio, Inc. *	4,212	154,201
Viking Therapeutics, Inc. *	20,063	140,842
Voyager Therapeutics, Inc. *	7,809	86,446
Waters Corp. *	21,761	4,638,357
WaVe Life Sciences Ltd. *	6,065	53,251
X4 Pharmaceuticals, Inc. *	6,559	48,668
XBiotech, Inc. *	5,316	77,295
Xencor, Inc. *	18,297	550,557
Xeris Pharmaceuticals, Inc. *(b)	12,101	34,609
XOMA Corp. *(b)	3,231	53,958
Y-mAbs Therapeutics, Inc. *	5,713	200,698
Zentalis Pharmaceuticals, Inc. *	3,997	137,897
ZIOPHARM Oncology, Inc. *	62,109	184,464
Zoetis, Inc.	167,183	25,358,317
Zogenix, Inc. *	18,300	435,357
Zynerba Pharmaceuticals, Inc. *(b)	9,398	35,243
		916,843,013

Real Estate 3.5%
Acadia Realty Trust	30,302	364,836
Agree Realty Corp.	18,856	1,262,786
Alexander & Baldwin, Inc.	25,298	299,022
Alexander’s, Inc.	799	201,180
Alexandria Real Estate Equities, Inc.	44,303	7,865,998
Alpine Income Property Trust, Inc.	4,139	58,112
Altisource Portfolio Solutions S.A. *	3,227	43,339
American Assets Trust, Inc.	19,079	515,133
American Campus Communities, Inc.	47,775	1,702,701
American Finance Trust, Inc.	38,891	284,099
American Homes 4 Rent, Class A	89,911	2,607,419
American Tower Corp.	155,883	40,746,257
Americold Realty Trust	70,306	2,836,847
Apartment Investment & Management Co., Class A	51,415	1,995,930
Apple Hospitality REIT, Inc.	73,680	649,858
Armada Hoffler Properties, Inc.	20,207	194,795
Ashford Hospitality Trust, Inc.	2,633	10,321
AvalonBay Communities, Inc.	49,497	7,578,981
Bluerock Residential Growth REIT, Inc.	7,000	50,680
Boston Properties, Inc.	50,761	4,522,297
Braemar Hotels & Resorts, Inc.	9,906	24,171
Brandywine Realty Trust	62,660	678,608
Brixmor Property Group, Inc.	104,089	1,198,064
BRT Apartments Corp.	3,343	34,500
Camden Property Trust	34,062	3,093,170
CareTrust REIT, Inc.	33,592	605,328
CatchMark Timber Trust, Inc., Class A	18,210	177,730
CBL & Associates Properties, Inc. *	72,502	13,253
CBRE Group, Inc., Class A *	116,812	5,117,534
Cedar Realty Trust, Inc.	49,168	39,998
Chatham Lodging Trust	15,396	80,213
City Office REIT, Inc.	20,326	175,820
Clipper Realty, Inc.	4,400	29,392
Colony Capital, Inc.	172,207	330,637
Columbia Property Trust, Inc.	41,944	501,650
Community Healthcare Trust, Inc.	7,003	320,247
CoreCivic, Inc.	45,253	403,204
CorEnergy Infrastructure Trust, Inc.	5,381	47,138
CorePoint Lodging, Inc.	11,164	62,407
CoreSite Realty Corp.	14,197	1,832,123
Corporate Office Properties Trust	39,086	1,034,997
Security	Number of Shares	Value ($)
Cousins Properties, Inc.	52,451	1,611,295
Crown Castle International Corp.	146,383	24,402,046
CTO Realty Growth, Inc.	2,000	79,280
CubeSmart	68,353	2,028,034
CyrusOne, Inc.	40,086	3,343,974
DiamondRock Hospitality Co.	72,760	336,151
Digital Realty Trust, Inc.	94,568	15,181,947
Diversified Healthcare Trust	84,248	328,146
Douglas Emmett, Inc.	56,936	1,659,115
Duke Realty Corp.	129,199	5,192,508
Easterly Government Properties, Inc.	26,264	642,155
EastGroup Properties, Inc.	13,652	1,811,074
Empire State Realty Trust, Inc., Class A	51,702	341,233
EPR Properties	27,148	777,247
Equinix, Inc.	31,081	24,413,504
Equity Commonwealth	41,788	1,319,247
Equity LifeStyle Properties, Inc.	63,822	4,360,319
Equity Residential	122,571	6,573,483
Essential Properties Realty Trust, Inc.	33,828	544,631
Essex Property Trust, Inc.	22,930	5,061,568
eXp World Holdings, Inc. *	10,600	210,622
Extra Space Storage, Inc.	45,025	4,652,883
Farmland Partners, Inc.	14,823	102,427
Federal Realty Investment Trust	24,821	1,893,842
First Industrial Realty Trust, Inc.	45,112	1,981,319
Forestar Group, Inc. *	4,926	85,269
Four Corners Property Trust, Inc.	26,666	671,983
Franklin Street Properties Corp.	43,069	226,112
Front Yard Residential Corp.	16,297	141,295
FRP Holdings, Inc. *	2,400	93,888
Gaming & Leisure Properties, Inc.	72,088	2,610,306
Getty Realty Corp.	14,273	422,909
Gladstone Commercial Corp.	15,450	281,190
Gladstone Land Corp.	6,594	106,032
Global Medical REIT, Inc.	15,239	181,192
Global Net Lease, Inc.	32,094	534,365
Griffin Industrial Realty, Inc.	1,332	65,534
Healthcare Realty Trust, Inc.	47,394	1,388,644
Healthcare Trust of America, Inc., Class A	76,123	2,101,756
Healthpeak Properties, Inc.	190,621	5,202,047
Hersha Hospitality Trust	12,806	60,957
Highwoods Properties, Inc.	36,440	1,397,110
Host Hotels & Resorts, Inc.	248,577	2,679,660
Hudson Pacific Properties, Inc.	54,632	1,287,676
Independence Realty Trust, Inc.	38,374	441,301
Industrial Logistics Properties Trust	24,598	519,264
Innovative Industrial Properties, Inc.	7,517	783,497
Investors Real Estate Trust	4,576	330,845
Invitation Homes, Inc.	192,004	5,725,559
Iron Mountain, Inc.	101,336	2,856,662
iStar, Inc.	26,151	303,613
JBG SMITH Properties	41,886	1,215,113
Jernigan Capital, Inc.	8,486	118,889
Jones Lang LaSalle, Inc.	18,217	1,801,843
Kennedy-Wilson Holdings, Inc.	41,765	619,793
Kilroy Realty Corp.	37,104	2,162,050
Kimco Realty Corp.	153,020	1,706,173
Kite Realty Group Trust	30,129	297,373
Lamar Advertising Co., Class A	30,457	2,001,939
Lexington Realty Trust	97,707	1,133,401
Life Storage, Inc.	16,520	1,621,108
LTC Properties, Inc.	13,932	517,574
Mack-Cali Realty Corp.	32,057	462,262
Marcus & Millichap, Inc. *	8,253	224,812
Maui Land & Pineapple Co., Inc. *	3,129	32,573
Medical Properties Trust, Inc.	185,276	3,729,606
Mid-America Apartment Communities, Inc.	40,134	4,783,571

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Monmouth Real Estate Investment Corp.	32,076	462,857
National Health Investors, Inc.	15,304	948,848
National Retail Properties, Inc.	60,303	2,137,741
National Storage Affiliates Trust	21,647	667,161
New Century Financial Corp. *(a)	3,600	—
New Senior Investment Group, Inc.	31,775	108,035
Newmark Group, Inc., Class A	51,828	210,940
NexPoint Residential Trust, Inc.	7,312	279,538
Office Properties Income Trust	17,468	439,320
Omega Healthcare Investors, Inc.	79,914	2,587,615
One Liberty Properties, Inc.	6,134	104,094
Outfront Media, Inc.	49,316	710,644
Paramount Group, Inc.	68,880	491,114
Park Hotels & Resorts, Inc.	84,207	696,392
Pebblebrook Hotel Trust	46,661	494,607
Pennsylvania Real Estate Investment Trust	18,917	22,322
Physicians Realty Trust	70,159	1,265,668
Piedmont Office Realty Trust, Inc., Class A	45,430	736,420
Plymouth Industrial REIT, Inc.	6,969	92,479
Postal Realty Trust, Inc., Class A	4,154	61,147
PotlatchDeltic Corp.	24,056	1,029,837
Preferred Apartment Communities, Inc., Class A	15,145	109,498
Prologis, Inc.	259,342	27,339,834
PS Business Parks, Inc.	7,180	990,481
Public Storage	52,684	10,530,478
QTS Realty Trust, Inc., Class A	21,162	1,522,606
Rafael Holdings, Inc., Class B *	3,200	44,704
Rayonier, Inc.	48,805	1,355,803
RE/MAX Holdings, Inc., Class A	6,136	198,622
Realogy Holdings Corp.	39,454	357,453
Realty Income Corp.	121,313	7,284,846
Redfin Corp. *	31,321	1,302,327
Regency Centers Corp.	59,993	2,461,513
Retail Opportunity Investments Corp.	40,733	442,768
Retail Properties of America, Inc., Class A	78,447	498,923
Retail Value, Inc.	4,935	62,477
Rexford Industrial Realty, Inc.	43,025	2,019,163
RLJ Lodging Trust	59,027	472,806
RPT Realty	25,122	156,259
Ryman Hospitality Properties, Inc.	19,998	640,336
Sabra Health Care REIT, Inc.	73,938	1,089,846
Safehold, Inc.	4,707	237,374
Saul Centers, Inc.	4,700	144,337
SBA Communications Corp.	39,210	12,215,483
Seritage Growth Properties, Class A *(b)	12,504	116,412
Service Properties Trust	55,854	374,222
Simon Property Group, Inc.	108,133	6,742,093
SITE Centers Corp.	51,954	380,823
SL Green Realty Corp.	27,075	1,258,988
Sotherly Hotels, Inc.	6,858	14,676
Spirit Realty Capital, Inc.	36,948	1,273,228
STAG Industrial, Inc.	51,854	1,690,440
STORE Capital Corp.	78,944	1,870,183
Stratus Properties, Inc. *	3,398	64,902
Summit Hotel Properties, Inc.	33,342	172,712
Sun Communities, Inc.	34,610	5,189,077
Sunstone Hotel Investors, Inc.	78,056	583,859
Tanger Factory Outlet Centers, Inc. (b)	34,601	222,484
Taubman Centers, Inc.	21,237	822,297
Tejon Ranch Co. *	8,332	119,564
Terreno Realty Corp.	23,859	1,449,673
The GEO Group, Inc.	41,833	444,685
The Howard Hughes Corp. *	16,115	857,157
The Macerich Co. (b)	40,077	305,788
The RMR Group, Inc., Class A	5,078	146,043
Security	Number of Shares	Value ($)
The St. Joe Co. *	12,244	252,349
Trinity Place Holdings, Inc. *	12,207	16,235
UDR, Inc.	102,355	3,705,251
UMH Properties, Inc.	15,491	190,539
Uniti Group, Inc.	70,885	701,762
Universal Health Realty Income Trust	4,654	323,825
Urban Edge Properties	39,017	408,898
Urstadt Biddle Properties, Inc., Class A	12,971	127,246
Ventas, Inc.	131,873	5,058,648
VEREIT, Inc.	384,584	2,503,642
VICI Properties, Inc.	164,876	3,579,458
Vornado Realty Trust	55,086	1,901,569
Washington Real Estate Investment Trust	29,116	651,034
Weingarten Realty Investors	42,722	728,837
Welltower, Inc.	147,583	7,904,545
Weyerhaeuser Co.	263,594	7,330,549
Whitestone REIT	16,023	105,752
WP Carey, Inc.	59,943	4,278,132
Xenia Hotels & Resorts, Inc.	39,452	314,038
		400,571,902

Retailing 7.6%
1-800-Flowers.com, Inc., Class A *	9,456	267,132
Aaron’s, Inc.	23,978	1,251,172
Abercrombie & Fitch Co., Class A	21,254	204,676
Advance Auto Parts, Inc.	24,408	3,664,617
Amazon.com, Inc. *	147,501	466,793,465
America’s Car-Mart, Inc. *	1,960	186,514
American Eagle Outfitters, Inc.	53,009	530,090
Asbury Automotive Group, Inc. *	6,543	655,281
At Home Group, Inc. *	19,985	248,214
AutoNation, Inc. *	20,397	1,047,182
AutoZone, Inc. *	8,198	9,898,429
Barnes & Noble Education, Inc. *	22,732	48,192
Bed Bath & Beyond, Inc. (b)	44,734	484,022
Best Buy Co., Inc.	79,599	7,927,264
Big 5 Sporting Goods Corp.	12,274	68,734
Big Lots, Inc.	14,465	569,053
Blue Apron Holdings, Inc., Class A *(b)	3,119	37,334
Booking Holdings, Inc. *	14,399	23,933,010
Boot Barn Holdings, Inc. *	10,141	196,330
Build-A-Bear Workshop, Inc. *	6,224	14,689
Burlington Stores, Inc. *	23,164	4,354,832
Caleres, Inc.	13,090	82,598
Camping World Holdings, Inc., Class A	12,348	452,184
CarMax, Inc. *	56,904	5,517,981
CarParts.com, Inc. *	11,951	164,266
Carvana Co. *	19,488	3,019,666
Chewy, Inc., Class A *	19,040	999,410
Chico’s FAS, Inc.	43,544	55,301
Citi Trends, Inc.	3,906	67,261
Conn’s, Inc. *	7,143	71,144
Core-Mark Holding Co., Inc.	16,495	437,447
Designer Brands, Inc., Class A	21,162	125,067
Destination XL Group, Inc. *	18,114	6,211
Dick’s Sporting Goods, Inc.	23,556	1,074,625
Dillard’s, Inc., Class A (b)	3,769	88,760
Dollar General Corp.	88,404	16,832,122
Dollar Tree, Inc. *	83,611	7,805,087
Duluth Holdings, Inc., Class B *(b)	2,900	21,431
eBay, Inc.	231,834	12,815,783
Etsy, Inc. *	41,565	4,920,465
Expedia Group, Inc.	48,131	3,899,092
Express, Inc. *	20,816	21,024
Five Below, Inc. *	19,845	2,161,319
Floor & Decor Holdings, Inc., Class A *	24,830	1,636,297
Foot Locker, Inc.	37,189	1,092,985
Funko, Inc., Class A *	7,067	39,151

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GameStop Corp., Class A *(b)	20,419	81,880
Genesco, Inc. *	5,704	88,697
Genuine Parts Co.	50,639	4,565,106
Group 1 Automotive, Inc.	6,361	534,451
Groupon, Inc. *	8,902	136,646
GrowGeneration Corp. *	13,700	115,628
GrubHub, Inc. *	32,590	2,354,302
Guess?, Inc.	15,095	156,082
Haverty Furniture Cos., Inc.	5,712	81,225
Hibbett Sports, Inc. *	5,715	132,531
J. Jill, Inc. *	6,408	3,663
Kirkland’s, Inc. *	5,229	28,132
Kohl’s Corp.	56,665	1,078,902
L Brands, Inc.	81,407	1,987,145
Lands’ End, Inc. *	5,100	43,962
Liquidity Services, Inc. *	10,485	53,998
Lithia Motors, Inc., Class A	7,756	1,777,287
LKQ Corp. *	106,438	3,000,487
Lowe’s Cos., Inc.	265,348	39,512,971
Lumber Liquidators Holdings, Inc. *	12,364	275,964
Macy’s, Inc. (b)	109,011	660,607
Magnite, Inc. *	31,595	189,728
MarineMax, Inc. *	6,661	184,776
Monro, Inc.	11,231	632,305
Murphy USA, Inc. *	9,891	1,309,667
National Vision Holdings, Inc. *	28,630	915,874
Nordstrom, Inc. (b)	37,424	512,335
O'Reilly Automotive, Inc. *	26,082	12,451,025
Ollie’s Bargain Outlet Holdings, Inc. *	20,097	2,112,195
OneWater Marine, Inc., Class A *	3,029	75,725
Overstock.com, Inc. *	12,120	916,151
Party City Holdco, Inc. *	16,146	26,479
Penske Automotive Group, Inc.	11,685	523,722
PetMed Express, Inc. (b)	8,051	251,191
Pool Corp.	13,936	4,413,531
Quotient Technology, Inc. *	23,785	190,518
Qurate Retail, Inc. Class A *	140,184	1,529,407
Remark Holdings, Inc. *(b)	14,578	22,596
Rent-A-Center, Inc.	18,166	525,361
Revolve Group, Inc. *(b)	5,247	85,893
RH *	5,899	1,695,550
Ross Stores, Inc.	124,945	11,203,818
Sally Beauty Holdings, Inc. *	42,597	494,551
Shoe Carnival, Inc.	4,036	99,084
Shutterstock, Inc.	6,548	355,818
Signet Jewelers Ltd.	17,080	183,439
Sleep Number Corp. *	10,441	485,506
Sonic Automotive, Inc., Class A	9,319	355,240
Sportsman’s Warehouse Holdings, Inc. *	14,662	235,912
Stamps.com, Inc. *	5,751	1,496,870
Stitch Fix, Inc., Class A *(b)	7,900	174,985
Tailored Brands, Inc.	15,557	4,715
Target Corp.	175,669	22,113,214
The Buckle, Inc.	11,461	183,720
The Cato Corp., Class A	7,100	51,049
The Children’s Place, Inc.	5,680	138,649
The Container Store Group, Inc. *	6,755	23,305
The Gap, Inc.	77,525	1,036,509
The Home Depot, Inc.	378,443	100,472,832
The Michaels Cos., Inc. *	23,490	168,658
The ODP Corp.	18,070	398,805
The RealReal Inc *	6,281	85,673
The TJX Cos., Inc.	421,116	21,893,821
Tiffany & Co.	38,414	4,815,579
Tilly’s, Inc., Class A	8,425	50,634
Tractor Supply Co.	40,818	5,826,361
TravelCenters of America, Inc. *	3,867	54,061
Ulta Beauty, Inc. *	19,830	3,826,992
Urban Outfitters, Inc. *	23,800	393,652
Security	Number of Shares	Value ($)
Waitr Holdings, Inc. *	19,879	106,154
Wayfair, Inc., Class A *	23,929	6,367,268
Weyco Group, Inc.	3,066	56,476
Williams-Sonoma, Inc.	27,461	2,392,402
Winmark Corp.	768	122,097
Zumiez, Inc. *	6,342	146,500
		856,834,953

Semiconductors & Semiconductor Equipment 4.6%
ACM Research, Inc., Class A *	2,922	280,337
Advanced Energy Industries, Inc. *	13,336	981,130
Advanced Micro Devices, Inc. *	411,806	31,886,139
Alpha & Omega Semiconductor Ltd. *	6,543	71,253
Ambarella, Inc. *	12,030	544,718
Amkor Technology, Inc. *	38,838	528,003
Analog Devices, Inc.	129,711	14,897,308
Applied Materials, Inc.	321,977	20,712,780
Atomera, Inc. *(b)	8,060	85,758
Axcelis Technologies, Inc. *	11,082	326,032
AXT, Inc. *	12,666	60,670
Broadcom, Inc.	140,681	44,560,707
Brooks Automation, Inc.	25,516	1,389,346
Cabot Microelectronics Corp.	10,369	1,562,816
CEVA, Inc. *	7,638	307,048
Cirrus Logic, Inc. *	20,531	1,406,989
Cohu, Inc.	18,321	344,984
Cree, Inc. *	38,051	2,622,475
CyberOptics Corp. *	2,095	82,438
Diodes, Inc. *	15,037	773,654
DSP Group, Inc. *	6,300	93,555
Enphase Energy, Inc. *	28,574	1,724,727
Entegris, Inc.	47,011	3,380,561
Everspin Technologies, Inc. *	5,399	45,298
First Solar, Inc. *	27,034	1,609,875
FormFactor, Inc. *	27,482	792,581
GSI Technology, Inc. *	8,500	48,620
Ichor Holdings Ltd. *	8,793	288,586
Impinj, Inc. *	5,438	128,337
Inphi Corp. *	16,982	2,218,868
Intel Corp.	1,490,090	71,121,996
inTEST Corp. *	4,258	19,885
KLA Corp.	54,458	10,882,342
Kopin Corp. *	19,600	39,396
Kulicke & Soffa Industries, Inc.	22,537	534,127
Lam Research Corp.	50,989	19,231,011
Lattice Semiconductor Corp. *	47,339	1,471,770
MACOM Technology Solutions Holdings, Inc. *	16,799	709,926
Marvell Technology Group Ltd.	233,124	8,502,032
Maxim Integrated Products, Inc.	93,780	6,385,480
MaxLinear, Inc. *	23,209	588,348
Microchip Technology, Inc.	86,803	8,830,471
Micron Technology, Inc. *	391,238	19,583,418
MKS Instruments, Inc.	19,294	2,458,827
Monolithic Power Systems, Inc.	14,671	3,887,962
NeoPhotonics Corp. *	17,621	160,527
NVE Corp.	1,664	90,255
NVIDIA Corp.	216,404	91,882,974
NXP Semiconductors N.V.	98,561	11,583,874
ON Semiconductor Corp. *	145,741	3,002,265
Onto Innovation, Inc. *	17,373	657,047
PDF Solutions, Inc. *	9,699	238,401
Photronics, Inc. *	24,990	296,881
Pixelworks, Inc. *	8,973	28,624
Power Integrations, Inc.	10,793	1,317,070
Qorvo, Inc. *	40,058	5,133,433
QUALCOMM, Inc.	395,695	41,789,349
QuickLogic Corp. *	4,377	17,464

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rambus, Inc. *	42,063	620,850
Semtech Corp. *	23,308	1,298,955
Silicon Laboratories, Inc. *	15,786	1,586,651
SiTime Corp. *	2,259	120,066
Skyworks Solutions, Inc.	58,399	8,501,726
SMART Global Holdings, Inc. *	6,138	171,189
SolarEdge Technologies, Inc. *	17,612	3,083,861
SunPower Corp. *	34,164	318,750
Synaptics, Inc. *	11,688	935,274
Teradyne, Inc.	58,269	5,183,610
Texas Instruments, Inc.	323,134	41,215,742
Ultra Clean Holdings, Inc. *	13,767	414,249
Universal Display Corp.	15,064	2,627,915
Veeco Instruments, Inc. *	16,949	229,150
Xilinx, Inc.	85,716	9,201,613
		519,710,349

Software & Services 14.6%
2U, Inc. *	23,430	1,103,436
8x8, Inc. *	35,704	567,694
A10 Networks, Inc. *	19,377	156,566
Accenture plc, Class A	224,147	50,383,763
ACI Worldwide, Inc. *	40,243	1,078,110
Adobe, Inc. *	169,469	75,298,466
Agilysys, Inc. *	6,278	131,587
Akamai Technologies, Inc. *	56,971	6,405,819
Alarm.com Holdings, Inc. *	14,894	1,043,176
Alliance Data Systems Corp.	15,251	676,534
Altair Engineering, Inc., Class A *	13,212	532,444
Alteryx, Inc., Class A *	17,716	3,108,981
American Software, Inc., Class A	9,461	155,823
Anaplan, Inc. *	31,836	1,445,673
ANSYS, Inc. *	30,363	9,430,748
Appfolio, Inc., Class A *	5,169	719,628
Appian Corp. *(b)	12,377	629,618
Aspen Technology, Inc. *	23,623	2,297,573
Asure Software, Inc. *	7,413	47,814
Autodesk, Inc. *	76,996	18,204,164
Automatic Data Processing, Inc.	151,235	20,100,644
Avalara, Inc. *	24,237	3,258,665
Avaya Holdings Corp. *	30,645	387,966
Benefitfocus, Inc. *	12,031	140,883
Bill.com Holdings, Inc. *	7,497	698,046
Black Knight, Inc. *	52,637	3,943,564
Blackbaud, Inc.	17,002	1,063,305
Blackline, Inc. *	15,196	1,351,076
Booz Allen Hamilton Holding Corp.	48,521	3,967,077
Bottomline Technologies (DE), Inc. *	13,177	635,922
Box, Inc., Class A *	51,681	927,674
Brightcove, Inc. *	15,409	163,027
Broadridge Financial Solutions, Inc.	40,516	5,442,919
CACI International, Inc., Class A *	8,761	1,820,711
Cadence Design Systems, Inc. *	97,694	10,673,069
Cardtronics plc, Class A *	12,687	283,301
Cass Information Systems, Inc.	3,769	135,043
CDK Global, Inc.	42,540	1,933,868
Cerence, Inc. *	13,225	524,503
Ceridian HCM Holding, Inc. *	35,926	2,812,647
ChannelAdvisor Corp. *	10,971	223,479
Citrix Systems, Inc.	40,850	5,831,746
Cloudera, Inc. *	93,551	1,054,320
Cloudflare, Inc., Class A *	15,270	635,537
Cognizant Technology Solutions Corp., Class A	190,194	12,994,054
CommVault Systems, Inc. *	15,766	694,965
Conduent, Inc. *	60,525	115,603
Cornerstone OnDemand, Inc. *	21,251	754,623
Coupa Software, Inc. *	23,548	7,216,285
Security	Number of Shares	Value ($)
Crowdstrike Holdings, Inc., Class A *	7,185	813,342
CSG Systems International, Inc.	10,871	457,995
Datadog, Inc., Class A *	10,260	963,004
Digimarc Corp. *	4,511	63,425
Digital Turbine, Inc. *	23,595	327,499
DocuSign, Inc. *	45,823	9,935,801
Domo, Inc., Class B *	6,925	222,846
Dropbox, Inc., Class A *	79,178	1,801,299
DXC Technology Co.	91,229	1,633,911
Dynatrace, Inc. *	55,372	2,316,211
Ebix, Inc.	6,724	148,298
eGain Corp. *	7,634	75,653
Elastic N.V. *	11,989	1,153,222
Endurance International Group Holdings, Inc. *	22,190	125,817
Envestnet, Inc. *	18,797	1,526,316
EPAM Systems, Inc. *	19,683	5,709,645
Euronet Worldwide, Inc. *	18,469	1,775,610
Everbridge, Inc. *	12,004	1,714,171
EVERTEC, Inc.	20,994	651,864
Evo Payments, Inc., Class A *	15,082	342,211
ExlService Holdings, Inc. *	11,709	750,079
Fair Isaac Corp. *	10,277	4,513,556
Fastly, Inc., Class A *	6,580	634,904
Fidelity National Information Services, Inc.	217,404	31,808,379
FireEye, Inc. *	82,175	1,240,842
Fiserv, Inc. *	197,968	19,755,227
Five9, Inc. *	21,766	2,629,768
FleetCor Technologies, Inc. *	29,465	7,618,765
Forescout Technologies, Inc. *	13,060	378,609
Fortinet, Inc. *	47,487	6,567,452
Gartner, Inc. *	31,270	3,897,493
Genpact Ltd.	53,999	2,150,240
Global Payments, Inc.	105,272	18,740,521
GlobalSCAPE, Inc.	3,901	37,177
GoDaddy, Inc., Class A *	58,608	4,118,970
GreenSky, Inc., Class A *	12,400	69,998
Grid Dynamics Holdings, Inc. *	12,077	80,674
GTT Communications, Inc. *(b)	11,441	72,078
GTY Technology Holdings, Inc. *	16,630	54,047
Guidewire Software, Inc. *	29,357	3,454,145
HubSpot, Inc. *	14,563	3,416,625
I3 Verticals, Inc., Class A *	5,840	141,211
Information Services Group, Inc. *	16,112	33,030
Intelligent Systems Corp. *	2,218	67,250
International Business Machines Corp.	312,286	38,392,441
International Money Express, Inc. *	13,193	177,842
Intuit, Inc.	91,749	28,109,141
j2 Global, Inc. *	15,865	899,863
Jack Henry & Associates, Inc.	26,989	4,812,139
KBR, Inc.	50,774	1,129,214
Leidos Holdings, Inc.	46,886	4,461,672
Limelight Networks, Inc. *	37,860	237,382
LivePerson, Inc. *	22,081	949,041
LiveRamp Holdings, Inc. *	23,402	1,066,429
LogMeIn, Inc.	16,449	1,411,489
Manhattan Associates, Inc. *	22,605	2,165,333
ManTech International Corp., Class A	9,621	669,429
Mastercard, Inc., Class A	311,104	95,984,917
MAXIMUS, Inc.	21,820	1,619,262
Medallia, Inc. *	10,471	321,774
Microsoft Corp.	2,669,948	547,366,039
MicroStrategy, Inc., Class A *	2,864	354,907
Mitek Systems, Inc. *	18,318	187,943
MobileIron, Inc. *	31,619	196,986
Model N, Inc. *	9,945	382,485
MoneyGram International, Inc. *(b)	19,116	66,524
MongoDB, Inc. *	12,818	2,936,347

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NetSol Technologies, Inc. *	5,701	17,502
New Relic, Inc. *	18,399	1,304,673
NIC, Inc.	24,953	546,970
NortonLifeLock, Inc.	191,830	4,114,753
Nuance Communications, Inc. *	96,695	2,644,608
Nutanix, Inc., Class A *	53,083	1,177,912
Okta, Inc. *	41,025	9,065,704
OneSpan, Inc. *	11,041	343,817
Oracle Corp.	732,161	40,598,327
PagerDuty, Inc. *	3,384	103,144
Palo Alto Networks, Inc. *	33,833	8,658,541
Pareteum Corp. *	56,410	39,318
Park City Group, Inc. *	5,812	25,398
Paychex, Inc.	112,472	8,088,986
Paycom Software, Inc. *	17,040	4,845,665
Paylocity Holding Corp. *	12,526	1,668,463
PayPal Holdings, Inc. *	412,997	80,976,322
Paysign, Inc. *	12,225	114,181
Pegasystems, Inc.	13,316	1,556,507
Perficient, Inc. *	11,917	467,266
Perspecta, Inc.	47,635	1,019,389
PFSweb, Inc. *	7,732	61,315
Ping Identity Holding Corp. *	10,746	369,233
Pluralsight, Inc., Class A *	32,038	678,244
PRGX Global, Inc. *	6,500	35,100
Progress Software Corp.	15,976	556,923
Proofpoint, Inc. *	20,189	2,335,262
PROS Holdings, Inc. *	13,733	448,108
PTC, Inc. *	36,504	3,123,282
Q2 Holdings, Inc. *	16,951	1,594,242
QAD, Inc., Class A	3,753	148,281
Qualys, Inc. *	11,618	1,434,591
Rapid7, Inc. *	16,539	985,228
RealNetworks, Inc. *	13,613	21,100
RealPage, Inc. *	30,768	1,938,692
Repay Holdings Corp. *	13,636	301,765
RingCentral, Inc., Class A *	27,199	7,895,054
Riot Blockchain, Inc. *(b)	22,977	60,659
Rosetta Stone, Inc. *	8,648	231,507
Sabre Corp.	94,261	712,613
SailPoint Technologies Holding, Inc. *	29,216	920,304
salesforce.com, Inc. *	316,992	61,765,891
Science Applications International Corp.	17,418	1,393,092
SecureWorks Corp., Class A *	3,807	45,532
ServiceNow, Inc. *	67,048	29,447,482
ServiceSource International, Inc. *	26,733	41,703
SharpSpring, Inc. *	3,003	24,234
ShotSpotter, Inc. *	2,300	52,992
Slack Technologies, Inc. Class A *	22,809	674,006
Smartsheet, Inc., Class A *	32,509	1,551,980
Smith Micro Software, Inc. *	14,006	57,845
SolarWinds Corp. *	23,132	424,704
Splunk, Inc. *	56,150	11,781,393
Sprout Social, Inc., Class A *	4,405	127,260
SPS Commerce, Inc. *	12,304	924,892
Square, Inc., Class A *	119,971	15,578,234
SS&C Technologies Holdings, Inc.	79,439	4,567,742
StarTek, Inc. *	5,834	28,470
Steel Connect, Inc. *	18,290	9,694
SVMK, Inc. *	34,543	828,341
Switch, Inc., Class A	21,667	389,789
Sykes Enterprises, Inc. *	12,854	352,971
Synchronoss Technologies, Inc. *	15,860	52,338
Synopsys, Inc. *	53,241	10,606,672
Telenav, Inc. *	9,800	50,813
Tenable Holdings, Inc. *	14,600	495,378
Teradata Corp. *	39,683	833,343
The Hackett Group, Inc.	8,738	120,497
The Trade Desk, Inc., Class A *	14,464	6,527,892
Security	Number of Shares	Value ($)
The Western Union Co.	143,188	3,476,605
TTEC Holdings, Inc.	6,911	327,996
Twilio, Inc., Class A *	45,417	12,599,584
Tyler Technologies, Inc. *	13,995	4,999,714
Unisys Corp. *	19,913	236,766
Upland Software, Inc. *	6,900	237,498
Varonis Systems, Inc. *	11,243	1,218,179
Verint Systems, Inc. *	22,920	1,028,879
VeriSign, Inc. *	35,881	7,595,290
Veritone, Inc. *	8,997	101,846
Verra Mobility Corp. *	44,543	455,675
VirnetX Holding Corp.	26,091	134,890
Virtusa Corp. *	10,220	414,932
Visa, Inc., Class A	593,798	113,059,139
VMware, Inc., Class A *	28,149	3,946,771
WEX, Inc. *	15,531	2,459,644
Workday, Inc., Class A *	57,465	10,396,568
Workiva, Inc. *	13,800	771,420
Xperi Holding Corp.	41,045	756,870
Yext, Inc. *	32,885	553,126
Zendesk, Inc. *	40,560	3,697,044
Zix Corp. *	17,000	120,955
Zoom Video Communications, Inc., Class A *	10,067	2,556,112
Zscaler, Inc. *	23,356	3,032,777
Zuora, Inc., Class A *	24,237	282,119
		1,655,534,446

Technology Hardware & Equipment 7.3%
3D Systems Corp. *	40,383	266,124
Acacia Communications, Inc. *	12,676	861,714
ADTRAN, Inc.	15,268	189,629
Airgain, Inc. *	3,401	43,533
Akoustis Technologies, Inc. *(b)	7,703	61,162
Amphenol Corp., Class A	104,232	11,023,576
Apple, Inc.	1,434,491	609,716,055
Applied Optoelectronics, Inc. *	6,000	85,260
Arista Networks, Inc. *	19,088	4,958,490
Arlo Technologies, Inc. *	21,716	91,642
Arrow Electronics, Inc. *	28,196	2,019,398
AstroNova, Inc.	1,900	13,072
Avid Technology, Inc. *	9,400	77,362
Avnet, Inc.	34,694	927,024
Badger Meter, Inc.	10,799	676,017
Bel Fuse, Inc., Class B	3,500	42,700
Belden, Inc.	13,454	425,146
Benchmark Electronics, Inc.	13,708	279,095
CalAmp Corp. *	9,892	77,949
Calix, Inc. *	17,324	355,315
Casa Systems, Inc. *	8,800	49,368
CDW Corp.	50,565	5,878,181
Ciena Corp. *	54,641	3,251,686
Cisco Systems, Inc.	1,492,537	70,298,493
Clearfield, Inc. *	3,291	61,344
Cognex Corp.	60,148	4,022,097
Coherent, Inc. *	8,677	1,204,628
CommScope Holding Co., Inc. *	75,710	702,589
Comtech Telecommunications Corp.	8,949	146,943
Corning, Inc.	268,191	8,313,921
CTS Corp.	12,607	250,375
Daktronics, Inc.	14,170	59,089
DASAN Zhone Solutions, Inc. *	4,470	45,192
Dell Technologies, Inc., Class C *	54,538	3,263,009
Diebold Nixdorf, Inc. *	28,307	197,300
Digi International, Inc. *	9,100	110,292
Digital Ally, Inc. *	12,381	38,876
Dolby Laboratories, Inc., Class A	22,717	1,581,103
Eastman Kodak Co. *(b)	13,330	291,260

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
EchoStar Corp., Class A *	16,656	454,709
EMCORE Corp. *	11,147	39,014
ePlus, Inc. *	4,526	337,368
Extreme Networks, Inc. *	46,911	213,445
F5 Networks, Inc. *	21,433	2,912,745
Fabrinet *	12,888	936,055
FARO Technologies, Inc. *	6,085	364,066
Fitbit, Inc., Class A *	84,474	552,460
FLIR Systems, Inc.	45,686	1,903,279
Genasys, Inc. *	16,638	69,880
Harmonic, Inc. *	31,519	175,876
Hewlett Packard Enterprise Co.	453,110	4,472,196
HP, Inc.	503,435	8,850,387
Identiv, Inc. *	8,288	42,435
II-VI, Inc. *	34,092	1,729,146
Immersion Corp. *	10,166	68,620
Infinera Corp. *	59,301	467,885
Inseego Corp. *(b)	22,287	300,429
Insight Enterprises, Inc. *	11,782	587,215
Intellicheck, Inc. *	7,899	57,821
InterDigital, Inc.	11,287	677,446
Intevac, Inc. *	6,954	41,168
IPG Photonics Corp. *	12,431	2,225,273
Iteris, Inc. *	21,620	100,317
Itron, Inc. *	12,104	841,954
Jabil, Inc.	48,471	1,689,699
Juniper Networks, Inc.	115,864	2,940,628
Keysight Technologies, Inc. *	65,607	6,553,483
Kimball Electronics, Inc. *	7,133	94,726
Knowles Corp. *	30,607	467,063
KVH Industries, Inc. *	5,000	40,600
Littelfuse, Inc.	8,379	1,488,529
Lumentum Holdings, Inc. *	26,740	2,482,274
Luna Innovations, Inc. *	11,699	66,333
Methode Electronics, Inc.	13,419	378,416
MicroVision, Inc. *	37,436	75,621
Motorola Solutions, Inc.	60,089	8,400,442
MTS Systems Corp.	5,904	109,519
Napco Security Technologies, Inc. *	3,300	87,054
National Instruments Corp.	42,046	1,492,633
NCR Corp. *	45,182	832,704
NetApp, Inc.	78,439	3,474,848
NETGEAR, Inc. *	9,709	298,552
NetScout Systems, Inc. *	21,875	556,937
nLight, Inc. *	12,303	285,060
Novanta, Inc. *	12,175	1,262,304
OSI Systems, Inc. *	5,852	415,258
PAR Technology Corp. *	3,100	95,356
PC Connection, Inc.	4,382	191,493
PCTEL, Inc. *	9,339	61,170
Plantronics, Inc.	11,458	229,045
Plexus Corp. *	10,389	771,799
Powerfleet, Inc. *	7,153	32,045
Pure Storage, Inc., Class A *	81,055	1,447,642
Quantum Corp. *	18,711	81,393
Research Frontiers, Inc. *(b)	14,470	48,909
Resonant, Inc. *	24,990	68,972
Ribbon Communications, Inc. *	38,283	168,445
Richardson Electronics Ltd.	6,205	26,868
Rogers Corp. *	6,788	809,062
Sanmina Corp. *	24,436	725,260
ScanSource, Inc. *	9,015	206,894
Seagate Technology plc	79,109	3,577,309
Super Micro Computer, Inc. *	16,946	513,549
SYNNEX Corp.	14,547	1,814,593
TE Connectivity Ltd.	116,914	10,413,530
TESSCO Technologies, Inc.	1,269	7,817
Trimble, Inc. *	87,429	3,891,465
TTM Technologies, Inc. *	37,069	456,319
Security	Number of Shares	Value ($)
Ubiquiti, Inc.	4,398	814,949
ViaSat, Inc. *	21,098	800,880
Viavi Solutions, Inc. *	80,514	1,113,509
Vishay Intertechnology, Inc.	49,432	775,588
Vishay Precision Group, Inc. *	4,093	104,167
Western Digital Corp.	105,134	4,531,275
Xerox Holdings Corp. *	66,438	1,106,193
Zebra Technologies Corp., Class A *	18,789	5,275,012
		834,030,389

Telecommunication Services 1.7%
Alaska Communications Systems Group, Inc.	26,271	59,898
Anterix, Inc. *	3,968	172,925
AT&T, Inc.	2,507,422	74,169,543
ATN International, Inc.	3,752	216,228
Bandwidth, Inc., Class A *	6,172	893,582
Boingo Wireless, Inc. *	16,693	241,214
CenturyLink, Inc.	350,006	3,377,558
Cincinnati Bell, Inc. *	18,761	281,603
Cogent Communications Holdings, Inc.	14,646	1,319,751
Consolidated Communications Holdings, Inc. *	22,575	164,797
GCI Liberty, Inc., Class A *	33,904	2,657,735
Globalstar, Inc. *	173,777	67,721
Gogo, Inc. *(b)	16,000	46,560
IDT Corp., Class B *	6,600	42,966
Iridium Communications, Inc. *	36,539	1,000,803
Liberty Global plc, Class A *	59,647	1,396,038
Liberty Global plc, Class C *	137,733	3,134,803
Liberty Latin America Ltd., Class A *	16,480	169,414
Liberty Latin America Ltd., Class C *	44,749	457,782
Ooma, Inc. *	5,385	81,529
ORBCOMM, Inc. *	28,696	120,810
Shenandoah Telecommunications Co.	16,585	833,728
Spok Holdings, Inc.	5,240	52,505
T-Mobile US, Inc. *	204,986	22,011,397
Telephone & Data Systems, Inc.	35,953	698,207
United States Cellular Corp. *	5,400	160,218
Verizon Communications, Inc.	1,456,317	83,709,101
Vonage Holdings Corp. *	83,866	1,002,199
		198,540,615

Transportation 1.7%
Air Transport Services Group, Inc. *	21,611	526,660
Alaska Air Group, Inc.	43,135	1,485,569
Allegiant Travel Co.	4,527	507,160
AMERCO	2,913	925,548
American Airlines Group, Inc. (b)	175,546	1,952,072
ArcBest Corp.	9,560	290,528
Atlas Air Worldwide Holdings, Inc. *	8,875	462,210
Avis Budget Group, Inc. *	18,622	482,310
C.H. Robinson Worldwide, Inc.	47,226	4,426,021
Covenant Logistics Group, Inc. *	3,000	50,550
CSX Corp.	269,281	19,210,507
Daseke, Inc. *	20,197	84,222
Delta Air Lines, Inc.	200,742	5,012,528
Eagle Bulk Shipping, Inc. *(b)	21,200	51,516
Echo Global Logistics, Inc. *	10,195	255,538
Expeditors International of Washington, Inc.	58,117	4,911,468
FedEx Corp.	84,566	14,240,914
Forward Air Corp.	9,608	499,520
Genco Shipping & Trading Ltd.	3,574	24,267
Hawaiian Holdings, Inc.	15,015	178,528
Heartland Express, Inc.	18,164	368,457
Hub Group, Inc., Class A *	11,693	618,560

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
JB Hunt Transport Services, Inc.	29,738	3,848,097
JetBlue Airways Corp. *	95,322	985,629
Kansas City Southern	33,671	5,786,361
Kirby Corp. *	21,385	988,842
Knight-Swift Transportation Holdings, Inc.	42,675	1,855,936
Landstar System, Inc.	13,558	1,651,093
Lyft, Inc., Class A *	75,313	2,201,399
Macquarie Infrastructure Corp.	27,962	837,742
Marten Transport Ltd.	14,893	396,452
Matson, Inc.	14,354	522,773
Mesa Air Group, Inc. *	13,374	41,459
Norfolk Southern Corp.	90,172	17,331,960
Old Dominion Freight Line, Inc.	33,304	6,088,637
P.A.M. Transportation Services, Inc. *	907	25,450
Radiant Logistics, Inc. *	10,983	46,678
Ryder System, Inc.	18,502	677,728
Saia, Inc. *	9,047	1,080,664
Schneider National, Inc., Class B	12,428	312,316
SkyWest, Inc.	18,448	485,367
Southwest Airlines Co.	189,343	5,848,805
Spirit Airlines, Inc. *(b)	30,920	488,845
Uber Technologies, Inc. *	73,433	2,222,083
Union Pacific Corp.	238,856	41,405,688
United Airlines Holdings, Inc. *	89,631	2,812,621
United Parcel Service, Inc., Class B	247,723	35,364,935
Universal Logistics Holdings, Inc.	3,300	60,621
US Xpress Enterprises, Inc., Class A *	14,327	131,235
Werner Enterprises, Inc.	20,186	887,881
XPO Logistics, Inc. *	32,204	2,415,944
YRC Worldwide, Inc. *	8,600	23,392
		193,391,286

Utilities 3.0%
ALLETE, Inc.	19,439	1,152,733
Alliant Energy Corp.	87,874	4,732,015
Ameren Corp.	87,267	7,002,304
American Electric Power Co., Inc.	173,694	15,090,535
American States Water Co.	13,159	1,011,664
American Water Works Co., Inc.	63,250	9,314,827
Artesian Resources Corp., Class A	3,837	134,602
Atmos Energy Corp.	42,876	4,544,427
Avangrid, Inc.	19,861	988,879
Avista Corp.	24,293	901,999
Black Hills Corp.	22,377	1,294,733
Cadiz, Inc. *	12,851	136,478
California Water Service Group	17,255	808,742
CenterPoint Energy, Inc.	193,024	3,669,386
Chesapeake Utilities Corp.	6,235	526,795
Clearway Energy, Inc., Class A	11,000	252,010
Clearway Energy, Inc., Class C	29,936	734,629
CMS Energy Corp.	100,965	6,479,934
Consolidated Edison, Inc.	117,647	9,038,819
Dominion Energy, Inc.	294,605	23,871,843
DTE Energy Co.	67,856	7,846,189
Duke Energy Corp.	257,926	21,856,649
Edison International	133,422	7,427,603
Entergy Corp.	70,777	7,440,786
Essential Utilities, Inc.	77,297	3,505,419
Evergy, Inc.	80,395	5,212,008
Eversource Energy	118,679	10,689,418
Exelon Corp.	342,304	13,216,357
FirstEnergy Corp.	190,654	5,528,966
Genie Energy Ltd., Class B	5,585	45,406
Global Water Resources, Inc.	4,694	48,771
Hawaiian Electric Industries, Inc.	38,969	1,413,016
IDACORP, Inc.	18,285	1,705,076
MDU Resources Group, Inc.	69,771	1,463,796
Security	Number of Shares	Value ($)
MGE Energy, Inc.	13,603	902,287
Middlesex Water Co.	6,534	418,568
National Fuel Gas Co.	31,306	1,270,084
New Jersey Resources Corp.	33,082	1,027,527
NextEra Energy, Inc.	172,071	48,300,330
NiSource, Inc.	134,133	3,279,552
Northwest Natural Holding Co.	11,700	625,833
NorthWestern Corp.	17,760	999,178
NRG Energy, Inc.	84,216	2,847,343
OGE Energy Corp.	71,134	2,340,309
ONE Gas, Inc.	18,590	1,407,263
Ormat Technologies, Inc.	18,255	1,086,173
Otter Tail Corp.	15,277	584,345
Pinnacle West Capital Corp.	39,773	3,304,341
PNM Resources, Inc.	27,818	1,174,754
Portland General Electric Co.	30,909	1,364,014
PPL Corp.	271,166	7,218,439
Public Service Enterprise Group, Inc.	177,335	9,920,120
Pure Cycle Corp. *	8,000	72,240
RGC Resources, Inc.	2,000	46,400
Sempra Energy	102,716	12,784,033
SJW Group.	8,905	556,206
South Jersey Industries, Inc.	32,586	760,231
Southwest Gas Holdings, Inc.	19,658	1,368,983
Spark Energy, Inc., Class A	5,059	38,195
Spire, Inc.	18,768	1,157,235
Sunnova Energy International, Inc. *	4,067	101,716
The AES Corp.	234,436	3,570,460
The Southern Co.	370,524	20,234,316
The York Water Co.	4,611	213,535
UGI Corp.	74,311	2,477,529
Unitil Corp.	6,105	263,431
Vistra Corp.	159,009	2,967,108
WEC Energy Group, Inc.	110,743	10,549,378
Xcel Energy, Inc.	184,205	12,717,513
		337,035,783
Total Common Stock
(Cost $6,442,560,878)		11,320,390,887

Rights 0.0% of net assets

Media & Entertainment 0.0%
Media General, Inc. CVR *(a)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Elanco Animal Health, Inc. CVR *(a)	16,000	96
Total Rights
(Cost $403)		1,662

Warrants 0.0% of net assets

Energy 0.0%
Occidental Petroleum Corp., expires 08/03/27 *	40,157	224,881
Pulse Biosciences, Inc., expires 05/14/25 *(a)	92	672
Total Warrants
(Cost $—)		225,553

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.10% (d)	17,679,666	17,679,666
Total Other Investment Company
(Cost $17,679,666)		17,679,666
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets

Time Deposit 0.0%
Citibank
0.01%, 08/03/20 (e)	5,225,649	5,225,649
Total Short-Term Investment
(Cost $5,225,649)		5,225,649

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/18/20	48	3,546,720	15,380
S&P 500 Index, e-mini, expires 09/18/20	127	20,723,225	248,969
Net Unrealized Appreciation			264,349
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $16,639,344.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Dividends Received
The Charles Schwab Corp.	$15,925,101	$802,012	($364,957)	($57,090)	($2,995,938)	$13,309,128	401,482	$210,117

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$10,795,839,965	$—	$—	$10,795,839,965
Automobiles & Components	123,917,984	—	61,036*	123,979,020
Real Estate	400,571,902	—	—*	400,571,902
Rights[1]
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	96	96
Warrants
Energy	224,881	—	672	225,553
Other Investment Company[1]	17,679,666	—	—	17,679,666
Short-Term Investment[1]	—	5,225,649	—	5,225,649
Futures Contracts[2]	264,349	—	—	264,349
Total	$11,338,498,747	$5,225,649	$63,370	$11,343,787,766
*	Level 3 amount shown includes securities determined to have no value at July 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 1.3%
Tesla, Inc. *	4,209	6,022,069

Capital Goods 2.3%
3M Co.	10,562	1,589,264
Allegion plc	1,690	168,087
Allison Transmission Holdings, Inc.	2,065	77,148
Armstrong World Industries, Inc.	478	34,053
Axon Enterprise, Inc. *	1,750	145,478
BWX Technologies, Inc.	1,719	93,720
Carrier Global Corp.	8,863	241,428
Donaldson Co., Inc.	353	17,064
Fastenal Co.	13,213	621,540
Generac Holdings, Inc. *	1,588	250,237
Graco, Inc.	2,367	126,019
HEICO Corp.	1,020	98,042
HEICO Corp., Class A	1,776	135,953
Huntington Ingalls Industries, Inc.	102	17,718
Illinois Tool Works, Inc.	3,978	735,890
Lincoln Electric Holdings, Inc.	694	62,731
Lockheed Martin Corp.	7,045	2,669,844
Mercury Systems, Inc. *	1,252	96,942
Nordson Corp.	1,329	257,334
Northrop Grumman Corp.	4,086	1,327,991
Quanta Services, Inc.	743	29,698
Rockwell Automation, Inc.	1,607	350,551
Roper Technologies, Inc.	408	176,440
The Toro Co.	2,756	196,641
TransDigm Group, Inc.	330	142,421
Trex Co., Inc. *	1,646	229,337
Vertiv Holdings Co. *	5,649	81,911
Virgin Galactic Holdings, Inc. *(a)	1,411	31,677
W.W. Grainger, Inc.	927	316,598
		10,321,757

Commercial & Professional Services 1.1%
Cintas Corp.	2,224	671,359
Copart, Inc. *	5,781	539,078
CoreLogic, Inc.	99	6,748
CoStar Group, Inc. *	1,094	929,637
Equifax, Inc.	2,546	413,878
IAA, Inc. *	868	37,628
IHS Markit Ltd.	6,138	495,521
MSA Safety, Inc.	220	26,077
Rollins, Inc.	3,665	192,046
TransUnion	4,909	439,699
Verisk Analytics, Inc.	4,517	852,403
Waste Management, Inc.	1,549	169,770
		4,773,844

Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.0%
Lululemon Athletica, Inc. *	3,230	1,051,656
Mattel, Inc. *	5,657	62,849
NIKE, Inc., Class B	34,485	3,366,081
NVR, Inc. *	10	39,302
Peloton Interactive, Inc., Class A *	700	47,754
Polaris, Inc.	161	16,685
Tempur Sealy International, Inc. *	993	80,383
VF Corp.	515	31,085
		4,695,795

Consumer Services 1.0%
Bright Horizons Family Solutions, Inc. *	1,142	122,468
Chegg, Inc. *	3,456	279,832
Chipotle Mexican Grill, Inc. *	792	914,887
Domino’s Pizza, Inc.	1,105	427,204
Dunkin’ Brands Group, Inc.	1,992	136,910
frontdoor, Inc. *	391	16,420
H&R Block, Inc.	3,908	56,666
Las Vegas Sands Corp.	4,055	176,960
McDonald’s Corp.	3,036	589,834
Planet Fitness, Inc., Class A *	1,294	67,547
Starbucks Corp.	19,207	1,469,912
The Wendy’s Co.	5,022	116,410
Vail Resorts, Inc.	87	16,707
Wynn Resorts Ltd.	696	50,411
Yum China Holdings, Inc.	679	34,792
Yum! Brands, Inc.	650	59,183
		4,536,143

Diversified Financials 1.3%
Apollo Global Management, Inc.	2,424	119,018
Ares Management Corp., Class A	2,753	109,955
Cboe Global Markets, Inc.	678	59,461
Credit Acceptance Corp. *	18	8,423
FactSet Research Systems, Inc.	1,053	364,654
Intercontinental Exchange, Inc.	5,432	525,709
LendingTree, Inc. *	214	74,106
LPL Financial Holdings, Inc.	169	13,354
MarketAxess Holdings, Inc.	1,050	542,535
Moody’s Corp.	4,624	1,300,731
Morningstar, Inc.	515	86,541
MSCI, Inc.	2,353	884,681
S&P Global, Inc.	4,047	1,417,462
SLM Corp.	2,353	15,930
T. Rowe Price Group, Inc.	1,639	226,346
The Carlyle Group, Inc.	301	8,569
Tradeweb Markets, Inc., Class A	1,956	105,761
Virtu Financial, Inc., Class A	1,643	40,746
		5,903,982

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 0.1%
Cheniere Energy, Inc. *	6,554	324,292
Equitrans Midstream Corp.	994	9,592
		333,884

Food & Staples Retailing 0.9%
Costco Wholesale Corp.	11,086	3,608,826
Grocery Outlet Holding Corp. *	1,080	47,509
Sprouts Farmers Market, Inc. *	2,824	74,497
Sysco Corp.	9,826	519,304
		4,250,136

Food, Beverage & Tobacco 2.4%
Altria Group, Inc.	23,076	949,577
Beyond Meat, Inc. *	1,165	146,674
Brown-Forman Corp., Class A	1,087	68,742
Brown-Forman Corp., Class B	4,377	303,501
Campbell Soup Co.	2,500	123,925
Kellogg Co.	2,402	165,714
Lamb Weston Holdings, Inc.	923	55,454
McCormick & Co., Inc. - Non Voting Shares	1,962	382,394
Monster Beverage Corp. *	10,493	823,491
PepsiCo, Inc.	29,002	3,992,415
Pilgrim’s Pride Corp. *	449	6,892
The Boston Beer Co., Inc., Class A *	246	199,368
The Coca-Cola Co.	64,613	3,052,318
The Hershey Co.	3,242	471,419
		10,741,884

Health Care Equipment & Services 6.0%
Abbott Laboratories	18,899	1,901,995
ABIOMED, Inc. *	1,259	377,624
Align Technology, Inc. *	2,219	651,987
Amedisys, Inc. *	891	208,637
AmerisourceBergen Corp.	1,995	199,879
Anthem, Inc.	1,840	503,792
Baxter International, Inc.	6,084	525,536
Cardinal Health, Inc.	8,295	453,073
Centene Corp. *	4,809	313,787
Cerner Corp.	8,653	600,951
Change Healthcare, Inc. *	5,144	59,979
Chemed Corp.	440	216,564
Cigna Corp. *	2,791	481,978
DaVita, Inc. *	377	32,946
DexCom, Inc. *	2,615	1,138,937
Edwards Lifesciences Corp. *	17,547	1,375,860
Encompass Health Corp.	1,229	83,670
Guardant Health, Inc. *	2,096	178,537
Haemonetics Corp. *	1,333	116,851
HCA Healthcare, Inc.	3,957	501,115
Hill-Rom Holdings, Inc.	212	20,611
Hologic, Inc. *	5,063	353,296
Humana, Inc.	1,434	562,773
ICU Medical, Inc. *	144	26,457
IDEXX Laboratories, Inc. *	2,391	951,020
Insulet Corp. *	1,793	364,625
Intuitive Surgical, Inc. *	3,295	2,258,525
Laboratory Corp. of America Holdings *	147	28,359
Livongo Health, Inc. *	1,529	194,565
Masimo Corp. *	1,364	300,244
McKesson Corp.	3,429	514,899
Molina Healthcare, Inc. *	1,125	207,788
Novocure Ltd. *	2,808	212,818
Penumbra, Inc. *	904	200,607
Quidel Corp. *	1,052	297,158
Security	Number of Shares	Value ($)
ResMed, Inc.	4,073	824,823
STERIS plc	134	21,390
Stryker Corp.	3,218	622,039
Tandem Diabetes Care, Inc. *	1,478	154,392
Teladoc Health, Inc. *	1,897	450,784
Teleflex, Inc.	829	309,300
The Cooper Cos., Inc.	164	46,401
UnitedHealth Group, Inc.	22,359	6,769,858
Varian Medical Systems, Inc. *	335	47,811
Veeva Systems, Inc., Class A *	3,797	1,004,572
West Pharmaceutical Services, Inc.	2,088	561,401
		27,230,214

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	6,989	673,250
Energizer Holdings, Inc.	1,399	70,132
Herbalife Nutrition Ltd. *	384	19,676
Reynolds Consumer Products, Inc.	363	12,364
The Clorox Co.	2,543	601,445
The Estee Lauder Cos., Inc., Class A	5,638	1,113,730
The Procter & Gamble Co.	31,014	4,066,556
		6,557,153

Insurance 0.7%
Alleghany Corp.	34	17,759
Aon plc, Class A	6,526	1,339,266
Axis Capital Holdings Ltd.	182	7,302
Brown & Brown, Inc.	329	14,960
Erie Indemnity Co., Class A	404	84,888
Lincoln National Corp.	645	24,039
Marsh & McLennan Cos., Inc.	11,193	1,305,104
Primerica, Inc.	702	84,001
RenaissanceRe Holdings Ltd.	474	85,500
The Progressive Corp.	4,789	432,638
		3,395,457

Materials 0.8%
Air Products & Chemicals, Inc.	802	229,877
Amcor plc *	6,838	70,431
Avery Dennison Corp.	985	111,640
Ball Corp.	8,491	625,192
Berry Global Group, Inc. *	1,302	65,087
Crown Holdings, Inc. *	359	25,697
Ecolab, Inc.	1,411	263,970
FMC Corp.	726	76,992
Graphic Packaging Holding Co.	1,630	22,722
NewMarket Corp.	163	61,094
Royal Gold, Inc.	1,329	185,967
RPM International, Inc.	3,022	246,565
The Scotts Miracle-Gro Co.	1,077	170,780
The Sherwin-Williams Co.	2,345	1,519,373
W.R. Grace & Co.	544	25,095
		3,700,482

Media & Entertainment 11.2%
Activision Blizzard, Inc.	8,589	709,709
Alphabet, Inc., Class A *	6,630	9,865,108
Alphabet, Inc., Class C *	6,545	9,705,973
Altice USA, Inc., Class A *	9,197	248,227
Cable One, Inc.	145	264,271
Charter Communications, Inc., Class A *	3,846	2,230,680
Electronic Arts, Inc. *	1,135	160,739
Facebook, Inc., Class A *	68,348	17,337,837
IAC/InterActiveCorp *	2,139	283,246

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty SiriusXM, Class A *	330	11,481
Liberty Media Corp. - Liberty SiriusXM, Class C *	524	18,335
Live Nation Entertainment, Inc. *	3,992	186,866
Match Group, Inc. *	6,247	641,567
Netflix, Inc. *	12,104	5,917,404
Nexstar Media Group, Inc., Class A	834	73,100
Pinterest, Inc., Class A *	9,495	325,584
Roku, Inc. *	2,884	446,703
Sirius XM Holdings, Inc.	19,891	116,959
Spotify Technology S.A. *	3,725	960,379
Take-Two Interactive Software, Inc. *	2,950	483,859
World Wrestling Entertainment, Inc., Class A	1,317	61,385
Zillow Group, Inc., Class A *	136	9,260
Zillow Group, Inc., Class C *	472	32,280
Zynga, Inc., Class A *	20,565	202,154
		50,293,106

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
10X Genomics, Inc., Class A *	1,549	152,375
AbbVie, Inc.	47,131	4,473,203
ACADIA Pharmaceuticals, Inc. *	3,094	128,618
Acceleron Pharma, Inc. *	1,351	133,979
Adaptive Biotechnologies Corp. *	2,000	74,640
Agilent Technologies, Inc.	762	73,403
Agios Pharmaceuticals, Inc. *	140	6,345
Alexion Pharmaceuticals, Inc. *	921	94,393
Alnylam Pharmaceuticals, Inc. *	3,254	474,303
Amgen, Inc.	16,753	4,098,957
Avantor, Inc. *	11,723	258,844
Bio-Techne Corp.	1,010	277,912
Biogen, Inc. *	1,402	385,115
BioMarin Pharmaceutical, Inc. *	4,661	558,434
Bluebird Bio, Inc. *	835	50,684
Bristol-Myers Squibb Co.	23,401	1,372,703
Bruker Corp.	1,265	56,444
Charles River Laboratories International, Inc. *	1,224	243,564
Eli Lilly & Co.	23,973	3,602,902
Exact Sciences Corp. *	3,655	346,311
Exelixis, Inc. *	3,125	72,156
Global Blood Therapeutics, Inc. *	1,680	113,366
Horizon Therapeutics plc *	4,812	294,446
Illumina, Inc. *	4,175	1,595,518
Immunomedics, Inc. *	5,836	246,454
Incyte Corp. *	5,183	511,873
Ionis Pharmaceuticals, Inc. *	1,799	103,550
Iovance Biotherapeutics, Inc. *	3,888	113,024
IQVIA Holdings, Inc. *	2,049	324,541
Johnson & Johnson	10,061	1,466,491
Merck & Co., Inc.	62,848	5,042,924
Mettler-Toledo International, Inc. *	630	589,050
Moderna, Inc. *	7,640	566,124
Neurocrine Biosciences, Inc. *	2,602	313,177
PerkinElmer, Inc.	611	72,654
PPD, Inc. *	1,527	44,848
PRA Health Sciences, Inc. *	1,526	162,611
Reata Pharmaceuticals, Inc., Class A *	598	88,325
Regeneron Pharmaceuticals, Inc. *	2,751	1,738,825
Repligen Corp. *	1,494	225,460
Sage Therapeutics, Inc. *	100	4,557
Sarepta Therapeutics, Inc. *	2,108	323,620
Seattle Genetics, Inc. *	3,462	575,627
Syneos Health, Inc. *	181	11,293
Thermo Fisher Scientific, Inc.	6,600	2,732,070
Vertex Pharmaceuticals, Inc. *	7,386	2,008,992
Security	Number of Shares	Value ($)
Waters Corp. *	123	26,217
Zoetis, Inc.	12,241	1,856,715
		38,087,637

Real Estate 2.0%
American Tower Corp.	12,553	3,281,229
Americold Realty Trust	546	22,031
Brookfield Property REIT, Inc., Class A	1,357	15,755
CoreSite Realty Corp.	779	100,530
Crown Castle International Corp.	11,029	1,838,534
Equinix, Inc.	2,500	1,963,700
Equity LifeStyle Properties, Inc.	2,040	139,373
Extra Space Storage, Inc.	2,534	261,864
Iron Mountain, Inc.	4,790	135,030
Public Storage	2,802	560,064
SBA Communications Corp.	428	133,339
Simon Property Group, Inc.	6,793	423,543
		8,874,992

Retailing 12.6%
Amazon.com, Inc. *	12,067	38,188,193
AutoZone, Inc. *	392	473,309
Best Buy Co., Inc.	1,159	115,425
Booking Holdings, Inc. *	1,164	1,934,719
Burlington Stores, Inc. *	1,646	309,448
CarMax, Inc. *	331	32,097
Carvana Co. *	1,555	240,947
Dollar General Corp.	7,160	1,363,264
Dollar Tree, Inc. *	3,176	296,480
eBay, Inc.	17,377	960,601
Etsy, Inc. *	3,360	397,757
Expedia Group, Inc.	418	33,862
Five Below, Inc. *	1,546	168,375
Floor & Decor Holdings, Inc., Class A *	2,312	152,361
GrubHub, Inc. *	243	17,554
Lowe’s Cos., Inc.	21,516	3,203,948
O'Reilly Automotive, Inc. *	2,081	993,428
Ollie’s Bargain Outlet Holdings, Inc. *	1,343	141,149
Pool Corp.	1,098	347,737
Ross Stores, Inc.	8,038	720,767
The Home Depot, Inc.	15,291	4,059,608
The TJX Cos., Inc.	27,631	1,436,536
Tractor Supply Co.	3,275	467,473
Ulta Beauty, Inc. *	1,425	275,011
Wayfair, Inc., Class A *	1,706	453,949
Williams-Sonoma, Inc.	371	32,321
		56,816,319

Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc. *	30,863	2,389,722
Analog Devices, Inc.	1,270	145,859
Applied Materials, Inc.	26,079	1,677,662
Broadcom, Inc.	10,533	3,336,328
Enphase Energy, Inc. *	2,990	180,476
Entegris, Inc.	3,569	256,647
Inphi Corp. *	1,351	176,522
KLA Corp.	4,412	881,650
Lam Research Corp.	4,125	1,555,785
Maxim Integrated Products, Inc.	2,517	171,383
Microchip Technology, Inc.	5,013	509,972
MKS Instruments, Inc.	1,173	149,487
Monolithic Power Systems, Inc.	1,236	327,552
NVIDIA Corp.	16,803	7,134,386
QUALCOMM, Inc.	32,034	3,383,111
SolarEdge Technologies, Inc. *	1,389	243,214
Teradyne, Inc.	4,694	417,578

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Texas Instruments, Inc.	13,013	1,659,808
Universal Display Corp.	1,226	213,876
Xilinx, Inc.	6,942	745,224
		25,556,242

Software & Services 26.2%
2U, Inc. *	543	25,573
Accenture plc, Class A	18,147	4,079,083
Adobe, Inc. *	13,694	6,084,518
Akamai Technologies, Inc. *	3,739	420,413
Alteryx, Inc., Class A *	1,493	262,007
Anaplan, Inc. *	3,674	166,836
ANSYS, Inc. *	2,435	756,311
Aspen Technology, Inc. *	1,804	175,457
Atlassian Corp. plc, Class A *	3,555	627,991
Autodesk, Inc. *	4,156	982,603
Automatic Data Processing, Inc.	10,525	1,398,878
Avalara, Inc. *	2,185	293,773
Bill.com Holdings, Inc. *	475	44,227
Black Knight, Inc. *	4,091	306,498
Booz Allen Hamilton Holding Corp.	3,905	319,273
Broadridge Financial Solutions, Inc.	3,246	436,068
CACI International, Inc., Class A *	108	22,445
Cadence Design Systems, Inc. *	7,838	856,301
CDK Global, Inc.	413	18,775
Ceridian HCM Holding, Inc. *	2,106	164,879
Citrix Systems, Inc.	952	135,907
Cloudflare, Inc., Class A *	3,132	130,354
Cognizant Technology Solutions Corp., Class A	1,105	75,494
Coupa Software, Inc. *	1,890	579,190
Crowdstrike Holdings, Inc., Class A *	2,373	268,624
Datadog, Inc., Class A *	4,332	406,601
DocuSign, Inc. *	5,011	1,086,535
Dropbox, Inc., Class A *	6,968	158,522
Dynatrace, Inc. *	4,349	181,919
Elastic N.V. *	1,553	149,383
EPAM Systems, Inc. *	1,510	438,021
Everbridge, Inc. *	978	139,658
Fair Isaac Corp. *	792	347,838
Fastly, Inc., Class A *	2,052	197,997
FireEye, Inc. *	1,335	20,158
Fiserv, Inc. *	4,702	469,213
Five9, Inc. *	1,761	212,764
FleetCor Technologies, Inc. *	2,345	606,347
Fortinet, Inc. *	3,787	523,742
Gartner, Inc. *	2,455	305,991
Genpact Ltd.	2,065	82,228
Globant S.A. *	1,023	176,918
GoDaddy, Inc., Class A *	4,727	332,214
Guidewire Software, Inc. *	456	53,653
HubSpot, Inc. *	1,181	277,074
Intuit, Inc.	7,172	2,197,286
Jack Henry & Associates, Inc.	1,690	301,327
Leidos Holdings, Inc.	386	36,732
LogMeIn, Inc.	108	9,267
Manhattan Associates, Inc. *	1,603	153,551
Mastercard, Inc., Class A	25,115	7,748,731
Medallia, Inc. *	2,332	71,662
Microsoft Corp.	213,124	43,692,551
MongoDB, Inc. *	1,188	272,147
New Relic, Inc. *	1,416	100,409
NortonLifeLock, Inc.	15,791	338,717
Nutanix, Inc., Class A *	4,980	110,506
Okta, Inc. *	3,270	722,605
Oracle Corp.	49,436	2,741,226
PagerDuty, Inc. *	1,984	60,472
Palo Alto Networks, Inc. *	2,780	711,458
Paychex, Inc.	7,215	518,903
Security	Number of Shares	Value ($)
Paycom Software, Inc. *	1,398	397,549
Paylocity Holding Corp. *	984	131,069
PayPal Holdings, Inc. *	33,427	6,554,032
Pegasystems, Inc.	993	116,072
Pluralsight, Inc., Class A *	2,712	57,413
Proofpoint, Inc. *	1,619	187,270
PTC, Inc. *	2,954	252,744
RealPage, Inc. *	2,180	137,362
RingCentral, Inc., Class A *	2,174	631,047
salesforce.com, Inc. *	22,855	4,453,297
Science Applications International Corp.	200	15,996
ServiceNow, Inc. *	5,409	2,375,633
Slack Technologies, Inc. Class A *	10,681	315,624
Smartsheet, Inc., Class A *	3,129	149,378
Splunk, Inc. *	4,519	948,177
Square, Inc., Class A *	10,277	1,334,468
SS&C Technologies Holdings, Inc.	1,330	76,475
StoneCo Ltd. *	4,378	208,874
Switch, Inc., Class A	2,563	46,108
Synopsys, Inc. *	3,950	786,919
Teradata Corp. *	2,432	51,072
The Trade Desk, Inc., Class A *	1,154	520,823
The Western Union Co.	2,254	54,727
Twilio, Inc., Class A *	3,038	842,802
Tyler Technologies, Inc. *	1,114	397,976
VeriSign, Inc. *	1,729	365,995
Visa, Inc., Class A	48,059	9,150,434
VMware, Inc., Class A *	2,237	313,650
WEX, Inc. *	100	15,837
Workday, Inc., Class A *	4,879	882,709
Zendesk, Inc. *	3,216	293,138
Zoom Video Communications, Inc., Class A *	4,753	1,206,834
Zscaler, Inc. *	1,992	258,661
		118,115,969

Technology Hardware & Equipment 11.6%
Amphenol Corp., Class A	4,859	513,888
Apple, Inc.	116,401	49,475,081
Arista Networks, Inc. *	1,368	355,365
CDW Corp.	4,022	467,558
Cognex Corp.	4,685	313,286
Coherent, Inc. *	567	78,717
CommScope Holding Co., Inc. *	321	2,979
Dell Technologies, Inc., Class C *	263	15,735
Dolby Laboratories, Inc., Class A	192	13,363
IPG Photonics Corp. *	73	13,068
Jabil, Inc.	769	26,807
Keysight Technologies, Inc. *	1,778	177,605
Lumentum Holdings, Inc. *	219	20,330
Motorola Solutions, Inc.	498	69,620
NetApp, Inc.	3,418	151,417
Pure Storage, Inc., Class A *	3,970	70,904
Ubiquiti, Inc.	207	38,357
Zebra Technologies Corp., Class A *	1,368	384,066
		52,188,146

Transportation 1.2%
C.H. Robinson Worldwide, Inc.	604	56,607
Expeditors International of Washington, Inc.	2,887	243,980
JB Hunt Transport Services, Inc.	640	82,816
Landstar System, Inc.	868	105,705
Old Dominion Freight Line, Inc.	2,381	435,294
Uber Technologies, Inc. *	29,852	903,322
Union Pacific Corp.	9,864	1,709,924

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Parcel Service, Inc., Class B	13,251	1,891,713
XPO Logistics, Inc. *	124	9,303
		5,438,664

Utilities 0.0%
NRG Energy, Inc.	2,387	80,704
Total Common Stock
(Cost $328,396,345)		447,914,579

Other Investment Companies 0.4% of net assets

Equity Funds 0.2%
iShares Russell 1000 Growth ETF	3,300	682,704

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09% (b)	943,231	943,231

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.10% (b)	30,550	30,550
Total Other Investment Companies
(Cost $1,611,033)		1,656,485

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	1	163,175	1,736
Russell 1000 Growth Index,e-mini, expires 09/18/20	16	1,663,040	39,569
Net Unrealized Appreciation			41,305
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,185.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

During the period, the fund held shares of an affiliate, The Charles Schwab Corp., since that company was included in its index.Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Dividends Received
The Charles Schwab Corp.	$328,652	$487,415	($658,489)	($185,704)	$28,126	$—	—	$5,963

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$447,914,579	$—	$—	$447,914,579
Other Investment Companies[1]	1,656,485	—	—	1,656,485
Futures Contracts[2]	41,305	—	—	41,305
Total	$449,612,369	$—	$—	$449,612,369
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Large-Cap Value Index Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Automobiles & Components 0.7%
Aptiv plc	5,947	462,379
BorgWarner, Inc.	4,598	168,287
Ford Motor Co.	86,578	572,281
General Motors Co.	27,770	691,195
Gentex Corp.	5,450	147,095
Harley-Davidson, Inc.	3,379	87,955
Lear Corp.	1,331	146,916
Thor Industries, Inc.	1,224	139,524
		2,415,632

Banks 6.9%
Associated Banc-Corp.	3,405	43,720
Bank of America Corp.	172,012	4,279,659
Bank of Hawaii Corp.	885	50,118
Bank OZK	2,676	64,358
BOK Financial Corp.	704	39,213
Citigroup, Inc.	46,300	2,315,463
Citizens Financial Group, Inc.	9,462	234,752
Comerica, Inc.	3,084	118,796
Commerce Bancshares, Inc.	2,231	127,747
Cullen/Frost Bankers, Inc.	1,236	89,066
East West Bancorp, Inc.	3,122	108,208
F.N.B. Corp.	7,245	53,685
Fifth Third Bancorp	15,779	313,371
First Citizens BancShares, Inc., Class A	147	62,603
First Hawaiian, Inc.	2,911	50,593
First Horizon National Corp.	12,092	112,093
First Republic Bank	3,779	425,062
Huntington Bancshares, Inc.	22,425	207,880
JPMorgan Chase & Co.	67,354	6,509,091
KeyCorp	21,571	259,068
M&T Bank Corp.	2,841	301,004
MGIC Investment Corp.	7,589	62,761
New York Community Bancorp, Inc.	9,954	104,816
PacWest Bancorp	2,621	47,899
People’s United Financial, Inc.	9,358	100,973
Pinnacle Financial Partners, Inc.	1,621	64,224
Popular, Inc.	1,907	70,769
Prosperity Bancshares, Inc.	1,977	109,842
Regions Financial Corp.	21,335	231,698
Signature Bank	1,153	118,217
Sterling Bancorp	4,345	48,881
SVB Financial Group *	1,141	255,892
Synovus Financial Corp.	3,208	64,641
TCF Financial Corp.	3,331	91,569
TFS Financial Corp.	1,094	15,841
The PNC Financial Services Group, Inc.	9,426	1,005,471
Truist Financial Corp.	29,934	1,121,328
U.S. Bancorp	30,210	1,112,936
Umpqua Holdings Corp.	4,939	53,588
Webster Financial Corp.	1,952	53,231
Wells Fargo & Co.	83,490	2,025,467
Security	Number of Shares	Value ($)
Western Alliance Bancorp	2,151	77,328
Wintrust Financial Corp.	1,246	53,329
Zions Bancorp NA	3,578	116,178
		22,772,429

Capital Goods 8.8%
3M Co.	4,248	639,196
A.O. Smith Corp.	2,947	141,869
Acuity Brands, Inc.	868	86,019
AECOM *	3,388	122,612
AGCO Corp.	1,362	89,388
Air Lease Corp.	2,393	62,744
Allegion plc	708	70,418
Allison Transmission Holdings, Inc.	891	33,288
AMETEK, Inc.	5,088	474,456
Armstrong World Industries, Inc.	674	48,016
BWX Technologies, Inc.	767	41,817
Carlisle Cos., Inc.	1,199	142,777
Carrier Global Corp.	12,358	336,632
Caterpillar, Inc.	12,038	1,599,609
Colfax Corp. *	2,226	64,732
Crane Co.	1,094	61,888
Cummins, Inc.	3,273	632,540
Curtiss-Wright Corp.	914	81,456
Deere & Co.	6,267	1,104,935
Donaldson Co., Inc.	2,524	122,010
Dover Corp.	3,188	328,141
Eaton Corp. plc	8,887	827,646
Emerson Electric Co.	13,225	820,082
Fastenal Co.	2,397	112,755
Flowserve Corp.	2,870	79,987
Fortive Corp.	6,603	463,464
Fortune Brands Home & Security, Inc.	3,057	233,860
Gates Industrial Corp. plc *	994	10,477
Generac Holdings, Inc. *	121	19,067
General Dynamics Corp.	5,635	826,880
General Electric Co.	193,191	1,172,669
Graco, Inc.	1,824	97,110
GrafTech International Ltd.	1,457	8,844
HD Supply Holdings, Inc. *	3,569	125,272
HEICO Corp.	197	18,936
HEICO Corp., Class A	342	26,180
Hexcel Corp.	1,832	68,334
Honeywell International, Inc.	15,611	2,331,815
Howmet Aerospace, Inc.	8,756	129,414
Hubbell, Inc.	1,200	161,964
Huntington Ingalls Industries, Inc.	795	138,099
IDEX Corp.	1,674	275,909
Illinois Tool Works, Inc.	3,898	721,091
Ingersoll Rand, Inc. *	7,692	242,990
ITT, Inc.	1,914	110,495
Jacobs Engineering Group, Inc.	2,779	237,188
Johnson Controls International plc	16,536	636,305
L3Harris Technologies, Inc.	4,785	805,459
Lennox International, Inc.	768	205,931
Lincoln Electric Holdings, Inc.	718	64,900

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Masco Corp.	5,837	333,643
Mercury Systems, Inc. *	228	17,654
MSC Industrial Direct Co., Inc., Class A	1,003	66,208
Nordson Corp.	236	45,697
Northrop Grumman Corp.	280	91,003
nVent Electric plc	3,492	63,415
Oshkosh Corp.	1,501	118,159
Otis Worldwide Corp.	9,061	568,487
Owens Corning	2,371	143,374
PACCAR, Inc.	7,532	640,822
Parker-Hannifin Corp.	2,842	508,491
Pentair plc	3,665	157,045
Quanta Services, Inc.	2,411	96,368
Raytheon Technologies Corp.	31,691	1,796,246
Regal Beloit Corp.	893	82,129
Rockwell Automation, Inc.	1,323	288,599
Roper Technologies, Inc.	1,993	861,873
Sensata Technologies Holding plc *	3,426	130,119
Snap-on, Inc.	1,195	174,315
Spirit AeroSystems Holdings, Inc., Class A	2,356	46,107
Stanley Black & Decker, Inc.	3,423	524,814
Teledyne Technologies, Inc. *	804	246,587
Textron, Inc.	5,052	176,517
The Boeing Co.	11,873	1,875,934
The Middleby Corp. *	1,219	101,250
The Timken Co.	1,389	63,422
The Toro Co.	237	16,910
Trane Technologies plc	5,303	593,247
TransDigm Group, Inc.	902	389,285
Trinity Industries, Inc.	2,038	39,802
United Rentals, Inc. *	1,599	248,437
Univar Solutions, Inc. *	3,657	64,619
Valmont Industries, Inc.	471	57,085
Virgin Galactic Holdings, Inc. *	190	4,265
W.W. Grainger, Inc.	261	89,139
Watsco, Inc.	723	170,679
Westinghouse Air Brake Technologies Corp.	4,018	249,879
Woodward, Inc.	1,229	92,101
Xylem, Inc.	3,971	289,804
		28,781,196

Commercial & Professional Services 0.8%
ADT, Inc.	2,514	21,646
Cintas Corp.	226	68,223
Clean Harbors, Inc. *	1,129	67,288
CoreLogic, Inc.	1,664	113,418
Equifax, Inc.	691	112,329
FTI Consulting, Inc. *	805	96,149
IAA, Inc. *	2,262	98,058
IHS Markit Ltd.	4,012	323,889
ManpowerGroup, Inc.	1,278	87,914
MSA Safety, Inc.	622	73,726
Nielsen Holdings plc	7,893	113,896
Republic Services, Inc.	4,662	406,759
Robert Half International, Inc.	2,476	125,954
Rollins, Inc.	416	21,798
Stericycle, Inc. *	2,026	122,441
TransUnion	380	34,037
Waste Management, Inc.	8,175	895,980
		2,783,505

Consumer Durables & Apparel 1.3%
Brunswick Corp.	1,749	117,148
Capri Holdings Ltd. *	3,189	47,771
Carter’s, Inc.	942	74,154
Columbia Sportswear Co.	647	49,069
D.R. Horton, Inc.	7,337	485,416
Security	Number of Shares	Value ($)
Garmin Ltd.	3,319	327,220
Hanesbrands, Inc.	7,678	108,490
Hasbro, Inc.	2,824	205,474
Leggett & Platt, Inc.	2,924	117,223
Lennar Corp., Class A	6,002	434,245
Lennar Corp., Class B	353	19,016
Mattel, Inc. *	3,136	34,841
Mohawk Industries, Inc. *	1,286	102,687
Newell Brands, Inc.	8,520	139,728
NVR, Inc. *	67	263,320
Peloton Interactive, Inc., Class A *	1,638	111,744
Polaris, Inc.	1,155	119,693
PulteGroup, Inc.	5,939	258,940
PVH Corp.	1,546	75,228
Ralph Lauren Corp.	1,050	74,865
Skechers U.S.A., Inc., Class A *	2,951	86,405
Tapestry, Inc.	6,095	81,429
Tempur Sealy International, Inc. *	275	22,261
Toll Brothers, Inc.	2,558	97,716
Under Armour, Inc., Class A *	4,231	44,510
Under Armour, Inc., Class C *	4,256	40,390
VF Corp.	6,835	412,561
Whirlpool Corp.	1,354	220,865
		4,172,409

Consumer Services 2.4%
Aramark	5,056	106,783
Bright Horizons Family Solutions, Inc. *	396	42,467
Carnival Corp. (a)	10,432	144,796
Choice Hotels International, Inc.	781	65,635
Darden Restaurants, Inc.	2,885	218,972
Dunkin’ Brands Group, Inc.	272	18,695
Extended Stay America, Inc.	3,976	45,366
frontdoor, Inc. *	1,560	65,512
Graham Holdings Co., Class B	93	37,048
Grand Canyon Education, Inc. *	1,030	91,402
H&R Block, Inc.	1,288	18,676
Hilton Worldwide Holdings, Inc.	6,056	454,503
Hyatt Hotels Corp., Class A	785	37,680
Las Vegas Sands Corp.	4,219	184,117
Marriott International, Inc., Class A	5,964	499,932
McDonald’s Corp.	14,184	2,755,668
MGM Resorts International	10,444	168,044
Norwegian Cruise Line Holdings Ltd. *	5,672	77,366
Planet Fitness, Inc., Class A *	778	40,612
Royal Caribbean Cruises Ltd.	3,795	184,854
Service Corp. International	3,857	167,240
ServiceMaster Global Holdings, Inc. *	2,930	119,808
Six Flags Entertainment Corp.	1,716	29,841
Starbucks Corp.	10,989	840,988
Vail Resorts, Inc.	815	156,504
Wyndham Destinations, Inc.	1,887	50,194
Wyndham Hotels & Resorts, Inc.	2,024	89,380
Wynn Resorts Ltd.	1,634	118,351
Yum China Holdings, Inc.	7,447	381,584
Yum! Brands, Inc.	6,187	563,326
		7,775,344

Diversified Financials 7.9%
Affiliated Managers Group, Inc.	1,030	70,854
AGNC Investment Corp.	12,636	171,850
Ally Financial, Inc.	8,292	166,669
American Express Co.	14,537	1,356,593
Ameriprise Financial, Inc.	2,731	419,564
Annaly Capital Management, Inc.	31,816	235,757
Apollo Global Management, Inc.	1,901	93,339
Berkshire Hathaway, Inc., Class B *	43,353	8,487,650

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BlackRock, Inc.	3,273	1,882,008
Capital One Financial Corp.	10,052	641,318
Cboe Global Markets, Inc.	1,902	166,805
CME Group, Inc.	7,891	1,311,326
Credit Acceptance Corp. *	209	97,799
Discover Financial Services	6,799	336,075
E*TRADE Financial Corp.	4,915	249,535
Eaton Vance Corp.	2,447	88,435
Equitable Holdings, Inc.	9,039	184,938
Evercore, Inc., Class A	888	49,106
Franklin Resources, Inc.	6,011	126,532
Interactive Brokers Group, Inc., Class A	1,588	78,765
Intercontinental Exchange, Inc.	7,780	752,948
Invesco Ltd.	8,322	83,553
Jefferies Financial Group, Inc.	4,996	80,935
KKR & Co., Inc.	11,826	418,286
Lazard Ltd., Class A	2,267	66,468
Legg Mason, Inc.	1,835	91,732
LendingTree, Inc. *	9	3,117
LPL Financial Holdings, Inc.	1,605	126,827
Morgan Stanley	24,517	1,198,391
Morningstar, Inc.	78	13,107
Nasdaq, Inc.	2,541	333,659
New Residential Investment Corp.	9,109	72,234
Northern Trust Corp.	4,265	334,163
OneMain Holdings, Inc.	1,461	41,931
Raymond James Financial, Inc.	2,727	189,472
S&P Global, Inc.	2,196	769,149
Santander Consumer USA Holdings, Inc.	1,695	31,120
SEI Investments Co.	2,561	134,017
SLM Corp.	6,466	43,775
Starwood Property Trust, Inc.	6,030	90,148
State Street Corp.	7,817	498,646
Synchrony Financial	12,940	286,362
T. Rowe Price Group, Inc.	3,748	517,599
TD Ameritrade Holding Corp.	5,764	206,870
The Bank of New York Mellon Corp.	17,747	636,230
The Carlyle Group, Inc.	2,316	65,936
The Charles Schwab Corp. (b)	25,580	847,977
The Goldman Sachs Group, Inc.	7,366	1,458,173
Tradeweb Markets, Inc., Class A	277	14,977
Virtu Financial, Inc., Class A	151	3,745
Voya Financial, Inc.	2,791	137,875
		25,764,340

Energy 4.8%
Antero Midstream Corp.	6,381	36,180
Apache Corp.	8,363	128,372
Baker Hughes Co.	14,563	225,581
Cabot Oil & Gas Corp.	8,703	162,746
Chevron Corp.	41,570	3,489,386
Cimarex Energy Co.	2,257	55,206
Concho Resources, Inc.	4,330	227,498
ConocoPhillips	23,877	892,761
Continental Resources, Inc.	1,681	29,064
Devon Energy Corp.	8,428	88,410
Diamondback Energy, Inc.	3,497	139,390
EOG Resources, Inc.	12,940	606,239
EQT Corp.	5,614	81,515
Equitrans Midstream Corp.	8,154	78,686
Exxon Mobil Corp.	94,113	3,960,275
Halliburton Co.	19,442	278,604
Helmerich & Payne, Inc.	2,348	41,865
Hess Corp.	6,093	299,837
HollyFrontier Corp.	3,295	90,613
Kinder Morgan, Inc.	43,216	609,346
Marathon Oil Corp.	17,419	95,630
Marathon Petroleum Corp.	14,367	548,819
Security	Number of Shares	Value ($)
Murphy Oil Corp.	3,267	43,157
National Oilwell Varco, Inc.	8,577	98,721
Noble Energy, Inc.	10,543	105,325
Occidental Petroleum Corp.	18,024	283,698
ONEOK, Inc.	9,737	271,760
Parsley Energy, Inc., Class A	6,616	72,644
Phillips 66	9,693	601,160
Pioneer Natural Resources Co.	3,645	353,273
Schlumberger Ltd.	30,832	559,292
Targa Resources Corp.	5,090	93,045
The Williams Cos., Inc.	26,997	516,453
Valero Energy Corp.	9,052	508,994
WPX Energy, Inc. *	9,037	53,951
		15,727,496

Food & Staples Retailing 1.8%
Casey’s General Stores, Inc.	816	129,899
Costco Wholesale Corp.	1,147	373,383
Grocery Outlet Holding Corp. *	728	32,025
Sprouts Farmers Market, Inc. *	416	10,974
Sysco Corp.	3,096	163,624
The Kroger Co.	17,184	597,831
U.S. Foods Holding Corp. *	4,858	98,617
Walgreens Boots Alliance, Inc.	16,276	662,596
Walmart, Inc.	30,984	4,009,330
		6,078,279

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	23,314	959,371
Archer-Daniels-Midland Co.	12,295	526,595
Beyond Meat, Inc. *	234	29,461
Brown-Forman Corp., Class A	150	9,486
Brown-Forman Corp., Class B	601	41,673
Bunge Ltd.	3,061	132,970
Campbell Soup Co.	1,947	96,513
Conagra Brands, Inc.	10,819	405,171
Constellation Brands, Inc., Class A	3,542	631,184
Flowers Foods, Inc.	4,305	97,939
General Mills, Inc.	13,484	853,133
Hormel Foods Corp.	6,193	314,976
Ingredion, Inc.	1,489	128,798
Kellogg Co.	3,682	254,021
Keurig Dr Pepper, Inc.	7,578	231,811
Lamb Weston Holdings, Inc.	2,497	150,020
McCormick & Co., Inc. - Non Voting Shares	1,214	236,609
Molson Coors Beverage Co., Class B	3,874	145,352
Mondelez International, Inc., Class A	31,396	1,742,164
PepsiCo, Inc.	8,212	1,130,464
Philip Morris International, Inc.	34,596	2,657,319
Pilgrim’s Pride Corp. *	816	12,526
Post Holdings, Inc. *	1,413	125,390
Seaboard Corp.	5	13,516
The Coca-Cola Co.	35,507	1,677,351
The Hain Celestial Group, Inc. *	1,828	62,115
The Hershey Co.	745	108,330
The JM Smucker Co.	2,452	268,126
The Kraft Heinz Co.	14,374	494,178
TreeHouse Foods, Inc. *	1,251	54,819
Tyson Foods, Inc., Class A	6,382	392,174
		13,983,555

Health Care Equipment & Services 7.2%
Abbott Laboratories	23,676	2,382,753
Acadia Healthcare Co., Inc. *	1,974	58,845
AmerisourceBergen Corp.	1,681	168,419
Anthem, Inc.	4,168	1,141,198

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Baxter International, Inc.	6,576	568,035
Becton, Dickinson & Co.	5,999	1,687,759
Boston Scientific Corp. *	31,066	1,198,216
Centene Corp. *	8,995	586,924
Change Healthcare, Inc. *	1,443	16,825
Cigna Corp. *	5,873	1,014,208
CVS Health Corp.	29,065	1,829,351
Danaher Corp.	13,920	2,836,896
DaVita, Inc. *	1,533	133,969
DENTSPLY SIRONA, Inc.	4,854	216,488
Encompass Health Corp.	1,175	79,994
Envista Holdings Corp. *	3,512	76,807
Globus Medical, Inc., Class A *	1,632	78,630
Haemonetics Corp. *	75	6,575
HCA Healthcare, Inc.	2,836	359,151
Henry Schein, Inc. *	3,165	217,530
Hill-Rom Holdings, Inc.	1,307	127,067
Hologic, Inc. *	1,714	119,603
Humana, Inc.	1,818	713,474
ICU Medical, Inc. *	319	58,610
Integra LifeSciences Holdings Corp. *	1,570	74,968
Laboratory Corp. of America Holdings *	2,033	392,206
McKesson Corp.	915	137,396
Medtronic plc	29,826	2,877,612
Molina Healthcare, Inc. *	424	78,313
Premier, Inc., Class A *	1,383	48,364
Quest Diagnostics, Inc.	2,966	376,890
STERIS plc	1,766	281,907
Stryker Corp.	5,190	1,003,227
Tandem Diabetes Care, Inc. *	143	14,938
Teladoc Health, Inc. *	159	37,783
Teleflex, Inc.	382	142,524
The Cooper Cos., Inc.	950	268,783
UnitedHealth Group, Inc.	3,527	1,067,905
Universal Health Services, Inc., Class B	1,635	179,687
Varian Medical Systems, Inc. *	1,761	251,330
Zimmer Biomet Holdings, Inc.	4,599	620,221
		23,531,381

Household & Personal Products 2.2%
Colgate-Palmolive Co.	18,729	1,445,879
Coty, Inc., Class A	6,475	24,022
Energizer Holdings, Inc.	287	14,387
Herbalife Nutrition Ltd. *	1,941	99,457
Kimberly-Clark Corp.	7,545	1,147,142
Nu Skin Enterprises, Inc., Class A	1,153	51,712
Reynolds Consumer Products, Inc.	801	27,282
Spectrum Brands Holdings, Inc.	953	51,615
The Clorox Co.	814	192,519
The Estee Lauder Cos., Inc., Class A	519	102,523
The Procter & Gamble Co.	29,966	3,929,142
		7,085,680

Insurance 3.5%
Aflac, Inc.	15,771	560,974
Alleghany Corp.	280	146,250
American Financial Group, Inc.	1,630	99,055
American International Group, Inc.	19,147	615,385
American National Group, Inc.	165	12,152
Arch Capital Group Ltd. *	8,731	268,478
Arthur J. Gallagher & Co.	4,177	448,986
Assurant, Inc.	1,324	142,290
Assured Guaranty Ltd.	1,885	41,150
Athene Holding Ltd., Class A *	2,547	82,141
Axis Capital Holdings Ltd.	1,658	66,519
Brighthouse Financial, Inc. *	2,153	61,016
Brown & Brown, Inc.	4,959	225,486
Security	Number of Shares	Value ($)
Chubb Ltd.	9,991	1,271,255
Cincinnati Financial Corp.	3,324	259,039
CNA Financial Corp.	630	20,979
Erie Indemnity Co., Class A	242	50,849
Everest Re Group Ltd.	888	194,285
Fidelity National Financial, Inc.	6,102	197,461
First American Financial Corp.	2,406	122,730
Globe Life, Inc.	2,330	185,468
Kemper Corp.	1,370	107,572
Lincoln National Corp.	3,744	139,539
Loews Corp.	5,317	193,592
Markel Corp. *	300	313,362
Marsh & McLennan Cos., Inc.	2,509	292,549
Mercury General Corp.	613	26,304
MetLife, Inc.	17,094	647,008
Old Republic International Corp.	6,258	100,566
Primerica, Inc.	339	40,565
Principal Financial Group, Inc.	6,030	255,853
Prudential Financial, Inc.	8,785	556,705
Reinsurance Group of America, Inc.	1,503	128,131
RenaissanceRe Holdings Ltd.	719	129,693
The Allstate Corp.	6,965	657,426
The Hanover Insurance Group, Inc.	834	84,968
The Hartford Financial Services Group, Inc.	7,934	335,767
The Progressive Corp.	9,251	835,735
The Travelers Cos., Inc.	5,617	642,697
Unum Group	4,478	77,156
W.R. Berkley Corp.	3,093	190,993
White Mountains Insurance Group Ltd.	66	58,089
Willis Towers Watson plc	2,856	599,789
		11,486,007

Materials 4.6%
Air Products & Chemicals, Inc.	4,285	1,228,210
Albemarle Corp.	2,343	193,204
Amcor plc *	30,262	311,699
AptarGroup, Inc.	1,427	164,390
Ardagh Group S.A.	414	5,634
Ashland Global Holdings, Inc.	1,221	92,161
Avery Dennison Corp.	1,086	123,087
Axalta Coating Systems Ltd. *	4,660	103,452
Ball Corp.	459	33,796
Berry Global Group, Inc. *	1,936	96,781
Cabot Corp.	1,251	45,636
Celanese Corp.	2,617	254,372
CF Industries Holdings, Inc.	4,740	148,504
Corteva, Inc. *	16,653	475,610
Crown Holdings, Inc. *	2,583	184,891
Dow, Inc. *	16,483	676,792
DuPont de Nemours, Inc.	16,335	873,596
Eagle Materials, Inc.	907	72,769
Eastman Chemical Co.	3,014	224,935
Ecolab, Inc.	4,435	829,700
Element Solutions, Inc. *	4,875	52,942
FMC Corp.	2,308	244,763
Freeport-McMoRan, Inc.	32,180	415,766
Graphic Packaging Holding Co.	4,769	66,480
Huntsman Corp.	4,416	81,696
International Flavors & Fragrances, Inc.	2,374	299,005
International Paper Co.	8,721	303,404
Linde plc	11,679	2,862,640
LyondellBasell Industries N.V., Class A	5,692	355,864
Martin Marietta Materials, Inc.	1,380	285,908
NewMarket Corp.	26	9,745
Newmont Corp.	17,842	1,234,666
Nucor Corp.	6,689	280,604
Olin Corp.	3,205	36,024
Packaging Corp. of America	2,080	199,930

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PPG Industries, Inc.	5,238	563,871
Reliance Steel & Aluminum Co.	1,408	138,350
Royal Gold, Inc.	418	58,491
RPM International, Inc.	471	38,429
Sealed Air Corp.	3,447	122,989
Silgan Holdings, Inc.	1,765	67,511
Sonoco Products Co.	2,220	114,863
Southern Copper Corp.	1,816	79,377
Steel Dynamics, Inc.	4,495	123,208
The Chemours Co.	3,581	66,356
The Mosaic Co.	7,643	102,951
The Scotts Miracle-Gro Co.	57	9,038
Valvoline, Inc.	4,084	83,804
Vulcan Materials Co.	2,933	344,393
W.R. Grace & Co.	811	37,411
Westlake Chemical Corp.	762	41,529
WestRock Co.	5,696	152,995
		15,014,222

Media & Entertainment 5.8%
Activision Blizzard, Inc.	10,263	848,032
Alphabet, Inc., Class A *	1,495	2,224,485
Alphabet, Inc., Class C *	1,476	2,188,849
Charter Communications, Inc., Class A *	322	186,760
Comcast Corp., Class A	100,756	4,312,357
Discovery, Inc., Class A *	3,463	73,069
Discovery, Inc., Class C *	7,226	136,933
DISH Network Corp., Class A *	5,448	174,935
Electronic Arts, Inc. *	5,457	772,820
Fox Corp., Class A	7,526	193,945
Fox Corp., Class B *	3,550	91,483
John Wiley & Sons, Inc., Class A	971	32,849
Liberty Broadband Corp., Class A *	549	74,120
Liberty Broadband Corp., Class C *	2,330	319,839
Liberty Media Corp. - Liberty Formula One, Class A *	564	18,663
Liberty Media Corp. - Liberty Formula One, Class C *	4,386	155,440
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,648	57,334
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,422	119,736
Lions Gate Entertainment Corp., Class A *	1,234	9,452
Lions Gate Entertainment Corp., Class B *	2,672	18,998
Madison Square Garden Entertainment Corp. *	418	29,619
Madison Square Garden Sports Corp. *	422	64,857
News Corp., Class A	8,545	108,692
News Corp., Class B	2,746	35,039
Nexstar Media Group, Inc., Class A	327	28,662
Omnicom Group, Inc.	4,720	253,606
Pinterest, Inc., Class A *	1,536	52,669
Sirius XM Holdings, Inc.	10,569	62,146
Take-Two Interactive Software, Inc. *	190	31,164
The Interpublic Group of Cos., Inc.	8,618	155,555
The New York Times Co., Class A	3,612	166,658
The Walt Disney Co.	40,185	4,699,234
TripAdvisor, Inc.	2,259	45,700
Twitter, Inc. *	17,070	621,348
ViacomCBS, Inc., Class B	12,302	320,713
Zillow Group, Inc., Class A *	1,136	77,350
Zillow Group, Inc., Class C *	2,676	183,012
Zynga, Inc., Class A *	3,529	34,690
		18,980,813

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.2%
AbbVie, Inc.	2,348	222,849
Acceleron Pharma, Inc. *	62	6,149
Agilent Technologies, Inc.	6,275	604,471
Agios Pharmaceuticals, Inc. *	1,248	56,559
Alexion Pharmaceuticals, Inc. *	3,994	409,345
Alkermes plc *	3,459	62,297
Bio-Rad Laboratories, Inc., Class A *	468	245,649
Bio-Techne Corp.	51	14,033
Biogen, Inc. *	2,519	691,944
BioMarin Pharmaceutical, Inc. *	378	45,288
Bluebird Bio, Inc. *	802	48,681
Bristol-Myers Squibb Co.	32,063	1,880,816
Bruker Corp.	1,334	59,523
Catalent, Inc. *	3,406	297,480
Charles River Laboratories International, Inc. *	125	24,874
Elanco Animal Health, Inc. *	8,868	209,551
Exact Sciences Corp. *	438	41,500
Exelixis, Inc. *	4,280	98,825
Gilead Sciences, Inc.	27,916	1,940,999
Horizon Therapeutics plc *	305	18,663
Ionis Pharmaceuticals, Inc. *	1,463	84,210
IQVIA Holdings, Inc. *	2,620	414,982
Jazz Pharmaceuticals plc *	1,200	129,900
Johnson & Johnson	50,775	7,400,964
Merck & Co., Inc.	7,076	567,778
Mettler-Toledo International, Inc. *	32	29,920
Mylan N.V. *	11,444	184,363
Nektar Therapeutics *	3,825	84,762
PerkinElmer, Inc.	1,992	236,869
Perrigo Co., plc	3,030	160,651
Pfizer, Inc.	123,645	4,757,860
PPD, Inc. *	214	6,285
PRA Health Sciences, Inc. *	211	22,484
QIAGEN N.V. *	4,991	246,805
Reata Pharmaceuticals, Inc., Class A *	56	8,271
Sage Therapeutics, Inc. *	1,065	48,532
Syneos Health, Inc. *	1,229	76,677
Thermo Fisher Scientific, Inc.	3,627	1,501,397
United Therapeutics Corp. *	960	107,011
Waters Corp. *	1,258	268,143
Zoetis, Inc.	1,002	151,983
		23,469,343

Real Estate 4.7%
Alexandria Real Estate Equities, Inc.	2,780	493,589
American Campus Communities, Inc.	3,029	107,954
American Homes 4 Rent, Class A	5,769	167,301
Americold Realty Trust	4,007	161,682
Apartment Investment & Management Co., Class A	3,282	127,407
Apple Hospitality REIT, Inc.	4,710	41,542
AvalonBay Communities, Inc.	3,125	478,500
Boston Properties, Inc.	3,453	307,628
Brandywine Realty Trust	3,786	41,002
Brixmor Property Group, Inc.	6,517	75,011
Brookfield Property REIT, Inc., Class A	150	1,742
Camden Property Trust	2,097	190,429
CBRE Group, Inc., Class A *	7,411	324,676
CoreSite Realty Corp.	294	37,941
Corporate Office Properties Trust	2,459	65,114
Cousins Properties, Inc.	3,271	100,485
Crown Castle International Corp.	617	102,854
CubeSmart	4,283	127,077
CyrusOne, Inc.	2,553	212,971
Digital Realty Trust, Inc.	5,937	953,126
Douglas Emmett, Inc.	3,682	107,293

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Duke Realty Corp.	8,177	328,634
Empire State Realty Trust, Inc., Class A	3,290	21,714
EPR Properties	1,752	50,160
Equity Commonwealth	2,567	81,040
Equity LifeStyle Properties, Inc.	2,281	155,838
Equity Residential	8,163	437,782
Essex Property Trust, Inc.	1,448	319,632
Extra Space Storage, Inc.	823	85,049
Federal Realty Investment Trust	1,670	127,421
First Industrial Realty Trust, Inc.	2,797	122,844
Gaming & Leisure Properties, Inc.	4,512	163,380
Healthcare Trust of America, Inc., Class A	4,824	133,191
Healthpeak Properties, Inc.	11,967	326,579
Highwoods Properties, Inc.	2,268	86,955
Host Hotels & Resorts, Inc.	15,530	167,413
Hudson Pacific Properties, Inc.	3,307	77,946
Invitation Homes, Inc.	12,078	360,166
Iron Mountain, Inc.	2,602	73,350
JBG SMITH Properties	2,681	77,776
Jones Lang LaSalle, Inc.	1,140	112,757
Kilroy Realty Corp.	2,553	148,763
Kimco Realty Corp.	9,135	101,855
Lamar Advertising Co., Class A	1,906	125,281
Life Storage, Inc.	1,030	101,074
Medical Properties Trust, Inc.	11,547	232,441
Mid-America Apartment Communities, Inc.	2,528	301,312
National Retail Properties, Inc.	3,803	134,816
Omega Healthcare Investors, Inc.	4,994	161,706
Outfront Media, Inc.	3,170	45,680
Paramount Group, Inc.	4,250	30,303
Park Hotels & Resorts, Inc.	5,380	44,493
Prologis, Inc.	16,364	1,725,093
Public Storage	1,163	232,460
Rayonier, Inc.	3,008	83,562
Realty Income Corp.	7,635	458,482
Regency Centers Corp.	3,741	153,493
Rexford Industrial Realty, Inc.	2,573	120,751
SBA Communications Corp.	2,124	661,711
Simon Property Group, Inc.	1,432	89,285
SL Green Realty Corp.	1,703	79,189
Spirit Realty Capital, Inc.	2,264	78,017
STORE Capital Corp.	4,982	118,024
Sun Communities, Inc.	2,145	321,600
Taubman Centers, Inc.	1,348	52,195
The Howard Hughes Corp. *	876	46,594
UDR, Inc.	6,511	235,698
Ventas, Inc.	8,285	317,813
VEREIT, Inc.	23,964	156,006
VICI Properties, Inc.	10,424	226,305
Vornado Realty Trust	3,897	134,524
Weingarten Realty Investors	2,726	46,506
Welltower, Inc.	9,283	497,197
Weyerhaeuser Co.	16,581	461,118
WP Carey, Inc.	3,800	271,206
		15,529,504

Retailing 2.6%
Advance Auto Parts, Inc.	1,479	222,057
AutoNation, Inc. *	1,290	66,229
AutoZone, Inc. *	212	255,973
Best Buy Co., Inc.	4,149	413,199
Burlington Stores, Inc. *	155	29,140
CarMax, Inc. *	3,338	323,686
Dick’s Sporting Goods, Inc.	1,385	63,184
Dollar Tree, Inc. *	2,719	253,819
eBay, Inc.	1,261	69,708
Expedia Group, Inc.	2,664	215,811
Foot Locker, Inc.	2,272	66,774
Security	Number of Shares	Value ($)
Genuine Parts Co.	3,120	281,268
GrubHub, Inc. *	1,844	133,210
Kohl’s Corp.	3,399	64,717
L Brands, Inc.	5,088	124,198
LKQ Corp. *	6,722	189,493
Nordstrom, Inc.	2,453	33,581
Ollie’s Bargain Outlet Holdings, Inc. *	137	14,399
Penske Automotive Group, Inc.	715	32,046
Qurate Retail, Inc. Class A *	8,407	91,720
Ross Stores, Inc.	1,481	132,801
Target Corp.	11,110	1,398,527
The Gap, Inc.	4,102	54,844
The Home Depot, Inc.	11,943	3,170,747
The TJX Cos., Inc.	5,061	263,121
Tiffany & Co.	2,688	336,968
Ulta Beauty, Inc. *	85	16,404
Wayfair, Inc., Class A *	130	34,592
Williams-Sonoma, Inc.	1,426	124,233
		8,476,449

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *	1,815	140,535
Analog Devices, Inc.	7,184	825,082
Broadcom, Inc.	451	142,854
Cirrus Logic, Inc. *	1,287	88,198
Cree, Inc. *	2,401	165,477
Entegris, Inc.	192	13,807
First Solar, Inc. *	1,841	109,632
Intel Corp.	94,251	4,498,600
Marvell Technology Group Ltd.	14,632	533,629
Maxim Integrated Products, Inc.	3,934	267,866
Microchip Technology, Inc.	1,301	132,351
Micron Technology, Inc. *	24,721	1,237,410
MKS Instruments, Inc.	303	38,614
ON Semiconductor Corp. *	9,004	185,482
Qorvo, Inc. *	2,564	328,577
Skyworks Solutions, Inc.	3,701	538,792
Texas Instruments, Inc.	10,247	1,307,005
		10,553,911

Software & Services 3.6%
2U, Inc. *	928	43,704
Akamai Technologies, Inc. *	632	71,062
Alliance Data Systems Corp.	1,052	46,667
Amdocs Ltd.	2,948	183,071
Aspen Technology, Inc. *	103	10,018
Autodesk, Inc. *	1,626	384,435
Automatic Data Processing, Inc.	1,338	177,834
CACI International, Inc., Class A *	460	95,597
CDK Global, Inc.	2,353	106,967
Ceridian HCM Holding, Inc. *	708	55,429
Citrix Systems, Inc.	1,990	284,092
Cognizant Technology Solutions Corp., Class A	11,151	761,836
Crowdstrike Holdings, Inc., Class A *	695	78,674
DXC Technology Co.	5,605	100,386
Euronet Worldwide, Inc. *	1,113	107,004
Fidelity National Information Services, Inc.	13,727	2,008,397
FireEye, Inc. *	3,813	57,576
Fiserv, Inc. *	8,746	872,763
Genpact Ltd.	2,533	100,864
Global Payments, Inc.	6,615	1,177,602
Guidewire Software, Inc. *	1,491	175,431
International Business Machines Corp.	19,755	2,428,680
Jack Henry & Associates, Inc.	363	64,723
Leidos Holdings, Inc.	2,695	256,456
LogMeIn, Inc.	980	84,094
Manhattan Associates, Inc. *	153	14,656

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nuance Communications, Inc. *	6,233	170,473
Oracle Corp.	5,264	291,889
Paychex, Inc.	1,493	107,377
Pegasystems, Inc.	89	10,403
RealPage, Inc. *	249	15,690
Sabre Corp.	6,167	46,623
salesforce.com, Inc. *	1,404	273,569
Science Applications International Corp.	1,114	89,098
SolarWinds Corp. *	1,045	19,186
SS&C Technologies Holdings, Inc.	3,934	226,205
Synopsys, Inc. *	242	48,211
Teradata Corp. *	579	12,159
The Western Union Co.	7,340	178,215
Twilio, Inc., Class A *	479	132,884
VeriSign, Inc. *	924	195,592
WEX, Inc. *	878	139,049
		11,704,641

Technology Hardware & Equipment 2.9%
Amphenol Corp., Class A	2,607	275,716
Arista Networks, Inc. *	235	61,046
Arrow Electronics, Inc. *	1,727	123,688
Avnet, Inc.	2,201	58,811
Ciena Corp. *	3,389	201,679
Cisco Systems, Inc.	94,412	4,446,805
Coherent, Inc. *	94	13,050
CommScope Holding Co., Inc. *	4,073	37,797
Corning, Inc.	16,642	515,902
Dell Technologies, Inc., Class C *	3,190	190,858
Dolby Laboratories, Inc., Class A	1,224	85,190
EchoStar Corp., Class A *	1,079	29,457
F5 Networks, Inc. *	1,352	183,737
FLIR Systems, Inc.	2,891	120,439
Hewlett Packard Enterprise Co.	28,604	282,321
HP, Inc.	31,770	558,517
IPG Photonics Corp. *	736	131,751
Jabil, Inc.	2,626	91,542
Juniper Networks, Inc.	7,288	184,969
Keysight Technologies, Inc. *	2,757	275,397
Littelfuse, Inc.	520	92,378
Lumentum Holdings, Inc. *	1,481	137,481
Motorola Solutions, Inc.	3,388	473,642
National Instruments Corp.	2,850	101,175
NCR Corp. *	2,857	52,655
NetApp, Inc.	2,240	99,232
Pure Storage, Inc., Class A *	2,317	41,382
SYNNEX Corp.	920	114,761
Trimble, Inc. *	5,535	246,363
Ubiquiti, Inc.	36	6,671
ViaSat, Inc. *	1,295	49,158
Western Digital Corp.	6,653	286,744
Xerox Holdings Corp. *	4,064	67,666
Zebra Technologies Corp., Class A *	101	28,356
		9,666,336

Telecommunication Services 3.6%
AT&T, Inc.	158,542	4,689,672
CenturyLink, Inc.	24,272	234,225
GCI Liberty, Inc., Class A *	2,186	171,361
T-Mobile US, Inc. *	12,222	1,312,398
Telephone & Data Systems, Inc.	2,261	43,909
United States Cellular Corp. *	323	9,583
Verizon Communications, Inc.	92,130	5,295,632
		11,756,780

Security	Number of Shares	Value ($)
Transportation 2.5%
Alaska Air Group, Inc.	2,647	91,163
AMERCO	200	63,546
American Airlines Group, Inc. (a)	10,949	121,753
C.H. Robinson Worldwide, Inc.	2,481	232,519
Copa Holdings S.A., Class A	704	29,174
CSX Corp.	16,945	1,208,856
Delta Air Lines, Inc.	14,132	352,876
Expeditors International of Washington, Inc.	1,423	120,258
FedEx Corp.	5,368	903,971
JB Hunt Transport Services, Inc.	1,358	175,725
JetBlue Airways Corp. *	6,054	62,598
Kansas City Southern	2,103	361,401
Kirby Corp. *	1,339	61,915
Knight-Swift Transportation Holdings, Inc.	2,770	120,467
Landstar System, Inc.	161	19,607
Lyft, Inc., Class A *	5,286	154,510
Macquarie Infrastructure Corp.	1,650	49,434
Norfolk Southern Corp.	5,686	1,092,906
Old Dominion Freight Line, Inc.	302	55,212
Ryder System, Inc.	1,177	43,113
Schneider National, Inc., Class B	1,324	33,272
Southwest Airlines Co.	13,076	403,918
Uber Technologies, Inc. *	7,000	211,820
Union Pacific Corp.	7,395	1,281,923
United Airlines Holdings, Inc. *	6,436	201,962
United Parcel Service, Inc., Class B	5,330	760,911
XPO Logistics, Inc. *	1,914	143,588
		8,358,398

Utilities 6.1%
Alliant Energy Corp.	5,550	298,868
Ameren Corp.	5,464	438,431
American Electric Power Co., Inc.	11,035	958,721
American Water Works Co., Inc.	4,023	592,467
Atmos Energy Corp.	2,690	285,113
Avangrid, Inc.	1,273	63,383
CenterPoint Energy, Inc.	11,183	212,589
CMS Energy Corp.	6,339	406,837
Consolidated Edison, Inc.	7,438	571,462
Dominion Energy, Inc.	18,640	1,510,399
DTE Energy Co.	4,264	493,046
Duke Energy Corp.	16,333	1,384,058
Edison International	7,940	442,020
Entergy Corp.	4,457	468,564
Essential Utilities, Inc.	4,968	225,299
Evergy, Inc.	5,021	325,512
Eversource Energy	7,483	673,994
Exelon Corp.	21,630	835,134
FirstEnergy Corp.	12,032	348,928
Hawaiian Electric Industries, Inc.	2,359	85,537
IDACORP, Inc.	1,114	103,881
MDU Resources Group, Inc.	4,405	92,417
National Fuel Gas Co.	1,819	73,797
NextEra Energy, Inc.	10,882	3,054,577
NiSource, Inc.	8,507	207,996
NRG Energy, Inc.	3,520	119,011
OGE Energy Corp.	4,436	145,944
PG&E Corp. *	21,162	197,865
Pinnacle West Capital Corp.	2,501	207,783
PPL Corp.	17,103	455,282
Public Service Enterprise Group, Inc.	11,216	627,423
Sempra Energy	6,510	810,235
The AES Corp.	14,670	223,424
The Southern Co.	23,476	1,282,024
UGI Corp.	4,614	153,831
Vistra Corp.	10,827	202,032

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WEC Energy Group, Inc.	7,012	667,963
Xcel Energy, Inc.	11,671	805,766
		20,051,613
Total Common Stock
(Cost $302,906,750)		325,919,263

Warrants 0.0% of net assets

Energy 0.0%
Occidental Petroleum Corp., expires 08/03/27 *	2,292	12,833
Total Warrants
(Cost $—)		12,833

Other Investment Companies 0.6% of net assets

Equity Funds 0.2%
iShares Russell 1000 Value ETF	6,300	737,919

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09% (c)	884,381	884,381

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.10% (c)	267,725	267,725
Total Other Investment Companies
(Cost $1,878,011)		1,890,025
	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/18/20	1	163,175	8,035
Russell 1000 Value Index, expires 09/18/20	16	920,560	(3,248)
Net Unrealized Appreciation			4,787
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $255,560.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended July 31, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/20	Balance of Shares Held at 07/31/20	Dividends Received
The Charles Schwab Corp.	$293,723	$709,912	($100,183)	($14,335)	($41,140)	$847,977	25,580	$4,427

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$325,919,263	$—	$—	$325,919,263
Warrants	12,833	—	—	12,833
Other Investment Companies[1]	1,890,025	—	—	1,890,025
Futures Contracts[2]	8,035	—	—	8,035
Liabilities
Futures Contracts[2]	(3,248)	—	—	(3,248)
Total	$327,826,908	$—	$—	$327,826,908
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab® U.S. Mid-Cap Index Fund

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Aptiv plc	16,651	1,294,615
BorgWarner, Inc.	12,862	470,749
Ford Motor Co.	242,429	1,602,455
Gentex Corp.	15,228	411,004
Harley-Davidson, Inc.	9,531	248,092
Lear Corp.	3,723	410,945
Thor Industries, Inc.	3,421	389,960
		4,827,820

Banks 2.6%
Associated Banc-Corp.	9,449	121,325
Bank of Hawaii Corp.	2,466	139,650
Bank OZK	7,565	181,938
BOK Financial Corp.	1,950	108,615
Citizens Financial Group, Inc.	26,469	656,696
Comerica, Inc.	8,632	332,505
Commerce Bancshares, Inc.	6,268	358,906
Cullen/Frost Bankers, Inc.	3,492	251,634
East West Bancorp, Inc.	8,739	302,894
F.N.B. Corp.	20,171	149,467
Fifth Third Bancorp	44,177	877,355
First Citizens BancShares, Inc., Class A	410	174,607
First Hawaiian, Inc.	8,102	140,813
First Horizon National Corp.	33,841	313,706
First Republic Bank	10,580	1,190,038
Huntington Bancshares, Inc.	62,705	581,275
KeyCorp	60,331	724,575
M&T Bank Corp.	7,950	842,302
MGIC Investment Corp.	20,851	172,438
New York Community Bancorp, Inc.	27,861	293,376
PacWest Bancorp	7,292	133,261
People’s United Financial, Inc.	26,232	283,043
Pinnacle Financial Partners, Inc.	4,580	181,460
Popular, Inc.	5,384	199,800
Prosperity Bancshares, Inc.	5,533	307,413
Regions Financial Corp.	59,653	647,832
Signature Bank	3,241	332,300
Sterling Bancorp	12,073	135,821
SVB Financial Group *	3,193	716,094
Synovus Financial Corp.	9,065	182,660
TCF Financial Corp.	9,339	256,729
TFS Financial Corp.	3,086	44,685
Umpqua Holdings Corp.	13,774	149,448
Webster Financial Corp.	5,600	152,712
Western Alliance Bancorp	6,080	218,576
Wintrust Financial Corp.	3,522	150,742
Zions Bancorp NA	10,049	326,291
		12,332,982

Security	Number of Shares	Value ($)
Capital Goods 9.5%
A.O. Smith Corp.	8,244	396,866
Acuity Brands, Inc.	2,450	242,795
AECOM *	9,522	344,601
AGCO Corp.	3,847	252,479
Air Lease Corp.	6,592	172,842
Allegion plc	5,725	569,408
Allison Transmission Holdings, Inc.	7,022	262,342
AMETEK, Inc.	14,252	1,328,999
Armstrong World Industries, Inc.	2,967	211,369
Axon Enterprise, Inc. *	3,859	320,799
BWX Technologies, Inc.	5,909	322,159
Carlisle Cos., Inc.	3,357	399,752
Carrier Global Corp.	53,983	1,470,497
Colfax Corp. *	6,144	178,668
Crane Co.	3,013	170,445
Cummins, Inc.	9,165	1,771,228
Curtiss-Wright Corp.	2,585	230,375
Donaldson Co., Inc.	7,869	380,387
Dover Corp.	8,931	919,268
Fastenal Co.	35,595	1,674,389
Flowserve Corp.	8,105	225,886
Fortive Corp.	18,491	1,297,883
Fortune Brands Home & Security, Inc.	8,557	654,610
Gates Industrial Corp. plc *	2,685	28,300
Generac Holdings, Inc. *	3,799	598,646
Graco, Inc.	10,262	546,349
GrafTech International Ltd.	4,040	24,523
HD Supply Holdings, Inc. *	10,024	351,842
HEICO Corp.	2,769	266,156
HEICO Corp., Class A	4,838	370,349
Hexcel Corp.	5,192	193,662
Howmet Aerospace, Inc.	24,493	362,007
Hubbell, Inc.	3,357	453,094
Huntington Ingalls Industries, Inc.	2,458	426,979
IDEX Corp.	4,681	771,522
Ingersoll Rand, Inc. *	21,539	680,417
ITT, Inc.	5,361	309,491
Jacobs Engineering Group, Inc.	7,778	663,852
Johnson Controls International plc	46,301	1,781,662
Lennox International, Inc.	2,148	575,965
Lincoln Electric Holdings, Inc.	3,539	319,890
Masco Corp.	16,332	933,537
Mercury Systems, Inc. *	3,378	261,559
MSC Industrial Direct Co., Inc., Class A	2,768	182,716
Nordson Corp.	3,570	691,259
nVent Electric plc	9,623	174,754
Oshkosh Corp.	4,198	330,467
Otis Worldwide Corp.	25,371	1,591,777
Owens Corning	6,637	401,339
PACCAR, Inc.	21,089	1,794,252
Parker-Hannifin Corp.	7,959	1,424,024
Pentair plc	10,255	439,427
Quanta Services, Inc.	8,490	339,345
Regal Beloit Corp.	2,519	231,672
Rockwell Automation, Inc.	7,207	1,572,135
Sensata Technologies Holding plc *	9,568	363,393

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Snap-on, Inc.	3,343	487,643
Spirit AeroSystems Holdings, Inc., Class A	6,558	128,340
Stanley Black & Decker, Inc.	9,585	1,469,572
Teledyne Technologies, Inc. *	2,252	690,688
Textron, Inc.	14,146	494,261
The Middleby Corp. *	3,413	283,484
The Timken Co.	3,924	179,170
The Toro Co.	6,642	473,907
Trane Technologies plc	14,849	1,661,158
TransDigm Group, Inc.	3,246	1,400,909
Trex Co., Inc. *	3,593	500,613
Trinity Industries, Inc.	5,655	110,442
United Rentals, Inc. *	4,475	695,281
Univar Solutions, Inc. *	10,331	182,549
Valmont Industries, Inc.	1,311	158,893
Vertiv Holdings Co. *	12,323	178,683
Virgin Galactic Holdings, Inc. *(a)	3,733	83,806
W.W. Grainger, Inc.	2,767	945,013
Watsco, Inc.	2,024	477,806
Westinghouse Air Brake Technologies Corp.	11,248	699,513
Woodward, Inc.	3,469	259,967
Xylem, Inc.	11,116	811,246
		45,627,353

Commercial & Professional Services 3.2%
ADT, Inc.	7,074	60,907
Cintas Corp.	5,486	1,656,059
Clean Harbors, Inc. *	3,191	190,184
Copart, Inc. *	12,625	1,177,281
CoreLogic, Inc.	4,920	335,347
CoStar Group, Inc. *	2,391	2,031,776
Equifax, Inc.	7,518	1,222,126
FTI Consulting, Inc. *	2,275	271,726
IAA, Inc. *	8,342	361,626
IHS Markit Ltd.	24,677	1,992,174
ManpowerGroup, Inc.	3,609	248,263
MSA Safety, Inc.	2,267	268,708
Nielsen Holdings plc	22,136	319,422
Republic Services, Inc.	13,044	1,138,089
Robert Half International, Inc.	6,916	351,817
Rollins, Inc.	9,209	482,552
Stericycle, Inc. *	5,676	343,029
TransUnion	11,807	1,057,553
Verisk Analytics, Inc.	9,858	1,860,303
		15,368,942

Consumer Durables & Apparel 3.0%
Brunswick Corp.	4,896	327,934
Capri Holdings Ltd. *	8,873	132,917
Carter’s, Inc.	2,667	209,946
Columbia Sportswear Co.	1,800	136,512
D.R. Horton, Inc.	20,540	1,358,926
Garmin Ltd.	9,293	916,197
Hanesbrands, Inc.	21,485	303,583
Hasbro, Inc.	7,901	574,877
Leggett & Platt, Inc.	8,186	328,177
Lennar Corp., Class A	16,810	1,216,203
Lennar Corp., Class B	986	53,116
Lululemon Athletica, Inc. *	7,062	2,299,317
Mattel, Inc. *	21,397	237,721
Mohawk Industries, Inc. *	3,622	289,217
Newell Brands, Inc.	23,829	390,796
NVR, Inc. *	208	817,471
Peloton Interactive, Inc., Class A *	6,069	414,027
Polaris, Inc.	3,618	374,933
PulteGroup, Inc.	16,614	724,370
PVH Corp.	4,357	212,012
Security	Number of Shares	Value ($)
Ralph Lauren Corp.	2,969	211,690
Skechers U.S.A., Inc., Class A *	8,335	244,049
Tapestry, Inc.	17,220	230,059
Tempur Sealy International, Inc. *	2,938	237,831
Toll Brothers, Inc.	7,225	275,995
Under Armour, Inc., Class A *	11,760	123,715
Under Armour, Inc., Class C *	11,737	111,384
VF Corp.	20,287	1,224,523
Whirlpool Corp.	3,789	618,062
		14,595,560

Consumer Services 2.7%
Aramark	14,184	299,566
Bright Horizons Family Solutions, Inc. *	3,581	384,026
Carnival Corp. (a)	29,243	405,893
Chegg, Inc. *	7,526	609,380
Chipotle Mexican Grill, Inc. *	1,732	2,000,737
Choice Hotels International, Inc.	2,156	181,190
Darden Restaurants, Inc.	8,083	613,500
Domino’s Pizza, Inc.	2,422	936,369
Dunkin’ Brands Group, Inc.	5,106	350,935
Extended Stay America, Inc.	11,032	125,875
frontdoor, Inc. *	5,327	223,707
Graham Holdings Co., Class B	254	101,186
Grand Canyon Education, Inc. *	2,907	257,967
H&R Block, Inc.	11,939	173,116
Hilton Worldwide Holdings, Inc.	16,970	1,273,599
Hyatt Hotels Corp., Class A	2,175	104,400
MGM Resorts International	29,257	470,745
Norwegian Cruise Line Holdings Ltd. *	15,930	217,285
Planet Fitness, Inc., Class A *	4,966	259,225
Royal Caribbean Cruises Ltd.	10,631	517,836
Service Corp. International	10,803	468,418
ServiceMaster Global Holdings, Inc. *	8,200	335,298
Six Flags Entertainment Corp.	4,735	82,342
The Wendy’s Co.	11,090	257,066
Vail Resorts, Inc.	2,482	476,619
Wyndham Destinations, Inc.	5,178	137,735
Wyndham Hotels & Resorts, Inc.	5,715	252,374
Wynn Resorts Ltd.	6,083	440,592
Yum China Holdings, Inc.	22,406	1,148,084
		13,105,065

Diversified Financials 4.9%
Affiliated Managers Group, Inc.	2,912	200,316
AGNC Investment Corp.	35,275	479,740
Ally Financial, Inc.	23,226	466,843
Ameriprise Financial, Inc.	7,644	1,174,348
Annaly Capital Management, Inc.	88,921	658,905
Apollo Global Management, Inc.	10,599	520,411
Ares Management Corp., Class A	6,102	243,714
Cboe Global Markets, Inc.	6,801	596,448
Credit Acceptance Corp. *	630	294,802
Discover Financial Services	19,049	941,592
E*TRADE Financial Corp.	13,748	697,986
Eaton Vance Corp.	6,899	249,330
Equitable Holdings, Inc.	25,277	517,167
Evercore, Inc., Class A	2,470	136,591
FactSet Research Systems, Inc.	2,307	798,914
Franklin Resources, Inc.	16,885	355,429
Interactive Brokers Group, Inc., Class A	4,488	222,605
Invesco Ltd.	23,476	235,699
Jefferies Financial Group, Inc.	14,107	228,533
KKR & Co., Inc.	33,115	1,171,278
Lazard Ltd., Class A	6,244	183,074
Legg Mason, Inc.	5,173	258,598
LendingTree, Inc. *	488	168,990

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LPL Financial Holdings, Inc.	4,868	384,669
MarketAxess Holdings, Inc.	2,292	1,184,276
Morningstar, Inc.	1,344	225,846
MSCI, Inc.	5,146	1,934,793
Nasdaq, Inc.	7,111	933,745
New Residential Investment Corp.	25,723	203,983
Northern Trust Corp.	11,936	935,186
OneMain Holdings, Inc.	4,037	115,862
Raymond James Financial, Inc.	7,627	529,924
Santander Consumer USA Holdings, Inc.	4,667	85,686
SEI Investments Co.	7,161	374,735
SLM Corp.	23,111	156,461
Starwood Property Trust, Inc.	17,022	254,479
State Street Corp.	21,883	1,395,917
Synchrony Financial	36,239	801,969
T. Rowe Price Group, Inc.	14,064	1,942,238
TD Ameritrade Holding Corp.	16,131	578,942
The Carlyle Group, Inc.	7,233	205,924
Tradeweb Markets, Inc., Class A	5,085	274,946
Virtu Financial, Inc., Class A	3,881	96,249
Voya Financial, Inc.	7,792	384,925
		23,802,068

Energy 2.8%
Antero Midstream Corp.	17,744	100,608
Apache Corp.	23,463	360,157
Baker Hughes Co.	40,799	631,977
Cabot Oil & Gas Corp.	24,365	455,625
Cheniere Energy, Inc. *	14,386	711,819
Cimarex Energy Co.	6,207	151,823
Concho Resources, Inc.	12,132	637,415
Continental Resources, Inc. (a)	4,715	81,522
Devon Energy Corp.	23,610	247,669
Diamondback Energy, Inc.	9,784	389,990
EQT Corp.	15,838	229,968
Equitrans Midstream Corp.	25,387	244,985
Halliburton Co.	54,442	780,154
Helmerich & Payne, Inc.	6,520	116,252
Hess Corp.	17,072	840,113
HollyFrontier Corp.	9,233	253,908
Marathon Oil Corp.	48,833	268,093
Marathon Petroleum Corp.	40,236	1,537,015
Murphy Oil Corp.	9,079	119,934
National Oilwell Varco, Inc.	24,062	276,954
Noble Energy, Inc.	29,491	294,615
Occidental Petroleum Corp.	50,490	794,713
ONEOK, Inc.	27,267	761,022
Parsley Energy, Inc., Class A	18,710	205,436
Pioneer Natural Resources Co.	10,207	989,262
Targa Resources Corp.	14,265	260,764
The Williams Cos., Inc.	75,600	1,446,228
WPX Energy, Inc. *	25,171	150,271
		13,338,292

Food & Staples Retailing 0.6%
Casey’s General Stores, Inc.	2,281	363,112
Grocery Outlet Holding Corp. *	4,305	189,377
Sprouts Farmers Market, Inc. *	7,316	192,996
The Kroger Co.	48,138	1,674,721
U.S. Foods Holding Corp. *	13,612	276,324
		2,696,530

Food, Beverage & Tobacco 3.0%
Archer-Daniels-Midland Co.	34,442	1,475,151
Beyond Meat, Inc. *	3,200	402,880
Brown-Forman Corp., Class A	2,803	177,262
Security	Number of Shares	Value ($)
Brown-Forman Corp., Class B	11,225	778,342
Bunge Ltd.	8,555	371,629
Campbell Soup Co.	10,908	540,710
Conagra Brands, Inc.	30,302	1,134,810
Flowers Foods, Inc.	12,149	276,390
Hormel Foods Corp.	17,347	882,268
Ingredion, Inc.	4,182	361,743
Kellogg Co.	15,601	1,076,313
Lamb Weston Holdings, Inc.	9,066	544,685
McCormick & Co., Inc. - Non Voting Shares	7,708	1,502,289
Molson Coors Beverage Co., Class B	10,829	406,304
Pilgrim’s Pride Corp. *	3,327	51,069
Post Holdings, Inc. *	3,970	352,298
Seaboard Corp.	16	43,252
The Boston Beer Co., Inc., Class A *	539	436,827
The Hain Celestial Group, Inc. *	5,027	170,817
The Hershey Co.	9,169	1,333,264
The JM Smucker Co.	6,863	750,469
TreeHouse Foods, Inc. *	3,463	151,749
Tyson Foods, Inc., Class A	17,870	1,098,112
		14,318,633

Health Care Equipment & Services 7.2%
ABIOMED, Inc. *	2,751	825,135
Acadia Healthcare Co., Inc. *	5,498	163,895
Align Technology, Inc. *	4,853	1,425,908
Amedisys, Inc. *	1,963	459,656
AmerisourceBergen Corp.	9,056	907,321
Cardinal Health, Inc.	18,179	992,937
Cerner Corp.	18,918	1,313,855
Change Healthcare, Inc. *	14,979	174,655
Chemed Corp.	963	473,979
DaVita, Inc. *	5,152	450,233
DENTSPLY SIRONA, Inc.	13,584	605,846
Encompass Health Corp.	6,046	411,612
Envista Holdings Corp. *	9,924	217,038
Globus Medical, Inc., Class A *	4,610	222,110
Guardant Health, Inc. *	4,608	392,509
Haemonetics Corp. *	3,088	270,694
Henry Schein, Inc. *	8,858	608,810
Hill-Rom Holdings, Inc.	4,142	402,685
Hologic, Inc. *	15,937	1,112,084
ICU Medical, Inc. *	1,211	222,497
IDEXX Laboratories, Inc. *	5,230	2,080,232
Insulet Corp. *	3,917	796,561
Integra LifeSciences Holdings Corp. *	4,438	211,915
Laboratory Corp. of America Holdings *	6,027	1,162,729
Livongo Health, Inc. *	3,338	424,761
Masimo Corp. *	2,991	658,379
McKesson Corp.	10,044	1,508,207
Molina Healthcare, Inc. *	3,652	674,524
Novocure Ltd. *	6,171	467,700
Penumbra, Inc. *	1,988	441,157
Premier, Inc., Class A *	3,843	134,390
Quest Diagnostics, Inc.	8,308	1,055,698
Quidel Corp. *	2,310	652,506
ResMed, Inc.	8,911	1,804,567
STERIS plc	5,224	833,907
Tandem Diabetes Care, Inc. *	3,626	378,772
Teladoc Health, Inc. *	4,591	1,090,959
Teleflex, Inc.	2,886	1,076,767
The Cooper Cos., Inc.	3,027	856,429
Universal Health Services, Inc., Class B	4,575	502,793
Varian Medical Systems, Inc. *	5,639	804,798
Veeva Systems, Inc., Class A *	8,306	2,197,518

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	4,562	1,226,585
Zimmer Biomet Holdings, Inc.	12,878	1,736,727
		34,432,040

Household & Personal Products 0.9%
Church & Dwight Co., Inc.	15,283	1,472,212
Coty, Inc., Class A	17,736	65,801
Energizer Holdings, Inc.	3,844	192,700
Herbalife Nutrition Ltd. *	6,289	322,248
Nu Skin Enterprises, Inc., Class A	3,208	143,879
Reynolds Consumer Products, Inc.	3,039	103,508
Spectrum Brands Holdings, Inc.	2,646	143,307
The Clorox Co.	7,843	1,854,948
		4,298,603

Insurance 3.6%
Alleghany Corp.	864	451,284
American Financial Group, Inc.	4,562	277,233
American National Group, Inc.	447	32,922
Arch Capital Group Ltd. *	24,438	751,468
Arthur J. Gallagher & Co.	11,701	1,257,740
Assurant, Inc.	3,698	397,424
Assured Guaranty Ltd.	5,228	114,127
Athene Holding Ltd., Class A *	7,194	232,006
Axis Capital Holdings Ltd.	5,155	206,819
Brighthouse Financial, Inc. *	6,085	172,449
Brown & Brown, Inc.	14,650	666,135
Cincinnati Financial Corp.	9,304	725,061
CNA Financial Corp.	1,766	58,808
Erie Indemnity Co., Class A	1,562	328,207
Everest Re Group Ltd.	2,485	543,693
Fidelity National Financial, Inc.	17,076	552,579
First American Financial Corp.	6,760	344,828
Globe Life, Inc.	6,519	518,912
Kemper Corp.	3,827	300,496
Lincoln National Corp.	11,968	446,047
Loews Corp.	14,887	542,036
Markel Corp. *	840	877,414
Mercury General Corp.	1,714	73,548
Old Republic International Corp.	17,559	282,173
Primerica, Inc.	2,469	295,441
Principal Financial Group, Inc.	16,878	716,134
Prudential Financial, Inc.	24,602	1,559,029
Reinsurance Group of America, Inc.	4,209	358,817
RenaissanceRe Holdings Ltd.	3,041	548,536
The Hanover Insurance Group, Inc.	2,357	240,131
The Hartford Financial Services Group, Inc.	22,219	940,308
Unum Group	12,651	217,977
W.R. Berkley Corp.	8,653	534,323
White Mountains Insurance Group Ltd.	186	163,704
Willis Towers Watson plc	7,999	1,679,870
		17,407,679

Materials 5.0%
Albemarle Corp.	6,558	540,773
Amcor plc *	99,713	1,027,044
AptarGroup, Inc.	3,989	459,533
Ardagh Group S.A.	1,162	15,815
Ashland Global Holdings, Inc.	3,450	260,406
Avery Dennison Corp.	5,171	586,081
Axalta Coating Systems Ltd. *	13,053	289,777
Ball Corp.	19,830	1,460,083
Berry Global Group, Inc. *	8,238	411,818
Cabot Corp.	3,476	126,804
Celanese Corp.	7,320	711,504
CF Industries Holdings, Inc.	13,255	415,279
Security	Number of Shares	Value ($)
Corteva, Inc. *	46,633	1,331,839
Crown Holdings, Inc. *	8,054	576,505
Eagle Materials, Inc.	2,562	205,549
Eastman Chemical Co.	8,428	628,982
Element Solutions, Inc. *	13,575	147,425
FMC Corp.	8,048	853,490
Freeport-McMoRan, Inc.	90,146	1,164,686
Graphic Packaging Holding Co.	17,323	241,483
Huntsman Corp.	12,474	230,769
International Flavors & Fragrances, Inc.	6,649	837,442
International Paper Co.	24,429	849,885
LyondellBasell Industries N.V., Class A	15,940	996,569
Martin Marietta Materials, Inc.	3,862	800,129
NewMarket Corp.	425	159,294
Nucor Corp.	18,733	785,849
Olin Corp.	8,863	99,620
Packaging Corp. of America	5,819	559,322
PPG Industries, Inc.	14,666	1,578,795
Reliance Steel & Aluminum Co.	3,933	386,457
Royal Gold, Inc.	4,074	570,075
RPM International, Inc.	7,944	648,151
Sealed Air Corp.	9,682	345,454
Silgan Holdings, Inc.	4,869	186,239
Sonoco Products Co.	6,220	321,823
Steel Dynamics, Inc.	12,598	345,311
The Chemours Co.	10,099	187,134
The Mosaic Co.	21,413	288,433
The Scotts Miracle-Gro Co.	2,511	398,169
Valvoline, Inc.	11,554	237,088
Vulcan Materials Co.	8,214	964,488
W.R. Grace & Co.	3,477	160,394
Westlake Chemical Corp.	2,112	115,104
WestRock Co.	15,940	428,148
		23,935,018

Media & Entertainment 4.2%
Altice USA, Inc., Class A *	20,108	542,715
Cable One, Inc.	316	575,929
Discovery, Inc., Class A *	9,654	203,699
Discovery, Inc., Class C *	20,282	384,344
DISH Network Corp., Class A *	15,269	490,288
Fox Corp., Class A	21,075	543,103
Fox Corp., Class B *	9,941	256,180
IAC/InterActiveCorp *	4,662	617,342
John Wiley & Sons, Inc., Class A	2,674	90,461
Liberty Broadband Corp., Class A *	1,537	207,510
Liberty Broadband Corp., Class C *	6,523	895,412
Liberty Media Corp. - Liberty Formula One, Class A *	1,565	51,786
Liberty Media Corp. - Liberty Formula One, Class C *	12,304	436,054
Liberty Media Corp. - Liberty SiriusXM, Class A *	5,125	178,299
Liberty Media Corp. - Liberty SiriusXM, Class C *	10,809	378,207
Lions Gate Entertainment Corp., Class A *	3,530	27,040
Lions Gate Entertainment Corp., Class B *	7,204	51,220
Live Nation Entertainment, Inc. *	8,812	412,490
Madison Square Garden Entertainment Corp. *	1,150	81,489
Madison Square Garden Sports Corp. *	1,162	178,588
Match Group, Inc. *(a)	13,606	1,397,336
News Corp., Class A	24,048	305,891
News Corp., Class B	7,591	96,861
Nexstar Media Group, Inc., Class A	2,722	238,583
Omnicom Group, Inc.	13,213	709,934
Pinterest, Inc., Class A *	24,972	856,290

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Roku, Inc. *	6,321	979,060
Sirius XM Holdings, Inc.	73,266	430,804
Spotify Technology S.A. *	8,139	2,098,397
Take-Two Interactive Software, Inc. *	6,987	1,146,008
The Interpublic Group of Cos., Inc.	24,139	435,709
The New York Times Co., Class A	10,118	466,844
TripAdvisor, Inc.	6,270	126,842
Twitter, Inc. *	47,818	1,740,575
ViacomCBS, Inc., Class B	34,446	898,007
World Wrestling Entertainment, Inc., Class A	2,866	133,584
Zillow Group, Inc., Class A *	3,575	243,422
Zillow Group, Inc., Class C *	8,420	575,844
Zynga, Inc., Class A *	55,138	542,007
		20,024,154

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
10X Genomics, Inc., Class A *	3,381	332,589
ACADIA Pharmaceuticals, Inc. *	6,797	282,551
Acceleron Pharma, Inc. *	3,114	308,815
Adaptive Biotechnologies Corp. *	4,395	164,021
Agilent Technologies, Inc.	19,232	1,852,619
Agios Pharmaceuticals, Inc. *	3,815	172,896
Alexion Pharmaceuticals, Inc. *	13,223	1,355,225
Alkermes plc *	9,789	176,300
Alnylam Pharmaceuticals, Inc. *	7,103	1,035,333
Avantor, Inc. *	25,595	565,138
Bio-Rad Laboratories, Inc., Class A *	1,312	688,656
Bio-Techne Corp.	2,360	649,378
BioMarin Pharmaceutical, Inc. *	11,225	1,344,867
Bluebird Bio, Inc. *	4,026	244,378
Bruker Corp.	6,439	287,308
Catalent, Inc. *	9,542	833,398
Charles River Laboratories International, Inc. *	3,036	604,134
Elanco Animal Health, Inc. *	24,841	586,993
Exact Sciences Corp. *	9,237	875,206
Exelixis, Inc. *	18,877	435,870
Global Blood Therapeutics, Inc. *	3,622	244,413
Horizon Therapeutics plc *	11,418	698,667
Immunomedics, Inc. *	12,800	540,544
Incyte Corp. *	11,318	1,117,766
Ionis Pharmaceuticals, Inc. *	8,116	467,157
Iovance Biotherapeutics, Inc. *	8,422	244,828
IQVIA Holdings, Inc. *	11,819	1,872,011
Jazz Pharmaceuticals plc *	3,349	362,529
Mettler-Toledo International, Inc. *	1,466	1,370,710
Moderna, Inc. *	16,697	1,237,248
Mylan N.V. *	32,046	516,261
Nektar Therapeutics *	10,716	237,467
Neurocrine Biosciences, Inc. *	5,716	687,978
PerkinElmer, Inc.	6,917	822,500
Perrigo Co., plc	8,489	450,087
PPD, Inc. *	3,853	113,163
PRA Health Sciences, Inc. *	3,920	417,715
QIAGEN N.V. *	13,973	690,965
Reata Pharmaceuticals, Inc., Class A *	1,475	217,857
Repligen Corp. *	3,245	489,703
Sage Therapeutics, Inc. *	3,201	145,870
Sarepta Therapeutics, Inc. *	4,625	710,030
Seattle Genetics, Inc. *	7,564	1,257,666
Syneos Health, Inc. *	3,896	243,071
United Therapeutics Corp. *	2,690	299,854
Waters Corp. *	3,802	810,396
		29,062,131

Security	Number of Shares	Value ($)
Real Estate 7.4%
Alexandria Real Estate Equities, Inc.	7,784	1,382,049
American Campus Communities, Inc.	8,470	301,871
American Homes 4 Rent, Class A	16,133	467,857
Americold Realty Trust	12,444	502,115
Apartment Investment & Management Co., Class A	9,195	356,950
Apple Hospitality REIT, Inc.	13,054	115,136
AvalonBay Communities, Inc.	8,746	1,339,188
Boston Properties, Inc.	9,665	861,055
Brandywine Realty Trust	10,485	113,553
Brixmor Property Group, Inc.	18,418	211,991
Brookfield Property REIT, Inc., Class A	3,506	40,705
Camden Property Trust	5,860	532,147
CBRE Group, Inc., Class A *	20,729	908,137
CoreSite Realty Corp.	2,493	321,722
Corporate Office Properties Trust	6,945	183,904
Cousins Properties, Inc.	9,225	283,392
CubeSmart	11,999	356,010
CyrusOne, Inc.	7,144	595,952
Douglas Emmett, Inc.	10,326	300,900
Duke Realty Corp.	22,895	920,150
Empire State Realty Trust, Inc., Class A	9,096	60,034
EPR Properties	4,802	137,481
Equity Commonwealth	7,259	229,167
Equity LifeStyle Properties, Inc.	10,804	738,129
Equity Residential	22,843	1,225,070
Essex Property Trust, Inc.	4,052	894,438
Extra Space Storage, Inc.	7,836	809,772
Federal Realty Investment Trust	4,690	357,847
First Industrial Realty Trust, Inc.	7,819	343,410
Gaming & Leisure Properties, Inc.	12,631	457,369
Healthcare Trust of America, Inc., Class A	13,543	373,922
Healthpeak Properties, Inc.	33,510	914,488
Highwoods Properties, Inc.	6,406	245,606
Host Hotels & Resorts, Inc.	43,434	468,219
Hudson Pacific Properties, Inc.	9,344	220,238
Invitation Homes, Inc.	33,828	1,008,751
Iron Mountain, Inc.	17,769	500,908
JBG SMITH Properties	7,575	219,751
Jones Lang LaSalle, Inc.	3,198	316,314
Kilroy Realty Corp.	7,137	415,873
Kimco Realty Corp.	25,603	285,473
Lamar Advertising Co., Class A	5,354	351,918
Life Storage, Inc.	2,907	285,264
Medical Properties Trust, Inc.	32,315	650,501
Mid-America Apartment Communities, Inc.	7,077	843,508
National Retail Properties, Inc.	10,610	376,125
Omega Healthcare Investors, Inc.	13,977	452,575
Outfront Media, Inc.	8,976	129,344
Paramount Group, Inc.	11,589	82,630
Park Hotels & Resorts, Inc.	14,961	123,727
Rayonier, Inc.	8,491	235,880
Realty Income Corp.	21,378	1,283,749
Regency Centers Corp.	10,467	429,461
Rexford Industrial Realty, Inc.	7,202	337,990
Simon Property Group, Inc.	18,912	1,179,163
SL Green Realty Corp.	4,814	223,851
Spirit Realty Capital, Inc.	6,394	220,337
STORE Capital Corp.	13,944	330,333
Sun Communities, Inc.	6,006	900,480
Taubman Centers, Inc.	3,751	145,239
The Howard Hughes Corp. *	2,433	129,411
UDR, Inc.	18,197	658,731
Ventas, Inc.	23,196	889,799
VEREIT, Inc.	67,079	436,684
VICI Properties, Inc.	29,172	633,324
Vornado Realty Trust	10,887	375,819

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Weingarten Realty Investors	7,564	129,042
Welltower, Inc.	25,992	1,392,132
Weyerhaeuser Co.	46,430	1,291,218
WP Carey, Inc.	10,630	758,663
		35,593,942

Retailing 4.3%
Advance Auto Parts, Inc.	4,138	621,279
AutoNation, Inc. *	3,642	186,980
AutoZone, Inc. *	1,451	1,751,966
Best Buy Co., Inc.	14,187	1,412,883
Burlington Stores, Inc. *	4,038	759,144
CarMax, Inc. *	10,109	980,270
Carvana Co. *	3,397	526,365
Dick’s Sporting Goods, Inc.	3,810	173,812
Dollar Tree, Inc. *	14,588	1,361,790
Etsy, Inc. *	7,335	868,317
Expedia Group, Inc.	8,400	680,484
Five Below, Inc. *	3,382	368,334
Floor & Decor Holdings, Inc., Class A *	5,041	332,202
Foot Locker, Inc.	6,416	188,566
Genuine Parts Co.	8,731	787,100
GrubHub, Inc. *	5,711	412,563
Kohl’s Corp.	9,624	183,241
L Brands, Inc.	14,297	348,990
LKQ Corp. *	18,817	530,451
Nordstrom, Inc. (a)	6,779	92,804
O'Reilly Automotive, Inc. *	4,550	2,172,079
Ollie’s Bargain Outlet Holdings, Inc. *	3,308	347,671
Penske Automotive Group, Inc.	1,971	88,340
Pool Corp.	2,409	762,930
Qurate Retail, Inc. Class A *	23,682	258,371
The Gap, Inc.	11,416	152,632
Tiffany & Co.	7,527	943,585
Tractor Supply Co.	7,183	1,025,301
Ulta Beauty, Inc. *	3,346	645,745
Wayfair, Inc., Class A *	4,090	1,088,308
Williams-Sonoma, Inc.	4,772	415,737
		20,468,240

Semiconductors & Semiconductor Equipment 3.3%
Cirrus Logic, Inc. *	3,635	249,107
Cree, Inc. *	6,725	463,487
Enphase Energy, Inc. *	6,558	395,841
Entegris, Inc.	8,328	598,867
First Solar, Inc. *	5,156	307,040
Inphi Corp. *	2,964	387,276
KLA Corp.	9,652	1,928,759
Marvell Technology Group Ltd.	40,982	1,494,614
Maxim Integrated Products, Inc.	16,505	1,123,825
Microchip Technology, Inc.	14,596	1,484,851
MKS Instruments, Inc.	3,389	431,894
Monolithic Power Systems, Inc.	2,706	717,117
ON Semiconductor Corp. *	25,215	519,429
Qorvo, Inc. *	7,183	920,501
Skyworks Solutions, Inc.	10,368	1,509,373
SolarEdge Technologies, Inc. *	3,036	531,604
Teradyne, Inc.	10,283	914,776
Universal Display Corp.	2,667	465,258
Xilinx, Inc.	15,185	1,630,110
		16,073,729

Software & Services 11.8%
2U, Inc. *	3,786	178,302
Akamai Technologies, Inc. *	9,938	1,117,429
Alliance Data Systems Corp.	2,917	129,398
Security	Number of Shares	Value ($)
Alteryx, Inc., Class A *	3,273	574,379
Amdocs Ltd.	8,241	511,766
Anaplan, Inc. *	8,079	366,867
ANSYS, Inc. *	5,326	1,654,256
Aspen Technology, Inc. *	4,200	408,492
Avalara, Inc. *	4,781	642,805
Bill.com Holdings, Inc. *	988	91,993
Black Knight, Inc. *	8,977	672,557
Booz Allen Hamilton Holding Corp.	8,551	699,130
Broadridge Financial Solutions, Inc.	7,112	955,426
CACI International, Inc., Class A *	1,537	319,419
Cadence Design Systems, Inc. *	17,141	1,872,654
CDK Global, Inc.	7,559	343,632
Ceridian HCM Holding, Inc. *	6,596	516,401
Citrix Systems, Inc.	7,660	1,093,542
Cloudflare, Inc., Class A *	6,791	282,641
Coupa Software, Inc. *	4,128	1,265,026
Crowdstrike Holdings, Inc., Class A *	7,168	811,418
Datadog, Inc., Class A *	9,476	889,417
DocuSign, Inc. *	10,961	2,376,674
Dropbox, Inc., Class A *	15,282	347,666
DXC Technology Co.	15,802	283,014
Dynatrace, Inc. *	9,430	394,457
Elastic N.V. *	3,397	326,757
EPAM Systems, Inc. *	3,303	958,134
Euronet Worldwide, Inc. *	3,116	299,572
Everbridge, Inc. *	2,125	303,450
Fair Isaac Corp. *	1,739	763,751
Fastly, Inc., Class A *	4,518	435,942
FireEye, Inc. *	13,568	204,877
Five9, Inc. *	3,836	463,466
FleetCor Technologies, Inc. *	5,125	1,325,171
Fortinet, Inc. *	8,265	1,143,049
Gartner, Inc. *	5,377	670,189
Genpact Ltd.	11,656	464,142
Globant S.A. *	2,243	387,904
GoDaddy, Inc., Class A *	10,288	723,041
Guidewire Software, Inc. *	5,162	607,361
HubSpot, Inc. *	2,572	603,417
Jack Henry & Associates, Inc.	4,737	844,607
Leidos Holdings, Inc.	8,361	795,633
LogMeIn, Inc.	3,021	259,232
Manhattan Associates, Inc. *	3,921	375,593
Medallia, Inc. *	5,047	155,094
MongoDB, Inc. *	2,598	595,150
New Relic, Inc. *	3,127	221,736
NortonLifeLock, Inc.	34,669	743,650
Nuance Communications, Inc. *	17,475	477,941
Nutanix, Inc., Class A *	11,095	246,198
Okta, Inc. *	7,149	1,579,786
PagerDuty, Inc. *	4,268	130,089
Palo Alto Networks, Inc. *	6,077	1,555,226
Paychex, Inc.	19,946	1,434,516
Paycom Software, Inc. *	3,062	870,741
Paylocity Holding Corp. *	2,144	285,581
Pegasystems, Inc.	2,456	287,082
Pluralsight, Inc., Class A *	5,844	123,717
Proofpoint, Inc. *	3,518	406,927
PTC, Inc. *	6,484	554,771
RealPage, Inc. *	5,440	342,774
RingCentral, Inc., Class A *	4,750	1,378,782
Sabre Corp.	17,227	130,236
Science Applications International Corp.	3,616	289,208
Slack Technologies, Inc. Class A *	23,303	688,604
Smartsheet, Inc., Class A *	6,878	328,356
SolarWinds Corp. *	2,880	52,877
Splunk, Inc. *	9,884	2,073,861
SS&C Technologies Holdings, Inc.	13,966	803,045
StoneCo Ltd. *	9,640	459,924

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Switch, Inc., Class A	5,460	98,225
Synopsys, Inc. *	9,307	1,854,141
Teradata Corp. *	6,866	144,186
The Trade Desk, Inc., Class A *	2,517	1,135,972
The Western Union Co.	25,478	618,606
Twilio, Inc., Class A *	7,986	2,215,476
Tyler Technologies, Inc. *	2,435	869,904
VeriSign, Inc. *	6,355	1,345,226
WEX, Inc. *	2,690	426,015
Zendesk, Inc. *	7,024	640,238
Zscaler, Inc. *	4,370	567,444
		56,885,354

Technology Hardware & Equipment 4.2%
Amphenol Corp., Class A	17,949	1,898,286
Arista Networks, Inc. *	3,647	947,381
Arrow Electronics, Inc. *	4,846	347,071
Avnet, Inc.	6,047	161,576
CDW Corp.	8,817	1,024,976
Ciena Corp. *	9,498	565,226
Cognex Corp.	10,238	684,615
Coherent, Inc. *	1,498	207,967
CommScope Holding Co., Inc. *	12,012	111,471
Corning, Inc.	46,610	1,444,910
Dolby Laboratories, Inc., Class A	3,927	273,319
EchoStar Corp., Class A *	2,964	80,917
F5 Networks, Inc. *	3,787	514,653
FLIR Systems, Inc.	8,103	337,571
Hewlett Packard Enterprise Co.	80,185	791,426
HP, Inc.	88,981	1,564,286
IPG Photonics Corp. *	2,199	393,643
Jabil, Inc.	9,107	317,470
Juniper Networks, Inc.	20,422	518,310
Keysight Technologies, Inc. *	11,629	1,161,621
Littelfuse, Inc.	1,467	260,613
Lumentum Holdings, Inc. *	4,644	431,103
Motorola Solutions, Inc.	10,571	1,477,826
National Instruments Corp.	7,985	283,468
NCR Corp. *	7,943	146,389
NetApp, Inc.	13,760	609,568
Pure Storage, Inc., Class A *	14,948	266,971
SYNNEX Corp.	2,581	321,954
Trimble, Inc. *	15,499	689,860
Ubiquiti, Inc.	529	98,024
ViaSat, Inc. *	3,600	136,656
Western Digital Corp.	18,646	803,643
Xerox Holdings Corp. *	11,203	186,530
Zebra Technologies Corp., Class A *	3,262	915,807
		19,975,107

Telecommunication Services 0.3%
CenturyLink, Inc.	67,994	656,142
GCI Liberty, Inc., Class A *	6,132	480,687
Telephone & Data Systems, Inc.	6,264	121,647
United States Cellular Corp. *	876	25,991
		1,284,467

Transportation 2.1%
Alaska Air Group, Inc.	7,426	255,751
AMERCO	552	175,387
American Airlines Group, Inc. (a)	30,793	342,418
C.H. Robinson Worldwide, Inc.	8,234	771,691
Copa Holdings S.A., Class A	1,941	80,435
Delta Air Lines, Inc.	39,631	989,586
Expeditors International of Washington, Inc.	10,312	871,467
JB Hunt Transport Services, Inc.	5,210	674,174
Security	Number of Shares	Value ($)
JetBlue Airways Corp. *	16,673	172,399
Kansas City Southern	5,892	1,012,540
Kirby Corp. *	3,687	170,487
Knight-Swift Transportation Holdings, Inc.	7,786	338,613
Landstar System, Inc.	2,366	288,132
Lyft, Inc., Class A *	14,810	432,896
Macquarie Infrastructure Corp.	4,590	137,516
Old Dominion Freight Line, Inc.	6,062	1,108,255
Ryder System, Inc.	3,274	119,927
Schneider National, Inc., Class B	3,653	91,800
Southwest Airlines Co.	36,643	1,131,902
United Airlines Holdings, Inc. *	18,033	565,876
XPO Logistics, Inc. *	5,643	423,338
		10,154,590

Utilities 6.0%
Alliant Energy Corp.	15,525	836,021
Ameren Corp.	15,303	1,227,913
American Water Works Co., Inc.	11,263	1,658,702
Atmos Energy Corp.	7,529	797,999
Avangrid, Inc.	3,503	174,414
CenterPoint Energy, Inc.	31,297	594,956
CMS Energy Corp.	17,754	1,139,452
Consolidated Edison, Inc.	20,826	1,600,062
DTE Energy Co.	11,940	1,380,622
Edison International	22,232	1,237,655
Entergy Corp.	12,487	1,312,758
Essential Utilities, Inc.	13,895	630,138
Evergy, Inc.	14,068	912,028
Eversource Energy	20,959	1,887,777
FirstEnergy Corp.	33,693	977,097
Hawaiian Electric Industries, Inc.	6,662	241,564
IDACORP, Inc.	3,125	291,406
MDU Resources Group, Inc.	12,426	260,698
National Fuel Gas Co.	5,141	208,570
NiSource, Inc.	23,780	581,421
NRG Energy, Inc.	15,116	511,072
OGE Energy Corp.	12,410	408,289
PG&E Corp. *	59,262	554,100
Pinnacle West Capital Corp.	6,992	580,895
PPL Corp.	47,897	1,275,018
Public Service Enterprise Group, Inc.	31,407	1,756,908
The AES Corp.	41,087	625,755
UGI Corp.	12,919	430,720
Vistra Corp.	30,316	565,697
WEC Energy Group, Inc.	19,635	1,870,430
Xcel Energy, Inc.	32,678	2,256,089
		28,786,226
Total Common Stock
(Cost $440,973,355)		478,394,525

Warrants 0.0% of net assets

Energy 0.0%
Occidental Petroleum Corp., expires 08/03/27 *	6,763	37,871
Total Warrants
(Cost $—)		37,871

Other Investment Companies 0.5% of net assets

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	13,500	766,395

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.09% (b)	842,067	842,067

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.10% (b)	1,034,245	1,034,245
Total Other Investment Companies
(Cost $2,592,397)		2,642,707

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini expires 09/18/20	8	1,488,400	(1,253)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $991,013.
(b)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$478,394,525	$—	$—	$478,394,525
Warrants	37,871	—	—	37,871
Other Investment Companies[1]	2,642,707	—	—	2,642,707
Liabilities
Futures Contracts[2]	(1,253)	—	—	(1,253)
Total	$481,073,850	$—	$—	$481,073,850
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab International Index Fund®

Portfolio Holdings as of July 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Australia 6.8%
Afterpay Ltd. *	93,195	4,532,888
AGL Energy Ltd.	276,773	3,278,503
AMP Ltd. *	1,497,363	1,558,011
Ampol Ltd.	109,486	2,052,316
APA Group	512,761	4,016,808
Aristocrat Leisure Ltd.	249,954	4,686,515
ASX Ltd.	86,991	5,125,564
Aurizon Holdings Ltd.	848,491	2,705,794
AusNet Services	827,122	1,056,824
Australia & New Zealand Banking Group Ltd.	1,246,211	15,827,742
BHP Group Ltd.	1,297,817	34,170,024
BlueScope Steel Ltd.	223,901	1,790,622
Brambles Ltd.	678,862	5,241,338
CIMIC Group Ltd.	43,905	675,498
Coca-Cola Amatil Ltd.	217,100	1,267,105
Cochlear Ltd.	27,797	3,793,281
Coles Group Ltd.	584,877	7,582,759
Commonwealth Bank of Australia	780,395	39,702,475
Computershare Ltd.	217,978	2,086,234
Crown Resorts Ltd.	160,832	1,028,238
CSL Ltd.	200,367	38,971,913
Dexus	484,700	2,942,311
Evolution Mining Ltd.	740,504	3,163,440
Fortescue Metals Group Ltd.	756,085	9,411,147
Goodman Group	718,830	8,739,964
Insurance Australia Group Ltd.	1,029,339	3,747,406
James Hardie Industries plc	193,403	3,991,709
Lendlease Group	290,353	2,358,703
Macquarie Group Ltd.	150,136	13,194,242
Magellan Financial Group Ltd.	56,180	2,440,755
Medibank Pvt Ltd.	1,189,739	2,376,023
Mirvac Group	1,743,087	2,593,900
National Australia Bank Ltd.	1,399,873	17,476,121
Newcrest Mining Ltd.	354,299	9,026,051
Northern Star Resources Ltd.	322,908	3,664,919
Oil Search Ltd.	876,266	1,808,612
Orica Ltd.	175,222	2,170,470
Origin Energy Ltd.	781,152	2,990,935
Qantas Airways Ltd.	445,084	1,020,472
QBE Insurance Group Ltd.	645,493	4,520,692
Ramsay Health Care Ltd.	81,055	3,582,559
REA Group Ltd.	24,784	1,913,816
Rio Tinto Ltd.	163,105	11,937,434
Santos Ltd.	766,881	2,864,537
Scentre Group	2,276,435	3,299,224
SEEK Ltd.	149,194	2,294,686
Sonic Healthcare Ltd.	198,133	4,536,177
South32 Ltd.	2,209,203	3,243,641
Stockland	1,037,495	2,344,853
Suncorp Group Ltd.	558,156	3,409,113
Sydney Airport	482,506	1,807,147
Tabcorp Holdings Ltd.	893,141	2,258,595
Security	Number of Shares	Value ($)
Telstra Corp., Ltd.	1,807,003	4,326,905
The GPT Group	864,789	2,393,083
TPG Telecom Ltd. *	159,515	916,283
Transurban Group	1,211,275	11,981,335
Treasury Wine Estates Ltd.	312,159	2,396,674
Vicinity Centres	1,822,852	1,683,895
Washington H Soul Pattinson & Co., Ltd.	44,795	624,915
Wesfarmers Ltd.	503,110	16,727,270
Westpac Banking Corp.	1,586,016	19,046,098
WiseTech Global Ltd.	64,917	954,381
Woodside Petroleum Ltd.	411,493	5,853,956
Woolworths Group Ltd.	554,328	15,346,035
		404,530,936

Austria 0.2%
ANDRITZ AG	31,366	1,053,092
Erste Group Bank AG *	121,525	2,720,124
OMV AG *	63,882	2,017,510
Raiffeisen Bank International AG *	71,003	1,221,384
Verbund AG	29,157	1,529,749
voestalpine AG	50,198	1,108,406
		9,650,265

Belgium 0.9%
Ageas S.A./N.V.	78,066	2,922,483
Anheuser-Busch InBev S.A./N.V.	334,669	18,173,591
Colruyt S.A.	24,089	1,399,007
Elia System Operator S.A./N.V.	13,433	1,462,010
Galapagos N.V. *	18,286	3,396,087
Groupe Bruxelles Lambert S.A.	51,058	4,428,813
KBC Group N.V.	109,558	6,246,598
Proximus	66,473	1,367,417
Sofina S.A.	6,684	1,872,162
Solvay S.A.	32,495	2,522,040
Telenet Group Holding N.V.	20,805	807,076
UCB S.A.	55,374	7,115,102
Umicore S.A.	85,609	4,043,066
		55,755,452

Denmark 2.5%
Ambu A/S, Class B	71,068	2,481,239
AP Moller - Maersk A/S, Series A	1,439	1,708,442
AP Moller - Maersk A/S, Series B	2,915	3,752,864
Carlsberg A/S, Class B	46,763	6,906,404
Chr. Hansen Holding A/S	45,945	5,242,900
Coloplast A/S, Class B	52,208	8,911,761
Danske Bank A/S *	300,679	4,869,774
Demant A/S *	49,165	1,526,217
DSV PANALPINA A/S	93,013	12,727,477
Genmab A/S *	28,609	9,847,402
GN Store Nord A/S	55,292	3,400,181
H. Lundbeck A/S	33,729	1,229,762
Novo Nordisk A/S, Class B	781,518	51,277,404

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Novozymes A/S, Class B	93,113	5,569,955
Orsted A/S	83,264	11,867,198
Pandora A/S	43,479	2,765,319
Tryg A/S	53,233	1,566,444
Vestas Wind Systems A/S	86,936	11,143,888
		146,794,631

Finland 1.0%
Elisa Oyj	61,874	3,669,662
Fortum Oyj	194,535	3,948,435
Kone Oyj, Class B	149,642	11,882,880
Neste Oyj	185,587	8,524,296
Nokia Oyj *	2,482,669	11,917,114
Orion Oyj, Class B	46,161	2,013,961
Sampo Oyj, A Shares	205,476	7,426,777
Stora Enso Oyj, R Shares	254,198	3,188,077
UPM-Kymmene Oyj	233,892	6,243,437
Wartsila Oyj Abp	204,759	1,712,577
		60,527,216

France 10.9%
Accor S.A. *	86,918	2,187,936
Aeroports de Paris	13,436	1,266,632
Air Liquide S.A.	208,431	34,282,778
Airbus SE *	259,680	19,007,536
Alstom S.A. *	85,014	4,737,246
Amundi S.A. *	26,406	2,009,031
ArcelorMittal S.A. *	316,698	3,506,410
Arkema S.A.	30,602	3,183,684
Atos SE *	44,528	3,807,550
AXA S.A.	849,233	17,038,746
BioMerieux	18,150	2,925,254
BNP Paribas S.A. *	493,672	19,916,583
Bollore S.A.	392,631	1,317,413
Bouygues S.A. *	98,277	3,471,790
Bureau Veritas S.A. *	130,343	2,867,519
Capgemini SE	70,826	9,185,734
Carrefour S.A.	271,409	4,313,481
Casino Guichard Perrachon S.A. *(a)	22,499	623,649
Cie de Saint-Gobain *	225,580	8,345,340
CNP Assurances *	83,930	1,019,405
Compagnie Generale des Etablissements Michelin S.C.A.	75,666	7,836,431
Covivio	21,282	1,529,493
Credit Agricole S.A. *	503,124	4,842,948
Danone S.A.	271,890	18,198,487
Dassault Aviation S.A. *	1,069	876,613
Dassault Systemes SE	57,719	10,510,252
Edenred	109,653	5,439,253
Eiffage S.A. *	36,250	3,167,992
Electricite de France S.A.	275,270	2,787,540
Engie S.A. *	801,493	10,676,820
EssilorLuxottica S.A. *	124,645	16,602,088
Eurazeo SE *	17,153	897,761
Eurofins Scientific SE *	5,736	3,754,362
Faurecia SE *	36,273	1,400,781
Gecina S.A.	20,314	2,635,177
Getlink SE *	194,873	2,931,953
Hermes International	13,902	11,270,901
ICADE	12,793	841,931
Iliad S.A.	6,378	1,247,355
Ingenico Group S.A. *	27,334	4,423,554
Ipsen S.A.	16,363	1,569,251
JCDecaux S.A. *	35,719	604,197
Kering S.A.	33,231	18,831,546
Klepierre S.A.	88,751	1,537,057
L'Oreal S.A.	110,540	37,100,306
Security	Number of Shares	Value ($)
La Francaise des Jeux SAEM	37,115	1,359,522
Legrand S.A.	117,164	9,063,606
LVMH Moet Hennessy Louis Vuitton SE	122,433	53,239,144
Natixis S.A. *	400,181	978,839
Orange S.A.	876,324	10,271,288
Orpea *	22,414	2,859,505
Pernod-Ricard S.A.	93,215	16,018,974
Peugeot S.A. *	262,738	4,223,439
Publicis Groupe S.A.	94,916	3,035,039
Remy Cointreau S.A.	9,979	1,600,413
Renault S.A. *	83,966	1,995,472
Safran S.A. *	142,220	15,125,343
Sanofi	497,200	52,204,562
Sartorius Stedim Biotech	12,309	3,850,034
Schneider Electric SE	244,431	28,027,309
SCOR SE *	73,502	1,891,719
SEB S.A.	10,565	1,744,512
SES S.A.	171,330	1,211,927
Societe Generale S.A. *	363,041	5,589,131
Sodexo S.A.	39,221	2,706,803
STMicroelectronics N.V.	282,002	7,923,453
Suez S.A.	149,530	1,972,116
Teleperformance	25,697	7,520,619
Thales S.A.	48,240	3,487,338
TOTAL S.A.	1,111,357	42,057,858
UbiSoft Entertainment S.A. *	39,205	3,274,496
Unibail-Rodamco-Westfield (a)	60,027	3,148,691
Valeo S.A.	99,544	2,554,535
Veolia Environnement S.A.	235,571	5,396,364
Vinci S.A.	226,100	19,459,312
Vivendi S.A.	363,573	9,647,924
Wendel SE	12,085	1,134,249
Worldline S.A. *	60,169	5,176,299
		646,277,601

Germany 8.9%
adidas AG *	84,124	23,199,484
Allianz SE	184,317	38,241,033
Aroundtown S.A. *	521,009	3,137,297
BASF SE	405,563	22,373,313
Bayer AG	431,843	28,688,844
Bayerische Motoren Werke AG	147,654	9,442,540
Beiersdorf AG	43,985	5,252,052
Brenntag AG	68,721	4,240,979
Carl Zeiss Meditec AG	17,661	1,848,383
Commerzbank AG *	439,465	2,258,477
Continental AG	47,744	4,612,011
Covestro AG	77,220	2,996,707
Daimler AG	377,190	16,492,261
Delivery Hero SE *	55,849	6,410,985
Deutsche Bank AG *	861,333	7,745,519
Deutsche Boerse AG	84,041	15,290,740
Deutsche Lufthansa AG *(a)	126,169	1,106,939
Deutsche Post AG *	434,040	17,617,758
Deutsche Telekom AG	1,475,635	24,635,353
Deutsche Wohnen SE	149,079	7,253,653
E.ON SE	985,286	11,567,271
Evonik Industries AG	91,767	2,479,197
Fraport AG Frankfurt Airport Services Worldwide *(a)	18,332	716,631
Fresenius Medical Care AG & Co. KGaA	95,244	8,391,194
Fresenius SE & Co. KGaA *	183,427	9,151,851
GEA Group AG	68,269	2,464,211
Hannover Rueck SE	27,150	4,592,974
HeidelbergCement AG	65,050	3,609,977
Henkel AG & Co. KGaA	47,016	4,085,270

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HOCHTIEF AG	10,388	848,177
Infineon Technologies AG	549,674	14,014,144
KION Group AG	29,075	2,222,085
Knorr-Bremse AG	21,176	2,477,747
LANXESS AG *	36,992	1,918,616
LEG Immobilien AG *	30,044	4,189,230
Merck KGaA	56,813	7,261,029
METRO AG	80,819	737,343
MTU Aero Engines AG	23,196	4,021,893
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63,502	16,832,691
Nemetschek SE	24,975	1,830,814
Puma SE *	35,915	2,795,547
QIAGEN N.V. *	101,310	5,032,491
RWE AG	256,715	9,676,710
SAP SE	460,901	72,754,765
Scout24 AG	46,582	4,004,072
Siemens AG	338,027	43,076,806
Siemens Healthineers AG	64,868	3,377,125
Symrise AG	56,335	7,042,480
Teamviewer AG *	56,644	3,052,616
Telefonica Deutschland Holding AG	452,375	1,234,332
ThyssenKrupp AG *	175,396	1,363,337
Uniper SE	89,588	3,092,859
United Internet AG	47,754	2,166,928
Volkswagen AG	14,132	2,200,243
Vonovia SE	226,045	14,610,609
Zalando SE *	66,086	4,770,762
		526,508,355

Hong Kong 3.3%
AIA Group Ltd.	5,326,400	48,027,823
ASM Pacific Technology Ltd.	137,100	1,547,484
BeiGene Ltd. ADR *	17,904	3,741,936
BOC Hong Kong (Holdings) Ltd.	1,614,590	4,501,568
Budweiser Brewing Co. APAC Ltd.	743,900	2,699,466
CK Asset Holdings Ltd.	1,156,025	6,419,024
CK Hutchison Holdings Ltd.	1,186,525	7,747,766
CK Infrastructure Holdings Ltd.	293,000	1,527,876
CLP Holdings Ltd.	732,926	6,930,324
Dairy Farm International Holdings Ltd.	153,000	657,385
Galaxy Entertainment Group Ltd.	949,000	6,471,932
Hang Lung Properties Ltd.	873,000	2,141,783
Hang Seng Bank Ltd.	334,640	5,265,407
Henderson Land Development Co., Ltd.	632,735	2,368,032
HK Electric Investments & HK Electric Investments Ltd.	1,161,604	1,202,134
HKT Trust & HKT Ltd.	1,644,000	2,422,415
Hong Kong & China Gas Co., Ltd.	4,687,473	6,716,354
Hong Kong Exchanges & Clearing Ltd.	529,965	25,233,297
Hongkong Land Holdings Ltd.	540,600	2,059,251
Jardine Matheson Holdings Ltd.	95,975	3,925,117
Jardine Strategic Holdings Ltd.	95,644	1,926,765
Kerry Properties Ltd.	297,500	707,932
Link REIT	921,500	7,149,986
Melco Resorts & Entertainment Ltd. ADR	98,111	1,614,907
MTR Corp., Ltd.	681,091	3,384,778
New World Development Co., Ltd.	684,778	3,343,614
NWS Holdings Ltd.	706,000	547,250
PCCW Ltd.	1,887,000	1,063,802
Power Assets Holdings Ltd.	602,938	3,357,800
Sands China Ltd.	1,076,400	4,104,113
Sino Land Co., Ltd.	1,334,472	1,616,961
Security	Number of Shares	Value ($)
SJM Holdings Ltd.	878,864	991,676
Sun Hung Kai Properties Ltd.	576,104	7,006,456
Swire Pacific Ltd., Class A	226,590	1,115,765
Swire Properties Ltd.	507,200	1,172,135
Techtronic Industries Co., Ltd.	598,500	6,259,732
The Bank of East Asia Ltd.	565,969	1,288,990
WH Group Ltd.	4,155,000	3,698,602
Wharf Real Estate Investment Co., Ltd. (a)	741,188	2,621,476
Wynn Macau Ltd.	698,000	1,224,165
		195,803,279

Ireland 0.7%
CRH plc	345,434	12,576,740
Flutter Entertainment plc	68,537	10,384,582
Kerry Group plc, Class A	69,755	9,238,802
Kingspan Group plc	66,754	4,788,930
Smurfit Kappa Group plc	99,465	3,360,238
		40,349,292

Israel 0.7%
Azrieli Group Ltd.	18,021	876,510
Bank Hapoalim B.M.	506,552	3,056,505
Bank Leumi Le-Israel B.M.	651,059	3,300,467
Check Point Software Technologies Ltd. *	51,867	6,501,528
CyberArk Software Ltd. *	16,497	1,944,006
Elbit Systems Ltd.	11,515	1,627,242
ICL Group Ltd.	304,605	950,800
Israel Discount Bank Ltd., Class A	518,054	1,592,811
Mizrahi Tefahot Bank Ltd.	62,945	1,319,319
Nice Ltd. *	27,126	5,571,316
Teva Pharmaceutical Industries Ltd. ADR *	477,824	5,514,089
Wix.com Ltd. *	22,918	6,657,221
		38,911,814

Italy 2.3%
Assicurazioni Generali S.p.A.	491,763	7,384,163
Atlantia S.p.A. *	218,169	3,495,319
CNH Industrial N.V. *	445,170	3,024,878
Davide Campari-Milano N.V.	253,994	2,564,163
DiaSorin S.p.A.	10,932	2,156,343
Enel S.p.A.	3,596,940	32,949,864
Eni S.p.A.	1,117,016	9,950,162
EXOR N.V.	47,525	2,668,900
Ferrari N.V.	55,930	10,001,103
Fiat Chrysler Automobiles N.V. *	477,823	4,857,736
FinecoBank Banca Fineco S.p.A. *	272,317	3,969,773
Infrastrutture Wireless Italiane S.p.A.	116,802	1,178,614
Intesa Sanpaolo S.p.A. *	6,556,047	13,363,483
Leonardo S.p.A.	174,971	1,123,532
Mediobanca Banca di Credito Finanziario S.p.A.	267,841	2,163,101
Moncler S.p.A. *	84,076	3,250,534
Nexi SpA *	164,015	2,946,503
Pirelli & C S.p.A. *	178,195	705,707
Poste Italiane S.p.A	229,108	2,105,157
Prysmian S.p.A.	105,784	2,705,078
Recordati S.p.A.	45,954	2,468,199
Snam S.p.A.	895,362	4,766,419
Telecom Italia S.p.A.	3,880,094	1,573,593
Telecom Italia S.p.A. - RSP	2,653,128	1,066,509
Tenaris S.A.	213,239	1,256,738

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Terna - Rete Elettrica Nationale S.p.A.	611,589	4,564,136
UniCredit S.p.A. *	938,170	8,610,467
		136,870,174

Japan 24.5%
ABC-Mart, Inc.	14,380	757,619
Acom Co., Ltd.	167,800	592,748
Advantest Corp.	87,398	4,771,849
Aeon Co., Ltd.	286,900	6,783,336
Aeon Mall Co., Ltd.	52,900	630,186
AGC, Inc.	84,993	2,389,228
Air Water, Inc.	79,400	1,029,470
Aisin Seiki Co., Ltd.	70,600	2,039,016
Ajinomoto Co., Inc.	202,800	3,662,488
Alfresa Holdings Corp.	83,200	1,703,715
Amada Co., Ltd.	142,300	956,317
ANA Holdings, Inc. *	51,600	1,068,346
Aozora Bank Ltd.	51,200	819,038
Asahi Group Holdings Ltd.	172,200	5,613,010
Asahi Intecc Co., Ltd.	85,800	2,393,922
Asahi Kasei Corp.	549,900	3,955,495
Astellas Pharma, Inc.	818,750	12,770,829
Bandai Namco Holdings, Inc.	87,200	4,815,386
Benesse Holdings, Inc.	31,700	826,739
Bridgestone Corp.	236,157	6,956,131
Brother Industries Ltd.	98,400	1,531,516
Calbee, Inc.	38,300	1,217,072
Canon, Inc.	439,495	7,072,579
Casio Computer Co., Ltd.	86,000	1,374,489
Central Japan Railway Co.	63,300	7,678,887
Chubu Electric Power Co., Inc.	280,800	3,339,015
Chugai Pharmaceutical Co., Ltd.	295,200	13,328,056
Coca-Cola Bottlers Japan Holdings, Inc.	52,800	787,741
Concordia Financial Group Ltd.	458,900	1,360,712
Cosmos Pharmaceutical Corp.	8,700	1,598,710
CyberAgent, Inc.	45,000	2,545,480
Dai Nippon Printing Co., Ltd.	108,148	2,349,603
Dai-ichi Life Holdings, Inc.	472,900	5,578,514
Daicel Corp.	123,800	827,912
Daifuku Co., Ltd.	44,630	4,066,960
Daiichi Sankyo Co., Ltd.	248,900	22,024,304
Daikin Industries Ltd.	109,600	19,283,733
Daito Trust Construction Co., Ltd.	27,900	2,187,979
Daiwa House Industry Co., Ltd.	253,600	5,596,245
Daiwa House REIT Investment Corp.	857	2,228,309
Daiwa Securities Group, Inc.	626,500	2,781,809
Denso Corp.	189,900	7,024,894
Dentsu Group, Inc.	93,200	2,079,309
Disco Corp.	12,500	3,029,201
East Japan Railway Co.	134,660	7,762,428
Eisai Co., Ltd.	110,800	8,942,286
Electric Power Development Co., Ltd.	62,700	855,327
ENEOS Holdings, Inc.	1,343,000	4,709,377
FamilyMart Co., Ltd.	109,200	2,451,301
FANUC Corp.	85,300	14,392,081
Fast Retailing Co., Ltd.	25,600	13,614,125
Fuji Electric Co., Ltd.	59,600	1,624,622
FUJIFILM Holdings Corp.	158,311	7,080,069
Fujitsu Ltd.	86,400	11,568,542
Fukuoka Financial Group, Inc.	75,800	1,102,402
GLP J-REIT	1,587	2,647,004
GMO Payment Gateway, Inc.	19,000	1,991,872
Hakuhodo DY Holdings, Inc.	112,200	1,231,707
Hamamatsu Photonics K.K.	60,600	2,633,868
Hankyu Hanshin Holdings, Inc.	100,500	2,878,329
Hikari Tsushin, Inc.	9,293	2,014,728
Security	Number of Shares	Value ($)
Hino Motors Ltd.	125,700	724,826
Hirose Electric Co., Ltd.	14,564	1,527,515
Hisamitsu Pharmaceutical Co., Inc.	23,200	1,019,540
Hitachi Construction Machinery Co., Ltd.	51,353	1,488,108
Hitachi Ltd.	425,315	12,739,902
Hitachi Metals Ltd.	90,700	1,183,925
Honda Motor Co., Ltd.	720,939	17,576,387
Hoshizaki Corp.	22,200	1,692,315
Hoya Corp.	166,307	16,401,102
Hulic Co., Ltd.	144,300	1,240,354
Idemitsu Kosan Co., Ltd.	85,903	1,789,415
Iida Group Holdings Co., Ltd.	64,600	999,870
Inpex Corp.	444,400	2,536,641
Isetan Mitsukoshi Holdings Ltd.	142,500	650,229
Isuzu Motors Ltd.	244,700	1,995,896
Ito En Ltd.	25,500	1,509,416
ITOCHU Corp.	595,900	13,065,894
Itochu Techno-Solutions Corp.	41,487	1,684,990
Japan Airlines Co., Ltd.	48,000	776,989
Japan Airport Terminal Co., Ltd.	22,100	758,803
Japan Exchange Group, Inc.	222,500	5,283,469
Japan Post Bank Co., Ltd.	176,600	1,317,499
Japan Post Holdings Co., Ltd.	689,900	4,711,877
Japan Post Insurance Co., Ltd.	98,000	1,302,837
Japan Prime Realty Investment Corp.	335	880,405
Japan Real Estate Investment Corp.	571	2,913,438
Japan Retail Fund Investment Corp.	1,167	1,403,194
Japan Tobacco, Inc.	528,500	9,033,363
JFE Holdings, Inc.	212,500	1,394,826
JGC Holdings Corp.	97,400	985,499
JSR Corp.	92,300	2,012,630
JTEKT Corp.	92,000	612,281
Kajima Corp.	197,500	2,169,546
Kakaku.com, Inc.	59,200	1,429,322
Kamigumi Co., Ltd.	47,300	863,259
Kansai Paint Co., Ltd.	77,500	1,485,287
Kao Corp.	211,719	15,358,940
Kawasaki Heavy Industries Ltd.	61,100	833,198
KDDI Corp.	730,500	23,228,030
Keihan Holdings Co., Ltd.	41,700	1,699,932
Keikyu Corp.	95,000	1,240,361
Keio Corp.	47,200	2,356,879
Keisei Electric Railway Co., Ltd.	57,756	1,412,144
Keyence Corp.	80,700	34,030,126
Kikkoman Corp.	66,477	3,119,894
Kintetsu Group Holdings Co., Ltd.	74,600	2,906,576
Kirin Holdings Co., Ltd.	367,600	7,083,163
Kobayashi Pharmaceutical Co., Ltd.	21,200	1,884,177
Kobe Bussan Co., Ltd.	26,800	1,663,304
Koito Manufacturing Co., Ltd.	48,000	1,879,516
Komatsu Ltd.	382,409	7,513,151
Konami Holdings Corp.	40,700	1,243,752
Kose Corp.	14,400	1,458,519
Kubota Corp.	454,500	6,472,064
Kuraray Co., Ltd.	139,700	1,367,884
Kurita Water Industries Ltd.	42,300	1,137,695
Kyocera Corp.	143,600	7,997,124
Kyowa Kirin Co., Ltd.	117,200	2,894,499
Kyushu Electric Power Co., Inc.	169,200	1,421,007
Kyushu Railway Co.	63,700	1,258,386
Lasertec Corp.	32,900	2,904,890
Lawson, Inc.	21,700	1,080,591
LINE Corp. *	26,100	1,381,111
Lion Corp.	97,700	2,539,469
LIXIL Group Corp.	119,587	1,596,228
M3, Inc.	193,900	9,957,261
Makita Corp.	97,000	3,727,572
Marubeni Corp.	717,500	3,303,312

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marui Group Co., Ltd.	82,146	1,194,461
Maruichi Steel Tube Ltd.	26,600	629,878
Mazda Motor Corp.	253,100	1,460,074
McDonald’s Holdings Co., Ltd.	29,800	1,426,178
Mebuki Financial Group, Inc.	440,380	979,654
Medipal Holdings Corp.	82,200	1,505,379
MEIJI Holdings Co., Ltd.	52,000	4,083,270
Mercari, Inc. *(a)	37,996	1,609,847
Minebea Mitsumi, Inc.	159,200	2,610,777
MISUMI Group, Inc.	125,700	2,974,208
Mitsubishi Chemical Holdings Corp.	561,600	3,017,376
Mitsubishi Corp.	590,400	11,896,428
Mitsubishi Electric Corp.	802,100	10,470,666
Mitsubishi Estate Co., Ltd.	519,702	7,465,669
Mitsubishi Gas Chemical Co., Inc.	68,200	1,083,243
Mitsubishi Heavy Industries Ltd.	139,800	3,252,248
Mitsubishi Materials Corp.	54,500	1,114,222
Mitsubishi Motors Corp.	285,600	562,774
Mitsubishi UFJ Financial Group, Inc.	5,366,709	20,110,765
Mitsubishi UFJ Lease & Finance Co., Ltd.	173,638	737,070
Mitsui & Co., Ltd.	733,900	10,971,873
Mitsui Chemicals, Inc.	80,600	1,533,939
Mitsui Fudosan Co., Ltd.	413,577	6,465,847
Miura Co., Ltd.	38,400	1,460,097
Mizuho Financial Group, Inc.	10,714,934	13,062,012
MonotaRO Co., Ltd.	55,400	2,356,105
MS&AD Insurance Group Holdings, Inc.	194,062	4,876,395
Murata Manufacturing Co., Ltd.	252,600	16,224,659
Nabtesco Corp.	50,100	1,524,229
Nagoya Railroad Co., Ltd.	81,600	2,064,974
NEC Corp.	108,000	6,050,757
Nexon Co., Ltd.	211,200	5,426,111
NGK Insulators Ltd.	113,100	1,405,599
NGK Spark Plug Co., Ltd.	67,100	902,392
NH Foods Ltd.	35,200	1,547,105
Nidec Corp.	198,500	15,768,241
Nihon M&A Center, Inc.	64,900	3,160,175
Nikon Corp.	145,000	1,013,756
Nintendo Co., Ltd.	49,439	21,743,772
Nippon Building Fund, Inc.	553	3,091,749
Nippon Express Co., Ltd.	34,400	1,635,344
Nippon Paint Holdings Co., Ltd.	63,700	4,355,885
Nippon Prologis REIT, Inc.	913	3,151,668
Nippon Shinyaku Co., Ltd.	20,400	1,578,235
Nippon Steel Corp.	365,241	2,994,746
Nippon Telegraph & Telephone Corp.	566,312	13,144,929
Nippon Yusen K.K.	65,700	854,886
Nissan Chemical Corp.	54,800	2,902,283
Nissan Motor Co., Ltd.	1,006,896	3,444,151
Nisshin Seifun Group, Inc.	87,300	1,337,257
Nissin Foods Holdings Co., Ltd.	27,800	2,511,198
Nitori Holdings Co., Ltd.	35,100	7,684,661
Nitto Denko Corp.	69,700	3,950,627
Nomura Holdings, Inc.	1,394,700	6,563,698
Nomura Real Estate Holdings, Inc.	53,000	876,237
Nomura Real Estate Master Fund, Inc.	1,825	2,263,304
Nomura Research Institute Ltd.	139,500	3,681,881
NSK Ltd.	155,700	1,048,115
NTT Data Corp.	279,000	3,172,019
NTT DOCOMO, Inc.	514,400	14,162,007
Obayashi Corp.	284,100	2,536,556
Obic Co., Ltd.	30,400	5,451,615
Odakyu Electric Railway Co., Ltd.	130,800	2,737,236
Oji Holdings Corp.	376,800	1,581,287
Olympus Corp.	512,100	9,210,866
Omron Corp.	81,300	5,856,021
Security	Number of Shares	Value ($)
Ono Pharmaceutical Co., Ltd.	161,300	4,533,720
Oracle Corp., Japan	17,100	2,059,906
Oriental Land Co., Ltd.	88,000	10,616,551
ORIX Corp.	581,900	6,293,313
Orix JREIT, Inc.	1,172	1,511,968
Osaka Gas Co., Ltd.	162,800	3,018,587
Otsuka Corp.	45,700	2,382,762
Otsuka Holdings Co., Ltd.	171,600	7,116,858
Pan Pacific International Holdings Corp.	179,700	4,072,900
Panasonic Corp.	969,512	8,397,307
Park24 Co., Ltd.	49,900	664,811
PeptiDream, Inc. *	40,900	1,647,708
Persol Holdings Co., Ltd.	85,200	1,077,127
Pigeon Corp.	53,700	2,087,752
Pola Orbis Holdings, Inc.	41,700	693,317
Rakuten, Inc.	374,020	3,436,989
Recruit Holdings Co., Ltd.	558,600	17,425,996
Renesas Electronics Corp. *	339,900	1,869,606
Resona Holdings, Inc.	934,985	3,065,134
Ricoh Co., Ltd.	292,300	1,882,341
Rinnai Corp.	16,100	1,319,616
Rohm Co., Ltd.	38,000	2,440,119
Ryohin Keikaku Co., Ltd.	112,302	1,353,600
Santen Pharmaceutical Co., Ltd.	157,900	2,664,161
SBI Holdings, Inc.	102,790	2,164,438
SCSK Corp.	22,400	1,140,078
Secom Co., Ltd.	92,600	8,007,951
Sega Sammy Holdings, Inc.	75,100	846,647
Seibu Holdings, Inc.	95,600	854,418
Seiko Epson Corp.	120,600	1,279,448
Sekisui Chemical Co., Ltd.	162,600	2,213,353
Sekisui House Ltd.	272,300	4,973,220
Seven & i Holdings Co., Ltd.	335,103	10,126,647
Seven Bank Ltd.	255,900	627,731
SG Holdings Co., Ltd.	69,464	2,549,233
Sharp Corp.	91,800	906,054
Shimadzu Corp.	98,800	2,521,305
Shimamura Co., Ltd.	9,300	646,709
Shimano, Inc.	32,500	7,056,978
Shimizu Corp.	240,900	1,726,921
Shin-Etsu Chemical Co., Ltd.	157,060	18,382,100
Shinsei Bank Ltd.	67,100	758,046
Shionogi & Co., Ltd.	118,300	7,037,776
Shiseido Co., Ltd.	176,000	9,806,046
Showa Denko K.K.	59,200	1,227,343
SMC Corp.	25,200	13,243,835
Softbank Corp.	845,000	11,311,342
SoftBank Group Corp.	691,200	43,596,107
Sohgo Security Services Co., Ltd.	31,700	1,495,450
Sompo Holdings, Inc.	146,900	4,840,969
Sony Corp.	562,600	43,711,209
Sony Financial Holdings, Inc. (a)	65,600	1,617,908
Square Enix Holdings Co., Ltd.	40,300	2,165,307
Stanley Electric Co., Ltd.	55,847	1,337,804
Subaru Corp.	269,300	5,086,374
Sumco Corp.	117,000	1,815,257
Sumitomo Chemical Co., Ltd.	664,600	1,917,781
Sumitomo Corp.	521,300	5,791,498
Sumitomo Dainippon Pharma Co., Ltd.	86,900	1,085,313
Sumitomo Electric Industries Ltd.	331,100	3,699,253
Sumitomo Heavy Industries Ltd.	47,000	915,798
Sumitomo Metal Mining Co., Ltd.	103,200	3,102,145
Sumitomo Mitsui Financial Group, Inc.	573,746	15,288,286
Sumitomo Mitsui Trust Holdings, Inc.	147,000	3,774,092
Sumitomo Realty & Development Co., Ltd.	134,300	3,424,921

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sumitomo Rubber Industries Ltd.	76,200	633,938
Sundrug Co., Ltd.	32,300	1,099,199
Suntory Beverage & Food Ltd.	61,800	2,332,717
Suzuken Co., Ltd.	31,100	1,106,292
Suzuki Motor Corp.	160,900	5,279,680
Sysmex Corp.	73,300	5,636,519
T&D Holdings, Inc.	233,200	1,919,582
Taiheiyo Cement Corp.	52,100	1,130,721
Taisei Corp.	83,300	2,861,344
Taisho Pharmaceutical Holdings Co., Ltd.	15,100	857,962
Taiyo Nippon Sanso Corp.	65,600	1,034,742
Takeda Pharmaceutical Co., Ltd.	697,990	25,313,867
TDK Corp.	56,600	6,301,667
Teijin Ltd.	78,300	1,130,787
Terumo Corp.	287,700	10,883,993
The Bank of Kyoto Ltd.	23,909	877,179
The Chiba Bank Ltd.	235,900	1,080,856
The Chugoku Electric Power Co., Inc.	125,500	1,531,477
The Kansai Electric Power Co., Inc.	313,100	2,978,279
The Shizuoka Bank Ltd.	195,700	1,270,923
The Yokohama Rubber Co., Ltd.	53,000	677,931
THK Co., Ltd.	52,042	1,226,123
TIS, Inc.	103,700	2,220,796
Tobu Railway Co., Ltd.	84,800	2,374,727
Toho Co., Ltd.	48,008	1,427,071
Toho Gas Co., Ltd.	32,260	1,407,800
Tohoku Electric Power Co., Inc.	188,400	1,780,412
Tokio Marine Holdings, Inc.	281,099	11,869,392
Tokyo Century Corp.	19,377	1,089,862
Tokyo Electric Power Co. Holdings, Inc. *	625,390	1,668,063
Tokyo Electron Ltd.	65,700	18,180,323
Tokyo Gas Co., Ltd.	163,840	3,478,666
Tokyu Corp.	218,600	2,432,795
Tokyu Fudosan Holdings Corp.	263,900	1,008,506
Toppan Printing Co., Ltd.	119,500	1,791,474
Toray Industries, Inc.	608,100	2,632,197
Toshiba Corp.	168,617	5,156,502
Tosoh Corp.	114,900	1,542,203
TOTO Ltd.	62,300	2,350,062
Toyo Suisan Kaisha Ltd.	38,400	2,334,538
Toyoda Gosei Co., Ltd.	28,600	560,803
Toyota Industries Corp.	65,000	3,302,206
Toyota Motor Corp.	935,703	55,547,014
Toyota Tsusho Corp.	94,469	2,396,055
Trend Micro, Inc.	58,100	3,407,500
Tsuruha Holdings, Inc.	15,900	2,204,785
Unicharm Corp.	177,100	8,010,729
United Urban Investment Corp.	1,320	1,283,660
USS Co., Ltd.	103,500	1,534,484
Welcia Holdings Co., Ltd.	20,500	1,878,513
West Japan Railway Co.	70,900	3,061,812
Yakult Honsha Co., Ltd.	54,600	3,120,671
Yamada Denki Co., Ltd.	315,500	1,368,827
Yamaha Corp.	60,700	2,798,676
Yamaha Motor Co., Ltd.	121,700	1,774,636
Yamato Holdings Co., Ltd.	137,000	3,532,629
Yamazaki Baking Co., Ltd.	54,000	906,132
Yaskawa Electric Corp.	108,700	3,613,986
Yokogawa Electric Corp.	102,800	1,579,019
Z Holdings Corp.	1,158,500	6,160,594
ZOZO, Inc.	49,300	1,333,584
		1,454,552,977

Security	Number of Shares	Value ($)
Netherlands 4.4%
ABN AMRO Group N.V. CVA	194,980	1,619,466
Adyen N.V. *	7,992	13,339,895
Aegon N.V.	774,590	2,269,850
AerCap Holdings N.V. *	57,785	1,556,150
Akzo Nobel N.V.	86,993	8,196,867
Altice Europe N.V. *	266,285	1,262,528
ASML Holding N.V.	187,886	66,800,543
Coca-Cola European Partners plc	89,350	3,678,540
Heineken Holding N.V.	50,976	4,404,463
Heineken N.V.	113,841	11,028,308
ING Groep N.V.	1,729,858	12,062,092
Just Eat Takeaway.com N.V *	52,952	5,714,432
Koninklijke Ahold Delhaize N.V.	483,738	13,932,063
Koninklijke DSM N.V.	76,296	11,678,315
Koninklijke KPN N.V.	1,553,367	4,092,198
Koninklijke Philips N.V. *	404,223	20,886,561
Koninklijke Vopak N.V.	33,084	1,806,321
NN Group N.V.	127,363	4,661,754
Prosus N.V. *	214,117	20,839,355
Randstad N.V.	52,951	2,550,511
Unilever N.V.	645,387	38,136,101
Wolters Kluwer N.V.	119,841	9,438,411
		259,954,724

New Zealand 0.3%
a2 Milk Co., Ltd. *	325,699	4,538,557
Auckland International Airport Ltd.	529,722	2,258,117
Fisher & Paykel Healthcare Corp., Ltd.	255,461	6,119,419
Mercury NZ Ltd.	292,846	910,440
Meridian Energy Ltd.	576,882	1,873,007
Ryman Healthcare Ltd.	172,296	1,529,295
Spark New Zealand Ltd.	805,953	2,641,216
		19,870,051

Norway 0.6%
DNB A.S.A. *	414,501	6,366,465
Equinor A.S.A.	438,902	6,580,519
Gjensidige Forsikring A.S.A. *	87,828	1,805,558
Mowi A.S.A.	191,253	3,473,371
Norsk Hydro A.S.A. *	621,167	1,754,627
Orkla A.S.A.	332,852	3,273,876
Schibsted A.S.A., B Shares *	42,667	1,395,676
Telenor A.S.A.	315,260	4,873,536
Yara International A.S.A.	77,928	3,287,305
		32,810,933

Portugal 0.2%
Banco Espirito Santo S.A. *(b)	470,491	—
EDP - Energias de Portugal S.A.	1,115,634	5,607,279
Galp Energia, SGPS, S.A.	228,427	2,391,814
Jeronimo Martins, SGPS, S.A.	112,066	1,878,928
		9,878,021

Singapore 1.1%
Ascendas Real Estate Investment Trust	1,343,824	3,478,440
CapitaLand Commercial Trust	1,278,800	1,507,980
CapitaLand Ltd.	1,141,700	2,304,223
CapitaLand Mall Trust	1,117,900	1,545,074
City Developments Ltd.	201,100	1,204,311
DBS Group Holdings Ltd.	794,946	11,483,514
Genting Singapore Ltd.	2,721,400	1,459,906
Jardine Cycle & Carriage Ltd.	43,200	633,427

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Keppel Corp., Ltd.	646,900	2,547,425
Mapletree Commercial Trust	929,600	1,251,725
Mapletree Logistics Trust	1,139,300	1,774,650
Oversea-Chinese Banking Corp., Ltd.	1,470,487	9,210,774
Singapore Airlines Ltd.	576,350	1,437,739
Singapore Exchange Ltd.	350,000	2,087,864
Singapore Technologies Engineering Ltd.	681,749	1,630,669
Singapore Telecommunications Ltd.	3,587,137	6,510,197
Suntec Real Estate Investment Trust	874,500	858,079
United Overseas Bank Ltd.	512,033	7,209,174
UOL Group Ltd.	202,872	982,688
Venture Corp., Ltd.	123,400	1,611,532
Wilmar International Ltd.	831,334	2,810,080
Yangzijiang Shipbuilding Holdings Ltd.	1,211,600	811,900
		64,351,371

Spain 2.3%
ACS Actividades de Construccion y Servicios S.A.	117,748	2,731,343
Aena SME S.A. *	29,489	3,844,928
Amadeus IT Group S.A.	189,740	9,474,717
Banco Bilbao Vizcaya Argentaria S.A.	2,931,965	9,129,316
Banco Santander S.A. *	7,306,260	15,668,071
Bankinter S.A.	304,756	1,584,483
CaixaBank S.A.	1,612,832	3,469,278
Cellnex Telecom S.A.	109,717	6,904,974
Enagas S.A.	110,257	2,781,712
Endesa S.A.	138,484	3,950,518
Ferrovial S.A.	211,989	5,190,971
Grifols S.A.	130,193	3,793,231
Iberdrola S.A.	2,569,201	33,207,658
Iberdrola S.A. - Interim Shares *(b)	57,937	748,852
Industria de Diseno Textil S.A.	482,599	12,787,858
Mapfre S.A. (a)	462,706	837,871
Naturgy Energy Group S.A.	131,387	2,444,848
Red Electrica Corp. S.A.	192,298	3,748,809
Repsol S.A.	654,152	5,158,469
Siemens Gamesa Renewable Energy S.A.	102,678	2,422,713
Telefonica S.A.	2,141,751	8,969,686
		138,850,306

Sweden 3.3%
Alfa Laval AB *	139,701	3,309,268
Assa Abloy AB, B Shares	445,999	9,845,959
Atlas Copco AB, A Shares	296,261	13,151,461
Atlas Copco AB, B Shares	174,381	6,749,005
Boliden AB	123,799	3,380,724
Electrolux AB, B Shares	98,890	1,858,505
Epiroc AB, A Shares	285,592	3,993,181
Epiroc AB, B Shares	172,701	2,351,390
EQT AB	103,634	2,449,982
Essity AB, B Shares *	266,522	8,793,734
Evolution Gaming Group AB	55,450	3,762,882
Hennes & Mauritz AB, B Shares	356,325	5,554,171
Hexagon AB, B Shares *	124,493	8,141,517
Husqvarna AB, B Shares	180,380	1,726,235
ICA Gruppen AB	43,747	2,148,994
Industrivarden AB, C Shares *	68,011	1,677,660
Investment AB Latour	64,547	1,324,953
Investor AB, B Shares	202,299	12,003,331
Kinnevik AB, B Shares	107,121	3,770,707
LE Lundbergfortagen AB, B Shares *	33,316	1,564,965
Lundin Energy AB	81,030	1,890,075
Nibe Industrier AB, B Shares *	135,922	3,270,428
Nordea Bank Abp *(c)	1,413,585	10,918,646
Security	Number of Shares	Value ($)
Nordea Bank Abp *(c)	16,453	126,704
Sandvik AB *	496,323	9,275,546
Securitas AB, B Shares *	136,047	2,028,523
Skandinaviska Enskilda Banken AB, A Shares *	725,825	7,022,416
Skanska AB, B Shares *	147,810	2,983,726
SKF AB, B Shares	169,625	3,140,238
Svenska Cellulosa AB, S.C.A., B Shares *	262,869	3,192,497
Svenska Handelsbanken AB, A Shares *	694,772	6,552,026
Swedbank AB, A Shares *	395,778	6,426,744
Swedish Match AB	74,221	5,718,634
Tele2 AB, B Shares	217,091	3,079,933
Telefonaktiebolaget LM Ericsson, B Shares	1,290,072	15,010,075
Telia Co. AB	1,098,044	4,278,779
Volvo AB, B Shares *	654,610	11,312,822
		193,786,436

Switzerland 10.4%
ABB Ltd.	815,315	20,475,292
Adecco Group AG	68,865	3,254,137
Alcon, Inc. *	218,122	13,183,132
Baloise Holding AG	20,174	3,078,045
Banque Cantonale Vaudoise	13,154	1,378,296
Barry Callebaut AG	1,307	2,721,589
Chocoladefabriken Lindt & Spruengli AG	46	3,944,003
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	465	3,599,954
Cie Financiere Richemont S.A.	229,062	14,220,425
Clariant AG	87,328	1,650,554
Credit Suisse Group AG	1,070,567	11,416,819
EMS-Chemie Holding AG	3,606	3,114,034
Geberit AG	16,248	8,967,542
Givaudan S.A.	4,060	16,815,376
Julius Baer Group Ltd.	97,441	4,277,649
Kuehne & Nagel International AG *	23,898	4,119,701
LafargeHolcim Ltd. *	230,509	10,905,481
Logitech International S.A.	71,580	5,221,644
Lonza Group AG	32,709	20,454,084
Nestle S.A.	1,311,722	155,992,212
Novartis AG	946,571	77,966,427
Partners Group Holding AG	8,205	7,948,243
Roche Holding AG	309,730	107,276,997
Schindler Holding AG	8,914	2,230,766
Schindler Holding AG - Participation Certificates	18,377	4,671,160
SGS S.A.	2,700	7,070,910
Sika AG	62,821	13,803,786
Sonova Holding AG *	24,069	5,442,098
Straumann Holding AG	4,669	4,625,115
Swiss Life Holding AG *	13,910	5,083,293
Swiss Prime Site AG	33,096	3,020,458
Swiss Re AG	131,011	10,337,958
Swisscom AG	11,595	6,163,499
Temenos AG	28,518	4,214,456
The Swatch Group AG	21,934	874,885
The Swatch Group AG - Bearer Shares	13,026	2,730,867
UBS Group AG	1,610,185	18,969,231
Vifor Pharma AG	20,750	2,928,806
Zurich Insurance Group AG	65,674	24,286,424
		618,435,348

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Kingdom 13.8%
3i Group plc	427,190	4,917,162
Admiral Group plc	87,922	2,741,822
Anglo American plc	541,363	13,105,357
Antofagasta plc	172,457	2,292,955
Ashtead Group plc	199,179	6,342,610
Associated British Foods plc	157,950	3,617,720
AstraZeneca plc	578,893	63,955,861
Auto Trader Group plc	423,980	2,961,719
AVEVA Group plc	27,818	1,501,292
Aviva plc	1,713,828	5,893,945
BAE Systems plc	1,425,809	9,137,869
Barclays plc	7,590,807	9,841,453
Barratt Developments plc	452,845	3,008,096
BHP Group plc	929,240	20,093,341
BP plc	8,904,626	32,248,139
British American Tobacco plc	1,008,792	33,338,873
BT Group plc	3,879,001	4,984,321
Bunzl plc	147,348	4,220,935
Burberry Group plc	178,816	2,913,587
Coca-Cola HBC AG *	86,855	2,261,163
Compass Group plc	789,690	10,865,501
Croda International plc	56,336	4,204,600
DCC plc	42,990	3,822,696
Diageo plc	1,033,251	37,807,294
Direct Line Insurance Group plc	596,765	2,309,291
Evraz plc	213,027	788,829
Experian plc	401,172	14,012,981
Ferguson plc	99,402	8,762,627
GlaxoSmithKline plc	2,215,809	44,139,598
Glencore plc *	4,361,238	9,980,926
GVC Holdings plc	252,830	2,188,116
Halma plc	165,554	4,702,366
Hargreaves Lansdown plc	147,531	3,348,175
Hikma Pharmaceuticals plc	75,829	2,124,799
HSBC Holdings plc	8,946,453	40,284,264
Imperial Brands plc	422,894	7,045,751
Informa plc *	658,500	3,122,335
InterContinental Hotels Group plc	78,039	3,594,564
Intertek Group plc	70,336	4,946,662
ITV plc	1,608,797	1,186,357
J. Sainsbury plc	772,903	1,883,826
JD Sports Fashion plc	207,184	1,637,866
Johnson Matthey plc	85,227	2,488,687
Kingfisher plc	911,545	2,880,564
Land Securities Group plc	313,347	2,360,064
Legal & General Group plc	2,662,747	7,371,228
Lloyds Banking Group plc	30,818,557	10,500,204
London Stock Exchange Group plc	138,385	15,285,848
M&G plc	1,129,771	2,364,548
Melrose Industries plc	2,126,212	2,347,803
Mondi plc	214,905	3,806,546
National Grid plc	1,555,152	18,244,851
Natwest Group plc	2,202,017	3,032,650
Next plc	58,164	4,105,327
NMC Health plc *(b)	48,950	17,230
Ocado Group plc *	202,245	5,418,111
Pearson plc	336,134	2,309,643
Persimmon plc *	138,869	4,335,517
Prudential plc	1,142,555	16,327,975
Reckitt Benckiser Group plc	313,922	31,476,811
RELX plc	848,681	17,866,578
Rentokil Initial plc	807,747	5,635,125
Rio Tinto plc	494,879	30,124,364
Rolls-Royce Holdings plc *	843,180	2,529,416
Royal Dutch Shell plc, A Shares	1,812,593	26,492,083
Royal Dutch Shell plc, B Shares	1,642,758	23,058,500
RSA Insurance Group plc	460,132	2,568,200
Security	Number of Shares	Value ($)
Schroders plc	53,945	2,083,406
Segro plc	516,502	6,541,107
Severn Trent plc	108,771	3,466,245
Smith & Nephew plc	384,472	7,588,500
Smiths Group plc	173,831	3,062,287
Spirax-Sarco Engineering plc	33,299	4,449,913
SSE plc	453,817	7,697,799
St. James’s Place plc	232,244	2,840,491
Standard Chartered plc	1,190,741	5,953,548
Standard Life Aberdeen plc	1,026,113	3,339,818
Taylor Wimpey plc	1,594,408	2,459,417
Tesco plc	4,317,030	12,184,137
The Berkeley Group Holdings plc	55,405	3,214,645
The British Land Co., plc	381,187	1,819,065
The Sage Group plc	473,780	4,496,110
Unilever plc	515,536	30,697,581
United Utilities Group plc	302,872	3,551,946
Vodafone Group plc	11,779,048	17,702,123
Whitbread plc *	87,025	2,470,963
WM Morrison Supermarkets plc	1,068,944	2,592,965
WPP plc	537,509	3,986,324
		817,283,907
Total Common Stock
(Cost $5,068,209,118)		5,871,753,089

Preferred Stock 0.5% of net assets

Germany 0.5%
Bayerische Motoren Werke AG	24,302	1,235,102
Fuchs Petrolub SE	29,834	1,302,788
Henkel AG & Co. KGaA	79,419	7,808,864
Porsche Automobil Holding SE	67,221	3,804,907
Sartorius AG	15,579	5,994,202
Volkswagen AG *	81,430	11,919,480
Total Preferred Stock
(Cost $29,516,141)		32,065,343

Rights 0.0% of net assets

Portugal 0.0%
EDP - Energias de Portugal SA expires 08/06/20 *	1,115,634	113,281

Spain 0.0%
Cellnex Telecom SA expires 08/12/20 *	109,717	458,806
Total Rights
(Cost $—)		572,087

Other Investment Company 0.2% of net assets

United States 0.2%
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.10% (d)	10,665,515	10,665,515
Total Other Investment Company
(Cost $10,665,515)		10,665,515

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
Australia & New Zealand Banking Group Ltd.
U.S. Dollar
0.01%, 08/03/20 (e)	97,361	97,361
BNP Paribas
Swiss Franc
(1.48%), 08/03/20 (e)(f)	85,946	93,977
Brown Brothers Harriman
Australian Dollar
0.01%, 08/03/20 (e)	318,162	227,311
Danish Krone
(0.70%), 08/03/20 (e)(f)	320,945	50,769
Hong Kong Dollar
0.00%, 08/03/20 (e)	44,530	5,746
New Zealand Dollar
(0.20%), 08/03/20 (e)(f)	30,217	20,040
Norwegian Krone
(0.10%), 08/03/20 (e)(f)	50,693	5,569
Pound Sterling
0.01%, 08/03/20 (e)	3,430	4,490
Swedish Krona
(0.25%), 08/03/20 (e)(f)	590,761	67,282
Citibank
Euro
(0.69%), 08/03/20 (e)(f)	96,223	113,346
Total Short-Term Investments
(Cost $685,891)		685,891

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/18/20	244	22,125,920	(513,567)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,186,745.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	Securities are traded on separate exchanges for the same entity.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$1,869,033,874	$—	$1,869,033,874
Australia	916,283	403,614,653	—	404,530,936
Austria	2,638,155	7,012,110	—	9,650,265
Denmark	11,867,198	134,927,433	—	146,794,631
Germany	8,085,107	518,423,248	—	526,508,355
Hong Kong	5,356,843	190,446,436	—	195,803,279
Israel	20,616,844	18,294,970	—	38,911,814
Japan	1,878,513	1,452,674,464	—	1,454,552,977
Netherlands	45,252,088	214,702,636	—	259,954,724
Portugal	—	9,878,021	—*	9,878,021
Spain	—	138,101,454	748,852	138,850,306
United Kingdom	—	817,266,677	17,230	817,283,907
Preferred Stock[1]	—	32,065,343	—	32,065,343
Rights[1]	572,087	—	—	572,087
Other Investment Company[1]	10,665,515	—	—	10,665,515
Short-Term Investments[1]	—	685,891	—	685,891
Liabilities
Futures Contracts[2]	(513,567)	—	—	(513,567)
Total	$107,335,066	$5,807,127,210	$766,082	$5,915,228,358
*	Level 3 amount shown includes securities determined to have no value at July 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)

are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87637JUL20